June 30, 1997                                               IVY FUNDS(R)

Ivy
Asia
Pacific
Fund

------------
Semi-Annual
Report
-------------

This report and the
financial statements
contained herein are
submitted for the general
information of the
share-holders. This report
is not authorized for
distribution to prospective
investors unless preceded or
accompanied by an effective
prospectus.

Ivy Management, Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111

                                 THROUGHOUT THE
                                   CENTURIES,
                              THE CASTLE KEEP HAS
                                 BEEN A SOURCE
                              OF LONG-RANGE VISION
                                 AND STRATEGIC
                                  ADVANTAGE.

Market Commentary:

     We would like to take this opportunity to welcome you as a shareholder of the Ivy Asia Pacific Fund. The primary focus of the Ivy Asia Pacific Fund is to provide investors with access to the regions of Northeast and Southeast Asia. Accordingly, as of June 30, 1997, the largest country weightings in the Fund were Hong Kong (32%), Malaysia (8%) and Singapore (8%).
     Performance among Asian markets has been split between the well-performing markets of Northeast Asia and the disappointing markets in the south. Our research confirms that Hong Kong, in the north, has benefited from strong liquidity conditions and positive investor sentiment. Despite the recent strong performance of Hong Kong's Hang Seng index--it is trading near its 20-year average price-to-earnings ratio--we believe Hong Kong is still one of the best-valued markets in the world.
     At the same time, Southeast Asian markets have suffered. The structure of Asian economies has often led to the creation of speculative bubbles and we believe Thailand is the latest victim. In the early 1990s, the Thai economy was awash with cash. With bank deposit rates at unattractive levels, property and stock markets were a natural choice. This led to massive overbuilding and speculation. According to our research, nonperforming loans are mounting, consumption has dropped off dramatically, and confidence in the financial system has fallen sharply. The Thai situation has been exacerbated by the region-wide export slowdown that began last year and has resulted in even greater tightening of liquidity. Early in July 1997, a de facto devaluation of the Thai baht took place, followed soon thereafter by other Southeast Asian currencies. This has left many investors to wonder which will be the next Asian market to fall.
     We believe it is a natural tendency for investors to try to draw similarities between a current financial crisis and a recent crisis. In this regard, Thailand is no exception. Much time has been spent in recent weeks comparing and contrasting the Thai crisis with the Mexican crisis of early 1995. Even more interesting is the extent to which investors have once again punished other regional markets. We believe they fear the Thai problem will develop into a Latin-style "tequila" crisis affecting the whole region.
     From a macroeconomic standpoint, other Southeast Asian nations have more flexibility than Thailand to deal with a potential crisis. Thailand's central bank has been constrained by the fixed exchange rate regime. This has severely limited the extent to which Thai monetary authorities could lower interest rates. Other Southeast Asian countries, which follow a more flexible exchange rate policy, have many more policy options available, including reducing interest rates. One factor that would boost liquidity across the region would be a pickup in the export sector. The entire Asian region has suffered as export growth dropped to zero last year after several years of mid-teens growth. With exports representing more than half the output of many Asian economies, these countries are highly geared toward a recovery.
     We have been using periods of market weakness to add to the Southeast Asian holdings in the Fund and would encourage long-term investors to stay the course.

Ivy Management, Inc.

                               BOARD OF TRUSTEES
                             John S. Anderegg, Jr.
                                Paul H. Broyhill
                                Keith J. Carlson
                                Stanley Channick
                             Frank W. DeFriece, Jr.
                                 Roy J. Glauber
                               Michael G. Landry
                              Joseph G. Rosenthal
                               Richard Silverman
                                J. Brendan Swan

                                    OFFICERS
                          Michael G. Landry, Chairman
                          Keith J. Carlson, President
                       James W. Broadfoot, Vice President
                               C. William Ferris,
                              Secretary/Treasurer

                                 LEGAL COUNSEL
                             Dechert Price & Rhoads

                                   Boston, MA

                                   CUSTODIAN
                         Brown Brothers Harriman & Co.
                                   Boston, MA
                                 TRANSFER AGENT
                                 Ivy Mackenzie
                                 Services Corp.
                                 P.O. Box 3022
                           Boca Raton, FL 33431-0922
                                 1-800-777-6472

                                    AUDITORS
                            Coopers & Lybrand L.L.P.
                              Fort Lauderdale, FL

                               INVESTMENT MANAGER
                              Ivy Management, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

                                  DISTRIBUTOR
                                 Ivy Mackenzie
                               Distributors, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                1-800-456-5111

PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)

         EQUITY SECURITIES -- 77.6%             SHARES      VALUE
---------------------------------------------
AUSTRALIA -- 4.2%
Australia & New Zealand Banking Group Ltd....     1,900   $   14,091
National Australia Bank Ltd..................       800       11,369
Pacific Dunlop Limited.......................     3,000        8,810
Westpac Banking Corp. Ltd....................     1,900       11,344
                                                          ----------
                                                              45,614
                                                          ----------
CHINA -- 1.5%
Zhenhai Refining and Chemical Company
  Limited....................................    44,000       15,902
                                                          ----------
HONG KONG -- 31.5%
CDL Hotels International Ltd.................    30,000       12,198
Chen Hsong Holdings*.........................    20,000       11,617
Cheung Kong Holdings Ltd.....................     2,000       19,749
Citic Pacific Ltd............................     3,000       18,742
First Pacific Company Ltd....................    10,000       12,779
Giordano Holdings Ltd........................    24,000       16,419
Guangdong Investments........................    10,000       15,037
Guangdong Investments Warrants*..............     1,000          471
Guoco Group Ltd..............................     3,000       15,799
HSBC Holdings................................       800       24,060
Henderson Land Development Company Ltd.......     2,000       17,748
Li & Fung....................................    24,000       26,951
National Mutual Asia Ltd.....................    14,000       15,541
New World Development Company Ltd............     2,000       11,927
Peregrine Investment Holdings Limited........     9,000       18,529
Sime Darby (Hong Kong).......................    12,000       13,321
Sun Hung Kai Properties Ltd..................     1,000       12,036
Swire Pacific Ltd Class A....................     2,000       18,006
Union Bank of Hong Kong Ltd..................    16,266       47,030
Wheelock & Company, Ltd......................     6,000       14,754
                                                          ----------
                                                             342,714
                                                          ----------
INDONESIA -- 6.6%
PT Bank Dagang Nasional -- Foreign
  Registered.................................    15,500       10,996
PT Bank Dagang Nasional Warrants*............       500          206
PT Darya Varia Laboratoria- Foreign
  Registered.................................     6,500        7,819
PT Matahari Putra Prima -- Foreign
  Registered.................................    10,000       20,152
PT Mulia Industrindo -- Foreign Registered...    20,000       10,487
PT Telekomunikasi Indonesia -- Foreign
  Registered.................................    10,000       16,348
Semen Gresik -- Foreign Registered...........     2,500        5,604
                                                          ----------
                                                              71,612
                                                          ----------
MALAYSIA -- 8.3%
AMMB Holdings Berhad.........................     2,400       14,929
Genting Berhad...............................     3,000       14,382
KFC Holdings (Malaysia) Berhad...............     4,700       17,690
Land & General Berhad........................    11,000       12,639
Malayan Cement Berhad........................     7,750       12,957
Sime UEP Properties Berhad...................     8,000       17,274
                                                          ----------
                                                              89,871
                                                          ----------
NEW ZEALAND -- 6.2%
Fisher & Paykel Industries Ltd...............     5,700       22,213
Fletcher Challenge Building..................     4,400       13,210
Fletcher Challenge Energy....................     4,000       12,064
Fletcher Challenge Forests...................     1,920        2,785
Tourism Holdings Limited.....................    12,000       16,997
                                                          ----------
                                                              67,269
                                                          ----------
PHILIPPINES -- 5.7%
Asian Terminals, Inc.........................    81,000   $   14,741
Benpres Holdings Corporation Sponsored
  GDR*.......................................       900        6,140
Metro Pacific Corporation....................   102,800       22,216
Philippine Long Distance Telephone Co........       372       12,059
Universal Robina Corporation.................    19,500        7,097
                                                          ----------
                                                              62,253
                                                          ----------
SINGAPORE -- 8.0%
Clipsal Industries Limited...................     5,000       17,700
DBS Land Limited.............................     3,000        9,484
Elec & Eltek International Co. Ltd...........     2,500       14,000
Fraser & Neave Ltd. Ordinary.................     2,000       14,267
Jardine Matheson Holdings Ltd................     2,400       17,040
Overseas Union Bank Ltd......................     2,200       13,694
Overseas Union Bank Ltd. Rights*.............       440          612
                                                          ----------
                                                              86,797
                                                          ----------
TAIWAN -- 1.8%
Tingyi (Cayman Island) Holding Co.*..........    80,000       19,930
                                                          ----------
THAILAND -- 3.8%
Asia Credit Company PLC......................       500        1,274
Bangkok Bank Public Company Ltd..............     1,600       10,994
Dhana Siam Finance & Securities Public
  Company Ltd................................       800          425
Robinson Department Store Public Company
  Limited -- Foreign Registered..............     7,200        2,640
Thai Airways Int'l. Public Co.,
  Ltd. -- Foreign Registered.................    12,200       14,600
Total Access Communication Public Company
  Ltd. -- Foreign Registered.................     2,000       10,963
                                                          ----------
                                                              40,896
                                                          ----------
TOTAL EQUITY SECURITIES
  (Cost -- $831,265).........................                842,858
                                                          ----------
CONVERTIBLE CORPORATE BONDS -- 0.6%            PRINCIPAL
---------------------------------------------  --------
Benpres Holdings Corporation 144A, 4.20%,
  11/26/49
  (Cost -- $8,000)...........................  $  1,000        6,822
                                                          ----------
TOTAL INVESTMENTS -- 78.2%
  (Cost -- $839,265)(a)......................                849,680

OTHER ASSETS, LESS LIABILITIES -- 21.8%......                236,893
                                                          ----------
NET ASSETS -- 100%...........................             $1,086,573
                                                          ==========
GDR - Global Depository Receipt
 *  Non-income producing security.
(a) Cost is approximately the same for Federal income
    tax purposes.
OTHER INFORMATION:
At June 30, 1997, net unrealized appreciation based on cost for financial statement and Federal income tax purposes is as follows:

    Gross unrealized appreciation......................   $   76,654
    Gross unrealized depreciation......................      (66,239)
                                                          ----------
        Net unrealized appreciation....................   $   10,415
                                                          ==========
Purchases and sales of securities other than short-term obligations aggregated $839,265 and $0, respectively, for the period ended June
30, 1997.

                      (See Notes to Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)

ASSETS
Investments, at value (identified cost -- $839,265).........  $   849,680
Cash........................................................      279,669
Receivables
  Fund shares sold..........................................       11,305
  Dividends and interest....................................        3,257
  Manager for expense reimbursement.........................       12,775
Deferred organization expenses..............................       43,610
Other assets................................................        2,174
                                                              -----------
  Total assets..............................................    1,202,470
                                                              -----------
LIABILITIES
Payables
  Investments purchased.....................................       76,593
  Management fee............................................          726
  12b-1 service and distribution fees.......................          561
  Other payables to related parties.........................        1,862
Accrued expenses............................................       36,155
                                                              -----------
  Total liabilities.........................................      115,897
                                                              -----------
NET ASSETS..................................................  $ 1,086,573
                                                              ===========
CLASS A
Net asset value and redemption price per share
  ($303,162/29,523 shares outstanding)......................  $     10.27
                                                              ===========
Maximum offering price per share ($10.27 X 100/94.25)*......  $     10.90
                                                              ===========
CLASS B
Net asset value, offering price and redemption price** per
  share ($473,474/46,199 shares outstanding)................  $     10.25
                                                              ===========
CLASS C
Net asset value, offering price and redemption price*** per
  share ($309,937/30,238 shares outstanding)................  $     10.25
                                                              ===========
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $ 1,071,142
  Undistributed net realized loss on investments and foreign
    currency transactions...................................           (6)
  Undistributed net investment income.......................        5,035
  Net unrealized appreciation on investments and foreign
    currency transactions...................................       10,402
                                                              -----------
NET ASSETS..................................................  $ 1,086,573
                                                              ===========

  * On sales of more than $50,000 the offering price is reduced.
 ** Subject to a maximum contingent deferred sales charge of 5%.
*** Subject to a maximum contingent deferred sales charge of 1%.

                      (See Notes to Financial Statements)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

Investment income
  Dividends, net of $647 foreign taxes withheld.............             $    8,572
                                                                         ----------
Expenses
  Management fee............................................  $  2,532
  Transfer agent............................................       507
  Administrative services fee...............................       253
  Custodian fees............................................    13,482
  Blue Sky fees.............................................     1,087
  Auditing and accounting fees..............................     1,553
  Shareholder reports.......................................        15
  Amortization of organization expenses.....................     2,719
  Fund accounting...........................................     8,255
  Trustees' fees............................................       435
  12b-1 service and distribution fees.......................     1,702
  Legal.....................................................     8,158
  Other.....................................................     1,082
                                                                         ----------
                                                                             41,780
  Expenses reimbursed by manager............................                (38,243)
                                                                         ----------
    Net expenses............................................                  3,537
                                                                         ----------
NET INVESTMENT INCOME.......................................                  5,035
                                                                         ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  TRANSACTIONS
  Net realized loss on investments and foreign currency
    transactions............................................                     (6)
  Net unrealized appreciation during the period on
    investments and foreign currency transactions...........                 10,402
                                                                         ----------
    Net gain on investment transactions.....................                 10,396
                                                                         ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............             $   15,431
                                                                         ==========

                      (See Notes to Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INCREASE IN NET ASSETS
Operations
  Net investment income.....................................  $     5,035
  Net realized loss on investments and foreign currency
    transactions............................................           (6)
  Net unrealized appreciation during the period on
    investments and foreign currency transactions...........       10,402
                                                              -----------
    Net increase resulting from operations..................       15,431
                                                              -----------
Fund share transactions (Note 5)
  Class A...................................................      296,992
  Class B...................................................      465,872
  Class C...................................................      308,278
                                                              -----------
    Net increase resulting from Fund share transactions.....    1,071,142
                                                              -----------
NET ASSETS AT END OF PERIOD.................................  $ 1,086,573
                                                              ===========
UNDISTRIBUTED NET INVESTMENT INCOME.........................  $     5,035
                                                              ===========

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS

                                                               FOR THE SIX MONTHS ENDED
                                                                    JUNE 30, 1997*
                                                              ---------------------------
                                                              CLASS A   CLASS B   CLASS B
SELECTED PER SHARE DATA**                                     -------   -------   -------
Net asset value, beginning of period........................  $10.00    $10.00    $10.00
                                                              ------    ------    ------
  Income from investment operations
  Net investment income(a)..................................     .10       .07       .07
  Net realized and unrealized gain on investment
    transactions............................................     .17       .18       .18
                                                              ------    ------    ------
    Total from investment operations........................     .27       .25       .25
                                                              ------    ------    ------
Net asset value, end of period..............................  $10.27    $10.25    $10.25
                                                              ======    ======    ======
Total return(%)(b)..........................................    2.70      2.50      2.50
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................  $  303    $  473    $  310
Ratio of expenses to average net assets
  With expense reimbursement(%)(c)..........................    1.02      1.74      1.59
  Without expense reimbursement(%)(c).......................   15.95     16.67     16.52
Ratio of net investment income to average net
  assets(%)(a)(c)...........................................    2.32      1.60      1.75
Portfolio turnover rate(%)..................................       0         0         0
Average commission rate(d)..................................  $.0084    $.0084    $.0084
(a)    Net investment income is net of expenses reimbursed by
       manager.
(b)    Total return represents aggregate total return and does not reflect a sales charge.
(c)    Annualized.
(d)    This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.
 *     Unaudited.
**     Based on average shares outstanding.

                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Ivy Asia Pacific Fund (the Fund), is a diversified series of shares of Ivy Fund. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B and Class C are authorized. Ivy Fund was organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities traded on a U.S. or foreign stock exchange, or the National Association of Securities Dealers Automated Quotation ("NASDAQ") System, are valued at the last quoted sale price reported as of the close of regular trading on the exchange the security is traded most extensively. If there is no such sale, the security is valued at the calculated mean between the last bid and asked price on the exchange. Securities not traded on an exchange or NASDAQ, but traded in another over-the-counter market are valued at the average between the current bid and asked prices in such markets. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees (the Board), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. For valuation purposes, quotations of foreign securities in foreign currencies are translated into U.S. dollar equivalents using the foreign exchange quotation in effect. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board; as of June 30, 1997, there were no such securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Realized gains and losses from security transactions are calculated on an identified cost basis.

     FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code, as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, are declared in December.

     FOREIGN CURRENCY TRANSLATIONS -- Foreign currency transactions from foreign investment activity are translated into U.S. dollars on the following basis: (i) market value of securities, and dividends and interest receivable are translated at the closing daily rate of exchange; and, (ii) purchases and sales of investment securities are translated at the rate at which related foreign contracts are obtained or at the exchange rate prevailing on the date of the transaction. Exchange gains or losses from currency translation of other assets and liabilities, if significant, are reported as a separate component of Net realized and unrealized gain (loss) on investment transactions.

     Section 988 of the Internal Revenue Code provides that gains and losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. Accordingly, distributions for financial statement purposes may differ from the characterization of such distributions determined on a Federal income tax basis.

     DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five year period.

     RECLASSIFICATIONS -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to investments in foreign denominated securities, passive foreign investment companies, and certain securities sold at a loss. As a result, Net investment income (loss) and Net realized gain (loss) on investments and foreign currency transactions for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

2. RELATED PARTIES

     Ivy Management, Inc. (IMI) is the Manager and Investment Adviser of the Fund. For its services, IMI receives a fee monthly at the annual rate of 1.00% of the Fund's average net assets.

     Currently, IMI voluntarily limits the Fund's total operating expenses (excluding taxes, 12b-1 fees, broker-age commissions, interest, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of 1.95% of its average net assets. The voluntary expense limitation may be terminated or revised at any time.

     Mackenzie Investment Management Inc. (MIMI), of which IMI is a wholly owned subsidiary, provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and expenses are reflected as Administrative services fee and Fund accounting in the Statement of Operations.

     Ivy Mackenzie Distributors, Inc. (IMDI), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the six months ended June 30, 1997, the net amount of underwriting discount retained by IMDI was $784.

     Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate not to exceed .25% of its average net asset value. Class B and Class C shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average net asset value attributable to Class B and Class C shares. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $277, $585 and $840, for Class A, Class B and Class C, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.

     Ivy Mackenzie Services Corp. (IMSC), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays IMSC a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $302, $155 and $50, for Class A, Class B and Class C, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION

     Trustees who are not affiliated with IMI or MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. CONCENTRATION OF CREDIT RISK

     The Fund primarily invests in equity securities of companies in the Asia-Pacific region. Therefore, the Fund is more susceptible to factors adversely affecting securities within the Asia-Pacific region than is an equity fund that is not concentrated in such securities to the same extent.

5. FUND SHARE TRANSACTIONS

     Fund share transactions from January 1, 1997 (Commencement) to June 30, 1997, for Class A, Class B and Class C were as follows:

                         CLASS A                            SHARES    AMOUNT
                         -------                            ------   --------
Sold......................................................  30,504   $307,051
Repurchased...............................................   (981)    (10,059)
                                                            ------   --------
Net increase..............................................  29,523*  $296,992
                                                            ======   ========

                         CLASS B                            SHARES    AMOUNT
                         -------                            ------   --------
Sold......................................................  51,958   $524,702
Repurchased...............................................  (5,759)   (58,830)
                                                            ------   --------
Net increase..............................................  46,199   $465,872
                                                            ======   ========

                         CLASS C                            SHARES    AMOUNT
                         -------                            ------   --------
Sold......................................................  30,239   $308,288
Repurchased...............................................      (1)       (10)
                                                            ------   --------
Net increase..............................................  30,238   $308,278
                                                            ======   ========

* At June 30, 1997, MIMI owned 10,001 Class A shares of the Fund.

June 30, 1997

                                                                   IVY FUNDS(R)

Ivy
Bond
Fund

Semi-Annual
Report

This report and the financial statements contained herein are submitted for the general information of the share-holders. This report is not authorized for distrib-ution to prospective investors unless preceded or accompanied by an effective prospectus.

Ivy Management, Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111


                                 THROUGHOUT THE
                                   CENTURIES,
                              THE CASTLE KEEP HAS
                                 BEEN A SOURCE
                              OF LONG-RANGE VISION
                                 AND STRATEGIC
                                  ADVANTAGE.

Market Commentary:

     The strategy of the Ivy Bond Fund is to invest across the spectrum of fixed income securities -- when appropriate -- in which it may invest. Currently, about 68% of the Fund is invested in bonds rated BBB (investment grade) or higher by Standard & Poor's (or the equivalent rating by Moody's Investor Services) with the majority rated BBB. During the past three to four years, our research indicated that bonds rated higher than BBB offered little more than interest rate exposure as spreads between these bonds and comparable maturity US Treasury bonds were relatively narrow. We continue to believe this and because we don't attempt to "time" the bond market we have avoided investing in more highly rated bonds. We will, however, extend maturities in the Fund if the yield on the bellwether 30-year US Treasury bond moves above 7.25% as we believe this would appear to present good value from a longer-term perspective.

     About 30% of the Ivy Bond Fund is invested in bonds rated below investment grade. Of that 30%, about 15% of the Fund is invested in US dollar denominated emerging market corporate bonds, which are generally higher yielding and have shorter maturities than bonds issued by US companies. Typically, emerging market bonds are also rated below investment grade, generally because of the sovereign ceiling--if the rating agencies deem a country to be below investment grade, it is rare that any corporate bond would be rated above that level. By positioning the Fund in credit-sensitive bonds, we have participated in a broadly based tightening of corporate bond spreads over the past several years.

     Our research shows that corporate America is healthier than it has been in many years, and its health continues to improve. Interest costs as a percentage of cash flow have declined to levels not seen for almost 30 years. Corporate profitability has returned to levels last experienced in 1968. According to Moody's, the average credit rating for all outstanding US corporate bonds is single A, which is high quality. Companies are deleveraging their balance sheets and replacing high-cost debt with lower coupon debt. In many cases, they are issuing more equity. When the economy slows down, companies should be better able to service their fixed income obligations; defaults should not spike to high levels. Even if defaults were to rise somewhat, it is not likely to be at levels seen in the late 1980s.

     We continue to avoid most of the zero coupon telecom bonds and instead seek out high coupon bonds issued by fairly stable businesses. Emerging market bonds, most of which are domiciled in Latin America, continue to provide the Fund with portfolio diversification and a great source of high yield. Improvements in the economies of countries in this region, increased political reforms, and benefits from privatization are all helping to add credibility on a global basis to the corporate profiles of many corporate bond issuers.

     With expectations for moderate economic growth and relatively low and contained inflation in the foreseeable future, we believe that conditions may be more favorable now for bond fund investors than they have been for quite some time. The Ivy Bond Fund, which can take advantage of the fixed income universe, should continue to benefit from a healthy business environment.

Ivy Management, Inc.

                             BOARD OF TRUSTEES RTC
                             John S. Anderegg, Jr.
                                Paul H. Broyhill
                                Keith J. Carlson
                                Stanley Channick
                             Frank W. DeFriece, Jr.
                                 Roy J. Glauber
                               Michael G. Landry
                              Joseph G. Rosenthal
                               Richard Silverman
                                J. Brendan Swan

                                    OFFICERS
                          Michael G. Landry, Chairman
                          Keith J. Carlson, President
                       James W. Broadfoot, Vice President
                               C. William Ferris,
                              Secretary/Treasurer

                                 LEGAL COUNSEL
                             Dechert Price & Rhoads
                                   Boston, MA

                                   CUSTODIAN
                         Brown Brothers Harriman & Co.
                                   Boston, MA

                                 TRANSFER AGENT
                                 Ivy Mackenzie
                                 Services Corp.
                                 P.O. Box 3022
                           Boca Raton, FL 33431-0922
                                 1-800-777-6472

                                    AUDITORS
                            Coopers & Lybrand L.L.P.
                              Fort Lauderdale, FL

                               INVESTMENT MANAGER
                              Ivy Management, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

                                  DISTRIBUTOR
                                 Ivy Mackenzie
                               Distributors, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                1-800-456-5111


                                                          [IVY MACKENZIE LOGO]

PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)

        CORPORATE BONDS -- 80.9%           PRINCIPAL       VALUE
-----------------------------------------
Affinity Group Inc., 11.50%, 10/15/03*...  $1,000,000   $  1,072,500
American President Co. Ltd., 8.00%,
  01/15/24...............................   1,000,000        898,750
Bank United Corp., 8.875%, 05/01/07*.....   1,000,000      1,011,250
Cobb Theatres, 10.625%, 03/01/03*........   1,000,000      1,096,250
Comcast Cablevision 144A, 8.375%,
  05/01/07...............................   1,000,000      1,057,500
Conseco Inc., 10.50%, 12/15/04...........   1,500,000      1,751,250
Cyprus Amax Minerals, 8.375%, 02/01/23...   1,000,000      1,003,750
Delphi Financial Group Inc., 8.00%,
  10/01/03...............................   2,500,000      2,518,750
Delta Air Lines, 9.30%, 01/02/11.........   1,000,000      1,116,250
Delta Air Lines, 9.59%, 01/12/17.........   1,500,000      1,745,625
Developers Diversified Realty Corp.,
  7.28%, 11/24/05........................   1,000,000        981,250
Duty Free International Inc., 7.00%,
  01/15/04...............................   2,000,000      1,902,500
Farmers Insurance Exchange, 8.625%,
  05/01/24...............................   2,000,000      2,080,000
Fort Howard, 10.92%, 02/15/12*...........   1,453,060      1,547,509
Freeport-McMoRan Copper & Gold, 7.50%,
  11/15/06...............................   2,000,000      1,990,000
Great Atlantic & Pacific Tea Inc., 7.70%,
  01/15/04...............................   1,000,000      1,025,000
HMC Acquisition Properties Inc., 9.00%,
  12/15/07*..............................   1,000,000      1,022,900
Indianapolis Life Insurance Co., 8.66%,
  04/01/11...............................   2,000,000      2,085,000
International Knife & Saw 144A, 11.375%,
  11/15/06*..............................   1,000,000      1,072,500
Jackson National Life Ins. Co. 144A,
  8.15%, 03/15/27........................   1,000,000      1,011,250
K-III Communication Corp., 8.50%,
  02/01/06*..............................   1,000,000      1,007,500
Kaiser Aluminum & Chemical, 12.75%,
  02/01/03*..............................   1,000,000      1,087,500
Leucadia National Corp., 7.75%,
  08/15/13...............................   2,000,000      1,912,500
Long Island Lighting Co., 8.625%,
  04/15/04...............................   2,000,000      2,077,500
Lumbermens Mutual Casualty 144A, 9.15%,
  07/01/26...............................   2,000,000      2,190,000
MCII Buses Inc., 10.00%, 11/26/97........     500,000        496,920
McCaw International Ltd., 13.00%,
04/15/07*................................   2,000,000      1,000,000
McDermott Inc., 8.75%, 05/19/23*.........   1,500,000      1,436,250
Mitchell Energy & Development Corp.,
  6.75%, 02/15/04........................   1,000,000        968,750
Motors and Gears Inc., 10.75%,
  11/15/06*..............................   1,000,000      1,033,750
News America Holdings, 7.75%, 01/20/24...   2,000,000      1,895,000
News America Holdings, 7.70%, 10/30/25...   1,000,000        943,750
Northrop Grumman Corp., 9.375%,
  10/15/24...............................   2,000,000      2,200,000
Ocean Energy Inc. 144A, 8.875%,
  07/15/07*..............................   1,000,000        997,500
Ocwen Federal Bank, 12.00%, 06/15/05*....     500,000        545,625
Overseas Shipholding Group, Inc., 8.75%,
  12/01/13...............................   3,000,000      3,048,750
PDV America Inc., 7.875%, 08/01/03.......   3,000,000      3,041,250
Pegasus Media & Communications, 12.50%,
  07/01/05*..............................   1,000,000      1,100,000
Pioneer-Standard, 8.50%, 08/01/06........   3,000,000      3,127,500
Praxair Inc., 8.70%, 07/15/22............  $2,500,000   $  2,690,625
RHG Finance Corp., 8.875%, 10/01/05......   2,000,000      2,180,000
RJR Nabisco Inc., 8.75%, 07/15/07........   2,000,000      2,012,500
RSL Communications Ltd., 12.25%,
  11/15/06*..............................   1,000,000      1,057,500
Shop Vac Corp. 144A, 10.625%, 09/01/03*..   1,000,000      1,062,500
Sithe/Independence Funding, 9.00%,
  12/30/13...............................   2,000,000      2,177,500
Stuart Entertainment 144A, 12.50%,
  11/15/04*..............................   1,250,000      1,201,563
TCI Communications, Inc., 8.75%,
  08/01/15...............................   1,000,000      1,045,000
TCI Communications, Inc., 9.25%,
  01/15/23...............................   2,000,000      2,092,500
Terex Corp., 13.25%, 05/15/02*...........   1,000,000      1,120,000
Time Warner Inc., 9.125%, 01/15/13.......   1,500,000      1,646,250
Time Warner Inc., 9.15%, 02/01/23........   2,000,000      2,197,500
Turner Broadcasting System, 8.40%,
  02/01/24...............................   1,000,000        976,250
USX Marathon Group, 9.375%, 05/15/22.....   1,000,000      1,152,500
United Air Lines, 9.75%, 08/15/21........   2,500,000      2,956,250
United Refining 144A, 10.75%, 06/15/07*..   1,000,000        995,000
Willcox & Gibbs Inc., 12.25%,
  12/15/03*..............................   1,000,000      1,008,750
                                                        ------------
TOTAL CORPORATE BONDS
  (Cost -- $82,820,898)..................                 85,672,017
                                                        ------------
U.S. GOVERNMENT OBLIGATIONS -- 2.9%
-----------------------------------------
U.S. Treasury Bond, 7.25%, 05/15/16......     100,000        104,235
U.S. Treasury Note, 6.25%, 01/31/02......   3,000,000      2,982,600
                                                        ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost -- $3,085,850)...................                  3,086,835
                                                        ------------
U.S. DOLLAR DENOMINATED FOREIGN
BONDS -- 14.5%
-----------------------------------------
APP International Finance, 11.75%,
  10/01/05*..............................     500,000        548,750
Acindar Industries, 11.25%, 02/15/04.....     500,000        527,500
Banco Ganadero S.A., 9.75%, 08/26/99.....   1,000,000      1,050,000
Bombril S.A., 8.00%, 08/26/98*...........     500,000        498,520
Buenos Aires Embotelladora 144A, 8.50%,
  12/29/00*..............................     500,000        366,250
Cemex S.A. 144A, 12.75%, 07/15/06........     500,000        578,125
Ceval Alimentos S.A. REGD, 11.00%,
  12/30/04...............................   1,000,000      1,027,500
Companhia Suzano Papel 144A REGD, 10.25%,
  10/06/01*..............................     900,000        915,750
Comtel Brasiliera 144A, 10.75%,
  09/26/04...............................     400,000        431,500
Greater Beijing 144A, 9.50%, 06/15/07*...   1,000,000      1,012,500
Grupo Industrial Durango, 12.00%,
  07/15/01*..............................     500,000        543,125
Grupo Televisa S.A. 144A, 13.25%,
  05/15/08*..............................   1,000,000        701,250
Inco Ltd., 9.60%, 06/15/22...............   1,000,000      1,106,250
Indah Kiat Finance 144A, 10.00%,
  07/01/07*..............................     500,000        498,125
Industrias Unidas, 8.50%, 01/27/99*......   1,000,000        995,000
Iochpe-Maxion S.A. 144A, 12.375%,
  11/08/02*..............................     900,000        912,375
Mechala Group Jamaica, 12.75%,
  12/30/99*..............................   1,000,000      1,037,500

                      (See Notes to Financial Statements)

JUNE 30, 1997 (UNAUDITED)

             CORPORATE BONDS               PRINCIPAL       VALUE
-----------------------------------------
Metalurgica Gerdau S.A., 10.25%,
  11/23/01*..............................  $  500,000   $    513,125
Metalurgica Gerdau S.A., 11.125%,
  05/24/04*..............................     500,000        528,125
Ongko International Finance Co. 144A,
  10.50%, 03/29/04*......................   1,000,000      1,026,250
Polysindo International Finance, 11.375%,
  06/15/06*..............................     500,000        548,750
                                                        ------------
TOTAL U.S. DOLLAR DENOMINATED FOREIGN
  BONDS (Cost -- $14,642,832)............                 15,366,270
                                                        ------------
RIGHTS & WARRANTS -- 0.1%                      SHARES
-----------------------------------------  ----------
RSL Communications Ltd. Warrants(a)......       1,000         30,000
Terex Corp. -- Appreciation Rights(a)....       4,000         48,000
                                                        ------------
TOTAL RIGHTS & WARRANTS
  (Cost -- $0)...........................                     78,000
                                                        ------------
TOTAL INVESTMENTS -- 98.4%
  (Cost -- $100,549,580)(b)..............                104,203,122
OTHER ASSETS, LESS LIABILITIES -- 1.6%...                  1,735,083
                                                        ------------
NET ASSETS -- 100%.......................               $105,938,205

REGD- Registered
 *  Below investment grade security.
(a) Non-income producing security.
(b) Cost is the same for Federal income tax purposes.
OTHER INFORMATION:
At June 30, 1997, net unrealized appreciation based on cost for
Federal income tax purposes is as follows:
    Gross unrealized appreciation....................   $  4,228,405
    Gross unrealized depreciation....................       (574,863)
                                                        ------------
        Net unrealized appreciation..................   $  3,653,542
                                                        ============

Purchases and sales of securities other than U.S. Government securities and short-term obligations aggregated $34,627,976 and $28,327,713, respectively, for the period ended June 30, 1997.
Purchases and sales of U.S. Government and Government Agency obligations aggregated $6,973,294 and $9,924,814, respectively, for the period ended June 30, 1997.


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)

ASSETS
Investments, at value (identified cost -- $100,549,580).....  $104,203,122
Cash........................................................       163,773
Receivables
  Investments sold..........................................       360,000
  Fund shares sold..........................................       319,202
  Interest..................................................     2,490,808
Other assets................................................        50,270
                                                              ------------
    Total assets............................................   107,587,175
                                                              ------------
LIABILITIES
Payables
  Distributions to shareholders.............................         1,631
  Investments purchased.....................................     1,495,035
  Fund shares repurchased...................................        18,095
  Management fee............................................        64,044
  12b-1 service and distribution fees.......................        27,766
  Other payables to related parties.........................        29,460
Accrued expenses............................................        12,939
                                                              ------------
    Total liabilities.......................................     1,648,970
                                                              ------------
NET ASSETS..................................................  $105,938,205
                                                              ============
CLASS A
Net asset value and redemption price per share
  ($97,497,016/9,801,771 shares outstanding)................  $       9.95
                                                              ============
Maximum offering price per share ($9.95 x 100/95.25)*.......  $      10.45
                                                              ============
CLASS B
Net asset value, offering price and redemption price** per
  share ($7,177,472/721,912 shares outstanding).............  $       9.94
                                                              ============
CLASS C
Net asset value, offering price and redemption price*** per
  share ($1,263,717/126,849 shares outstanding).............  $       9.96
                                                              ============
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $107,915,966
  Undistributed net realized loss on investments............    (5,674,670)
  Undistributed net investment income.......................        43,367
  Net unrealized appreciation on investments................     3,653,542
                                                              ------------
NET ASSETS..................................................  $105,938,205
                                                              ============

  * On sales of more than $100,000 the offering price is reduced.
 ** Subject to a maximum contingent deferred sales charge of 5%.
*** Subject to a maximum contingent deferred sales charge of 1%.

                      (See Notes to Financial Statements)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
  Interest..................................................             $4,515,443
                                                                         ----------
EXPENSES
  Management fee............................................  $380,943
  Transfer agent fees.......................................    79,854
  Administrative services fee...............................    51,395
  Custodian fees............................................    11,916
  Blue Sky fees.............................................    10,609
  Auditing and accounting fees..............................    17,708
  Shareholder reports.......................................     3,517
  Fund accounting...........................................    50,968
  Trustees' fees............................................     2,977
  12b-1 service and distribution fees.......................   154,917
  Legal.....................................................    13,725
  Other.....................................................    18,291
                                                                         ----------
  Total expenses............................................                796,820
                                                                         ----------
NET INVESTMENT INCOME.......................................              3,718,623
                                                                         ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
    Investments.............................................                (23,402)
    Options.................................................                 16,281
  Net unrealized appreciation during the period on
    Investments.............................................              1,426,058
    Options.................................................                 23,031
                                                                         ----------
    Net gain on investments.................................              1,441,968
                                                                         ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............             $5,160,591
                                                                         ==========

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE SIX      FOR THE
                                                              MONTHS ENDED    YEAR ENDED
                                                                JUNE 30,     DECEMBER 31,
                                                              ------------   ------------
                                                                 1997*           1996
                                                              ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income.....................................  $  3,718,623   $  7,628,739
  Net realized gain (loss) on
    Investments.............................................       (23,402)       647,584
    Options.................................................        16,281       (173,422)
  Net unrealized appreciation (depreciation) during the
    period on
    Investments.............................................     1,426,058       (339,684)
    Options.................................................        23,031        (23,031)
                                                              ------------   ------------
      Net increase resulting from operations................     5,160,591      7,740,186
                                                              ------------   ------------
Class A distributions
  From net investment income................................    (3,448,115)    (7,282,279)
  In excess of net investment income........................            --       (143,137)
                                                              ------------   ------------
    Total distributions to Class A shareholders.............    (3,448,115)    (7,425,416)
                                                              ------------   ------------
Class B distributions
  From net investment income................................      (202,719)      (332,726)
  In excess of net investment income........................        (2,921)        (9,105)
                                                              ------------   ------------
    Total distributions to Class B shareholders.............      (205,640)      (341,831)
                                                              ------------   ------------
Class C distributions
  From net investment income................................       (28,460)       (13,734)
  In excess of net investment income........................        (3,986)        (1,753)
                                                              ------------   ------------
    Total distributions to Class C shareholders.............       (32,446)       (15,487)
                                                              ------------   ------------
Fund share transactions (Note 5)
  Class A...................................................    (1,750,677)   (10,914,806)
  Class B...................................................     1,782,602        126,355
  Class C...................................................       632,599        606,878
                                                              ------------   ------------
    Net increase (decrease) resulting from Fund share
     transactions...........................................       664,524    (10,181,573)
                                                              ------------   ------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS.................     2,138,914    (10,224,121)
NET ASSETS
  Beginning of period.......................................   103,799,291    114,023,412
                                                              ------------   ------------
  END OF PERIOD.............................................  $105,938,205   $103,799,291
                                                              ============   ============
UNDISTRIBUTED NET INVESTMENT INCOME.........................  $     43,367   $     10,945
                                                              ============   ============

* Unaudited.

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS

                                              FOR THE SIX                                    FOR THE SIX
                  CLASS A                     MONTHS ENDED        FOR THE YEAR ENDED         MONTHS ENDED
                                                JUNE 30,             DECEMBER 31,            DECEMBER 31,
                                              ------------      -----------------------      ------------
                                                 1997*           1996            1995            1994
          SELECTED PER SHARE DATA             ------------      -------        --------      ------------
Net asset value, beginning of period........    $  9.80         $  9.78        $   9.01        $   9.38
                                                -------         -------        --------        --------
 Income from investment operations
 Net investment income......................        .35             .72             .67(a)          .33(a)
 Net realized and unrealized gain (loss) on
   investments..............................        .15             .03             .84            (.29)
                                                -------         -------        --------        --------
   Total from investment operations.........        .50             .75            1.51             .04
                                                -------         -------        --------        --------
 Less distributions
 From net investment income.................        .35             .72             .63             .32
 In excess of net investment income.........         --             .01              --              --
 From net realized gain.....................         --              --              --              --
 In excess of net realized gain.............         --              --              --             .09
 From capital paid-in.......................         --              --             .11              --
                                                -------         -------        --------        --------
   Total distributions......................        .35             .73             .74             .41
                                                -------         -------        --------        --------
Net asset value, end of period..............    $  9.95         $  9.80        $   9.78        $   9.01
                                                =======         =======        ========        ========
Total return(%).............................       5.23(c)         8.06(b)        17.41(b)          .43(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....    $97,497         $97,881        $108,840        $110,232
Ratio of expenses to average net assets
 With expense reimbursement(%)..............         --              --            1.54            1.50(d)
 Without expense reimbursement(%)...........       1.50(d)         1.56            1.54            1.52(d)
Ratio of net investment income to average
 net assets(%)..............................       7.29(d)         7.36            7.09(a)         6.92(a)(d)
Portfolio turnover rate(%)..................         37              90              93              22


                  CLASS A
                                                 FOR THE YEAR ENDED JUNE 30,
                                              ----------------------------------
                                                1994          1993        1992
          SELECTED PER SHARE DATA             --------      --------    --------
Net asset value, beginning of period........  $  10.34      $   9.95    $   9.61
                                              --------      --------    --------
 Income from investment operations
 Net investment income......................       .63           .55         .63(a)
 Net realized and unrealized gain (loss) on
   investments..............................      (.60)         1.00         .73
                                              --------      --------    --------
   Total from investment operations.........       .03          1.55        1.36
                                              --------      --------    --------
 Less distributions
 From net investment income.................       .61           .64         .63
 In excess of net investment income.........        --            --          --
 From net realized gain.....................       .38           .52         .25
 In excess of net realized gain.............        --            --          --
 From capital paid-in.......................        --            --         .14
                                              --------      --------    --------
   Total distributions......................       .99          1.16        1.02
                                              --------      --------    --------
Net asset value, end of period..............  $   9.38      $  10.34    $   9.95
                                              ========      ========    ========
Total return(%).............................      0.00(b)      16.29(b)    14.77(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....  $120,073      $132,721    $102,328
Ratio of expenses to average net assets
 With expense reimbursement(%)..............        --            --        1.50
 Without expense reimbursement(%)...........      1.45          1.49        1.55
Ratio of net investment income to average
 net assets(%)..............................      6.19          6.42        6.92(a)
Portfolio turnover rate(%)..................        78           134         129

                                                                                                                  FOR THE PERIOD
                                                 FOR THE SIX                                   FOR THE SIX       OCTOBER 23, 1993
                    CLASS B                      MONTHS ENDED       FOR THE YEAR ENDED         MONTHS ENDED       (COMMENCEMENT)
                                                   JUNE 30,            DECEMBER 31,            DECEMBER 31,        TO JUNE 30,
                                                 ------------      --------------------        ------------      ----------------
                                                    1997*           1996          1995             1994                1994
            SELECTED PER SHARE DATA              ------------      ------        ------        ------------      ----------------
Net asset value, beginning of period...........     $ 9.80         $ 9.78        $ 9.01           $ 9.38               $ 9.82
                                                    ------         ------        ------           ------               ------
 Income (loss) from investment operations
 Net investment income.........................        .31            .64           .60(a)           .30(a)               .10
 Net realized and unrealized gain on
   investments.................................        .15            .04           .84             (.29)                (.32)
                                                    ------         ------        ------           ------               ------
   Total from investment operations............        .46            .68          1.44              .01                 (.22)
                                                    ------         ------        ------           ------               ------
 Less distributions
 From net investment income....................        .31            .64           .56              .29                  .14
 In excess of net investment income............        .01            .02            --               --                   --
 From net realized gain........................         --             --            --               --                  .08
 In excess of net realized gain................         --             --            --              .09                   --
 From capital paid-in..........................         --             --           .11               --                   --
                                                    ------         ------        ------           ------               ------
   Total distributions.........................        .32            .66           .67              .38                  .22
                                                    ------         ------        ------           ------               ------
Net asset value, end of period.................     $ 9.94         $ 9.80        $ 9.78           $ 9.01               $ 9.38
                                                    ======         ======        ======           ======               ======
Total return(%)................................       4.77(c)        7.25(b)      16.54(b)           .06(c)             (2.24)(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands).......     $7,177         $5,300        $5,184           $2,420               $  761
Ratio of expenses to average net assets
 With expense reimbursement(%).................         --             --          2.29             2.25(d)                --
 Without expense reimbursement(%)..............       2.23(d)        2.29          2.29             2.27(d)              2.20(d)
Ratio of net investment income to average net
 assets(%).....................................       6.55(d)        6.62          6.34(a)          6.17(a)(d)           5.44(d)
Portfolio turnover rate(%).....................         37             90            93               22                   78

                      (See Notes to Financial Statements)

                                                                                     FOR THE PERIOD
                                                              FOR THE SIX            APRIL 30, 1996
                          CLASS C                             MONTHS ENDED           (COMMENCEMENT)
                                                                JUNE 30,             TO DECEMBER 31,
                                                              ------------           ---------------
                                                                 1997*                    1996
                  SELECTED PER SHARE DATA                     ------------           ---------------
Net asset value, beginning of period........................     $ 9.82                   $9.44
                                                                 ------                   -----
  Income from investment operations
  Net investment income.....................................        .28                     .39
  Net realized and unrealized gain on investments...........        .18                     .43
                                                                 ------                   -----
    Total from investment operations........................        .46                     .82
                                                                 ------                   -----
  Less distributions
  From net investment income................................        .28                     .39
  In excess of net investment income........................        .04                     .05
                                                                 ------                   -----
    Total distributions.....................................        .32                     .44
                                                                 ------                   -----
Net asset value, end of period..............................     $ 9.96                   $9.82
                                                                 ======                   =====
Total return(%)(c)..........................................       4.76                    8.81
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................     $1,264                   $ 618
Ratio of expenses to average net assets(%)(d)...............       2.26                    2.35
Ratio of net investment income to average net
  assets(%)(d)..............................................       6.52                    6.56
Portfolio turnover rate(%)..................................         37                      90

(a) Net investment income is net of expenses reimbursed by manager.
(b)    Total return does not reflect a sales charge.
(c) Total return represents aggregate total return and does not reflect a sales charge.
(d)    Annualized.
 *     Unaudited.


                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Ivy Bond Fund (the Fund), is a diversified series of shares of Ivy Fund. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B, Class C and Class I are authorized. Ivy Fund was organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

     SECURITY VALUATION -- Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees (the Board), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. For valuation purposes, quotations of foreign securities in foreign currencies are translated into U.S. dollar equivalents using the foreign exchange quotation in effect. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board; as of June 30, 1997, there were no such securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Interest income is accrued on a daily basis. Realized gains and losses from security transactions are calculated on an identified cost basis.

     OPTIONS -- The Fund may write (sell) covered put options and covered call options on securities and stock indicies on securities held in its portfolio. When the Fund writes a call, it gives the purchaser of the call option the right to buy the underlying security at the price specified in the option (the "exercise price") at any time during the option period, generally ranging up to nine months.

     If the option expires unexercised, the Fund will realize income, in the form of a capital gain, to the extent of the amount received for the option (the "premium"). If the option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder. For options on indices, cash settlement by the Fund will be required if the option is exercised.

     By writing a call option, the Fund forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security or currency above the exercise price.

     The liability representing the Fund's obligation under an exchange traded written call option is valued at the last sale price or, in the absence of a sale, the last offering price.

     In addition, the Fund may purchase put and call options on securities and stock indices, and engage in options on interest rate and currency futures contracts. Exchange traded purchased options are valued at the last sales price or, in the absence of a sale, the last bid price.

     FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code, as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

     The Fund has a net tax-basis capital loss carryforward of approximately $5,411,000 as of December 31, 1996 which may be applied against any realized net taxable gain of each succeeding fiscal year until fully utilized or until the expiration date, whichever occurs first. The carryforward expires $1,985,000 in 1997, $984,000 in 1999 and $2,442,000 in 2003.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared monthly. Distributions of net realized capital gains, if any, are declared in December.

     RECLASSIFICATIONS -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to certain securities sold at a loss. As a result, Net investment income (loss) and Net realized gain (loss) on investments may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

2. RELATED PARTIES

     Ivy Management, Inc. (IMI) is the Manager and Investment Adviser of the Fund. For its services, IMI receives a fee monthly at the annual rate of .75% of the

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

first $100 million in average net assets, and .50% of average net assets in excess of $100 million.

     Mackenzie Investment Management Inc. (MIMI), of which IMI is a wholly owned subsidiary, provides certain administrative, accounting and pricing services for the Fund. As compensation for those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and expenses are reflected as Administrative services fee and Fund accounting in the Statement of Operations.

     Ivy Mackenzie Distributors, Inc. (IMDI), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the six months ended June 30, 1997, the net amount of underwriting discount retained by IMDI was $13,583.

     Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate not to exceed .25% of its average net assets, excluding Class I. Class B and Class C shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average net asset value attributable to Class B and Class C shares. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $119,678, $30,891 and $4,348, for Class A, Class B and Class C, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.
     Ivy Mackenzie Services Corp. (IMSC), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $74,893, $4,184 and $777, for Class A, Class B and Class C, respectively, are reflected as Transfer agent in the Statement of Operations.
3. BOARD'S COMPENSATION

     Trustees who are not affiliated with IMI or MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. SECURITIES IN DEFAULT

     The Fund has been served notice of an event of default regarding the non-payment of semi-annual interest on Buenos Aires Embotelladora S.A. ("BAESA"), which was due on June 30, 1997. Interest receivable due on this bond as of June 30, 1997 is $42,500. BAESA currently plans to restructure its debt and, at this time, does not anticipate filing for bankruptcy.

5. FUND SHARE TRANSACTIONS

     Fund share transactions for Class A, Class B, Class C and Class I* were as follows:

                               SIX MONTHS ENDED               YEAR ENDED
                                 JUNE 30, 1997             DECEMBER 31, 1996
                           -------------------------   -------------------------
         CLASS A             SHARES        AMOUNT        SHARES        AMOUNT
         -------           ----------   ------------   ----------   ------------
Sold.....................   1,304,903   $ 12,942,606    1,351,568     13,152,817
Issued on reinvestment of
 distributions...........     223,250      2,193,355      478,725      4,613,419
Repurchased..............  (1,714,889)   (16,886,638)  (2,965,988)   (28,681,042)
                           ----------   ------------   ----------   ------------
Net decrease.............    (186,736)  $ (1,750,677)  (1,135,695)  $(10,914,806)
                           ==========   ============   ==========   ============

                                SIX MONTHS ENDED               YEAR ENDED
                                  JUNE 30, 1997            DECEMBER 31, 1996
                            -------------------------   ------------------------
         CLASS B              SHARES        AMOUNT       SHARES        AMOUNT
         -------            ----------   ------------   ---------   ------------
Sold......................     275,260   $  2,708,434     224,963   $  2,188,764
Issued on reinvestment of
 distributions............      15,215        149,397      27,331        263,390
Repurchased...............    (109,540)    (1,075,229)   (241,113)    (2,325,799)
                            ----------   ------------   ---------   ------------
Net increase..............     180,935   $  1,782,602      11,181   $    126,355
                            ==========   ============   =========   ============

                                                          FROM APRIL 30, 1996
                                SIX MONTHS ENDED             (COMMENCEMENT)
                                  JUNE 30, 1997           TO DECEMBER 31, 1996
                            -------------------------   ------------------------
         CLASS C              SHARES        AMOUNT       SHARES        AMOUNT
         -------            ----------   ------------   ---------   ------------
Sold......................     171,518   $  1,688,028      64,693   $    624,316
Issued on reinvestment of
 distributions............       1,480         14,572       1,029          9,839
Repurchased...............    (109,110)    (1,070,001)     (2,761)       (27,277)
                            ----------   ------------   ---------   ------------
Net increase..............      63,888   $    632,599      62,961   $    606,878
                            ==========   ============   =========   ============

* There were no Class I shares outstanding during the periods.

June 30, 1997

                                                                   IVY FUNDS(TM)

Ivy
Canada
Fund

-----------
Semi-Annual
Report
-----------
This report and the
financial statements
contained herein are
submitted for the general
information of the
shareholders. This report
is not authorized for
distribution to prospective
investors unless preceded or
accompanied by an effective
prospectus.

Ivy Management, Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111

Market Commentary:

     We believe the current economic environment should continue to support a rally in economically sensitive stocks as demand continues to strengthen, production remains restrained, system-wide inventories decline and price initiatives are implemented. We would specifically highlight the following trends, which demonstrate the progress and opportunity in Canada: government budget deficits are collapsing -- far outpacing improvement in any other country; inflation pressures are well contained and there remains sufficient "slack" in the economy to facilitate growth; international investors are recognizing the improvement and have driven interest rates well below rates in the US in all but the longest maturity bonds; recent elections support political continuity and have exposed a rapid decline in the popularity of separatists in Quebec; Canada is a major winner in world trade and we believe that by the turn of the century, half of Canada's production will be destined for world markets.

     For the past several years, the Ivy Canada Fund has been positioned as a country/sector fund, focusing on metals and mining, precious metals, energy and forest products. These sectors have underperformed the broader Canadian market, which has been lead by the financial sector.

     We believe the resource sector that is the most controversial, yet has perhaps the greatest opportunity, is precious metals. According to our research, the supply/demand fundamentals for precious metals are very positive. The one exception is central bank activities (as discussed below). Platinum and palladium advanced to multi-year highs and silver inventories are depleting rapidly. We continue to prefer silver to gold.

     European central banks, in pursuit of European Monetary Union compliance, have been selling gold reserves. Australia, for example, recently sold most of its reserves. The steady decline in gold prices resulting from central bank selling, as well as forward producer selling and outright speculative short selling, has led to a sale on gold shares. Until the downtrend is arrested, the negative sentiment could cause share prices to drift still lower. We believe, however, that we are in the later stages of the decline and reserves are at the low end of past ranges. We expect to see mergers and takeovers confirm these values. And while there are no guarantees, according to our research, within one to three years after multi-year lows, gold stocks should outperform significantly. The early stages of recovery usually favor the strongest, world-class companies with low-cost assets, good balance sheets and superior management.

     According to our research, commodity prices continue to lag world growth but strong demand and declining inventory levels suggest firming prices and better profitability over the next year, which would support a catch-up rally in resources.

Ivy Management, Inc.


                                BOARD OF TRUSTEES
                              John S. Anderegg, Jr.
                                Paul H. Broyhill
                                Keith J. Carlson
                                Stanley Channick
                             Frank W. DeFriece, Jr.
                                 Roy J. Glauber
                                Michael G. Landry
                               Joseph G. Rosenthal
                                Richard Silverman
                                 J. Brendan Swan

                                    OFFICERS
                           Michael G. Landry, Chairman
                           Keith J. Carlson, President
                       James W. Broadfoot, Vice President
                               C. William Ferris,
                               Secretary/Treasurer

                                  LEGAL COUNSEL
                             Dechert Price & Rhoads
                                   Boston, MA

                                    CUSTODIAN
                          Brown Brothers Harriman & Co.
                                   Boston, MA

                                 TRANSFER AGENT
                                  Ivy Mackenzie
                                 Services Corp.
                                  P.O. Box 3022
                            Boca Raton, FL 33431-0922
                                 1-800-777-6472

                                    AUDITORS
                            Coopers & Lybrand L.L.P.
                               Fort Lauderdale, FL

                               INVESTMENT MANAGER
                              Ivy Management, Inc.
                            700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

                                   DISTRIBUTOR
                                  Ivy Mackenzie
                               Distributors, Inc.
                            700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111



                                                            [IVY MACKENZIE LOGO]

PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)

       EQUITY SECURITIES -- 89.6%           SHARES       VALUE
-----------------------------------------------------------------
CONSUMER PRODUCTS -- 4.9%
Oralife Group, Inc.*.....................    28,300   $    18,873
Schneider Corporation Class A............     8,500        77,017
Semi-Tech Corporation....................   300,000       643,684
Sport Specific International, Inc.*......   112,500             0
                                                      -----------
                                                          739,574
                                                      -----------
DIAMONDS -- 7.9%
Aber Resources, Ltd.*....................    40,000       559,600
Rex Diamond Mining Corp.*................   120,000       200,064
SouthernEra Resources Ltd.*..............    75,000       424,049
                                                      -----------
                                                        1,183,713
                                                      -----------
GOLD & PRECIOUS MINERALS -- 17.2%
Barrick Gold Corporation.................     3,000        65,347
Battle Mountain Canada...................   125,000       715,809
Dakota Mining Corp.*.....................   130,000       127,215
Goldcorp Inc. Class A*...................    15,000       108,187
Golden Knight Resources, Inc.*...........   150,000       306,620
Meridian Gold, Inc.......................    75,000       203,870
Orvana Minerals Corporation*.............   150,000       625,200
REA Gold Corporation*....................   119,000        68,145
William Resources, Inc.*.................   225,000       350,656
                                                      -----------
                                                        2,571,049
                                                      -----------
INDUSTRIAL PRODUCTS -- 10.2%
Offshore Systems International Ltd.*.....   308,824       257,436
Offshore Systems International Ltd.
  Warrants*..............................    75,000             0(a)
PC Docs Group International, Inc.*.......    30,000       191,366
Simmonds Capital Ltd.*...................   100,000       112,355
Slater Steel, Inc........................    56,200       682,356
Speedy Muffler King, Inc.*...............    50,000       282,699
                                                      -----------
                                                        1,526,212
                                                      -----------
METALS & MINERALS -- 14.8%
Breakwater Resources, Ltd.*..............    50,000       173,969
Cameco Corporation.......................     6,000       225,072
Inco Ltd.................................    12,500       373,761
International Uranium Corp...............   300,000       282,699
Noranda Inc..............................    15,000       323,473
Redfern Resources Ltd.*..................    75,500        76,619
Teck Corp. Class A.......................    12,500       244,643
Teck Corp. Class B.......................     7,700       156,003
Tenke Mining Corp.*......................    50,000       154,035
Tenke Mining Corp. Warrants*.............    15,000             0(a)
Western Garnet Company Ltd.*.............    70,000       211,843
                                                      -----------
                                                        2,222,117
                                                      -----------
OIL & GAS -- 23.4%
Barrington Petroleum Ltd.*...............    75,000       299,009
Beau Canada Exploration Ltd..............   175,000       393,242
Canadian Conquest Exploration Co. Ltd.*..   150,000       147,873
HCO Ltd. Energy*.........................   150,000       228,334
Hurricane Hydrocarbons Ltd. Series 1*....    60,000       217,461(a)
Hurricane Hydrocarbons Ltd. Series 2*....   125,000       249,174(a)
Olympia Energy, Inc. Class A*............   725,000       289,041
NQL Drilling Tools, Inc. -- Class A*.....    76,200       386,646
Pacalta Resources Ltd.*..................    21,000       254,973
Paragon Petroleum Corp.*.................   135,000       391,430
Penn West Petroleum Ltd.*................    20,000       255,879
Vermilion Resources Ltd.*................    80,000       391,430
                                                      -----------
                                                        3,504,492
                                                      -----------
PAPER & FOREST PRODUCTS -- 11.2%
Ainsworth Lumber Company*................   100,000   $   427,673
Alliance Forest Products, Inc.*..........    15,000       366,422
Donohue, Inc.............................    15,000       326,191
Sino-Forest Corp. Class A................   200,000       253,704
St. Laurent Paperboard Inc.*.............    20,000       311,694
                                                      -----------
                                                        1,685,684
                                                      -----------
TOTAL EQUITY SECURITIES
  (Cost -- $16,234,405)..................              13,432,841
                                                      -----------

SHORT-TERM OBLIGATIONS -- 10.1%            PRINCIPAL
-----------------------------------------  --------
U.S. Treasury Bill, 4.92%, 07/31/97......  $220,000       219,098
U.S. Treasury Bill, 4.98%, 07/31/97......   400,000       398,340
U.S. Treasury Bill, 4.94%, 08/07/97......   215,000       213,909
U.S. Treasury Bill, 5.005%, 08/07/97.....    10,000         9,949
U.S. Treasury Bill, 5.10%, 08/14/97......    55,000        54,663
U.S. Treasury Bill, 4.73%, 08/28/97......    30,000        29,771
U.S. Treasury Bill, 4.80%, 08/28/97......   240,000       238,144
U.S. Treasury Bill, 4.91%, 09/04/97......    50,000        49,557
U.S. Treasury Bill, 4.915%, 09/04/97.....    10,000         9,911
U.S. Treasury Bill, 4.77%, 09/11/97......    30,000        29,714
U.S. Treasury Bill, 4.815%, 09/11/97.....    90,000        89,133
U.S. Treasury Bill, 4.92%, 09/18/97......    40,000        39,568
U.S. Treasury Bill, 4.95%, 09/25/97......    70,000        69,172
U.S. Treasury Bill, 4.96%, 09/25/97......    65,000        64,230
                                                      -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Cost -- $1,515,159)...................               1,515,159
                                                      -----------
TOTAL INVESTMENTS -- 99.7%
  (Cost -- $17,749,564)(b)...............              14,948,000
OTHER ASSETS, LESS LIABILITIES -- 0.3%...                  45,378
                                                      -----------
NET ASSETS -- 100%.......................             $14,993,378
                                                      ===========
 *  Non-income producing security.
(a) Securities valued in good faith by the
    Valuation Committee of the Board of Trustees.
    The cost of these securities at June 30, 1997
    aggregated $114,053.
(b) Cost is approximately the same for Federal
    income tax purposes.

OTHER INFORMATION:
At June 30, 1997, net unrealized depreciation based on cost for
Federal income tax purposes is as follows:
    Gross unrealized appreciation..................   $ 1,727,185
    Gross unrealized depreciation..................    (4,528,749)
                                                      -----------
        Net unrealized depreciation................   $(2,801,564)
                                                      ============

Purchases and sales of investments (excluding short-term obligations) aggregated $6,955,442 and $9,109,121, respectively, for the period ended June 30, 1997.

                      (See Notes to Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)

ASSETS
Investments, at value (identified cost -- $17,749,564)......  $14,948,000
Receivables
  Investments sold..........................................      217,037
  Fund shares sold..........................................        9,417
  Dividends and interest....................................        4,051
Other assets................................................       30,220
                                                              -----------
  Total assets..............................................   15,208,725
                                                              -----------
LIABILITIES
Payables
  Investments purchased.....................................       13,294
  Fund shares repurchased...................................        4,326
  Management and advisory fees..............................       11,143
  12b-1 service and distribution fees.......................        6,821
  Other payables to related parties.........................        9,698
Due to custodian............................................      161,128
Accrued expenses............................................        8,937
                                                              -----------
  Total liabilities.........................................      215,347
                                                              -----------
Net assets..................................................  $14,993,378
                                                              ===========
CLASS A
  Net asset value and redemption price per share
    ($12,456,953/1,422,348 shares outstanding)..............  $      8.76
                                                              ===========
  Maximum offering price per share ($8.76 X 100/94.25)*.....  $      9.29
                                                              ===========
CLASS B
  Net asset value, offering price and redemption price** per
    share ($2,051,641/235,873 shares outstanding)...........  $      8.70
                                                              ===========
CLASS C
  Net asset value, offering price and redemption price***
    per share ($484,784/55,514 shares outstanding)..........  $      8.73
                                                              ===========
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $17,066,624
  Undistributed net realized gain on investments and foreign
    currency transactions...................................      907,582
  Undistributed net investment loss.........................     (178,665)
  Net unrealized depreciation on investments and foreign
    currency transactions...................................   (2,802,163)
                                                              -----------
NET ASSETS..................................................  $14,993,378
                                                              ===========

  * On sales of more than $50,000 the offering price is reduced.
 ** Subject to a maximum contingent deferred sales charge of 5%.
*** Subject to a maximum contingent deferred sales charge of 1%.

                      (See Notes to Financial Statements)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
  Dividends, net of $4,693 foreign taxes withheld...........            $    26,592
  Interest..................................................                 33,061
                                                                        -----------
                                                                             59,653
                                                                        -----------
EXPENSES
  Management fee............................................  $41,817
  Advisory fee..............................................   29,272
  Transfer agent............................................   41,664
  Administrative services fee...............................    8,363
  Custodian fees............................................    8,919
  Blue Sky fees.............................................   10,052
  Auditing and accounting fees..............................   14,640
  Shareholder reports.......................................    3,069
  Fund accounting...........................................   17,412
  Trustees' fees............................................    2,977
  12b-1 service and distribution fees.......................   41,535
  Legal.....................................................   12,646
  Other.....................................................    5,952
                                                                        -----------
  Total expenses............................................                238,318
                                                                        -----------
NET INVESTMENT LOSS.........................................               (178,665)
                                                                        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  TRANSACTIONS
  Net realized gain on investments and foreign currency
    transactions............................................                864,544
  Net unrealized depreciation during the period on
    investments and foreign currency transactions...........             (2,314,048)
                                                                        -----------
    Net loss on investment transactions.....................             (1,449,504)
                                                                        -----------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS............            $(1,628,169)
                                                                        ===========

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE SIX      FOR THE
                                                              MONTHS ENDED    YEAR ENDED
                                                                JUNE 30,     DECEMBER 31,
                                                              ------------   ------------
                                                                 1997*           1996
                                                              ------------   ------------
DECREASE IN NET ASSETS
Operations
  Net investment loss.......................................  $  (178,665)   $  (340,228)
  Net realized gain on investments and foreign currency
    transactions............................................      864,544      2,677,225
  Net unrealized appreciation (depreciation) during the
    period on investments and foreign currency
    transactions............................................   (2,314,048)     1,776,983
                                                              -----------    -----------
      Net increase (decrease) resulting from operations.....   (1,628,169)     4,113,980
                                                              -----------    -----------
Distributions from net realized gain
  Class A...................................................           --     (2,405,970)
  Class B...................................................           --       (251,588)
  Class C...................................................           --        (14,472)
                                                              -----------    -----------
      Total distributions to shareholders...................           --     (2,672,030)
                                                              -----------    -----------
Fund share transactions (Note 4)
  Class A...................................................   (1,461,845)    (5,559,037)
  Class B...................................................      238,405        906,002
  Class C...................................................      383,106        178,392
                                                              -----------    -----------
      Net decrease resulting from Fund share transactions...     (840,334)    (4,474,643)
                                                              -----------    -----------
TOTAL DECREASE IN NET ASSETS................................   (2,468,503)    (3,032,693)
NET ASSETS
  Beginning of period.......................................   17,461,881     20,494,574
                                                              -----------    -----------
  END OF PERIOD.............................................  $14,993,378    $17,461,881
                                                              ===========    ===========
UNDISTRIBUTED NET INVESTMENT LOSS...........................  $  (178,665)   $        --
                                                              ===========    ===========

* Unaudited.

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS

                                FOR THE SIX                                   FOR THE SIX
           CLASS A              MONTHS ENDED         FOR THE YEAR ENDED       MONTHS ENDED
                                  JUNE 30,              DECEMBER 31,          DECEMBER 31,         FOR THE YEAR ENDED JUNE 30,
                                ------------        --------------------      ------------      ---------------------------------
                                   1997*             1996         1995            1994           1994         1993         1992
   SELECTED PER SHARE DATA      ------------        -------      -------      ------------      -------      -------      -------
Net asset value, beginning of
  period......................    $  9.64           $  9.21      $  8.90        $  9.85         $ 10.04      $  7.43      $  8.89
                                  -------           -------      -------        -------         -------      -------      -------
  Income (loss) from
    investment operations
  Net investment loss.........       (.09)(g)          (.21)        (.19)(a)       (.11)           (.11)        (.01)        (.12)
  Net realized and unrealized
    gain (loss) on investment
    transactions..............       (.79)(g)          2.29          .75           (.81)            .24         3.35        (1.34)
                                  -------           -------      -------        -------         -------      -------      -------
      Total from investment
        operations............       (.88)             2.08          .56           (.92)            .13         3.34        (1.46)
                                  -------           -------      -------        -------         -------      -------      -------
  Less distributions
  From net realized gain......         --              1.65          .25             --             .31          .73           --
  From capital paid-in........         --                --           --            .03             .01           --           --
                                  -------           -------      -------        -------         -------      -------      -------
      Total distributions.....         --              1.65          .25            .03             .32          .73           --
                                  -------           -------      -------        -------         -------      -------      -------
Net asset value, end of
  period......................    $  8.76           $  9.64      $  9.21        $  8.90         $  9.85      $ 10.04      $  7.43
                                  =======           =======      =======        =======         =======      =======      =======
Total return(%)...............      (9.13)(c)         23.86(b)      6.37(b)       (9.38)(c)        1.05(b)     47.10(b)   (16.42)(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)..................    $12,457           $15,249      $19,353        $23,296         $34,549      $30,971      $11,280
Ratio of expenses to average
  net assets(%)...............       2.80(d)           2.79         2.90(f)        2.44(d)         2.05         2.63         2.70
Ratio of net investment loss
  to average net assets(%)....      (2.09)(d)         (1.78)       (2.13)(a)      (1.85)(d)       (1.09)       (1.41)       (1.39)
Portfolio turnover rate(%)....         42                56           21             18              62           32            2
Average commission rate(e)....    $ .0207           $ .0134          N/A            N/A             N/A          N/A          N/A

                                                                                                                FOR THE PERIOD
                                                  FOR THE SIX                                 FOR THE SIX       APRIL 1, 1994
                    CLASS B                       MONTHS ENDED       FOR THE YEAR ENDED       MONTHS ENDED      (COMMENCEMENT)
                                                    JUNE 30,            DECEMBER 31,          DECEMBER 31,       TO JUNE 30,
                                                  ------------      --------------------      ------------      --------------
                                                     1997*           1996          1995           1994               1994
            SELECTED PER SHARE DATA               ------------      ------        ------      ------------      --------------
Net asset value, beginning of period............     $ 9.59         $ 9.21        $ 8.90         $ 9.85             $10.16
                                                     ------         ------        ------         ------             ------
  Income (loss) from investment operations
  Net investment loss...........................       (.11)(g)       (.17)         (.20)(a)       (.09)              (.02)
  Net realized and unrealized gain (loss) on
    investment transactions.....................       (.78)(g)       2.19           .71           (.86)              (.29)
                                                     ------         ------        ------         ------             ------
      Total from investment operations..........       (.89)          2.02           .51           (.95)              (.31)
                                                     ------         ------        ------         ------             ------
  Less distributions
  From net realized gain........................         --           1.64           .20             --                 --
                                                     ------         ------        ------         ------             ------
      Total distributions.......................         --           1.64           .20             --                 --
                                                     ------         ------        ------         ------             ------
Net asset value, end of period..................     $ 8.70         $ 9.59        $ 9.21         $ 8.90             $ 9.85
                                                     ======         ======        ======         ======             ======
Total return(%).................................      (9.28)(c)      23.26(b)       5.74(b)       (9.64)(c)          (3.05)(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)........     $2,052         $2,040        $1,142         $  741             $  227
Ratio of expenses to average net assets(%)......       3.12(d)        3.30          3.50(f)        3.03(d)            2.68(d)
Ratio of net investment loss to average net
  assets(%).....................................      (2.40)(d)      (2.30)        (2.73)(a)      (2.44)(d)          (1.72)(d)
Portfolio turnover rate(%)......................         42             56                           21                 18
Average commission rate(e)......................     $.0207         $.0134           N/A            N/A                N/A

                      (See Notes to Financial Statements)

                                                                                  FOR THE PERIOD
                                                              FOR THE SIX         APRIL 30, 1996
                          CLASS C                             MONTHS ENDED        (COMMENCEMENT)
                                                                JUNE 30,          TO DECEMBER 31,
                                                              ------------        ---------------
                                                                 1997*                 1996
                  SELECTED PER SHARE DATA                     ------------        ---------------
Net asset value, beginning of period........................     $ 9.62                $10.67
                                                                 ------                ------
  Income (loss) from investment operations
  Net investment loss.......................................       (.10)(g)              (.14)
  Net realized and unrealized gain (loss) on investment
    transactions............................................       (.79)(g)               .72
                                                                 ------                ------
    Total from investment operations........................       (.89)                  .58
                                                                 ------                ------
  Less distributions
  From net realized gain....................................         --                  1.63
                                                                 ------                ------
    Total distributions.....................................         --                  1.63
                                                                 ------                ------
Net asset value, end of period..............................     $ 8.73                $ 9.62
                                                                 ======                ======
Total return(%)(c)..........................................      (9.25)                 6.51
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................     $  485                $  173
Ratio of expenses to average net assets(%)(d)...............       3.04                  3.15
Ratio of net investment loss to average net assets(%)(d)....      (2.32)                (2.15)
Portfolio turnover rate(%)..................................         42                    56
Average commission rate(e)..................................     $.0207                $.0134

(a) Net investment loss is net of expenses reimbursed by manager.
(b)    Total return does not reflect a sales charge.
(c) Total return represents aggregate total return and does not reflect a sales charge.
(d)    Annualized.
(e) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.
(f) The ratio of expenses to average net assets is net of expenses reimbursed by manager. Without the expense reimbursement, the ratio of expenses to average net assets would have been 3.23% and 3.83% for Class A and Class B, respectively, for the year ended December 31, 1995.
(g)    Based on average shares outstanding.
 *     Unaudited.

                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Ivy Canada Fund (the Fund), is a diversified series of shares of Ivy Fund. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B and Class C are authorized. Ivy Fund was organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities traded on a U.S. or foreign stock exchange, or the National Association of Securities Dealers Automated Quotation ("NASDAQ") System, are valued at the last quoted sale price reported as of the close of regular trading on the exchange the security is traded most extensively. If there is no such sale, the security is valued at the calculated mean between the last bid and asked price on the exchange. Securities not traded on an exchange or NASDAQ, but traded in another over-the-counter market are valued at the average between the current bid and asked prices in such markets. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees (the Board), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. For valuation purposes, quotations of foreign securities in foreign currencies are translated into U.S. dollar equivalents using the foreign exchange quotation in effect. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board. As of June 30, 1997, securities valued in good faith by the Valuation Committee of the Board amounted to $466,635 (3.11% of net assets) and have been noted as such in the investment portfolio.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Realized gains and losses from security transactions are calculated on an identified cost basis.

     FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code, as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, are declared in December.

     FOREIGN CURRENCY TRANSLATIONS -- Foreign currency transactions from foreign investment activity are translated into U.S. dollars on the following basis: (i) market value of securities, and dividends and interest receivable are translated at the closing daily rate of exchange; and, (ii) purchases and sales of investment securities are translated at the rate at which related foreign contracts are obtained or at the exchange rate prevailing on the date of the transaction. Exchange gains or losses from currency translation of other assets and liabilities, if significant, are reported as a separate component of Net realized and unrealized gain (loss) on investment transactions.

     Section 988 of the Internal Revenue Code provides that gains and losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. Accordingly, distributions for financial statement purposes may differ from the characterization of such distributions determined on a Federal income tax basis.

     RECLASSIFICATIONS -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to investments in foreign denominated securities, passive foreign investment companies, and certain securities sold at a loss. As a result, Net investment income (loss) and Net realized gain (loss) on investments and foreign currency transactions for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

2. RELATED PARTIES

     Ivy Management, Inc. (IMI), a wholly owned subsidiary of Mackenzie Investment Management, Inc. (MIMI), is the Manager of the Fund. For its services, IMI receives a fee monthly at the annual rate of .50% of the Fund's average net assets.

     Mackenzie Financial Corporation (MFC) in Toronto, Ontario, Canada is the Investment Adviser of the Fund. For its services, MFC receives a fee monthly at the annual rate of .35% of the Fund's average net assets.

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

The fee is collected from the Fund and remitted to MFC by MIMI, a subsidiary of MFC.

     MIMI also provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and expenses are reflected as Administrative services fee and Fund accounting in the Statement of Operations.

     Ivy Mackenzie Distributors, Inc. (IMDI), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the six months ended June 30, 1997, the net amount of underwriting discount retained by IMDI was $3,003.

     Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate not to exceed .25% of its average net asset value. Class A shares are also subject to an ongoing distribution fee at an annual rate of .15% of the average net asset value of Class A shares. Class B and Class C shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average net asset value attributable to Class B and Class C shares. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $28,065, $11,026 and $2,444, for Class A, Class B and Class C, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.
     Ivy Mackenzie Services Corp. (IMSC), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $38,613, $2,666 and $385, for Class A, Class B and Class C, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION

     Trustees who are not affiliated with IMI or MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. FUND SHARE TRANSACTIONS

     Fund share transactions for Class A, Class B and Class C were as follows:

                                SIX MONTHS ENDED             YEAR ENDED
                                 JUNE 30, 1997            DECEMBER 31, 1996
                             ----------------------   -------------------------
          CLASS A             SHARES      AMOUNT        SHARES        AMOUNT
          -------            --------   -----------   ----------   ------------
Sold.......................   136,294   $ 1,301,199    1,404,805   $ 13,996,192
Issued on reinvestment of
 distributions.............        --            --      238,777      2,234,621
Repurchased................  (295,584)   (2,763,044)  (2,163,206)   (21,789,850)
                             --------   -----------   ----------   ------------
Net decrease...............  (159,290)  $(1,461,845)    (519,624)  $ (5,559,037)
                             ========   ===========   ==========   ============

                                SIX MONTHS ENDED             YEAR ENDED
                                 JUNE 30, 1997            DECEMBER 31, 1996
                             ----------------------   -------------------------
          CLASS B             SHARES      AMOUNT        SHARES        AMOUNT
          -------            --------   -----------   ----------   ------------
Sold.......................    53,598   $   514,416      180,509   $  1,783,269
Issued on reinvestment of
 distributions.............        --            --       21,699        203,806
Repurchased................   (30,471)     (276,011)    (113,445)    (1,081,073)
                             --------   -----------   ----------   ------------
Net increase...............    23,127   $   238,405       88,763   $    906,002
                             ========   ===========   ==========   ============

                                                         FROM APRIL 30, 1996
                                SIX MONTHS ENDED           (COMMENCEMENT)
                                 JUNE 30, 1997          TO DECEMBER 31, 1996
                             ----------------------   -------------------------
          CLASS C             SHARES      AMOUNT        SHARES        AMOUNT
          -------            --------   -----------   ----------   ------------
Sold.......................    44,076   $   439,946       49,422   $    495,277
Issued on reinvestment of
 distributions.............        --            --          795          7,533
Repurchased................    (6,531)      (56,840)     (32,248)      (324,418)
                             --------   -----------   ----------   ------------
Net increase...............    37,545   $   383,106       17,969   $    178,392
                             ========   ===========   ==========   ============

03MCCNX063097

June 30, 1997

IVY FUNDS(R)


Ivy
China
Region
Fund

-------------
Semi-Annual
Report
-------------
This report and the
financial statements
contained herein are
submitted for the general
information of the shareholders.
This report is not authorized for
distribution to prospective
investors unless preceded or
accompanied by an effective
prospectus.

Ivy Management, Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111

                                 THROUGHOUT THE
                                   CENTURIES,
                               THE CASTLE KEEP HAS
                                  BEEN A SOURCE
                              OF LONG-RANGE VISION
                                  AND STRATEGIC
                                   ADVANTAGE.


Market Commentary:

     Two major stories emanated from China during the first six months of 1997. The first was the passing of Deng Xiaoping and the second was the July 1, 1997 handover of Hong Kong back to Chinese sovereignty. Each of these events was long-anticipated and had little impact on the Chinese and Hong Kong stock markets.

     Since the beginning of 1997, Hong Kong's Hang Seng index has substantially outperformed other markets in the China region. During this time, approximately 63% of the Ivy China Region Fund was invested in Hong Kong. Given the strong performance of the Hong Kong market, this weighting proved beneficial to the Fund. Our investment strategy for Hong Kong has not changed. We continue to invest in a group of well-managed companies that are benefiting directly from growth in mainland China. The largest holding in the Fund, HSBC Holdings (5% of assets), has by far been the best performing stock in Hong Kong. Its share price has increased more than 40% since January. Despite Hong Kong's recent performance -- it is trading near its 20-year average price-to-earnings ratio -- we believe it is still one of the best-valued markets in the world. During periods of strong enthusiasm about China, investors have been willing to pay much higher prices for Hong Kong stocks. We would not be surprised if this were to happen to the Hong Kong market in the post-handover era.

     In recent months, China's B-shares have moved higher on the back of very enthusiastic local buying. These moves have not been supported by fundamentals and as a result price-to-earnings ratios have expanded to very high levels. The situation in China today is reminiscent of the "housewife rally" that took place in Taiwan in the late 1980s.

     During that time, local Taiwanese investors aggressively bought shares and bid up prices to as high as 80 to 90 times earnings. It all came to an end when the government intervened in the early 1990s. The government in China has made some halfhearted attempts to put a lid on stock speculation; however, so far none of these measures have worked. It is difficult to predict how high B-shares will go.

     In January, about 8% of the Ivy China Region Fund was invested in a group of Taiwan stocks, primarily in the technology sector. Although these stocks, many of which are of world-class companies, have performed well, we believe that favorable liquidity conditions in Taiwan could drive the market higher. In addition, according to our research technology stocks in Taiwan are still at relatively attractive levels.

     Going forward, we believe the Ivy China Region Fund is well positioned to benefit from growth in the China region and encourage investors with a longer-term time horizon, and who recognize the benefits of international diversification, to stay the course.

Ivy Management, Inc.

                                BOARD OF TRUSTEES
                              John S. Anderegg, Jr.
                                Paul H. Broyhill
                                Keith J. Carlson
                                Stanley Channick
                             Frank W. DeFriece, Jr.
                                 Roy J. Glauber
                                Michael G. Landry
                               Joseph G. Rosenthal
                              Richard N. Silverman
                                 J. Brendan Swan

                                    OFFICERS
                           Michael G. Landry, Chairman
                           Keith J. Carlson, President
                       James W. Broadfoot, Vice President
                               C. William Ferris,
                               Secretary/Treasurer

                                  LEGAL COUNSEL
                             Dechert Price & Rhoads
                                   Boston, MA

                                    CUSTODIAN
                          Brown Brothers Harriman & Co.
                                   Boston, MA

                                 TRANSFER AGENT
                                  Ivy Mackenzie
                                 Services Corp.
                                  P.O. Box 3022
                            Boca Raton, FL 33431-0922
                                 1-800-777-6472

                                    AUDITORS
                            Coopers & Lybrand L.L.P.
                               Fort Lauderdale, FL

                               INVESTMENT MANAGER
                              Ivy Management, Inc.
                            700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

                                   DISTRIBUTOR
                                  Ivy Mackenzie
                               Distributors, Inc.
                            700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111



                                                            [IVY MACKENZIE LOGO]

PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)

        EQUITY SECURITIES -- 91.7%            SHARES        VALUE
------------------------------------------
AMERICAS -- 0.4%
------------------------------------------
UNITED STATES -- 0.4%
Amway Asia Pacific Ltd....................       2,500   $   109,063
                                                         -----------
ASIA/PACIFIC -- 91.3%
------------------------------------------
CHINA -- 13.5%
China Southern Glass Co. -- Class B.......     305,890       159,908
Huaneng Power International, Inc. ADR*....      15,000       382,500
Inner Mongolia Erdos Cashmere Products
  Co. -- Class B..........................     276,000       231,840
Qinling Motors Company Ltd................   1,100,000       567,941
Shanghai China International Travel
  Service Co., Ltd. -- Class B............     215,000       107,070
Shanghai Dazhong Taxi Company -- Class
  B.......................................     780,000       692,640
Shanghai Diesel Engine Co. Ltd. -- Class
  B*......................................     648,000       220,320
Shanghai Erfangji Company Limited -- Class
  B*......................................     998,250       129,773
Shanghai Industrial Sewing Machine Co.
  Ltd. -- Class B.........................     780,000        95,160
Shanghai Narcissus Electric Appliances
  Industrial Company Ltd. -- Class B*.....     467,500        66,385
Shanghai Post & Telecom Eq. -- Class B....     393,000       205,932
Shanghai Shangling Electric Appliances Co.
  Ltd. -- Class B*........................     312,000        64,272
Shanghai Yaohua Pilkington Glass Class
  B*......................................     200,000        72,400
Shenzhen China Bicycles -- Class B........     865,800       340,854
Shenzhen Konka Electronics Group
  Limited -- Class B......................     260,000       385,606
Zhenhai Refining and Chemical Company
  Limited.................................     900,000       325,275
                                                         -----------
                                                           4,047,876
                                                         -----------
HONG KONG -- 63.4%
Asia Satellite Telecom ADR*...............       4,000       120,500
C.P. Pokphand.............................   1,242,000       384,754
Chen Hsong Holdings*......................     450,000       261,382
Cheung Kong Holdings Ltd..................     123,000     1,214,555
Cheung Kong Infrastructure Holdings*......      36,000       104,320
China Travel International Investment Hong
  Kong Ltd................................     864,400       502,086
Citic Pacific Ltd.........................     161,000     1,005,824
Esprit Asia Holdings Ltd..................     696,000       494,109
Founder Hong Kong Ltd.*...................     348,000       235,825
Giordano Holdings Ltd.....................     476,000       325,637
Gold Peak Industries......................     923,000       595,693
Guangdong Investments.....................     799,000     1,201,499
Guangdong Investments Warrants*...........      79,900        37,644
Guangdong Tannery Ltd.*...................      39,950        15,470
HSBC Holdings.............................      46,867     1,409,528
Hang Seng Bank............................      27,900       397,940
Henderson Land Development Company Ltd....      52,000       461,452
Hong Kong & China Gas Company Ltd.........     223,200       446,557
Hong Kong Land Holdings Ltd...............     152,000       404,320
Hong Kong Telecommunications Limited......     299,600       715,425
Jardine International Motor Holdings Co...     136,000       172,034
Jardine Strategic Holdings Ltd............     100,250       378,945
Jardine Strategic Holdings Warrants*......      13,250         5,234
Johnson Electric Holdings Ltd.............     237,000       706,661
Kumagai Gumi (Hong Kong) Ltd..............     360,000       374,067
Lamex Holdings............................     300,000   $    81,319
Li & Fung.................................     615,800       691,528
Manhattan Card Company Ltd. ..............     868,000       394,939
Melco International Development Ltd.*.....      15,900         5,182
National Mutual Asia Ltd..................     440,000       488,429
New World Development Company Ltd. .......      80,535       480,261
New World Infrastructure Ltd.*............         133           376
Peregrine Investment Holdings Limited.....     262,000       539,402
Peregrine Investment Holdings Limited
  Warrants*...............................      26,200        11,498
Realty Development 'A'....................      30,000       124,689
Semi-Tech (Global)........................      78,000       127,361
Shangri-La Asia Ltd.......................     230,000       276,097
Sime Darby (Hong Kong)....................      92,000       102,126
  (with 444,130 rights)...................   1,110,327        81,691
Sun Hung Kai Properties Ltd...............      42,800       515,161
Swire Pacific Ltd Class A.................      59,500       535,688
Techtronic Industries Co. ................   1,888,000       336,304
Tsingtao Brewery Co. Ltd Series H.........     600,000       232,340
Union Bank of Hong Kong Ltd. .............     366,833     1,060,638
Wharf Holdings Ltd. ......................      80,000       346,960
Wo Kee Hong Holdings Ltd. ................     674,400        47,877
Wo Kee Hong Holdings Ltd. Warrants*.......     112,400           900
Yue Yuen Industrial Holdings..............     229,200       474,832
                                                         -----------
                                                          18,927,059
                                                         -----------
MALAYSIA -- 0.4%
Leader Universal Holdings -- Class A......      61,666       110,920
                                                         -----------
SINGAPORE -- 1.8%
Clipsal Industries Limited................     100,000       354,000
Elec & Eltek International Co. Ltd........      35,000       196,000
                                                         -----------
                                                             550,000
                                                         -----------
SOUTH KOREA -- 3.5%
Daewoo Corporation........................         400         3,252
Hyundai Motor Co, Ltd.....................       2,500        82,376
Keum Kang Development Ind. Company*.......       8,800       123,874
Korea Electric Power Corporation..........       6,300       188,007
L.G. Electronics (with 422 rights)........       8,000       148,649
Pohang Iron & Steel Co. Ltd...............       2,000       203,405
Samsung Electronics Co. GDR...............         640        17,600
Samsung Electronics Co. GDR Rights........          10           314
Samsung Electronics Co. GDR 144A
  Registered*.............................         300        17,775
Samsung Electronics Co. New Common........       1,423       158,164
Samsung Electronics Co. New Common
  Rights..................................          23           870
Samsung Heavy Industries..................         509         5,365
Shinhan Bank..............................       8,000       116,937
                                                         -----------
                                                           1,066,588
                                                         -----------
TAIWAN -- 8.0%
Acer Incorporation*.......................      91,000       327,338
Compeq Manufacturing Co. .................      56,000       398,848
Far Eastern Department Stores Ltd. .......     248,000       394,302
President Enterprises*....................     204,000       403,597
Systex Corporation*.......................     115,187       254,820
Systex Corporation Rights*................      26,287        25,058
Tingyi (Cayman Island) Holding Co.*.......     810,000       201,787
Yung Shin Pharmaceuticals Industries Co...     124,000       350,143
                                                         -----------
                                                           2,355,893
                                                         -----------

                      (See Notes to Financial Statements)

JUNE 30, 1997 (UNAUDITED)


            EQUITY SECURITIES                 SHARES        VALUE
--------------------------------------------------------------------
THAILAND -- 0.5%
Bank of Ayudhya -- Foreign Registered.....      68,750   $   107,484
Krung Thai Bank Public Company Limited....      50,000        52,113
                                                         -----------
                                                             159,597
                                                         -----------
VIETNAM -- 0.2%
The Vietnam Fund Limited*.................  7,800.....        63,375
                                                         -----------
TOTAL EQUITY SECURITIES
  (Cost -- $22,505,903)...................                27,390,371
                                                         -----------
CONVERTIBLE CORPORATE BONDS -- 0.8%          PRINCIPAL
------------------------------------------  ----------
Piltel International Holding Corp., 1.75%,
  07/17/06 (Cost -- $240,000).............  $240,000...      234,600
                                                         -----------
TOTAL INVESTMENTS -- 92.5%
  (Cost -- $22,745,903)(a)................                27,624,971
OTHER ASSETS, LESS LIABILITIES -- 7.5%....                 2,226,579
                                                         -----------
NET ASSETS -- 100%........................               $29,851,550
                                                         ===========

ADR - American Depository Receipt
GDR - Global Depository Receipt
 *  Non-income producing security.
(a) Cost for Federal income tax purposes is
    $22,918,417.
OTHER INFORMATION:
At June 30, 1997, net unrealized appreciation based on cost for and Federal income tax purposes is as follows:
    Gross unrealized appreciation.....................   $ 7,907,451
    Gross unrealized depreciation.....................    (3,200,897)
                                                         -----------
        Net unrealized appreciation...................   $ 4,706,554
                                                         ===========
Purchases and sales of securities other than short-term obligations aggregated $1,959,496 and $2,777,937, respectively, for the period ended June 30, 1997.


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)

ASSETS
Investments, at value (identified cost -- $22,745,903)......  $27,624,971
Cash........................................................    1,888,358
Cash denominated in foreign currencies (cost -- $140,457)...      139,260
Receivables
  Fund shares sold..........................................      200,217
  Dividends and interest....................................      141,511
Other assets................................................       23,368
                                                              -----------
  Total assets..............................................   30,017,685
                                                              -----------
LIABILITIES
Payables
  Fund shares repurchased...................................      101,083
  Management fee............................................       23,501
  12b-1 service and distribution fees.......................       13,320
  Other payables to related parties.........................       12,960
Accrued expenses............................................       15,271
                                                              -----------
  Total liabilities.........................................      166,135
                                                              -----------
NET ASSETS..................................................  $29,851,550
                                                              ===========
CLASS A:
Net asset value and redemption price per share
  ($17,481,686/1,497,788 shares outstanding)................  $     11.67
                                                              ===========
Maximum offering price per share ($11.67 x 100/94.25)*......  $     12.38
                                                              ===========
CLASS B:
Net asset value, offering price and redemption price** per
  share ($11,265,225/970,714 shares outstanding)............  $     11.61
                                                              ===========
CLASS C:
Net asset value, offering price and redemption price*** per
  share ($1,104,639/95,460 shares outstanding)..............  $     11.57
                                                              ===========
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $26,532,288
  Undistributed net realized loss on investments and foreign
    currency transactions...................................   (1,636,653)
  Undistributed net investment income.......................       78,009
  Net unrealized appreciation on investments and foreign
    currency transactions...................................    4,877,906
                                                              -----------
NET ASSETS..................................................  $29,851,550
                                                              ===========

  * On sales of more than $50,000 the offering price is reduced.
 ** Subject to a maximum contingent deferred sales charge of 5%.
*** Subject to a maximum contingent deferred sales charge of 1%.

                      (See Notes to Financial Statements)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
  Dividends, net of $7,734 foreign taxes withheld...........             $  399,252
  Interest..................................................                  2,212
                                                                         ----------
                                                                            401,464
                                                                         ----------
EXPENSES
  Management fee............................................  $129,636
  Transfer agent............................................    48,247
  Administrative services fee...............................    12,964
  Custodian fees............................................    27,929
  Blue Sky fees.............................................    10,848
  Auditing and accounting fees..............................     8,029
  Shareholder reports.......................................     3,579
  Fund accounting...........................................    18,228
  Trustees' fees............................................     2,977
  12b-1 service and distribution fees.......................    70,658
  Legal.....................................................    15,171
  Other.....................................................     9,462
                                                                         ----------
                                                                            357,728
  Expenses reimbursed by manager............................                (13,980)
  Fees paid indirectly......................................                (20,293)
                                                                         ----------
    Net expenses............................................                323,455
                                                                         ----------
NET INVESTMENT INCOME.......................................                 78,009
                                                                         ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  TRANSACTIONS
  Net realized loss on investments and foreign currency
    transactions............................................                (38,132)
  Net unrealized appreciation during the period on
    investments and foreign currency transactions...........              3,371,987
                                                                         ----------
    Net gain on investment transactions.....................              3,333,855
                                                                         ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............             $3,411,864
                                                                         ==========

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE SIX      FOR THE
                                                              MONTHS ENDED    YEAR ENDED
                                                                JUNE 30,     DECEMBER 31,
                                                              ------------   ------------
                                                                 1997*           1996
                                                              ------------   ------------
INCREASE IN NET ASSETS
Operations
  Net investment income.....................................  $    78,009    $    10,485
  Net realized loss on investments and foreign currency
    transactions............................................      (38,132)    (1,001,126)
  Net unrealized appreciation during the period on
    investments and foreign currency transactions...........    3,371,987      5,263,221
                                                              -----------    -----------
    Net increase resulting from operations..................    3,411,864      4,272,580
                                                              -----------    -----------
Class A distributions
  From net investment income................................           --        (46,722)
  In excess of net investment income........................           --        (30,983)
                                                              -----------    -----------
    Total distributions to Class A shareholders.............           --        (77,705)
                                                              -----------    -----------
Class C distributions
  From net investment income................................           --         (3,703)
                                                              -----------    -----------
    Total distributions to Class C shareholders.............           --         (3,703)
                                                              -----------    -----------
Fund share transactions (Note 5)
  Class A...................................................      126,698       (231,044)
  Class B...................................................    1,048,506        597,206
  Class C...................................................      530,941        416,039
                                                              -----------    -----------
    Net increase resulting from Fund share transactions.....    1,706,145        782,201
                                                              -----------    -----------
TOTAL INCREASE IN NET ASSETS................................    5,118,009      4,973,373
NET ASSETS
  Beginning of period.......................................   24,733,541     19,760,168
                                                              -----------    -----------
  END OF PERIOD.............................................  $29,851,550    $24,733,541
                                                              ===========    ===========
UNDISTRIBUTED NET INVESTMENT INCOME.........................  $    78,009    $        --
                                                              ===========    ===========

* Unaudited.

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS

                                                                                                                  FOR THE PERIOD
                                                      FOR THE SIX                                                OCTOBER 23, 1993
                      CLASS A                         MONTHS ENDED               FOR THE YEAR ENDED               (COMMENCEMENT)
                                                        JUNE 30,                    DECEMBER 31,                 TO DECEMBER 31,
                                                      ------------      -------------------------------------    ----------------
                                                         1997*           1996           1995           1994            1993
              SELECTED PER SHARE DATA                 ------------      -------        -------        -------    ----------------
Net asset value, beginning of period................    $ 10.30         $  8.58        $  8.61        $ 11.55        $ 10.00
                                                        -------         -------        -------        -------       --------
  Income (loss) from investment operations
  Net investment income (loss)(a)...................        .05(g)          .03            .14            .05           (.01)
  Net realized and unrealized gain (loss) on
    investment transactions.........................       1.32(g)         1.74           (.01)         (2.91)          1.57
                                                        -------         -------        -------        -------       --------
    Total from investment operations................       1.37            1.77            .13          (2.86)          1.56
                                                        -------         -------        -------        -------       --------
  Less distributions
  From net investment income........................         --             .03            .14            .05             --
  In excess of net investment income................         --             .02             --            .03             --
  In excess of net realized gain....................         --              --            .02             --             --
  From capital paid-in..............................         --              --             --             --            .01
                                                        -------         -------        -------        -------       --------
    Total distributions.............................         --             .05            .16            .08            .01
                                                        -------         -------        -------        -------       --------
Net asset value, end of period......................    $ 11.67         $ 10.30        $  8.58        $  8.61        $ 11.55
                                                        =======         =======        =======        =======       ========
Total return(%).....................................      13.30(b)        20.50(c)        1.59(c)      (24.88)(c)       15.65(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)............    $17,482         $15,290        $12,855        $13,180        $ 8,371
Ratio of expenses to average net assets(d)
  With expense reimbursement(%).....................       2.37(e)         2.20           2.20           2.20           1.98(e)
  Without expense reimbursement(%)..................       2.48(e)         2.48           2.73           2.76           2.45(e)
Ratio of net investment income (loss) to average net
  assets(%)(a)......................................        .88(e)          .32           1.61            .55           (.91)(e)
Portfolio turnover rate(%)..........................          8              22             25              4             --
Average commission rate(f)..........................    $ .0069         $ .0050            N/A            N/A            N/A

                                                                                                                  FOR THE PERIOD
                                                     FOR THE SIX                                                 OCTOBER 23, 1993
                      CLASS B                        MONTHS ENDED               FOR THE YEAR ENDED                (COMMENCEMENT)
                                                       JUNE 30,                    DECEMBER 31,                  TO DECEMBER 31,
                                                     ------------      ------------------------------------      ----------------
                                                        1997*           1996          1995           1994              1993
              SELECTED PER SHARE DATA                ------------      ------        -------        -------      ----------------
Net asset value, beginning of period...............    $ 10.28         $ 8.58        $  8.61        $ 11.55           $10.00
                                                       -------         ------        -------        -------           ------
  Income (loss) from investment operations
  Net investment income (loss)(a)..................        .01(g)        (.04)           .08           (.02)            (.02)
  Net realized and unrealized gain (loss) on
    investment transactions........................       1.32(g)        1.74           (.02)         (2.92)            1.57
                                                       -------         ------        -------        -------           ------
    Total from investment operations...............       1.33           1.70            .06          (2.94)            1.55
                                                       -------         ------        -------        -------           ------
  Less distributions
  From net investment income.......................         --             --            .08             --               --
  In excess of net realized gain...................         --             --            .01             --               --
                                                       -------         ------        -------        -------           ------
    Total distributions............................         --             --            .09             --               --
                                                       -------         ------        -------        -------           ------
Net asset value, end of period.....................    $ 11.61         $10.28        $  8.58        $  8.61           $11.55
                                                       =======         ======        =======        =======           ======
Total return(%)....................................      12.94(b)       19.67(c)         .83(c)      (25.45)(c)        15.50(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)...........    $11,265         $8,995        $ 6,905        $ 7,336           $3,565
Ratio of expenses to average net assets(d)
  With expense reimbursement(%)....................       3.08(e)        2.95           2.95           2.95             2.74(e)
  Without expense reimbursement(%).................       3.19(e)        3.23           3.48           3.51             3.20(e)
Ratio of net investment income (loss) to average
  net assets(%)(a).................................        .17(e)        (.43)           .86           (.20)           (1.66)(e)
Portfolio turnover rate(%).........................          8             22             25              4               --
Average commission rate(f).........................    $ .0069         $.0050            N/A            N/A              N/A

                      (See Notes to Financial Statements)

                                                                                  FOR THE PERIOD
                                                              FOR THE SIX         APRIL 30, 1996
                          CLASS C                             MONTHS ENDED        (COMMENCEMENT)
                                                                JUNE 30,          TO DECEMBER 31,
                                                              ------------        ---------------
                                                                 1997*                 1996
                  SELECTED PER SHARE DATA                     ------------        ---------------
Net asset value, beginning of period........................    $ 10.24               $  9.44
                                                                -------               -------
  Income from investment operations
  Net investment income (loss)(a)...........................        .02(g)                 --
  Net realized and unrealized gain on investment
    transactions............................................       1.31(g)                .89
                                                                -------               -------
    Total from investment operations........................       1.33                   .89
                                                                -------               -------
  Less distributions
  In excess of net investment income........................         --                   .09
                                                                -------               -------
    Total distributions.....................................         --                   .09
                                                                -------               -------
Net asset value, end of period..............................    $ 11.57               $ 10.24
                                                                =======               =======
Total return(%)(b)..........................................      12.99                  9.39
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................    $ 1,105               $   449
Ratio of expenses to average net assets(d)
  With expense reimbursement(%)(e)..........................       2.93                  2.71
  Without expense reimbursement(%)(e).......................       3.04                  2.99
Ratio of net investment income (loss) to average net
  assets(%)(a)(e)...........................................        .32                  (.19)
Portfolio turnover rate(%)..................................          8                    22
Average commission rate(f)..................................    $ .0069               $ .0050

(a) Net investment income (loss) is net of expenses reimbursed by manager.
(b) Total return represents aggregate total return and does not reflect a sales charge.
(c)    Total return does not reflect a sales charge.
(d) Beginning in 1995, total expenses include fees paid indirectly through an expense offset arrangement, if any.
(e)    Annualized.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.
(g)    Based on average shares outstanding.
 *     Unaudited.


                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Ivy China Region Fund (the Fund), is a diversified series of shares of Ivy Fund. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B and Class C are authorized. Ivy Fund was organized as a Massachusetts business trust under a Declaration of Trust dated
December 21, 1983 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities traded on a U.S. or foreign stock exchange, or the National Association of Securities Dealers Automated Quotation ("NASDAQ") System, are valued at the last quoted sale price reported as of the close of regular trading on the exchange the security is traded most extensively. If there is no such sale, the security is valued at the calculated mean between the last bid and asked price on the exchange. Securities not traded on an exchange or NASDAQ, but traded in another over-the-counter market are valued at the average between the current bid and asked prices in such markets. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees (the Board), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. For valuation purposes, quotations of foreign securities in foreign currencies are translated into U.S. dollar equivalents using the foreign exchange quotation in effect. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board; as of June 30, 1997, there were no such securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Realized gains and losses from security transactions are calculated on an identified cost basis.

     FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code, as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

     The Fund has a net tax-basis capital loss carryforward of approximately $1,500,000 as of December 31, 1996, which may be applied against any realized net taxable capital gain of each succeeding fiscal year until fully utilized or until the expiration date, whichever occurs first. The carryover expires $264,000 in 2002, $203,000 in 2003 and $1,033,000 in 2004.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, are declared in December.

     FOREIGN CURRENCY TRANSLATIONS -- Foreign currency transactions from foreign investment activity are translated into U.S. dollars on the following basis: (i) market value of securities, and dividends and interest receivable are translated at the closing daily rate of exchange; and, (ii) purchases and sales of investment securities are translated at the rate at which related foreign contracts are obtained or at the exchange rate prevailing on the date of the transaction. Exchange gains or losses from currency translation of other assets and liabilities, if significant, are reported as a separate component of Net realized and unrealized gain (loss) on investment transactions.

     Section 988 of the Internal Revenue Code provides that gains and losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. Accordingly, distributions for financial statement purposes may differ from the characterization of such distributions determined on a Federal income tax basis.

     RECLASSIFICATIONS -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to investments in foreign denominated securities, passive foreign investment companies, and certain securities sold at a loss. As a result, Net investment income (loss) and Net realized gain (loss) on investments and foreign currency transactions for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     FEES PAID INDIRECTLY -- The Fund has an arrangement with its custodian whereby a certain percentage of quarterly cumulative credits resulting from cash balances on deposit with the custodian are used to offset custody fees, including transaction and out-of-pocket

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

expenses. For the period, custody fees were reduced by $20,293 under this arrangement.

2. RELATED PARTIES

     Ivy Management, Inc. (IMI) is the Manager and Investment Adviser of the Fund. For its services, IMI receives a fee monthly at the annual rate of 1.00% of the Fund's average net assets.

     Currently, IMI voluntarily limits the Fund's total operating expenses (excluding taxes, 12b-1 fees, brokerage commissions, interest, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of 1.95% of its average net assets. The voluntary expense limitation may be terminated or revised at any time.

     Mackenzie Investment Management Inc. (MIMI), of which IMI is a wholly owned subsidiary, provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and expenses are reflected as Administrative services fee and Fund accounting in the Statement of Operations.

     Ivy Mackenzie Distributors, Inc. (IMDI), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the six months ended June 30, 1997, the net amount of underwriting discount retained by IMDI was $9,564.

     Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate not to exceed .25% of its average net asset value. Class B and Class C shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average net asset value attributable to Class B and Class C shares. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $19,659, $47,154 and $3,845, for Class A, Class B and Class C, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.
     Ivy Mackenzie Services Corp. (IMSC), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $31,118, $16,423 and $706, for Class A, Class B and Class C, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION

     Trustees who are not affiliated with IMI or MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. CONCENTRATION OF CREDIT RISK

     The Fund primarily invests in equity securities of companies in the China region. Therefore, the Fund is more susceptible to factors adversely affecting securities within the China region than is an equity fund that is not concentrated in such securities to the same extent.

5. FUND SHARE TRANSACTIONS

     Fund share transactions for Class A, Class B and Class C were as follows:

                               SIX MONTHS ENDED               YEAR ENDED
                                 JUNE 30, 1997             DECEMBER 31, 1996
                           -------------------------   -------------------------
         CLASS A             SHARES        AMOUNT        SHARES        AMOUNT
         -------           ----------   ------------   ----------   ------------
Sold.....................   1,104,969   $ 11,567,490    1,537,034   $ 14,512,385
Issued on reinvestment of
 distributions...........          --             --        6,616         68,426
Repurchased..............  (1,091,777)   (11,440,792)  (1,556,713)   (14,811,855)
                           ----------   ------------   ----------   ------------
Net increase (decrease)..      13,192   $    126,698      (13,063)  $   (231,044)
                           ==========   ============   ==========   ============

                               SIX MONTHS ENDED               YEAR ENDED
                                 JUNE 30, 1997             DECEMBER 31, 1996
                           -------------------------   -------------------------
         CLASS B             SHARES        AMOUNT        SHARES        AMOUNT
         -------           ----------   ------------   ----------   ------------
Sold.....................     629,930   $  6,569,237      998,886   $  9,546,623
Repurchased..............    (534,344)    (5,520,731)    (928,212)    (8,949,417)
                           ----------   ------------   ----------   ------------
Net increase.............      95,586   $  1,048,506       70,674   $    597,206
                           ==========   ============   ==========   ============

                                                          FROM APRIL 30, 1996
                               SIX MONTHS ENDED             (COMMENCEMENT)
                                 JUNE 30, 1997           TO DECEMBER 31, 1996
                           -------------------------   -------------------------
         CLASS C             SHARES        AMOUNT        SHARES        AMOUNT
         -------           ----------   ------------   ----------   ------------
Sold.....................      98,138   $  1,041,952       50,214   $    474,632
Issued on reinvestment of
 distributions...........          --             --          324          3,314
Repurchased..............     (46,551)      (511,011)      (6,665)       (61,907)
                           ----------   ------------   ----------   ------------
Net increase.............      51,587   $    530,941       43,873   $    416,039
                           ==========   ============   ==========   ============

                                                                    IVY FUNDS(R)

June 30, 1997

Ivy
Emerging
Growth
Fund

-------------
Semi-Annual
Report
-------------
This report and the
financial statements
contained herein are
submitted for the general
information of the
shareholders. This report
is not authorized for
distribution to prospective
investors unless preceded or
accompanied by an effective
prospectus.

Ivy Management, Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111

                                 THROUGHOUT THE
                                   CENTURIES,
                               THE CASTLE KEEP HAS
                                  BEEN A SOURCE
                              OF LONG-RANGE VISION
                                  AND STRATEGIC
                                    ADVANTAGE.

Market Commentary:

     The spring of 1997 brought with it a dramatic recovery in the emerging growth sector of the equity market. After bottoming out in late April, small-company stocks staged a powerful rally that continued through the first half of the year. If nothing else, this comeback has demonstrated that the volatility of this sector really does work both ways.
     Pundits pointed to a number of factors to explain why these stocks lagged the broader market earlier in the year. At the top of most lists was the popularity of indexing, a phenomenon with the characteristics of a self-fulfilling prophecy that has provided abundant buying power for the largest-capitalization stocks and created valuations that seem high by the standards of recent years. We believe another factor was the upward trend in interest rates, which finally peaked in April. According to our research, product transition issues, particularly in the networking stocks, also had a negative effect on investor psychology. These fundamental issues were exacerbated by press reports of "hot money" exiting momentum funds.
     For all these reasons, by late April negative investor sentiment pervaded the small-company market as relative valuations sank to the low end of their historical range. This set the stage for the ensuing rally, which was triggered by evidence suggesting that in spite of very strong economic growth, there was little threat of inflation, and the Federal Reserve Board might not have to raise interest rates again after all. We believe another positive influence on the sector was the balanced budget agreement, which would almost certainly include a capital gains reduction. Such a change would be positive for all stocks, but particularly non-dividend-paying growth stocks.
     In terms of fundamentals, most of the stocks that comprise the Ivy Emerging Growth Fund have continued to make excellent progress. As always, there have been a few stumbles, but the vast majority of the Fund's holdings have either met or exceeded earnings expectations, with the median comfortably in excess of 30%. However, larger-capitalization stocks, for the most part, also turned in good earnings reports. This may have been another factor that impeded performance in the emerging growth sector, as investors asked themselves, "If large-capitalization stocks can offer good earnings growth plus liquidity, why look further?"
     We believe investors are continuing to pay a big premium for the liquidity of larger-company stocks and in spite of the recent rally in the emerging growth sector, a very modest premium for the high-growth potential of smaller-company stocks. While there are no guarantees, this valuation disparity, combined with the strong fundamental outlook for the portfolio companies of the Ivy Emerging Growth Fund, encourages us to believe the catch-up phase has a lot further to go.

Ivy Management, Inc.

                                BOARD OF TRUSTEES
                              John S. Anderegg, Jr.
                                Paul H. Broyhill
                                Keith J. Carlson
                                Stanley Channick
                             Frank W. DeFriece, Jr.
                                 Roy J. Glauber
                                Michael G. Landry
                               Joseph G. Rosenthal
                              Richard N. Silverman
                                 J. Brendan Swan

                                    OFFICERS
                           Michael G. Landry, Chairman
                           Keith J. Carlson, President
                       James W. Broadfoot, Vice President
                               C. William Ferris,
                               Secretary/Treasurer

                                  LEGAL COUNSEL
                             Dechert Price & Rhoads
                                   Boston, MA

                                    CUSTODIAN
                          Brown Brothers Harriman & Co.
                                   Boston, MA

                                 TRANSFER AGENT
                                  Ivy Mackenzie
                                 Services Corp.
                                  P.O. Box 3022
                            Boca Raton, FL 33431-0922
                                 1-800-777-6472

                                    AUDITORS
                            Coopers & Lybrand L.L.P.
                               Fort Lauderdale, FL

                               INVESTMENT MANAGER
                              Ivy Management, Inc.
                            700 South Federal Highway
                              Boca Raton, FL 33432
                                1-800-456-5111

                                   DISTRIBUTOR
                                  Ivy Mackenzie
                               Distributors, Inc.
                            700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111



                                                            [IVY MACKENZIE LOGO]

PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)

          COMMON STOCKS -- 96.0%              SHARES       VALUE
-------------------------------------------
BIOTECHNOLOGY -- 5.3%
Aastrom Biosciences, Inc.*.................    50,600   $    360,525
Agouron Pharmaceuticals, Inc.*.............     5,000        404,375
Alkermes, Inc.*............................    20,800        301,600
Biochem Pharma, Inc.*......................    31,200        694,200
Connetics Corporation*.....................    12,000         84,000
Depotech Corp.*............................     7,000         95,375
Ergo Science Corporation*..................    24,000        264,000
Geltex Pharmaceuticals, Inc.*..............    21,600        434,700
Gliatech, Inc.*............................    22,200        183,150
Liposome Company Inc.*.....................    79,200        707,850
Myriad Genetics, Inc.*.....................     8,000        216,000
NeoRx Corporation*.........................    38,300        169,956
NeoRx Corporation Units*...................    23,000         17,250
Neurex Corporation*........................    37,000        522,625
PathoGenesis Corp.*........................    16,100        468,912
Pharmacyclics, Inc.*.......................    26,600        412,300
US Bioscience, Inc.*.......................    14,000        134,750
Vertex Pharmaceuticals Inc.*...............     6,700        256,275
ViroPharma Inc.*...........................    20,500        366,437
                                                        ------------
                                                           6,094,280
                                                        ------------
BUSINESS & FINANCIAL SERVICES -- 19.3%
Applied Graphics Technologies, Inc.*.......    27,300      1,085,175
Ballantyne of Omaha, Inc.*.................    33,000        594,000
BISYS Group, Inc.*.........................    17,688        738,474
Children's Comprehensive Services, Inc.*...    63,600        898,350
Cohr, Inc.*................................    21,300        399,375
Copart, Inc.*..............................    15,600        257,400
Cornell Corrections, Inc.*.................    40,800        673,200
Corrections Corp. of America*..............    22,900        910,275
Cotelligent Group, Inc.*...................    25,000        343,750
Credit Acceptance Corp.*...................    21,300        274,237
Daisytek International Corporation*........    21,700        859,863
FactSet Research Systems Inc.*.............    40,200        984,900
Fair Issac and Company Inc. ...............    13,600        606,050
Federal Agricultural Mortgage Corp. Class
  C*.......................................    14,350        520,187
Gartner Group, Inc. -- Class A*............    35,700      1,282,969
Green Tree Financial Corp..................    15,000        534,375
Ingram Micro, Inc.*........................    29,500        711,687
Intelligroup, Inc.*........................     9,100         87,588
Investment Technology Group, Inc.*.........    28,000        752,500
Lason Holdings, Inc.*......................    28,800        810,000
Lightbridge, Inc.*.........................    42,300        322,538
Litchfield Financial Corp..................    46,727        765,155
MSC Industrial Direct Co, Inc.*............    12,000        481,500
Maximus, Inc.*.............................    13,200        235,950
Meta Group, Inc.*..........................    25,700        558,975
Metris Companies Inc.*.....................     3,300        108,281
PMT Services, Inc.*........................    63,700        971,425
Profit Recovery Group International, Inc.
  (The)*...................................    61,800        857,475
QuickResponse Services Inc.*...............    28,500      1,033,125
Sykes Enterprises, Inc.*(a)................    43,500      1,131,000
United Waste Systems Inc.*.................    20,800        852,800
West TeleServices Corp.*...................    33,000        486,750
Whittman-Hart, Inc.*.......................    31,200        877,500
                                                        ------------
                                                          22,006,829
                                                        ------------
COMPUTER SOFTWARE -- 16.9%
Aspect Development, Inc.*..................    23,500        612,469
Baan Company NV*(a)........................    10,000        688,750
CBT Group PLC ADR*.........................    25,900      1,634,937
Carnegie Group, Inc.*......................    49,200        369,000
Checkfee Corporation*......................    40,600        715,575
Citrix Systems, Inc.*......................     8,800        386,100
Computer Learning Centers Inc.*............    13,300        558,600
Dendrite International, Inc.*..............    31,400        518,100
H.T.E., Inc.*..............................    59,500        639,625
HNC Software Inc...........................    12,700   $    484,188
Infinity Financial Technology, Inc.*.......    32,500        530,156
Interlink Computer Sciences, Inc.*.........    82,000        625,250
IONA Technologies PLC -- ADR...............    28,100        554,975
JDA Software Group, Inc.*..................    17,000        580,125
McAfee Associates, Inc.*...................    10,025        632,827
Optika Imaging Systems, Inc.*..............   117,800        589,000
Oracle Corporation*........................     4,600        231,725
Pegasystems Inc. ..........................    18,400        577,300
Peoplesoft, Inc.*..........................    11,300        596,075
Planning Sciences International PLC*.......    36,600        210,450
Rational Software Corporation*.............    18,358        308,644
Remedy Corporation*........................    16,200        648,000
Renaissance Solutions, Inc.*...............    13,700        506,900
Rogue Wave Software*.......................    35,000        437,500
SPSS, Inc.*................................    10,800        313,200
Saville Systems Ireland ADR*...............     9,800        509,600
Security Dynamics Technologies, Inc.*......    14,900        549,437
Select Software Tools ADR*.................    25,000        331,250
Siebel Systems, Inc.*......................    21,000        677,250
Systemsoft Corporation*....................    37,800        406,350
Tecnomatix Technologies Ltd. ..............     3,500        113,750
Template Software, Inc.*...................    44,000        638,000
Transactions Systems Architects, Inc.*.....    14,500        500,250
Veritas Software Corp.*....................    17,600        884,400
Viasoft, Inc.*.............................     6,800        345,100
Visio Corporation*.........................     6,000        423,000
                                                        ------------
                                                          19,327,858
                                                        ------------
CONSUMER PRODUCTS & SERVICES -- 7.3%
Apollo Group, Inc.*........................    14,600        514,650
Blyth Industries, Inc.*....................    27,900        941,625
CHS Electronics, Inc.*.....................    50,200      1,330,300
Central European Media Enterprises
  Ltd.*(a).................................    12,200        317,200
CUC International, Inc.*...................    31,648        816,914
Cutter & Buck, Inc.*.......................    20,000        325,000
Dave & Buster's, Inc.*.....................    16,500        441,375
Extended Stay America, Inc.*...............    43,500        649,803
International Speedway Corp. -- Class A*...    39,000        765,375
Metro Networks, Inc.*......................    31,700        768,725
Premier Parks, Inc.*.......................    23,000        848,125
Sitel Corporation*.........................    27,000        556,875
                                                        ------------
                                                           8,275,967
                                                        ------------
HEALTHCARE -- 18.2%
Advanced Health Corporation*...............    24,400        448,350
American Medserve Corp.*...................    34,500        448,500
Cambridge Heart, Inc.*.....................    15,300        109,013
Coast Dental Services, Inc.*...............    44,300        675,575
Compdent Corporation*......................    19,400        408,612
Cytec Corporation*.........................    16,200        439,425
Digene Corporation*........................    23,400        298,350
EP Medsystems Inc.*........................    40,500        141,750
EPIX Medical, Inc.*........................    52,000        416,000
Endovascular Technologies, Inc.*...........    29,800        275,650
FPA Medical Management, Inc.*..............    32,100        760,369
First Commonwealth*........................    26,400        488,400
Health Management Associates, Inc.*........    24,500        698,250
Heartport, Inc.*...........................    15,000        264,375
HemaSure, Inc.*............................    27,200         74,800
Horizon Mental Health Management, Inc.*....    60,950      1,371,375
IDX Systems Corporation*...................    10,500        362,250
Intelligent Medical Imaging, Inc.*.........    19,700        130,513
MedQuist, Inc.*............................    18,100        549,788
Molecular Devices Corporation*.............    47,400        829,500
NCS HealthCare, Inc. Class A*..............    12,500        379,688
Norland Medical Systems, Inc.*.............    18,900        205,537
OccuSystems, Inc.*.........................    22,400        649,600
Omnicare, Inc. ............................    15,100        473,763

                      (See Notes to Financial Statements)

JUNE 30, 1997 (UNAUDITED)

               COMMON STOCKS                  SHARES       VALUE
-------------------------------------------
Orthodontic Centers of America, Inc.*......    89,500   $  1,627,781
Pediatrix Medical Group Inc.*..............    21,800        998,712
PhyCor, Inc.*..............................    26,750        921,203
Renal Treatment Centers Inc.*..............    45,100      1,212,063
Serologicals Corporation*..................    36,600        841,800
Sunquest Information Systems, Inc.*........    54,700        820,500
Total Renal Care Holdings, Inc.*...........    23,800        956,462
Ventana Medical Systems, Inc.*.............    39,900        493,763
VidaMed, Inc.*.............................    52,600        266,287
Vivus, Inc.*...............................    72,000      1,714,500
                                                        ------------
                                                          20,752,504
                                                        ------------
MISCELLANEOUS TECHNOLOGY -- 3.8%
Gemstar International Group Ltd.*..........    58,300      1,071,263
IKOS Systems, Inc.*........................    31,200        666,900
Periphonics Corp.*.........................    41,000        881,500
RadiSys Corporation*.......................    20,800        826,800
SeaChange International, Inc.*.............     5,000        141,250
Synopsys, Inc.*............................    17,500        643,125
Technology Modeling Associates, Inc.*......    10,000        136,250
                                                        ------------
                                                           4,367,088
                                                        ------------
NETWORK & TELECOMMUNICATION
  EQUIPMENT -- 8.4%
ACT Networks, Inc.*........................    11,800        150,450
Advanced Fibre Communications*.............    18,500      1,116,938
American Power Conversion Corp.*...........    40,000        760,000
Aware, Inc.*...............................    39,200        578,200
CIENA Corporation*.........................    10,500        494,812
Cisco Systems, Inc.*.......................     6,600        443,025
DSP Communications, Inc.*..................    22,200        244,200
Gilat Satellite Networks Ltd. .............    14,000        465,500
Harmonic Lightwaves, Inc.*.................    30,600        524,025
International Network Services*............    35,000        910,000
Network Appliance, Inc.*...................    17,900        680,200
NICE-Systems Ltd. -- Sponsored ADR.........    13,000        390,000
P-COM, Inc. ...............................    20,300        669,900
Pairgain Technologies, Inc.*...............    19,600        303,800
Premisys Communications, Inc.*.............    15,600        245,700
Proxim, Inc.*..............................    36,200        877,850
Sawtek Inc.*...............................    12,900        435,375
Xylan Corporation*.........................    19,600        333,200
                                                        ------------
                                                           9,623,175
                                                        ------------
PHARMACEUTICALS -- 4.7%
Anesta Corp................................    31,100        590,900
Calypte Biomedical Corp.*..................    26,800        120,600
ChiRex Inc.*...............................    66,500        789,688
Cima Labs Inc.*............................    18,000         74,250
Dura Pharmaceuticals, Inc.*................    22,300        889,212
Kos Pharmaceuticals, Inc.*.................    18,500        513,375
NABI, Inc.*................................    31,630        209,549
Nastech Pharmaceutical Co.*................    26,000        273,000
Penederm Inc.*.............................    28,800        388,800
Sepracor, Inc.*............................    32,900        849,231
Sonus Pharmaceuticals, Inc.*...............    24,500        689,063
                                                        ------------
                                                           5,387,668
                                                        ------------
RETAIL -- 4.4%
CompUSA, Inc.*.............................    23,000        494,500
Corporate Express, Inc.*...................    44,040        635,827
Cost Plus, Inc.*...........................    21,200        556,500
Dollar Tree Stores, Inc.*..................    11,500        579,312
Gadzooks, Inc.*............................    13,500        263,250
Guitar Center, Inc.*.......................    40,100        676,687
Just for Feet, Inc.*.......................    19,600        341,775
Party City Corp.*..........................    24,800        415,400
Petco Animal Supplies, Inc.*...............    17,200        516,000
West Marine Inc.*..........................    18,700        481,525
                                                        ------------
                                                           4,960,776
                                                        ------------
SEMICONDUCTORS & EQUIPMENT -- 5.7%
ASM Lithography Holding NV*(a).............    16,000   $    936,000
Altera Corporation*........................    10,700        540,350
ANADIGICS, Inc.*...........................    11,550        358,050
Analog Devices*............................    28,300        751,719
Benchmarq Microelectronics, Inc.*..........    26,500        457,125
Cymer, Inc.*...............................    13,500        658,125
Etec Systems, Inc.*........................     8,700        373,013
GaSonics International Corporation*........     9,600        130,800
Integrated Process Equipment Corp.*........    10,000        253,125
Lattice Semiconductor Corporation*.........     8,000        452,000
Maxim Integrated Products, Inc.*...........    15,600        887,250
NeoMagic Corp.*............................     8,000        179,000
Pri Automation, Inc.*......................     5,600        212,450
Ultratech Stepper, Inc.*...................    14,300        327,113
                                                        ------------
                                                           6,516,120
                                                        ------------
TELECOMMUNICATION SERVICES -- 2.0%
Aerial Communications, Inc.*...............    32,000        272,000
Faxsav Incorporated*.......................    25,700         48,188
International Telecommunication Data
  Systems, Inc.*...........................    26,500        649,250
Transaction Network Services, Inc.*........    27,000        381,375
Western Wireless Corp.*....................    40,200        638,175
WinStar Communications, Inc.*..............    22,500        300,938
                                                        ------------
                                                           2,289,926
                                                        ------------
TOTAL COMMON STOCKS
  (Cost -- $92,835,873)(b).................              109,602,191
OTHER ASSETS, LESS LIABILITIES -- 4.0%.....                4,533,783
                                                        ------------
NET ASSETS -- 100%.........................             $114,135,974
                                                        ============
ADR - American Depository Receipt
NV  - Non-voting
 *  Non-income producing security.
(a) Foreign security.
(b) Cost is the same for Federal income tax
    purposes.

OTHER INFORMATION:

At June 30, 1997, net unrealized appreciation based on cost for financial statement and Federal income tax purposes is as follows:

    Gross unrealized appreciation....................   $ 24,249,923
    Gross unrealized depreciation....................     (7,483,605)
                                                        ------------
        Net unrealized appreciation..................   $ 16,766,318
                                                        ============
Purchases and sales of securities other than short-term obligations aggregated $46,715,205 and $28,169,483, respectively, for the period ended June 30, 1997.

                      (See Notes to Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)

ASSETS
Investments, at value (identified cost -- $92,835,873)......  $109,602,191
Cash........................................................     5,216,691
Receivables -- Fund shares sold.............................       209,975
Other assets................................................        34,329
                                                              ------------
    Total assets............................................   115,063,186
                                                              ------------
LIABILITIES
Payables
  Investments purchased.....................................       671,262
  Fund shares repurchased...................................        73,373
  Management fee............................................        78,375
  12b-1 service and distribution fees.......................        53,522
  Other payables to related parties.........................        39,942
Accrued expenses............................................        10,738
                                                              ------------
    Total liabilities.......................................       927,212
                                                              ------------
NET ASSETS..................................................  $114,135,974
                                                              ============
CLASS A
Net asset value and redemption price per share
  ($63,260,565/2,440,468 shares outstanding)................  $      25.92
                                                              ============
Maximum offering price per share ($25.92 x 100/94.25)*......  $      27.50
                                                              ============
CLASS B
Net asset value, offering price and redemption price** per
  share ($42,904,500/1,673,529 shares outstanding)..........  $      25.64
                                                              ============
CLASS C
Net asset value, offering price and redemption price*** per
  share ($7,970,909/311,380 shares outstanding).............  $      25.60
                                                              ============
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $101,679,731
  Undistributed net realized loss on investments............    (3,452,949)
  Undistributed net investment loss.........................      (857,126)
  Net unrealized appreciation on Investments................    16,766,318
                                                              ------------
NET ASSETS..................................................  $114,135,974
                                                              ============

  * On sales of more than $50,000 the offering price is reduced.
 ** Subject to a maximum contingent deferred sales charge of 5%.
*** Subject to a maximum contingent deferred sales charge of 1%.

                      (See Notes to Financial Statements)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................             $     7,334
  Interest..................................................                 166,426
                                                                         -----------
                                                                             173,760
                                                                         -----------
EXPENSES
  Management fee............................................  $426,479
  Transfer agent............................................   134,505
  Administrative services fee...............................    50,174
  Custodian fees............................................     7,984
  Blue Sky fees.............................................    19,637
  Auditing and accounting fees..............................     8,890
  Shareholder reports.......................................     5,831
  Fund accounting...........................................    47,711
  Trustees' fees............................................     2,977
  12b-1 service and distribution fees.......................   288,189
  Legal.....................................................    12,410
  Other.....................................................    26,099
                                                                         -----------
    Total expenses..........................................               1,030,886
                                                                         -----------
NET INVESTMENT LOSS.........................................                (857,126)
                                                                         -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  TRANSACTIONS
  Net realized loss on investments..........................              (3,452,949)
  Net unrealized appreciation during the period on
    investments.............................................               2,568,427
                                                                         -----------
    Net loss on investment transactions.....................                (884,522)
                                                                         -----------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS............             $(1,741,648)
                                                                         ===========

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE SIX      FOR THE
                                                              MONTHS ENDED    YEAR ENDED
                                                                JUNE 30,     DECEMBER 31,
                                                              ------------   ------------
                                                                 1997*           1996
                                                              ------------   ------------
INCREASE IN NET ASSETS
Operations
  Net investment loss.......................................  $  (857,126)   $(1,204,617)
  Net realized gain (loss) on investments and put options...   (3,452,949)     6,984,138
  Net unrealized appreciation during the period on
    investments.............................................    2,568,427      3,324,364
                                                              ------------   -----------
    Net increase (decrease) resulting from operations.......   (1,741,648)     9,103,885
                                                              ------------   -----------
Total distributions from net realized gain
  Class A...................................................           --     (4,081,929)
  Class B...................................................           --     (2,600,466)
  Class C...................................................           --       (300,431)
                                                              ------------   -----------
    Total distributions to shareholders.....................           --     (6,982,826)
                                                              ------------   -----------
Fund share transactions (Note 4)
  Class A...................................................    8,273,265     13,997,698
  Class B...................................................    8,336,862     21,421,702
  Class C...................................................    3,985,040      4,300,951
                                                              ------------   -----------
    Net increase resulting from Fund share transactions.....   20,595,167     39,720,351
                                                              ------------   -----------
TOTAL INCREASE IN NET ASSETS................................   18,853,519     41,841,410
NET ASSETS
  Beginning of period.......................................   95,282,455     53,441,045
                                                              ------------   -----------
  END OF PERIOD.............................................  $114,135,974   $95,282,455
                                                              ============   ===========
UNDISTRIBUTED NET INVESTMENT LOSS...........................  $  (857,126)   $        --
                                                              ============   ===========

* Unaudited.

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS

                                                                                                                  FOR THE PERIOD
                                                       FOR THE SIX                                                 MARCH 3, 1993
                       CLASS A                         MONTHS ENDED                                               (COMMENCEMENT)
                                                         JUNE 30,           FOR THE YEAR ENDED DECEMBER 31,       TO DECEMBER 31,
                                                       ------------      -------------------------------------    ---------------
                                                          1997*           1996           1995           1994           1993
               SELECTED PER SHARE DATA                 ------------      -------        -------        -------    ---------------
Net asset value, beginning of period.................    $ 26.54         $ 24.12        $ 18.38        $ 17.93       $ 10.00
                                                         -------         -------        -------        -------       -------
 Income from investment operations
 Net investment loss.................................       (.27)(g)        (.35)          (.24)          (.24)(a)       (.07)(a)
 Net realized and unrealized gain (loss) on
   investment transactions...........................       (.35)(g)        4.84           7.90            .82          8.29
                                                         -------         -------        -------        -------       -------
   Total from investment operations..................       (.62)           4.49           7.66            .58          8.22
                                                         -------         -------        -------        -------       -------
 Less distributions
 From net realized gain..............................         --            2.07           1.92             --           .29
 From capital paid-in................................         --              --             --            .13            --
                                                         -------         -------        -------        -------       -------
   Total distributions...............................         --            2.07           1.92            .13           .29
                                                         -------         -------        -------        -------       -------
Net asset value, end of period.......................    $ 25.92         $ 26.54        $ 24.12        $ 18.38       $ 17.93
                                                         =======         =======        =======        =======       =======
Total return(%)......................................      (2.34)(e)       18.52(b)       42.07(b)        3.29(b)      45.33(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands).............    $63,261         $55,944        $39,456        $21,493       $14,212
Ratio of expenses to average net assets
 With expense reimbursement(%).......................         --              --             --           2.20          1.93(d)
 Without expense reimbursement(%)....................       1.73(d)         1.76           1.95           2.22          2.33(d)
Ratio of net investment loss to average net
 assets(%)...........................................      (1.38)(d)       (1.31)         (1.39)         (1.72)(a)      (1.30)(a)(d)
Portfolio turnover rate(%)...........................         30              68             86             67            34
Average commission rate(f)...........................    $ .0642         $ .0601            N/A            N/A           N/A

                                                                                                                  FOR THE PERIOD
                                                       FOR THE SIX                                               OCTOBER 23, 1993
                       CLASS B                         MONTHS ENDED              FOR THE YEAR ENDED               (COMMENCEMENT)
                                                         JUNE 30,                   DECEMBER 31,                 TO DECEMBER 31,
                                                       ------------      ----------------------------------      ----------------
                                                          1997*           1996         1995           1994             1993
               SELECTED PER SHARE DATA                 ------------      -------      -------        ------      ----------------
Net asset value, beginning of period.................    $ 26.33         $ 24.12      $ 18.38        $17.93            $18.21
                                                         -------         -------      -------        ------             -----
 Income (loss) from investment operations
 Net investment loss.................................       (.38)(g)        (.40)        (.35)         (.29)(a)          (.04)(a)
 Net realized and unrealized gain (loss)
   on investment transactions........................       (.31)(g)        4.68         7.85           .74               .03
                                                         -------         -------      -------        ------             -----
   Total from investment operations..................       (.69)           4.28         7.50           .45              (.01)
                                                         -------         -------      -------        ------             -----
 Less distributions
 From net realized gain..............................         --            2.07         1.76            --               .27
                                                         -------         -------      -------        ------             -----
   Total distributions...............................         --            2.07         1.76            --               .27
                                                         -------         -------      -------        ------             -----
Net asset value, end of period.......................    $ 25.64         $ 26.33      $ 24.12        $18.38            $17.93
                                                         =======         =======      =======        ======             =====
Total return(%)......................................      (2.62)(e)       17.65(b)     41.03(b)       2.51(b)           (.05)(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands).............    $42,905         $35,321      $13,985        $5,015            $1,216
Ratio of expenses to average net assets
 With expense reimbursement(%).......................         --              --           --          2.95              2.68(d)
 Without expense reimbursement(%)....................       2.48(d)         2.52         2.70          2.97              3.08(d)
Ratio of net investment loss to average net
 assets(%)...........................................      (2.13)(d)       (2.07)       (2.14)        (2.47)(a)         (2.05)(a)(d)
Portfolio turnover rate(%)...........................         30              68           86            67                34
Average commission rate(f)...........................    $ .0642         $ .0601          N/A           N/A               N/A

                                                                                FOR THE PERIOD
                                                              FOR THE SIX       APRIL 30, 1996
                          CLASS C                             MONTHS ENDED      (COMMENCEMENT)
                                                                JUNE 30,        TO DECEMBER 31,
                                                              ------------      ---------------
                                                                 1997*               1996
                  SELECTED PER SHARE DATA                     ------------      ---------------
Net asset value, beginning of period........................     $26.29              $29.69
                                                                 ------              ------
 Loss from investment operations
 Net investment loss........................................       (.38)(g)            (.14)
 Net realized and unrealized loss on investment
   transactions.............................................       (.31)(g)           (1.19)
                                                                 ------              ------
   Total from investment operations.........................       (.69)              (1.33)
                                                                 ------              ------
 Less distributions
 From net realized gain.....................................         --                2.07
                                                                 ------              ------
   Total distributions......................................         --                2.07
                                                                 ------              ------
Net asset value, end of period..............................     $25.60              $26.29
                                                                 ======              ======
Total return(%)(e)..........................................      (2.62)              (4.48)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................     $7,971              $4,018
Ratio of expenses to average net assets
 Without expense reimbursement(%)(d)........................       2.45                2.52
 Ratio of net investment loss to average net assets(%)(d)...      (2.10)              (2.07)
Portfolio turnover rate(%)..................................         30                  68
Average commission rate(f)..................................     $.0642              $.0601
(a)    Net investment loss is net of expenses reimbursed by
       manager.
(b)    Total return does not reflect a sales charge.
(c)    Total return represents aggregate total return since April
       30, 1993 (when the Fund became available for sale to the
       public) and does not reflect a sales charge.
(d)    Annualized.
(e)    Total return represents aggregate total return and does not reflect a sales charge.
(f)    For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
       This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.
(g)    Based on average shares outstanding.
 *     Unaudited.

                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Ivy Emerging Growth Fund (the Fund), is a diversified series of shares of Ivy Fund. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B and Class C are authorized. Ivy Fund was organized as a Massachusetts business trust under a Declaration of Trust dated
December 21, 1983 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities traded on a U.S. or foreign stock exchange, or the National Association of Securities Dealers Automated Quotation ("NASDAQ") System, are valued at the last quoted sale price reported as of the close of regular trading on the exchange the security is traded most extensively. If there is no such sale, the security is valued at the calculated mean between the last bid and asked price on the exchange. Securities not traded on an exchange or NASDAQ, but traded in another over-the-counter market are valued at the average between the current bid and asked prices in such markets. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees (the Board), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. For valuation purposes, quotations of foreign securities in foreign currencies are translated into U.S. dollar equivalents using the foreign exchange quotation in effect. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board; as of June 30, 1997, there were no such securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Realized gains and losses from security transactions are calculated on an identified cost basis.

     OPTIONS -- The Fund may write (sell) put options on securities and stock indicies, and may write (sell) covered call options on securities held in its portfolio. When the Fund writes a call, it gives the purchaser of the call option the right to buy the underlying security at the price specified in the option (the "exercise price") at any time during the option period, generally ranging up to nine months.

     If the option expires unexercised, the Fund will realize income, in the form of a capital gain, to the extent of the amount received for the option (the "premium"). If the option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder. For options on indices, cash settlement by the Fund will be required if the option is exercised.

     By writing a call option, the Fund forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security or currency above the exercise price.

     The liability representing the Fund's obligation under an exchange traded written call option is valued at the last sale price or, in the absence of a sale, the last offering price. In addition, the Fund may purchase put options on securities and stock indices. Exchange traded purchased options are valued at the last sale price or, in the absence of a sale, the last bid price.

     FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code, as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, are declared in December.

     FOREIGN CURRENCY TRANSLATIONS -- Foreign currency transactions from foreign investment activity are translated into U.S. dollars on the following basis: (i) market value of securities, and dividends and interest receivable are translated at the closing daily rate of exchange; and, (ii) purchases and sales of investment securities are translated at the rate at which related foreign contracts are obtained or at the exchange rate prevailing on the date of the transaction. Exchange gains or losses from currency translation of other assets and liabilities, if significant, are reported as a separate component of Net realized and unrealized gain (loss) on investment transactions.

     Section 988 of the Internal Revenue Code provides that gains and losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. Accordingly, distributions for financial statement purposes may differ

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

from the characterization of such distributions determined on a Federal income tax basis.

     RECLASSIFICATIONS -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to certain securities sold at a loss. As a result, Net investment income (loss) and Net realized gain (loss) on investments and foreign currency transactions for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

2. RELATED PARTIES

     Ivy Management, Inc. (IMI) is the Manager and Investment Adviser of the Fund. For its services, IMI receives a fee monthly at the annual rate of .85% of the Fund's average net assets. Currently, IMI voluntarily limits the Fund's total operating expenses (excluding taxes, 12b-1 fees, brokerage commissions, interest, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of 1.95% of its average net assets. The voluntary expense limitation may be terminated or revised at any time.
     Mackenzie Investment Management Inc. (MIMI), of which IMI is a wholly owned subsidiary, provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and expenses are reflected as Administrative services fee and Fund accounting in the Statement of Operations.

     Ivy Mackenzie Distributors, Inc. (IMDI), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the six months ended June 30, 1997, the net amount of underwriting discount retained by IMDI was $31,582.
     Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate not to exceed .25% of its average net asset value. Class B and Class C shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average net asset value attributable to Class B and Class C shares. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $71,184, $186,993 and $30,012, for Class A, Class B and Class C, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.

     Ivy Mackenzie Services Corp. (IMSC), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $75,813, $51,500 and $7,192, for Class A, Class B and Class C, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION

     Trustees who are not affiliated with IMI or MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. FUND SHARE TRANSACTIONS

     Fund share transactions for Class A, Class B and Class C were as follows:

                               SIX MONTHS ENDED               YEAR ENDED
                                 JUNE 30, 1997             DECEMBER 31, 1996
                           -------------------------   -------------------------
         CLASS A             SHARES        AMOUNT        SHARES        AMOUNT
         -------           ----------   ------------   ----------   ------------
Sold.....................   1,581,165   $ 39,646,736    1,862,227   $ 52,011,901
Issued on reinvestment of
 distributions...........          --             --      143,930      3,817,355
Repurchased..............  (1,248,964)   (31,373,471)  (1,533,721)   (41,831,558)
                           ----------   ------------   ----------   ------------
Net increase.............     332,201   $  8,273,265      472,436   $ 13,997,698
                           ==========   ============   ==========   ============

                               SIX MONTHS ENDED               YEAR ENDED
                                 JUNE 30, 1997             DECEMBER 31, 1996
                           -------------------------   -------------------------
         CLASS B             SHARES        AMOUNT        SHARES        AMOUNT
         -------           ----------   ------------   ----------   ------------
Sold.....................     584,409   $ 14,482,317    1,132,341   $ 31,331,078
Issued on reinvestment of
 distributions...........          --             --       87,254      2,290,484
Repurchased..............    (252,135)    (6,145,455)    (458,058)   (12,199,860)
                           ----------   ------------   ----------   ------------
Net increase.............     332,274   $  8,336,862      761,537   $ 21,421,702
                           ==========   ============   ==========   ============

                                                          FROM APRIL 30, 1996
                               SIX MONTHS ENDED             (COMMENCEMENT)
                                 JUNE 30, 1997           TO DECEMBER 31, 1996
                           -------------------------   -------------------------
         CLASS C             SHARES        AMOUNT        SHARES        AMOUNT
         -------           ----------   ------------   ----------   ------------
Sold.....................     183,070   $  4,572,670      156,680   $  4,416,153
Issued on reinvestment of
 distributions...........          --             --        6,883        180,948
Repurchased..............     (24,532)      (587,630)     (10,721)      (296,150)
                           ----------   ------------   ----------   ------------
Net increase.............     158,538   $  3,985,040      152,842   $  4,300,951
                           ==========   ============   ==========   ============

June 30, 1997

                                                                    IVY FUNDS(R)

Ivy
Global
Fund
-----------
Semi-Annual
Report
-----------
This report and the
financial statements
contained herein are
submitted for the general
information of the
shareholders. This report
is not authorized for
distribution to prospective
investors unless preceded or
accompanied by an effective
prospectus.

Ivy Management, Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111

                                 THROUGHOUT THE
                                   CENTURIES,
                               THE CASTLE KEEP HAS
                                  BEEN A SOURCE
                              OF LONG-RANGE VISION
                                  AND STRATEGIC
                                   ADVANTAGE.

Market Commentary:

     The long-term strategy of the Ivy Global Fund is to provide shareholders with an all-inclusive worldwide investment portfolio that includes exposure to the high-growth areas of the world. While there are no guarantees, we believe that in the long run, this approach should prove to yield higher returns without substantially increasing overall portfolio risk.

     It is important to recognize that our approach is substantially different from many global funds, which tend to have very large US positions and little exposure to emerging markets. For example, the average global fund has less than 10% of its assets invested in non-Japan Asia; the Ivy Global Fund has approximately 37% of its holdings in non-Japan Asia. On a relative basis, as non-Japan Asia goes, so goes the Ivy Global Fund. The Fund's 10% allocation to Latin America also contrasts with the average global fund, which holds only 5% of its portfolio in this region.

     Many Asian markets, well below their highs of three years ago, have significantly underperformed other areas of the world, including the United States. Investor sentiment now is as poor as it was positive at the height of the last bubble in 1994 making it fashionable to proclaim that the Asian miracle is over. Our research indicates otherwise. Certainly there are problems. Slower growth in many of the region's export markets has been a burden. Our research concludes that this part of the world should continue to grow at double the rate of the more mature economies. We believe this should eventually translate into higher levels of profits and stronger relative performance for the region.

     The Ivy Global Fund's 10% exposure to Latin America has partially offset the poor performance of the Asian markets. Latin American markets are up more than 40% on average, year-to-date. The Fund has fully participated in what has mostly been a rally of large-capitalization stocks in the region. We still believe reforms in Brazil and Argentina should provide many years of positive stock market performance and that the more mature Chilean market should continue to benefit from pragmatic policies, favorable commodity markets and a lower interest rate environment.

     Looking ahead, we believe the US market will likely go sideways for an extended period of time as corporate earnings growth slows. This should result from the stronger US dollar and the inability of many companies to continue to increase earnings through aggressive cost-cutting programs. We expect economic growth to pick up as the benefits of weaker currencies and very favorable interest rates kick in. And just as restructuring has been an important theme in America over the last decade, market forces are causing a similar process in Europe.

     Competitive currencies are one of the key determinants of a more competitive Europe. Anticipating that the US dollar would strengthen relative to the core European currencies, we made investments in US dollars to offset any potential loss in the value of our European stocks. This strategy proved to be successful as the US dollar rallied against most major European currencies.

     We would encourage investors who recognize the importance of investing globally to look beyond any short-term distractions and focus on what we believe to be the positive long-term prospects for world markets.

Ivy Management, Inc.

                                BOARD OF TRUSTEES
                              John S. Anderegg, Jr.
                                Paul H. Broyhill
                                Keith J. Carlson
                                Stanley Channick
                             Frank W. DeFriece, Jr.
                                 Roy J. Glauber
                                Michael G. Landry
                               Joseph G. Rosenthal
                              Richard N. Silverman
                                 J. Brendan Swan

                                    OFFICERS
                           Michael G. Landry, Chairman
                           Keith J. Carlson, President
                       James W. Broadfoot, Vice President
                               C. William Ferris,
                               Secretary/Treasurer

                                  LEGAL COUNSEL
                             Dechert Price & Rhoads
                                   Boston, MA

                                    CUSTODIAN
                          Brown Brothers Harriman & Co.
                                   Boston, MA

                                 TRANSFER AGENT
                                  Ivy Mackenzie
                                 Services Corp.
                                  P.O. Box 3022
                            Boca Raton, FL 33431-0922
                                 1-800-777-6472

                                    AUDITORS
                            Coopers & Lybrand L.L.P.
                               Fort Lauderdale, FL

                               INVESTMENT MANAGER
                              Ivy Management, Inc.
                            700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

                                   DISTRIBUTOR
                                  Ivy Mackenzie
                               Distributors, Inc.
                            700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111



                                                            [IVY MACKENZIE LOGO]

PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)

        EQUITY SECURITIES -- 99.0%            SHARES        VALUE
--------------------------------------------------------------------

AFRICA -- 4.1%
------------------------------------------
SOUTH AFRICA -- 4.1%
Anglo American Corporation of South Africa
  Ltd. ADR................................      11,400   $   686,809
Rembrandt Group Ltd. .....................      65,300       696,835
South African Breweries Ltd. .............      12,072       370,634
                                                         -----------
                                                           1,754,278
                                                         -----------
ASIA/PACIFIC -- 36.5%
------------------------------------------
AUSTRALIA -- 0.7%
Pacific Dunlop Limited....................     100,100       293,958
                                                         -----------
CHINA -- 1.0%
Shanghai Diesel Class B*..................     120,000        40,800
Shenzhen Konka Electronics Group Ltd.
  Class B.................................     260,000       385,606
                                                         -----------
                                                             426,406
                                                         -----------
HONG KONG -- 12.6%
Cheung Kong Holdings Ltd. ................      99,000       977,569
Citic Pacific Ltd. .......................      90,000       562,262
Esprit Asia Holdings Ltd. ................     534,000       379,101
HSBC Holdings.............................      13,539       407,186
Hong Kong Telecommunications Ltd. --
  Sponsored ADR...........................      11,400       266,475
Hopewell Holdings Ltd. ...................     156,833        99,194
Jardine Strategic Holdings Ltd............      91,187       344,687
Jardine Strategic Holdings Ltd.
  Warrants*...............................       4,687         1,851
Li & Fung.................................     386,000       433,468
National Mutual Asia Ltd..................     360,000       399,624
New World Development Company Ltd. .......      60,401       360,194
Peregrine Investment Holdings Limited.....     140,000       288,230
Peregrine Investment Holdings Limited
  Warrants*...............................      14,000         6,144
Swire Pacific Ltd. .......................      29,500       265,593
Union Bank of Hong Kong Ltd. .............     165,333       478,034
Wharf Holdings Ltd. ......................      16,000        69,392
                                                         -----------
                                                           5,339,004
                                                         -----------
INDIA -- 0.9%
The India Fund Incorporated*..............      40,000       382,500
                                                         -----------
INDONESIA -- 1.3%
PT Astra International -- Foreign
  Registered..............................      77,500       320,327
PT Mulia Industrindo -- Foreign
  Registered..............................     193,200       101,308
Semen Gresik -- Foreign Registered........      66,000       147,933
                                                         -----------
                                                             569,568
                                                         -----------
MALAYSIA -- 2.5%
Arab Malaysian Corporation*...............      59,000       219,730
Land & General Berhad.....................     103,000       118,344
London & Pacific Insurance Company
  Berhad..................................      75,600       389,381
RHB Capital Berhad........................      60,000       190,174
Technology Resources Industries Berhad*...      83,000       142,718
                                                         -----------
                                                           1,060,347
                                                         -----------
NEW ZEALAND -- 2.8%
Brierley Investments Ltd..................     241,800       235,980
Fletcher Challenge Building...............      21,500        64,550
Fletcher Challenge Forestry...............      10,320        14,968
Fletcher Challenge Paper..................      43,000       104,038
Lion Nathan Ltd. .........................     121,000       305,879
Telecom Corp. of New Zealand Ltd. ........      42,000       213,485
Tourism Holdings Limited..................     162,300       229,890
                                                         -----------
                                                           1,168,790
                                                         -----------
PHILIPPINES -- 2.5%
Asian Terminals, Inc. ....................     150,000   $    27,298
Bacnotan Cement Corporation*..............     150,000        46,633
Belle Corporation*........................     231,000        67,436
Benpres Holdings Corporation GDR*.........      24,100       164,410
C & P Homes, Inc. ........................     159,000        59,679
La Tondena Distillers Inc. ...............      42,000       101,115
Metro Pacific Corporation.................     609,000       131,608
Mondragon International Philippines,
  Inc.*...................................     162,000        57,120
Philippine Long Distance Telephone Co. ...       2,600        84,281
Philippine National Bank*.................      15,750       106,887
SM Prime Holdings, Inc. ..................     251,000        74,227
Universal Robina Corporation..............     360,000       131,028
                                                         -----------
                                                           1,051,722
                                                         -----------
SINGAPORE -- 4.4%
Clipsal Industries Ltd....................     118,000       417,720
DBS Land Limited..........................      71,000       224,443
Elec & Eltek International Co. Ltd. ......      71,000       397,600
Fraser & Neave Ltd........................     114,200       814,659
                                                         -----------
                                                           1,854,422
                                                         -----------
SOUTH KOREA -- 3.1%
Fidelity Advisor Korea Fund*..............      58,000       507,500
Hyundai Motor Company Ltd. ...............       1,500        49,426
Hyundai Motor GDR.........................       5,000        50,000
Keum Kang Development Ind. Company*.......      11,600       163,288
Korea Electric Power Corporation. ........       6,400       190,991
Korea Fund Inc. ..........................      16,000       236,000
Pohang Iron & Steel Company Ltd...........         500        50,851
Samsung Electronics Sponsored GDR*........         241        14,279
Samsung Electronics Sponsored GDR NV......       2,338        64,295
Samsung Electronics Sponsored GDR
  Rights*.................................          39         1,223
Samsung Heavy Industries..................         337         3,552
                                                         -----------
                                                           1,331,405
                                                         -----------
TAIWAN -- 2.6%
Acer Incorporation*.......................      50,000       179,856
Compeq Manufacturing Co. .................      29,400       209,395
Far Eastern Department Stores Ltd. .......     117,000       186,021
President Enterprises*....................     100,000       197,841
Systex Corporation*.......................      66,500       147,113
Systex Corporation Rights*................      15,176        14,466
Yung Shin Pharmaceuticals Industries
  Co. ....................................      59,000       166,601
                                                         -----------
                                                           1,101,293
                                                         -----------
THAILAND -- 2.1%
Bank Of Ayudhya Public Company Limited....     123,750       193,471
Krung Thai Bank Public Company Limited....      90,000        93,804
Robinson Department Store Public Company
  Limited -- Foreign Registered...........     377,000       138,255
Siam Cement Public Co. Ltd. (The).........       7,600       131,434
Siam Makro Public Company Limited --
  Foreign Registered......................      41,800       112,951
Thai Airways Int'l. Public Co., Ltd. --
  Foreign Registered......................     115,000       137,618
Thai Telephone & Communication Public Co.
  Ltd. -- Foreign Registered..............     207,000        85,901
                                                         -----------
                                                             893,434
                                                         -----------
EUROPE -- 37.3%
------------------------------------------
AUSTRIA -- 1.5%
Creditanstalt-Bankverein..................       5,600       225,169
Julius Meinl International AG.............       5,000       154,963
OMV AG....................................       2,000       256,243
                                                         -----------
                                                             636,375
                                                         -----------

                      (See Notes to Financial Statements)

JUNE 30, 1997 (UNAUDITED)

            EQUITY SECURITIES                 SHARES        VALUE
--------------------------------------------------------------------

FINLAND -- 1.6%
Enso OY -- R Shares.......................      30,000   $   277,229
Rauma OY..................................         290         6,644
Scandinavian Broadcast System S.A.*.......       7,000       155,750
UPM -- Kymmene Corp. .....................      10,420       240,728
                                                         -----------
                                                             680,351
                                                         -----------
FRANCE -- 9.1%
Banque Nationale De Paris.................      13,775       568,275
Compagnie Financiere de Paribas...........       7,189       497,150
Elf Gabon.................................         650       154,337
Galeries Lafayette*.......................         720       298,746
Groupe Danone.............................       1,700       281,165
Pernod-Ricard.............................       4,000       206,441
Schneider S.A.............................       8,704       463,744
Scor......................................       7,800       314,342
Societe Generale..........................       6,519       728,413
Suez Lyonnaise des Eaux...................       3,554       358,370
                                                         -----------
                                                           3,870,983
                                                         -----------
GERMANY -- 0.9%
Volkswagen AG.............................         500       379,333
                                                         -----------
IRELAND -- 0.9%
Bank of Ireland...........................      36,000       396,336
                                                         -----------
ITALY -- 2.8%
Banca Commerciale Italiana................      87,800       181,637
Banca Popolare di Brescia.................      73,250       370,232
Banca Popolare di Milano..................      32,000       191,549
Fiat S.p.A.*..............................     121,000       435,216
                                                         -----------
                                                           1,178,634
                                                         -----------
NETHERLANDS -- 2.6%
Akzo Nobel NV.............................       1,100       151,022
Akzo Nobel NV Sponsored ADR...............         900        62,213
Fortis Amev NV............................       5,300       236,419
Hunter Douglas NV.........................       2,400       204,561
ING Groep NV..............................       7,422       342,818
Nedlloyd Groep NV.........................       3,300        95,497
                                                         -----------
                                                           1,092,530
                                                         -----------
NORWAY -- 0.9%
Norsk Hydro Sponsored ADR.................       3,900       211,331
Storebrand ASA*...........................      31,700       189,227
                                                         -----------
                                                             400,558
                                                         -----------
PORTUGAL -- 2.9%
Colep -- Cia. Portuguesa de Embalagens*...       8,700       139,812
Lusomundo-SGPS S.A........................       9,400        85,022
Lusomundo-SGPS S.A. Preferred Shares......      13,000       108,709
Portugal Telecom S.A. ADR.................      12,877       516,690
Sonae Industria E Investimentos...........       9,100       380,948
                                                         -----------
                                                           1,231,181
                                                         -----------
SPAIN -- 2.1%
Telefonica de Espana S.A. ADR.............      10,300       888,375
                                                         -----------
SWEDEN -- 5.1%
AssiDoman AB..............................       6,600       187,782
Astra AB "B" Shares.......................      17,066       303,474
Electrolux AB.............................       5,600       404,119
Granges AB................................       2,800        37,660
S.K.F. AB Series "B"......................      12,400       320,729
Sandvik AB -- "B" Shares..................      13,500       383,226
Stora Kopparbergs Bergslags Aktiebolag
  (STORA).................................      11,600       187,523
Trelleborg AB "B" Free Shares.............      21,700       356,410
                                                         -----------
                                                           2,180,923
                                                         -----------
SWITZERLAND -- 3.2%
Georg Fischer AG Bearer...................          50   $    69,623
Holderbank Financiere Glaris AG...........         290       274,315
Nestle AG Registered......................         276       364,630
SMH AG....................................         400       228,830
Swiss Bank Corportation Bearer............       1,500       401,790
                                                         -----------
                                                           1,339,188
                                                         -----------
UNITED KINGDOM -- 3.7%
Bank of Scotland..........................      40,000       255,636
Barclays PLC ADR..........................       1,500       118,875
Cadbury Schweppes PLC ADR.................      25,000       222,808
Imperial Chemical Industries PLC --
  Sponsored ADR...........................      25,000       347,631
National Westminster Bank PLC ADR.........       2,400       194,700
Rio Tinto plc Sponsored ADR...............       3,089       218,933
Safeway plc...............................      35,000       202,420
                                                         -----------
                                                           1,561,003
                                                         -----------
NORTH AMERICA -- 11.0%
------------------------------------------
CANADA -- 3.1%
Alcan Aluminium Ltd. .....................       4,472       155,123
Brascan, Ltd. ............................       9,600       237,641
Dofasco Inc. .............................      12,000       227,464
Inco Limited..............................       5,350       160,834
Methanex Corporation......................      25,000       231,958
Power Financial Corp. ....................      13,000       307,671
                                                         -----------
                                                           1,320,691
                                                         -----------
UNITED STATES -- 7.9%
Air Express International Corp. ..........       6,800       270,300
Aluminum Company of America...............       2,600       195,975
American Standard Companies, Inc.*........       5,000       223,750
Ameron International Corp. ...............       4,200       237,825
Apria Healthcare Group, Inc.*.............      13,000       230,750
Carnival Corporation......................       7,000       288,750
Developers Diversified Realty
  Corporation.............................       3,800       152,000
Ford Motor Company........................       7,000       264,250
Homestead Village, Inc. ..................         678        12,035
Kimco Realty Corporation..................       4,200       133,350
Phelps Dodge Corp. .......................       2,700       230,006
Royal Caribbean Cruises Ltd...............       9,000       314,438
Security Capital Pacific Trust............       5,400       123,525
Semi-Tech Corporation.....................      34,000        72,951
Storage USA, Inc. ........................       3,700       141,525
Sunglass Hut International, Inc.*.........      32,000       202,000
United Dominion Realty Trust..............       8,700       123,431
Weingarten Realty Investors...............       3,200       135,200
                                                         -----------
                                                           3,352,061
                                                         -----------
LATIN AMERICA -- 10.1%
------------------------------------------
ARGENTINA -- 1.9%
CIADEA S.A.*..............................      47,000       202,124
Perez Companc S.A.*.......................      27,881       223,912
Telefonica De Argentina S.A. .............       3,100       107,338
YPF S.A. Sponsored ADR....................       9,200       282,900
                                                         -----------
                                                             816,274
                                                         -----------
BRAZIL -- 4.6%
Brasmotor S.A. ...........................     240,000        53,504
Louis Dreyfus Citrus......................       4,300       160,767
Petroleo Brasileiro S.A. (Petrobras)......   1,700,000       472,157
Telecomunicacoes Brasileiras S.A. ADR
  (Telebras)..............................       8,300     1,259,525
                                                         -----------
                                                           1,945,953
                                                         -----------

                      (See Notes to Financial Statements)

JUNE 30, 1997 (UNAUDITED)

            EQUITY SECURITIES                SHARES        VALUE
--------------------------------------------------------------------
CHILE -- 3.6%
Genesis Chile Fund.......................      22,028   $  1,106,907
Santa Isabel S.A. ADR....................       7,400        238,650
Vina Concha y Toro S.A. ADR..............       6,000        185,625
                                                        ------------
                                                           1,531,182
                                                        ------------
TOTAL EQUITY SECURITIES
  (Cost -- $33,768,256)..................                 42,029,058
                                                        ------------
BONDS -- 0.8%                               PRINCIPAL
-----------------------------------------  ----------
International Knife & Saw 144A, 11.375%,
  11/15/06(a) (Cost -- $300,000).........  $  300,000        321,750
                                                        ------------
TOTAL INVESTMENTS -- 99.8%
  (Cost -- $34,068,256)(b)...............                 42,350,808
OTHER ASSETS, LESS LIABILITIES -- 0.2%...                     68,338
                                                        ------------
NET ASSETS -- 100%.......................               $ 42,419,146
                                                        ============

ADR - American Depository Receipt
GDR - Global Depository Receipt
NV  - Non-voting
 *  Non-Income producing security.
(a) Below investment grade.
(b) Cost is approximately the same for Federal income tax purposes.


            EQUITY SECURITIES                SHARES        VALUE
--------------------------------------------------------------------
OTHER INFORMATION:
At June 30, 1997, net unrealized appreciation based on cost for financial statement and Federal income tax purposes is as follows:
    Gross unrealized appreciation....................   $ 11,245,307
    Gross unrealized depreciation....................     (2,962,755)
                                                        ------------
        Net unrealized appreciation..................   $  8,282,552
                                                        ============

Purchases and sales of securities other than short-term obligations aggregated $9,062,278 and $1,303,886, respectively, for the period ended June 30, 1997.
Forward foreign currency exchange contracts at June 30, 1997 were:


          FORWARD CONTRACTS              PRINCIPAL       VALUE OF      UNREALIZED
  (CURRENCY/EXPIRATION/COMMITMENT)        AMOUNT        OBLIGATION    APPRECIATION
-------------------------------------  -------------   ------------   ------------
Deutsch Marks/September 97/Call......     200,911 US   $   (199,481)    $ 1,430
French Francs/September 97/Call......   1,196,452 US     (1,189,008)      7,444
French Francs/September 97/Call......   2,623,799 US     (2,562,518)     61,281
Netherland Guilders/September
 97/Call.............................     250,232 US       (248,331)      1,901
Swiss Francs/September 97/Call.......     332,820 US       (328,252)      4,568
                                                       ------------     -------
Total forward foreign currency
 exchange contracts sold.............                  $ (4,527,590)    $76,624
                                                       ============     =======

                      (See Notes to Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)

ASSETS
Investments, at value (identified cost -- $34,068,256)......  $42,350,808
Cash denominated in foreign currencies (at
  cost -- $69,429)..........................................       68,799
Receivables
  Open forward foreign currency contracts...................       76,624
  Fund shares sold..........................................       67,592
  Dividends and interest....................................      168,573
Other assets................................................       36,933
                                                              -----------
  Total assets..............................................   42,769,329
                                                              -----------
LIABILITIES
Payables
  Fund shares repurchased...................................       10,713
  Management fee............................................       34,581
  12b-1 service and distribution fees.......................       17,647
  Other payables to related parties.........................       14,769
Due to custodian............................................      255,814
Accrued expenses............................................       16,659
                                                              -----------
  Total liabilities.........................................      350,183
                                                              -----------
NET ASSETS..................................................  $42,419,146
                                                              ===========
CLASS A
Net asset value and redemption price per share
  ($28,312,616/1,909,953 shares outstanding)................  $     14.82
                                                              ===========
Maximum offering price per share ($14.82 X 100/94.25)*......  $     15.72
                                                              ===========
CLASS B
Net asset value, offering price and redemption price** per
  share ($13,178,291/895,381 shares outstanding)............  $     14.72
                                                              ===========
CLASS C
Net asset value, offering price and redemption price*** per
  share ($928,239/64,170 shares outstanding)................  $     14.47
                                                              ===========
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $33,056,810
  Undistributed net realized gain on investments and foreign
    currency transactions...................................      694,020
  Undistributed net investment income.......................      313,053
  Net unrealized appreciation on
    Investments and foreign currency transactions...........    8,278,639
    Forward foreign currency contracts......................       76,624
                                                              -----------
NET ASSETS..................................................  $42,419,146
                                                              ===========

  * On sales of more than $50,000 the offering price is reduced.
 ** Subject to a maximum contingent deferred sales charge of 5%.
*** Subject to a maximum contingent deferred sales charge of 1%.

                      (See Notes to Financial Statements)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
  Dividends, net of $59,583 foreign taxes withheld..........             $  642,616
  Interest..................................................                 81,097
                                                                         ----------
                                                                            723,713
                                                                         ----------
EXPENSES
  Management fee............................................  $190,413
  Transfer agent............................................    37,065
  Administrative services fee...............................    19,041
  Custodian fees............................................    25,610
  Blue Sky fees.............................................    10,986
  Auditing and accounting fees..............................     9,629
  Shareholder reports.......................................     2,705
  Fund accounting...........................................    21,513
  Trustees' fees............................................     2,977
  12b-1 service and distribution fees.......................    91,536
  Legal.....................................................    12,837
  Other.....................................................    10,033
                                                                         ----------
    Total expenses..........................................                434,345
                                                                         ----------
NET INVESTMENT INCOME.......................................                289,368
                                                                         ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS
  Net realized gain on
    Investments and foreign currency transactions...........                332,620
    Forward foreign currency contracts......................                346,938
  Net unrealized appreciation during the period on
    Investments and foreign currency transactions...........              3,534,864
    Forward foreign currency contracts......................                100,891
                                                                         ----------
    Net gain on investment transactions.....................              4,315,313
                                                                         ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............             $4,604,681
                                                                         ==========

                      (See Notes to Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                   FOR THE YEAR
                                                              FOR THE SIX MONTHS      ENDED
                                                                ENDED JUNE 30,     DECEMBER 31,
                                                              ------------------   ------------
                                                                    1997*              1996
                                                              ------------------   ------------
INCREASE IN NET ASSETS
Operations
  Net investment income.....................................      $   289,368      $   127,168
  Net realized gain on investments and foreign currency
    transactions............................................          679,558        1,561,256
  Net unrealized appreciation during the period on
    Investments and foreign currency transactions...........        3,534,864        2,597,411
    Forward foreign currency contracts......................          100,891           34,667
                                                                  -----------      -----------
      Net increase resulting from operations................        4,604,681        4,320,502
                                                                  -----------      -----------
Class A distributions
  From net investment income................................               --         (138,320)
  In excess of net investment income........................               --         (317,957)
  From net realized gain....................................               --         (832,444)
                                                                  -----------      -----------
      Total distributions to Class A shareholders...........               --       (1,288,721)
                                                                  -----------      -----------
Class B distributions
  In excess of net investment income........................               --         (131,831)
  From net realized gain....................................               --         (310,417)
                                                                  -----------      -----------
      Total distributions to Class B shareholders...........               --         (442,248)
                                                                  -----------      -----------
Class C distributions
  In excess of net investment income........................               --           (1,191)
  From net realized gain....................................               --           (1,888)
                                                                  -----------      -----------
      Total distributions to Class C shareholders...........               --           (3,079)
                                                                  -----------      -----------
Fund share transactions (Note 4):
  Class A...................................................          955,643          730,562
  Class B...................................................        2,892,375        3,726,274
  Class C...................................................          774,890           73,059
                                                                  -----------      -----------
      Net increase resulting from Fund share transactions...        4,622,908        4,529,895
                                                                  -----------      -----------
TOTAL INCREASE IN NET ASSETS................................        9,227,589        7,116,349
NET ASSETS
  Beginning of period.......................................       33,191,557       26,075,208
                                                                  -----------      -----------
  END OF PERIOD.............................................      $42,419,146      $33,191,557
                                                                  ===========      ===========
UNDISTRIBUTED NET INVESTMENT INCOME.........................      $   313,053      $    23,685
                                                                  ===========      ===========

* Unaudited.

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS

                                      FOR THE SIX                              FOR THE SIX
              CLASS A                 MONTHS ENDED    FOR THE YEAR ENDED       MONTHS ENDED
                                        JUNE 30,         DECEMBER 31,          DECEMBER 31,        FOR THE YEAR ENDED JUNE 30,
                                      ------------   --------------------      ------------      --------------------------------
                                         1997*        1996         1995            1994           1994         1993         1992
      SELECTED PER SHARE DATA         ------------   -------      -------      ------------      -------      -------      ------
Net asset value, beginning of
 period.............................    $ 13.17      $ 11.97      $ 11.23        $ 11.52         $ 10.62      $ 10.55      $ 9.40
                                        -------      -------      -------        -------         -------      -------      ------
 Income (loss) from investment
   operations
 Net investment income..............        .12(f)       .08          .09(a)          --(a)           --(a)       .03(a)      .06(a)
 Net realized and unrealized gain
   (loss) on investment
   transactions.....................       1.53(f)      1.86         1.25           (.10)           1.79          .44        1.79
                                        -------      -------      -------        -------         -------      -------      ------
     Total from investment
       operations...................       1.65         1.94         1.34           (.10)           1.79          .47        1.85
                                        -------      -------      -------        -------         -------      -------      ------
 Less distributions
 From net investment income.........         --          .08          .04             --             .01          .03         .06
 In excess of net investment
   income...........................         --          .18           --             --              --           --          --
 From net realized gain.............         --          .48          .49            .09             .88          .37         .62
 In excess of net realized gain.....         --           --          .07             --              --           --          --
 From capital paid-in...............         --           --           --            .10              --           --         .02
                                        -------      -------      -------        -------         -------      -------      ------
     Total distributions............         --          .74          .60            .19             .89          .40         .70
                                        -------      -------      -------        -------         -------      -------      ------
Net asset value, end of period......    $ 14.82      $ 13.17      $ 11.97        $ 11.23         $ 11.52      $ 10.62      $10.55
                                        =======      =======      =======        =======         =======      =======      ======
Total return(%).....................      12.53(c)     16.21(b)     12.08(b)       (1.00)(c)       16.71(b)      4.54(b)    19.91(b)
RATIOS AND SUPPLEMENTAL DATA
Net Assets, end of period (in
 thousands).........................    $28,313      $24,152      $21,264        $19,327         $17,393      $12,391      $8,780
Ratio of expenses to average net
 assets
 With expense reimbursement(%)......         --           --         2.20           2.20(d)         2.20         1.95        2.02
 Without expense reimbursement(%)...       2.05(d)      2.18         2.46           2.34(d)         2.42         2.76        2.97
Ratio of net investment income
 (loss) to average net assets(%)....       1.75(d)       .58          .71(a)        (.06)(a)(d)      .01(a)       .38(a)      .82(a)
Portfolio turnover rate(%)..........          4           43           53             12              85           67          59
Average commission rate(e)..........    $ .0107      $ .0181          N/A            N/A             N/A          N/A         N/A

                      (See Notes to Financial Statements)

                                                                                                                   FOR THE PERIOD
                                                    FOR THE SIX         FOR THE YEAR         FOR THE SIX           APRIL 1, 1994
                    CLASS B                         MONTHS ENDED           ENDED             MONTHS ENDED          (COMMENCEMENT)
                                                      JUNE 30,          DECEMBER 31,         DECEMBER 31,           TO JUNE 30,
                                                  ----------------   ------------------      ------------          --------------
                                                       1997*          1996        1995           1994                   1994
            SELECTED PER SHARE DATA               ----------------   ------      ------      ------------          --------------
Net asset value, beginning of period............      $ 13.12        $11.97      $11.23         $11.52                 $12.12
                                                      -------        ------      ------         ------                 ------
 Income (loss) from investment operations
 Net investment income (loss)...................          .07(f)       (.02)         --(a)        (.03)(a)               (.01)(a)
 Net realized and unrealized gain (loss) on
   investment transactions......................         1.53(f)       1.85        1.25           (.12)                  (.04)
                                                      -------        ------      ------         ------                 ------
     Total from investment operations...........         1.60          1.83        1.25           (.15)                  (.05)
                                                      -------        ------      ------         ------                 ------
 Less distributions
 In excess of net investment income.............           --           .20          --             --                     --
 From net realized gain.........................           --           .48         .45            .08                    .55
 In excess of net realized gain.................           --            --         .06             --                     --
 From capital paid-in...........................           --            --          --            .06                     --
                                                      -------        ------      ------         ------                 ------
     Total distributions........................           --           .68         .51            .14                    .55
                                                      -------        ------      ------         ------                 ------
Net asset value, end of period..................      $ 14.72        $13.12      $11.97         $11.23                 $11.52
                                                      =======        ======      ======         ======                 ======
Total return(%).................................        12.20(c)      15.30(b)    11.25(b)       (1.37)(c)                .38(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)........      $13,178        $8,968      $4,811         $2,956                 $  376
Ratio of expenses to average net assets
 With expense reimbursement(%)..................           --            --        2.95           2.95(d)                2.95(d)
 Without expense reimbursement(%)...............         2.80(d)       2.94        3.21           3.09(d)                3.17(d)
Ratio of net investment income (loss) to average
 net assets(%)..................................         1.00(d)       (.17)       (.04)(a)       (.81)(a)(d)            (.74)(a)(d)
Portfolio turnover rate(%)......................            4            43          53             12                     85
Average commission rate(e)......................      $ .0107        $.0181         N/A            N/A                    N/A

                      (See Notes to Financial Statements)

                                                                                   FOR THE PERIOD
                                                                                   APRIL 30, 1996
                          CLASS C                             FOR THE SIX MONTHS   (COMMENCEMENT)
                                                                ENDED JUNE 30,     TO DECEMBER 31,
                                                              ------------------   ---------------
                                                                    1997*               1996
                  SELECTED PER SHARE DATA                     ------------------   ---------------
Net asset value, beginning of period........................         $12.94             $13.31
                                                                     ------             ------
  Income from investment operations
  Net investment income (loss)..............................            .07(f)            (.01)
  Net realized and unrealized gain on investment
    transactions............................................           1.46(f)             .42
                                                                     ------             ------
    Total from investment operations........................           1.53                .41
                                                                     ------             ------
  Less distributions
  In excess of net investment income........................             --                .30
  From net realized gain....................................             --                .48
                                                                     ------             ------
    Total distributions.....................................             --                .78
                                                                     ------             ------
Net asset value, end of period..............................         $14.47             $12.94
                                                                     ======             ======
Total return(%)(c)..........................................          11.82               3.07
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................         $  928             $   71
Ratio of expenses to average net assets
  Without expense reimbursement (%)(d)......................           2.76               3.77
Ratio of net investment income (loss) to average net
  assets(%)(d)..............................................           1.03              (1.01)
Portfolio turnover rate(%)..................................              4                 43
Average commission rate(e)..................................         $.0107             $.0181

(a) Net investment income is net of expenses reimbursed by manager.
(b)    Total return does not reflect a sales charge.
(c) Total return represents aggregate total return and does not reflect a sales charge.
(d)    Annualized.
(e) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.
(f)    Based on average shares outstanding.
 *     Unaudited.


                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Ivy Global Fund (the Fund), is a diversified series of shares of Ivy Fund. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B and Class C are authorized. Ivy Fund was organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities traded on a U.S. or foreign stock exchange, or the National Association of Securities Dealers Automated Quotation ("NASDAQ") System, are valued at the last quoted sale price reported as of the close of regular trading on the exchange the security is traded most extensively. If there is no such sale, the security is valued at the calculated mean between the last bid and asked price on the exchange. Securities not traded on an exchange or NASDAQ, but traded in another over-the-counter market are valued at the average between the current bid and asked prices in such markets. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees (the Board), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. For valuation purposes, quotations of foreign securities in foreign currencies are translated into U.S. dollar equivalents using the foreign exchange quotation in effect. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board; as of June 30, 1997, there were no such securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Realized gains and losses from security transactions are calculated on an identified cost basis.

     FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code, as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, are declared in December.

     FOREIGN CURRENCY TRANSLATIONS -- Foreign currency transactions from foreign investment activity are translated into U.S. dollars on the following basis: (i) market value of securities, and dividends and interest receivable are translated at the closing daily rate of exchange; and, (ii) purchases and sales of investment securities are translated at the rate at which related foreign contracts are obtained or at the exchange rate prevailing on the date of the transaction. Exchange gains or losses from currency translation of other assets and liabilities, if significant, are reported as a separate component of Net realized and unrealized gain (loss) on investment transactions.

     Section 988 of the Internal Revenue Code provides that gains and losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. Accordingly, distributions for financial statement purposes may differ from the characterization of such distributions determined on a Federal income tax basis.

     FORWARD FOREIGN CURRENCY CONTRACTS -- Forward foreign currency contracts may be entered into for purposes of hedging specific securities denominated in foreign currencies. Forward contracts are marked to market daily, and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if the counter parties are unable to meet the terms of the contracts.

     RECLASSIFICATIONS -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to investments in foreign denominated securities, passive foreign investment companies, and certain securities sold at a loss. As a result, Net investment income (loss) and Net realized gain (loss) on investments and foreign currency transactions for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

2. RELATED PARTIES

     Ivy Management, Inc. (IMI) is the Manager and Investment Adviser of the Fund. For its services, IMI receives a fee monthly at the annual rate of 1.00% on the Fund's first $500 million of average net assets, and .75% of the Fund's average net assets in excess of $500 million.

     Currently, IMI voluntarily limits the Fund's total operating expenses (excluding taxes, 12b-1 fees, brokerage commissions, interest, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of 1.95% of its average net assets. The voluntary expense limitation may be terminated or revised at any time.

     Mackenzie Investment Management Inc. (MIMI), of which IMI is a wholly owned subsidiary, provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and expenses are reflected as Administrative services fee and Fund accounting in the Statement of Operations.

     Ivy Mackenzie Distributors, Inc. (IMDI), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the six months ended June 30, 1997, the net amount of underwriting discount retained by IMDI was $8,861.
     Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate not to exceed .25% of its average net asset value. Class B and Class C shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average net asset value attributable to Class B and Class C shares. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $32,960, $55,104 and $3,472, for Class A, Class B and Class C, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.

     Ivy Mackenzie Services Corp. (IMSC), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $25,756, $10,741 and $568, for Class A, Class B and Class C, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION

     Trustees who are not affiliated with IMI or MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. FUND SHARE TRANSACTIONS

     Fund share transactions for Class A, Class B and Class C were as follows:

                                   SIX MONTHS ENDED            YEAR ENDED
                                    JUNE 30, 1997          DECEMBER 31, 1996
                                ----------------------   ----------------------
           CLASS A               SHARES      AMOUNT       SHARES      AMOUNT
           -------              --------   -----------   --------   -----------
Sold..........................   527,448   $ 7,291,555    486,908   $ 6,383,105
Issued on reinvestment of
 distributions................        --            --     96,662     1,267,635
Repurchased...................  (452,044)   (6,335,912)  (525,829)   (6,920,178)
                                --------   -----------   --------   -----------
Net increase..................    75,404   $   955,643     57,741   $   730,562
                                ========   ===========   ========   ===========

                                   SIX MONTHS ENDED            YEAR ENDED
                                    JUNE 30, 1997          DECEMBER 31, 1996
                                ----------------------   ----------------------
           CLASS B               SHARES      AMOUNT       SHARES      AMOUNT
           -------              --------   -----------   --------   -----------
Sold..........................   285,611   $ 3,910,709    350,672   $ 4,642,668
Issued on reinvestment of
 distributions................        --            --     29,736       390,147
Repurchased...................   (73,628)   (1,018,334)   (99,033)   (1,306,541)
                                --------   -----------   --------   -----------
Net increase..................   211,983   $ 2,892,375    281,375   $ 3,726,274
                                ========   ===========   ========   ===========

                                                          FROM APRIL 30, 1996
                                   SIX MONTHS ENDED          (COMMENCEMENT)
                                    JUNE 30, 1997         TO DECEMBER 31, 1996
                                ----------------------   ----------------------
           CLASS C               SHARES      AMOUNT       SHARES      AMOUNT
           -------              --------   -----------   --------   -----------
Sold..........................    67,579   $   893,243      5,866   $    78,416
Issued on reinvestment of
 distributions................        --            --        219         2,832
Repurchased...................    (8,894)     (118,353)      (600)       (8,189)
                                --------   -----------   --------   -----------
Net increase..................    58,685   $   774,890      5,485   $    73,059
                                ========   ===========   ========   ===========

June 30, 1997

                                                                   IVY FUNDS(R)

Ivy
Global
Natural
Resources
Fund

-----------
Semi-Annual
Report
-----------
This report and the
financial statements
contained herein are
submitted for the general
information of the shareholders.
This report is not
authorized for distribution
to prospective investors unless
preceded or accompanied by an
effective prospectus.

Ivy Management, Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111

                                 THROUGHOUT THE
                                   CENTURIES,
                              THE CASTLE KEEP HAS
                                 BEEN A SOURCE
                              OF LONG-RANGE VISION
                                 AND STRATEGIC
                                  ADVANTAGE.

MARKET COMMENTARY:

     We would like to take this opportunity to welcome you as a shareholder of the Ivy Global Natural Resources Fund. There are many potential benefits to investing in natural resources including additional portfolio diversification and a possible hedge against inflation.

     The primary strategy of the Fund is to emphasize well-managed companies involved in the successful exploration and development of natural resources. This may mean taking advantage of changes in commodity prices and being prepared to be a contrarian by emphasizing sectors that have been out of favor but offer what we believe to be significant recovery potential over a one-to three-year period.

     The Fund provides four levels of diversification to help offset some of the volatility inherent in investing in natural resources. These are: diversification by commodity, country, capitalization (approximately 50% of the Ivy Global Natural Resources Fund is invested in world-class senior companies with the other 50% invested in small-to intermediate-sized companies that offer the potential for higher opportunities), and security.

     We believe the resource sector that is the most controversial, yet has perhaps the greatest opportunity, is precious metals. According to our research, the supply/demand fundamentals for precious metals are very positive. The one exception is central bank activities (as discussed below), Platinum and palladium advanced to multi-year highs and silver inventories are depleting rapidly. We continue to prefer silver to gold.

     European central banks, in pursuit of European Monetary Union compliance, have been selling gold reserves. Australia, for example, recently sold most of its reserves. The steady decline in gold prices resulting from central bank selling, as well as forward producer selling and outright speculative short selling, has led to a sale on gold shares. Until the downtrend is arrested, the negative sentiment could cause share prices to drift still lower. We believe, however, that we are in the later stages of the decline and reserves are at the low end of past ranges. We expect to see mergers and takeovers confirm these values. And while there are no guarantees, according to our research, within one to three years after multi-year lows, gold stocks should outperform significantly. The early stages of recovery usually favor the strongest, world-class companies with low-cost assets, good balance sheets and superior management.

     According to our research, commodity prices continue to lag world growth but strong demand and declining inventory levels suggest firming prices and better profitability over the next year, which would support a catch-up rally in resources.

IVY MANAGEMENT, INC.

                               BOARD OF TRUSTEES
                             John S. Anderegg, Jr.
                                Paul H. Broyhill
                                Keith J. Carlson
                                Stanley Channick
                             Frank W. DeFriece, Jr.
                                 Roy J. Glauber
                               Michael G. Landry
                              Joseph G. Rosenthal
                               Richard Silverman
                                J. Brendan Swan

                                    OFFICERS
                          Michael G. Landry, Chairman
                          Keith J. Carlson, President
                       James W. Broadfoot, Vice President
                               C. William Ferris,
                              Secretary/Treasurer

                                 LEGAL COUNSEL
                             Dechert Price & Rhoads
                                   Boston, MA

                                   CUSTODIAN
                         Brown Brothers Harriman & Co.
                                   Boston, MA

                                 TRANSFER AGENT
                                 Ivy Mackenzie
                                 Services Corp.
                                 P.O. Box 3022
                           Boca Raton, FL 33431-0922
                                 1-800-777-6472

                                    AUDITORS
                            Coopers & Lybrand L.L.P.
                              Fort Lauderdale, FL

                               INVESTMENT MANAGER
                              Ivy Management, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

                                  DISTRIBUTOR
                                 Ivy Mackenzie
                               Distributors, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                1-800-456-5111

                                                           [IVY MACKENZIE LOGO]

PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)

        EQUITY SECURITIES -- 97.0%           SHARES      VALUE
------------------------------------------
AGRICULTURE -- 1.4%
Agrium, Inc...............................     5,000   $   57,265
IBP, Inc..................................     2,000       46,500
                                                       ----------
                                                          103,765
                                                       ----------
DIAMONDS -- 6.4%
Aber Resources, Ltd.*.....................    12,500      174,875
Rex Diamond Mining Co.*...................    50,000       83,360
SouthernEra Resources Ltd.*...............    40,000      226,159
                                                       ----------
                                                          484,394
                                                       ----------
ENERGY SERVICES -- 13.1%
ENSCO International Inc.*.................     1,000       52,750
Input/Output, Inc.........................     5,000       90,625
NQL Drilling Tools, Inc. -- Class A*......    52,000      263,853
Noble Drilling Corporation*...............    15,000      338,438
Vaal Reefs Exploration & Mining Co. Ltd...    50,000      240,625
                                                       ----------
                                                          986,291
                                                       ----------
GAS PRODUCERS -- 8.3%
Barrington Petroleum Ltd.*................    30,000      119,604
Blue Range Resource Corp.*................    10,000       62,339
Canadian Conquest Exploration Co Ltd.*....    75,000       73,937
Elk Point Resources, Inc.*................    20,000      126,127
Paragon Petroleum Corp.*..................    60,000      173,969
Penn West Petroleum Ltd.*.................     5,000       63,970
                                                       ----------
                                                          619,946
                                                       ----------
INDUSTRIAL -- 6.1%
Cameco Corporation........................     5,000      187,560
International Uranium Corp................   200,000      188,466
Romarco Minerals, Inc.*...................    30,000       82,635
                                                       ----------
                                                          458,661
                                                       ----------
INTERMEDIATE MINERAL
  PRODUCERS/EXPLORERS -- 13.0%
Geomaque Explorations Ltd.*...............    50,000      115,979
Meridian Gold Inc.........................    75,000      203,870
Metallica Resources, Inc.*................    20,000       44,217
Orvana Minerals Corporation*..............    75,000      312,600
Prime Resources Group, Inc................    10,000       72,487
Vengold Inc.*.............................   100,000      137,725
William Resources, Inc.*..................    60,000       93,508
                                                       ----------
                                                          980,386
                                                       ----------
METALS & MINERALS -- 9.5%
Alumax, Inc.*.............................     1,500       56,906
Aluminum Company of America...............     2,000      150,750
Breakwater Resources, Ltd.*...............    25,000       86,984
Freeport-McMoRan Copper & Gold, Inc.......     7,500      219,375
Inco Ltd..................................     1,000       29,901
Teck Corp. Class A........................     8,500      166,358
                                                       ----------
                                                          710,274
                                                       ----------
OIL PRODUCERS -- 17.8%
Beau Canada Exploration Ltd.*.............    75,000      168,532
Canadian Occidental Petroleum.............     5,000      112,355
Dorset Exploration Ltd.*..................    15,000       76,111
Hurricane Hydrocarbons Ltd. Series 1*.....    60,000      217,461(a)
Merchantile International Petroleum
  Inc.*...................................   100,000      110,000
Nuevo Energy Company*.....................     3,000      123,000
Pacalta Resources Ltd.*...................    20,000      242,831
TransGlobe Energy Corp.*..................    55,000       92,813
Vermilion Resources Ltd.*.................    40,000      195,715
                                                       ----------
                                                        1,338,818
                                                       ----------
PAPER & FOREST PRODUCTS -- 5.6%
Alliance Forest Products, Inc.*...........     3,000       73,284
Aracruz Celulose S.A.- Sponsored ADR......     7,500      152,813
Donohue, Inc. Class A.....................     3,000       65,238
Perkins Papers Ltd........................    10,000       49,654
Re-Con Building Products Inc.*............     2,000        2,841
Sino-Forest Corp. Class A.................    60,000       76,111
                                                       ----------
                                                          419,941
                                                       ----------
SENIOR GOLD MINING -- 15.8%
Ashanti Goldfields Company Ltd............    20,000      233,750
Barrick Gold Corporation..................     2,000       43,565
Battle Mountain Gold Company..............    50,000      284,375
Newmont Mining Corp.......................     7,500      292,500
Normandy Mining Ltd.......................   300,000      334,867
                                                       ----------
                                                        1,189,057
                                                       ----------
TOTAL EQUITY SECURITIES
  (Cost -- $7,248,001)....................              7,291,533
                                                       ----------
SHORT-TERM OBLIGATIONS -- 5.2%              PRINCIPAL
------------------------------------------  --------
U.S. Treasury Bill, 5.13%, 07/03/97.......  $ 25,000       24,993
U.S. Treasury Bill, 5.135%, 07/03/97......    30,000       29,991
U.S. Treasury Bill, 5.12%, 07/10/97.......    20,000       19,974
U.S. Treasury Bill, 5.145%, 07/10/97......    20,000       19,974
U.S. Treasury Bill, 5.05%, 07/24/97.......    25,000       24,919
U.S. Treasury Bill, 5.08%, 07/24/97.......    55,000       54,822
U.S. Treasury Bill, 4.92%, 07/31/97.......    40,000       39,836
U.S. Treasury Bill, 4.95%, 08/21/97.......    15,000       14,895
U.S. Treasury Bill, 4.98%, 08/21/97.......    50,000       49,647
U.S. Treasury Bill, 4.80%, 08/28/97.......    25,000       24,807
U.S. Treasury Bill, 4.94%, 08/28/97.......    25,000       24,801
U.S. Treasury Bill, 4.915%, 09/04/97......    30,000       29,734
U.S. Treasury Bill, 4.925%, 09/04/97......    15,000       14,867
U.S. Treasury Bill, 4.90%, 09/11/97.......    15,000       14,853
U.S. Treasury Bill, 4.92%, 09/18/97.......     5,000        4,946
                                                       ----------
TOTAL SHORT-TERM OBLIGATIONS
  (Cost -- $393,059)......................                393,059
                                                       ----------
TOTAL INVESTMENTS -- 102.2%
  (Cost -- $7,641,060)(b).................              7,684,592
OTHER ASSETS, LESS
  LIABILITIES -- (2.2%)...................               (166,959)
                                                       ----------
NET ASSETS -- 100%........................             $7,517,633
                                                       ==========
ADR - American Depository Receipt
 *  Non-income producing security.
(a) Security valued in good faith by the Valuation
    Committee of the Board of Trustees. The cost of
    this security at June 30, 1997 aggregated
    $234,736. See Note 1 of the Notes to the
    Financial Statements.
(b) Cost is the same for Federal income tax
    purposes.
OTHER INFORMATION:
At June 30, 1997, net unrealized appreciation based on cost for financial statement and Federal income tax purposes is as
follows:
    Gross unrealized appreciation...................   $  526,025
    Gross unrealized depreciation...................     (482,493)
                                                       ----------
        Net unrealized appreciation.................   $   43,532
                                                       ==========
Purchases and sales of investments (excluding short-term
obligations) aggregated $9,868,754 and $2,842,484, respectively, for the period ended June 30, 1997.

                      (See Notes to Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)

ASSETS
Investments, at value (identified cost -- $7,641,060).......  $7,684,592
Receivables
  Investments sold..........................................     357,946
  Fund shares sold..........................................       8,000
  Dividends and interest....................................         959
  Manager for expense reimbursement.........................       7,585
Deferred organization expenses..............................      43,611
Other assets................................................       2,041
                                                              ----------
  Total assets..............................................   8,104,734
                                                              ----------
LIABILITIES
Payables
  Investments purchased.....................................     208,516
  Management and advisory fees..............................       6,273
  12b-1 service and distribution fees.......................       3,291
  Other payables to related parties.........................       3,045
Due to custodian............................................     356,145
Accrued expenses............................................       9,831
                                                              ----------
  Total liabilities.........................................     587,101
                                                              ----------
Net assets..................................................  $7,517,633
                                                              ==========
CLASS A
Net asset value and redemption price per share
  ($4,930,634/423,184 shares outstanding)...................  $    11.65
                                                              ==========
Maximum offering price per share ($11.65 X 100/94.25)*......  $    12.36
                                                              ==========
CLASS B
Net asset value, offering price and redemption price** per
  share ($2,483,503/213,774 shares outstanding).............  $    11.62
                                                              ==========
CLASS C
Net asset value, offering price and redemption price*** per
  share ($103,496/8,910 shares outstanding).................  $    11.62
                                                              ==========
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $7,273,794
  Undistributed net realized gain on investments and foreign
    currency transactions...................................     229,619
  Undistributed net investment loss.........................     (27,195)
  Net unrealized appreciation on investments and foreign
    currency transactions...................................      41,415
                                                              ----------
NET ASSETS..................................................  $7,517,633
                                                              ==========

  * On sales of more than $50,000 the offering price is reduced.
 ** Subject to a maximum contingent deferred sales charge of 5%.
*** Subject to a maximum contingent deferred sales charge of 1%.

                      (See Notes to Financial Statements)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
  Dividends, net of $492 foreign taxes withheld.............            $  7,165
  Interest..................................................              13,414
                                                                        --------
                                                                          20,579
                                                                        --------
EXPENSES
  Management fee............................................  $10,964
  Advisory fee..............................................   10,964
  Transfer agent............................................    2,896
  Administrative services fee...............................    2,193
  Custodian fees............................................   10,824
  Blue Sky fees.............................................    1,021
  Auditing and accounting fees..............................    1,553
  Shareholder reports.......................................       85
  Amortization of organization expenses.....................    2,719
  Fund accounting...........................................    8,313
  Trustees' fees............................................      435
  12b-1 service and distribution fees.......................   10,536
  Legal.....................................................    8,867
  Other.....................................................    1,100
                                                                        --------
                                                                          72,470
  Expenses reimbursed by manager............................             (24,696)
                                                                        --------
    Net expenses............................................              47,774
                                                                        --------
NET INVESTMENT LOSS.........................................             (27,195)
                                                                        --------
REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS
  Net realized gain on investments and foreign currency
    transactions............................................             229,619
  Net unrealized appreciation during the period on
    investments and foreign currency transactions...........              41,415
                                                                        --------
    Net gain on investment transactions.....................             271,034
                                                                        --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............            $243,839
                                                                        ========

                      (See Notes to Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INCREASE IN NET ASSETS
Operations
  Net investment loss.......................................  $  (27,195)
  Net realized gain on investments and foreign currency
    transactions............................................     229,619
  Net unrealized appreciation during the period on
    investments and foreign currency transactions...........      41,415
                                                              ----------
      Net increase resulting from operations................     243,839
                                                              ----------
Fund share transactions (Note 4)
    Class A.................................................   4,692,675
    Class B.................................................   2,475,270
    Class C.................................................     105,849
                                                              ----------
      Net increase resulting from Fund share transactions...   7,273,794
                                                              ----------
TOTAL INCREASE IN NET ASSETS................................  $7,517,633
                                                              ==========
UNDISTRIBUTED NET INVESTMENT LOSS...........................  $  (27,195)
                                                              ==========

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS

                                                               FOR THE SIX MONTHS ENDED
                                                                    JUNE 30, 1997*
                                                              ---------------------------
                                                              CLASS A   CLASS B   CLASS B
                 SELECTED PER SHARE DATA**                    -------   -------   -------
Net asset value, beginning of period........................  $10.00    $10.00    $10.00
                                                              ------    ------    ------
  Income from investment operations
  Net investment loss(a)....................................    (.15)     (.27)     (.31)
  Net realized and unrealized gain on investment
    transactions............................................    1.80      1.89      1.93
                                                              ------    ------    ------
    Total from investment operations........................    1.65      1.62      1.62
                                                              ------    ------    ------
Net asset value, end of period..............................  $11.65    $11.62    $11.62
                                                              ======    ======    ======
Total return(%)(b)..........................................   16.50     16.20     16.20
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................  $4,931    $2,484    $  103
Ratio of expenses to average net assets
  With expense reimbursement(%)(c)..........................    1.93      2.67      2.88
  Without expense reimbursement(%)(c).......................    3.04      3.78      3.99
Ratio of net investment loss to average net
  assets(%)(a)(c)...........................................   (1.00)    (1.74)    (1.95)
Portfolio turnover rate(%)..................................      66        66        66
Average commission rate(d)..................................  $.0188    $.0188    $.0188
(a)    Net investment loss is net of expenses reimbursed by
       manager.
(b)    Total return represents aggregate total return and does not reflect a sales charge.
(c)    Annualized.
(d)    This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.
 *     Unaudited.
**     Based on average shares outstanding.

                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Ivy Global Natural Resources Fund (the Fund), is a diversified series of shares of Ivy Fund. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B and Class C are authorized. Ivy Fund was organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities traded on a U.S. or foreign stock exchange, or the National Association of Securities Dealers Automated Quotation ("NASDAQ") System, are valued at the last quoted sale price reported as of the close of regular trading on the exchange the security is traded most extensively. If there is no such sale, the security is valued at the calculated mean between the last bid and asked price on the exchange. Securities not traded on an exchange or NASDAQ, but traded in another over-the-counter market are valued at the average between the current bid and asked prices in such markets. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees (the Board), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. For valuation purposes, quotations of foreign securities in foreign currencies are translated into U.S. dollar equivalents using the foreign exchange quotation in effect. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board. As of June 30, 1997, securities valued in good faith by the Valuation Committee of the Board amounted to $217,461 (2.89% of net assets) and have been noted as such in the investment portfolio.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Realized gains and losses from security transactions are calculated on an identified cost basis.

     FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code, as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, are declared in December.

     FOREIGN CURRENCY TRANSLATIONS -- Foreign currency transactions from foreign investment activity are translated into U.S. dollars on the following basis: (i) market value of securities, and dividends and interest receivable are translated at the closing daily rate of exchange; and, (ii) purchases and sales of investment securities are translated at the rate at which related foreign contracts are obtained or at the exchange rate prevailing on the date of the transaction. Exchange gains or losses from currency translation of other assets and liabilities, if significant, are reported as a separate component of Net realized and unrealized gain (loss) on investment transactions.

     Section 988 of the Internal Revenue Code provides that gains and losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. Accordingly, distributions for financial statement purposes may differ from the characterization of such distributions determined on a Federal income tax basis.

     DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five year period.

     RECLASSIFICATIONS -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to investments in foreign denominated securities, passive foreign investment companies, and certain securities sold at a loss. As a result, Net investment income (loss) and Net realized gain (loss) on investments and foreign currency transactions for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

2. RELATED PARTIES

     Ivy Management, Inc. (IMI), a wholly owned subsidiary of Mackenzie Investment Management Inc. (MIMI), is the Manager of the Fund. For its services, IMI receives a management fee monthly at the annual rate of .50% of the Fund's average net assets.

     Mackenzie Financial Corporation (MFC) in Toronto, Ontario, Canada is the Investment Adviser of the Fund. For its services, MFC receives a fee monthly at the annual rate of .50% of the Fund's average net assets. The fee is collected from the Fund and remitted to MFC by MIMI, a subsidiary of MFC.

     Currently, IMI voluntarily limits the Fund's total operating expenses (excluding taxes, 12b-1 fees, brokerage commissions, interest, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of 1.95% of the Fund's average net assets. The voluntary expense limitation may be terminated or revised at any time.

     MIMI also provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and expenses are reflected as Administrative services fee and Fund accounting in the Statement of Operations.

     Ivy Mackenzie Distributors, Inc. (IMDI), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the six months ended June 30, 1997, the net amount of underwriting discount retained by IMDI was $4,007.
     Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate not to exceed .25% of its average net asset value. Class B and Class C shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average net asset value attributable to Class B and Class C shares. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $3,797, $6,435 and $304, for Class A, Class B and Class C, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.

     Ivy Mackenzie Services Corp. (IMSC), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $1,922, $849 and $125, for Class A, Class B and Class C, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION

     Trustees who are not affiliated with IMI or MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. FUND SHARE TRANSACTIONS

     Fund share transactions from January 1, 1997 (Commencement) to June 30, 1997, for Class A, Class B and Class C were as follows:

                        CLASS A                          SHARES      AMOUNT
                        -------                          -------   ----------
Sold...................................................  432,305   $4,800,095
Repurchased............................................   (9,121)    (107,420)
                                                         -------   ----------
Net increase...........................................  423,184   $4,692,675
                                                         =======   ==========

                        CLASS B                          SHARES      AMOUNT
                        -------                          -------   ----------
Sold...................................................  222,558   $2,577,574
Repurchased............................................   (8,784)    (102,304)
                                                         -------   ----------
Net increase...........................................  213,774   $2,475,270
                                                         =======   ==========

                        CLASS C                          SHARES      AMOUNT
                        -------                          -------   ----------
Sold...................................................   12,805   $  148,611
Repurchased............................................   (3,895)     (42,762)
                                                         -------   ----------
Net increase...........................................    8,910   $  105,849
                                                         =======   ==========

June 30, 1997

                                                                    IVY FUNDS(R)

Ivy
Global

Science &
Technology
Fund
-------------
Semi-Annual
Report
-------------
This report and the
financial statements
contained herein are
submitted for the general
information of the
shareholders. This report
is not authorized for
distribution to prospective
investors unless preceded or
accompanied by an effective
prospectus.

Ivy Management, Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111

                                 THROUGHOUT THE
                                   CENTURIES,
                               THE CASTLE KEEP HAS
                                  BEEN A SOURCE
                              OF LONG-RANGE VISION
                                  AND STRATEGIC
                                   ADVANTAGE.

Market Commentary:

Technology stocks, much like the broader universe of equities, experienced a two-tier market during the first half of 1997. Most large-capitalization stocks did well throughout the period, while investors shunned the smaller, high-growth stocks through the first quarter and into late April. After finally bottoming out, however, these smaller stocks, which comprise a major portion of the Ivy Global Science & Technology Fund, staged a powerful rally that continued through the end of the first half of the year.

Pundits pointed to a number of factors to explain why smaller growth stocks lagged the broader market early in the year. At the top of most lists was the popularity of indexing, a phenomenon with the characteristics of a self-fulfilling prophecy that has provided abundant buying power for the largest-capitalization stocks, and created valuations that seem high by the standards of recent years. We believe another factor was the upward trend of interest rates, which finally peaked in April. According to our research, technology stocks were also affected by product transition issues, particularly in the networking area. For several years, this industry, led by stalwarts Cisco and 3Com, had delivered very high growth, with earnings comfortably surpassing estimates quarter after quarter -- until this year. Estimate cuts in this sector had a negative effect on investor psychology that spread to other sectors of the technology market.

For all these reasons, by late April negative investor sentiment pervaded the technology sector as relative valuations sank to the low end of their historical range. This set the stage for the ensuing rally, which was triggered by evidence suggesting that in spite of very strong economic growth, there was little threat of inflation, and the Federal Reserve might not have to raise interest rates after all. We believe another positive influence on the technology sector was the balanced budget agreement, which would almost certainly include a capital gains reduction. Such change would be positive for all stocks but particularly for non-dividend-paying growth stocks.

In terms of fundamentals, most of the stocks that comprise the Ivy Global Science & Technology Fund have continued to make excellent progress. As always, there have been a few stumbles, but the vast majority of the Fund's holdings have either met or exceeded earnings expectations. We regard the slowdown in the networking sector as primarily a product transition issue. It is important to remember that technology represents a huge economic sector that comprises thousands of companies operating in many different market spaces. It is likely that some will always be experiencing product transitions, with their growth slowing or accelerating accordingly. In spite of these inevitable transitions, we expect technology to remain a major driver of global economic growth and a very fertile area for investment.

Investors continue to pay a big premium for the liquidity of large-company stocks and a very modest premium for the high-growth potential of the technology sector. While there are no guarantees, this valuation disparity, combined with the strong fundamental outlook for portfolio companies of the Ivy Global Science & Technology Fund, encourages us to believe the catch-up phase has a lot further to go.

Ivy Management, Inc.

                                BOARD OF TRUSTEES
                              John S. Anderegg, Jr.
                                Paul H. Broyhill
                                Keith J. Carlson
                                Stanley Channick
                             Frank W. DeFriece, Jr.
                                 Roy J. Glauber
                                Michael G. Landry
                               Joseph G. Rosenthal
                              Richard N. Silverman
                                 J. Brendan Swan

                                    OFFICERS
                           Michael G. Landry, Chairman
                           Keith J. Carlson, President
                       James W. Broadfoot, Vice President
                               C. William Ferris,
                               Secretary/Treasurer

                                  LEGAL COUNSEL
                             Dechert Price & Rhoads
                                   Boston, MA

                                    CUSTODIAN
                          Brown Brothers Harriman & Co.
                                   Boston, MA

                                 TRANSFER AGENT
                                  Ivy Mackenzie
                                 Services Corp.
                                  P.O. Box 3022
                            Boca Raton, FL 33431-0922
                                 1-800-777-6472

                                    AUDITORS
                            Coopers & Lybrand L.L.P.
                               Fort Lauderdale, FL

                               INVESTMENT MANAGER
                              Ivy Management, Inc.
                            700 South Federal Highway
                              Boca Raton, FL 33432
                                  1-800-456-5111

                                   DISTRIBUTOR
                                  Ivy Mackenzie
                               Distributors, Inc.
                            700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111



                                                            [IVY MACKENZIE LOGO]

PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)

           COMMON STOCKS -- 96.8%              SHARES      VALUE
---------------------------------------------
BIOTECHNOLOGY -- 4.9%
Aastrom Biosciences, Inc.*...................  11,300   $    80,512
Agouron Pharmaceuticals, Inc.*...............   1,200        97,050
Alkermes, Inc.*..............................   4,600        66,700
Biochem Pharma, Inc.*........................   5,500       122,375
Ergo Science Corporation*....................   9,700       106,700
Geltex Pharmaceuticals, Inc.*................   4,400        88,550
Liposome Company Inc.*.......................   7,200        64,350
Myriad Genetics, Inc.*.......................   2,000        54,000
Neurex Corporation*..........................   7,500       105,938
PathoGenesis Corp.*..........................   3,800       110,675
Pharmacyclics, Inc.*.........................   5,400        83,700
US Bioscience, Inc.*.........................   3,500        33,687
Vertex Pharmaceuticals Inc.*.................   1,400        53,550
ViroPharma Inc.*.............................   4,500        80,438
                                                        -----------
                                                          1,148,225
                                                        -----------
BUSINESS & FINANCIAL SERVICES -- 23.6%
Applied Graphics Technologies, Inc.*.........   5,400       214,650
BISYS Group, Inc.............................   3,000       125,250
CBT Group PLC ADR*...........................   5,800       366,125
CHS Electronics, Inc.*.......................   6,900       182,850
Claremont Technology Group, Inc.*............   5,300       125,875
CompUSA, Inc.*...............................   5,200       111,800
Cotelligent Group, Inc.*.....................   5,500        75,625
CUC International, Inc.*.....................   7,300       188,431
Daisytek International Corporation*..........   5,900       233,788
FactSet Research Systems Inc.*...............   9,600       235,200
Fair Issac and Company Inc. .................   3,400       151,513
First Data Corp..............................   8,500       373,469
Forrester Research, Inc.*....................   3,800       111,863
Gartner Group, Inc. -- Class A*..............   7,600       273,125
Ingram Micro Inc. -- Class A*................  12,100       291,913
Intelligroup, Inc.*..........................   8,400        80,850
LHS Group, Inc.*.............................   6,000       262,875
Lason Holdings, Inc.*........................   4,600       129,375
Meta Group, Inc.*............................   5,300       115,275
New Era of Networks, Inc.*...................  15,400       254,100
PMT Services, Inc.*..........................  12,500       190,625
Profit Recovery Group International, Inc.
  (The)*.....................................  10,200       141,525
QuickResponse Services Inc.*.................   6,800       246,500
RWD Technologies, Inc.*......................  11,000       189,750
Renaissance Solutions, Inc.*.................   4,200       155,400
Superior Consultant Holdings Corporation*....   4,100       151,187
Sykes Enterprises, Inc.*(a)..................   8,400       218,400
Whittman-Hart, Inc.*.........................  10,000       281,250
                                                        -----------
                                                          5,478,589
                                                        -----------
COMPUTER SOFTWARE -- 22.8%
Aspect Development, Inc.*....................   5,300       138,131
Baan Company NV*(a)..........................   2,500       172,188
Carnegie Group, Inc.*........................   2,300        17,250
Checkfee Corporation*........................   7,600       133,950
Citrix Systems, Inc.*........................   4,500       197,437
DataWorks Corporation*.......................   9,000       196,875
Deltek Systems, Inc.*........................  22,500       382,500
Dendrite International, Inc.*................   5,600        92,400
Forte Software, Inc.*........................   4,100        55,094
Great Plains Software, Inc.*.................     900        24,300
H.T.E., Inc.*................................  12,300       132,225
HNC Software Inc. ...........................   4,900       186,812
Infinity Financial Technology, Inc.*.........   7,900       128,869
Interlink Computer Sciences, Inc.*...........  11,800        89,975
IONA Technologies PLC -- ADR.................   7,900       156,025
JDA Software Group, Inc.*....................   4,500       153,562
McAfee Associates, Inc.*.....................   2,300       145,188
Memco Software Ltd.*.........................  10,000       182,500
Microsoft Corporation*.......................   1,600       202,200
Optika Imaging Systems, Inc.*................  20,800       104,000
Oracle Corporation*..........................   4,800   $   241,800
Pegasystems Inc. ............................   5,800       181,975
Peoplesoft, Inc.*............................   2,500       131,875
Planning Sciences International PLC*.........   7,800        44,850
Rational Software Corporation*...............   3,758        63,181
Remedy Corporation*..........................   4,200       168,000
Rogue Wave Software*.........................  11,400       142,500
SPSS, Inc.*..................................   3,300        95,700
Saville Systems Ireland ADR*.................   2,200       114,400
Security Dynamics Technologies, Inc.*........   4,600       169,625
Select Software Tools ADR*...................   5,700        75,525
Siebel Systems, Inc.*........................   5,300       170,925
Systemsoft Corporation*......................   9,300        99,975
Tecnomatix Technologies Ltd. ................   4,000       130,000
Template Software, Inc.*.....................   9,000       130,500
Transactions Systems Architects, Inc.*.......   2,800        96,600
Veritas Software Corp.*......................   2,700       135,675
Viasoft, Inc.*...............................   2,000       101,500
Visio Corporation*...........................   1,800       126,900
                                                        -----------
                                                          5,312,987
                                                        -----------
HEALTHCARE -- 7.0%
Cambridge Heart Inc. ........................   3,000        21,375
Cerus Corporation*...........................   2,300        21,275
Cytec Corporation*...........................   3,400        92,225
Endovascular Technologies, Inc.*.............   6,800        62,900
EPIX Medical, Inc.*..........................  10,000        80,000
HBO & Company................................   5,010       345,064
Heartport, Inc.*.............................   3,900        68,737
HemaSure, Inc.*..............................   8,300        22,825
Intelligent Medical Imaging, Inc.*...........   9,000        59,625
MedQuist Inc.*...............................   2,800        85,050
Molecular Devices Corporation*...............     500         8,750
Serologicals Corporation*....................   2,250        51,750
Sunquest Information Systems, Inc.*..........  10,600       159,000
Ventana Medical Systems, Inc.*...............   8,000        99,000
VidaMed, Inc.*...............................  10,200        51,638
Vivus, Inc.*.................................  15,600       371,475
                                                        -----------
                                                          1,600,689
                                                        -----------
MISCELLANEOUS TECHNOLOGY -- 10.8%
Biacore International AB Sponsored ADR*(a)...  10,000       118,750
Discreet Logic, Inc.*........................  15,500       255,750
Electronics for Imaging, Inc.*...............   4,300       203,175
Encad, Inc.*.................................   2,200        91,300
Gemstar International Group Ltd.*............  11,300       207,637
IKOS Systems, Inc.*..........................   5,700       121,838
ONTRACK Data International, Inc.*............  11,300       259,900
Periphonics Corp.*...........................   7,600       163,400
QIAGEN NV....................................   1,600        77,100
RadiSys Corporation*.........................   5,200       206,700
SBS Technologies, Inc.*......................   4,500       104,062
SeaChange International, Inc.*...............   6,000       169,500
Stratasys, Inc.*.............................   4,500        72,563
Synopsys, Inc.*..............................   4,199       154,313
Technology Modeling Associates, Inc.*........   7,400       100,825
Viisage Technology, Inc.*....................  11,600       201,550
                                                        -----------
                                                          2,508,363
                                                        -----------
NETWORK & TELECOMMUNICATION EQUIPMENT --
  11.9%
ACT Networks, Inc.*..........................   6,300        80,325
Advanced Fibre Communications*...............   3,800       229,425
American Power Conversion Corp.*.............  10,200       193,800
Aware, Inc.*.................................   2,400        35,400
CIENA Corporation*...........................   3,300       155,512
Cisco Systems, Inc.*.........................   8,900       597,413
DSP Communications, Inc.*....................   9,100       100,100
Gilat Satellite Networks Ltd. ...............   5,000       166,250
Harmonic Lightwaves, Inc.*...................   5,500        94,187
International Network Services*..............   8,400       218,400

                      (See Notes to Financial Statements)

JUNE 30, 1997 (UNAUDITED)

                COMMON STOCKS                  SHARES      VALUE
-------------------------------------------------------------------
Network Appliance, Inc.*.....................   4,900   $   186,200
NICE-Systems Ltd. -- Sponsored ADR...........   4,000       120,000
Orckit Communications Ltd.*..................   6,700        97,150
P-COM, Inc...................................   3,600       118,800
Pairgain Technologies, Inc.*.................   4,700        72,850
Premisys Communications, Inc.*...............   7,000       110,250
Proxim, Inc.*................................   4,000        97,000
Sawtek Inc.*.................................     700        23,625
Xylan Corporation*...........................   4,000        68,000
                                                        -----------
                                                          2,764,687
                                                        -----------
PHARMACEUTICALS -- 4.6%
Anesta Corp.*................................   6,100       115,900
Calypte Biomedical Corporation*..............     900         4,050
ChiRex Inc.*.................................  13,800       163,875
Dura Pharmaceuticals, Inc.*..................   4,900       195,388
Kos Pharmaceuticals, Inc.*...................   3,400        94,350
Nastech Pharmaceutical Co.*..................   5,500        57,750
Penederm Inc.*...............................  12,000       162,000
Sepracor, Inc.*..............................   6,600       170,363
Sonus Pharmaceuticals, Inc.*.................   3,500        98,438
                                                        -----------
                                                          1,062,114
                                                        -----------
SEMICONDUCTORS & EQUIPMENT -- 8.9%
3DFX Interactive, Inc.*......................  13,500       180,562
ASM Lithography Holding NV*(a)...............   5,400       315,900
Altera Corporation*..........................   1,400        70,700
Analog Devices*..............................   4,766       126,597
Benchmarq Microelectronics, Inc.*............   5,000        86,250
Cymer, Inc.*.................................   3,800       185,250
Etec Systems, Inc.*..........................   3,900       167,213
Intel Corp. .................................   3,300       467,981
Maxim Integrated Products, Inc.*.............   1,800       102,375
Micrel, Inc.*................................   2,000       102,000
NeoMagic Corp.*..............................   2,200        49,225
Pri Automation, Inc.*........................   2,000        75,875
Sipex Corporation*...........................   4,200       152,250
                                                        -----------
                                                          2,082,178
                                                        -----------

TELECOMMUNICATION SERVICES -- 2.3%
FaxSav Incorporated*.........................   3,700   $     6,938
International Telecommunication Data Systems,
  Inc.*......................................  10,500       257,250
Lightbridge, Inc.*...........................  13,500       102,937
Transaction Network Services, Inc.*..........   5,500        77,687
Western Wireless Corp.*......................   1,900        30,162
WinStar Communications, Inc.*................   5,300        70,887
                                                        -----------
                                                            545,861
                                                        -----------
TOTAL COMMON STOCKS
  (Cost -- $19,659,949)(b)...................            22,503,693

OTHER ASSETS, LESS LIABILITIES -- 3.2%.......               742,773
                                                        -----------

NET ASSETS -- 100%...........................           $23,246,466
                                                        ===========

ADR - American Depository Receipt
NV  - Non-voting

 *  Non-income producing security.
(a) Foreign security.
(b) Cost is the same for Federal income tax purposes.

OTHER INFORMATION:
At June 30, 1997, net unrealized appreciation based on cost for financial statement and Federal income tax purposes is as follows:

    Gross unrealized appreciation....................   $ 4,244,848
    Gross unrealized depreciation....................    (1,401,104)
                                                        -----------
        Net unrealized appreciation..................   $ 2,843,744
                                                        ===========


Purchases and sales of securities other than short-term obligations aggregated $1,420,780 and $699,323, respectively, for the period ended June 30, 1997.

                      (See Notes to Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)

ASSETS
Investments, at value (identified cost -- $19,659,949)......  $22,503,693
Cash........................................................      733,123
Receivables
  Fund shares sold..........................................       46,788
  Manager for expense reimbursement.........................           46
Deferred organization expenses..............................       48,549
Other assets................................................       11,241
                                                              -----------
  Total assets..............................................   23,343,440
                                                              -----------
LIABILITIES
Payables
  Investments purchased.....................................       29,115
  Fund shares repurchased...................................       21,557
  Management fee............................................       18,894
  12b-1 service and distribution fees.......................       12,269
  Other payables to related parties.........................        8,277
Accrued expenses............................................        6,862
                                                              -----------
  Total liabilities.........................................       96,974
                                                              -----------
NET ASSETS..................................................  $23,246,466
                                                              ===========
CLASS A
Net asset value and redemption price per share
($11,383,371/684,133 shares outstanding)....................  $     16.64
                                                              ===========
Maximum offering price per share ($16.64 x 100/94.25)*......  $     17.66
                                                              ===========
CLASS B
Net asset value, offering price and redemption price** per
  share ($6,108,005/367,778 shares outstanding).............  $     16.61
                                                              ===========
CLASS C
Net asset value, offering price and redemption price*** per
  share ($5,755,090/346,001 shares outstanding).............  $     16.63
                                                              ===========
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $21,385,300
  Undistributed net realized loss on investments............     (755,208)
  Undistributed net investment loss.........................     (227,370)
  Net unrealized appreciation on investments................    2,843,744
                                                              -----------
NET ASSETS..................................................  $23,246,466
                                                              ===========

  * On sales of more than $50,000 the offering price is reduced.
 ** Subject to a maximum contingent deferred sales charge of 5%.
*** Subject to a maximum contingent deferred sales charge of 1%.

                      (See Notes to Financial Statements)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................            $      931
  Interest..................................................                 9,427
                                                                        ----------
                                                                            10,358
                                                                        ----------
EXPENSES
  Management fee............................................  $92,633
  Transfer agent............................................   18,284
  Administrative services fee...............................    9,263
  Custodian fees............................................    5,467
  Blue Sky fees.............................................    6,450
  Auditing and accounting fees..............................    9,262
  Shareholders reports......................................    1,402
  Amortization of organization expenses.....................    5,955
  Fund accounting...........................................   17,741
  Trustees' fees............................................    2,977
  12b-1 service and distribution fees.......................   57,089
  Legal.....................................................   12,625
  Other.....................................................    7,191
                                                                        ----------
                                                                           246,339
  Expenses reimbursed by manager............................                (8,611)
                                                                        ----------
    Net expenses............................................               237,728
                                                                        ----------
NET INVESTMENT LOSS.........................................              (227,370)
                                                                        ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  TRANSACTIONS
  Net realized loss on investments..........................              (742,053)
  Net unrealized appreciation during the period on
    investments.............................................             1,835,637
                                                                        ----------
    Net gain on investment transactions.....................             1,093,584
                                                                        ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............            $  866,214
                                                                        ==========

STATEMENT OF CHANGES IN NET ASSETS

                                                                              FOR THE PERIOD
                                                              FOR THE SIX     JULY 22, 1996
                                                              MONTHS ENDED    (COMMENCEMENT)
                                                                JUNE 30,     TO DECEMBER 31,
                                                              ------------   ----------------
                                                                 1997*             1996
                                                              ------------   ----------------
INCREASE IN NET ASSETS
Operations
  Net investment loss.......................................  $  (227,370)      $   (50,867)
  Net realized gain (loss) on investments...................     (742,053)           61,918
  Net unrealized appreciation during the period on
    investments.............................................    1,835,637         1,008,107
                                                              -----------       -----------
    Net increase resulting from operations..................      866,214         1,019,158
                                                              -----------       -----------
Distributions from net realized gain
  Class A...................................................           --           (17,214)
  Class B...................................................           --            (3,926)
  Class C...................................................           --            (3,066)
                                                              -----------       -----------
    Total distributions paid to shareholders................           --           (24,206)
                                                              -----------       -----------
Fund share transactions (Note 4)
  Class A...................................................    2,658,984         7,567,192
  Class B...................................................    2,474,575         3,263,292
  Class C...................................................    3,391,605         2,029,658
  Class I...................................................           --                (6)
                                                              -----------       -----------
    Net increase resulting from Fund share transactions.....    8,525,164        12,860,136
                                                              -----------       -----------
TOTAL INCREASE IN NET ASSETS................................    9,391,378        13,855,088
NET ASSETS
  Beginning of period.......................................   13,855,088                --
                                                              -----------       -----------
  END OF PERIOD.............................................  $23,246,466       $13,855,088
                                                              ===========       ===========
UNDISTRIBUTED NET INVESTMENT LOSS...........................  $  (227,370)      $        --
                                                              ===========       ===========

* Unaudited.

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS

                                            CLASS A                          CLASS B                          CLASS C
                                 ------------------------------   ------------------------------   ------------------------------
                                                     FROM                             FROM                             FROM
                                 FOR THE SIX     JULY 22, 1996    FOR THE SIX     JULY 22, 1996    FOR THE SIX     JULY 22, 1996
                                 MONTHS ENDED   (COMMENCEMENT)    MONTHS ENDED   (COMMENCEMENT)    MONTHS ENDED   (COMMENCEMENT)
                                   JUNE 30,     TO DECEMBER 31,     JUNE 30,     TO DECEMBER 31,     JUNE 30,     TO DECEMBER 31,
                                 ------------   ---------------   ------------   ---------------   ------------   ---------------
                                    1997*            1996            1997*            1996            1997*            1996
    SELECTED PER SHARE DATA      ------------   ---------------   ------------   ---------------   ------------   ---------------
Net asset value, beginning of
 period........................    $ 16.40          $ 10.00          $16.44           $10.00          $16.46           $10.00
                                   -------          -------          ------           ------          ------           ------
 Income from investment
   operations
 Net investment loss(a)........       (.05)(e)         (.06)           (.05)(e)         (.06)           (.05)(e)         (.05)
 Net realized and unrealized
   gain on investment
   transactions................        .29(e)          6.49             .22(e)          6.52             .22(e)          6.53
                                   -------          -------          ------           ------          ------           ------
   Total from investment
     operations................        .24             6.43             .17             6.46             .17             6.48
                                   -------          -------          ------           ------          ------           ------
 Less distributions
 From net realized gain........         --              .03              --              .02              --              .02
                                   -------          -------          ------           ------          ------           ------
   Total distributions.........         --              .03              --              .02              --              .02
                                   -------          -------          ------           ------          ------           ------
Net asset value, end of
 period........................    $ 16.64          $ 16.40          $16.61           $16.44          $16.63           $16.46
                                   =======          =======          ======           ======          ======           ======
Total return(%)(b).............       1.46            64.34            1.03            64.59            1.03            64.84
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
 thousands)....................    $11,383          $ 8,324          $6,108           $3,425          $5,755           $2,106
Ratio of expenses to average
 net assets
 With expense
   reimbursement(%)(c).........       2.21             2.19            2.90             2.99            2.95             2.95
 Without expense
   reimbursement(%)(c).........       2.30             2.90            2.99             3.70            3.04             3.66
Ratio of net investment loss to
 average net assets(%)(a)(c)...      (2.10)           (2.18)          (2.79)           (2.98)          (2.84)           (2.94)
Portfolio turnover rate(%).....          4               23               4               23               4               23
Average commission rate(d).....    $ .0595          $ .0600          $.0595           $.0600          $.0595           $.0600



(a) Net investment loss is net of expenses reimbursed by manager.
(b) Total return represents aggregate total return and does not reflect a sales charge.
(c)    Annualized.
(d) This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.
(e)    Based on average shares outstanding.
 *     Unaudited.


                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Ivy Global Science & Technology Fund (the Fund), is a diversified series of shares of Ivy Fund. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B, Class C and Class I are authorized. Ivy Fund was organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities traded on a U.S. or foreign stock exchange, or the National Association of Securities Dealers Automated Quotation ("NASDAQ") System, are valued at the last quoted sale price reported as of the close of regular trading on the exchange the security is traded most extensively. If there is no such sale, the security is valued at the calculated mean between the last bid and asked price on the exchange. Securities not traded on an exchange or NASDAQ, but traded in another over-the-counter market are valued at the average between the current bid and asked prices in such markets. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees (the Board), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. For valuation purposes, quotations of foreign securities in foreign currencies are translated into U.S. dollar equivalents using the foreign exchange quotation in effect. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board; as of June 30, 1997, there were no such securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Realized gains and losses from security transactions are calculated on an identified cost basis.

     FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code, as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, are declared in December.

     FOREIGN CURRENCY TRANSLATIONS -- Foreign currency transactions from foreign investment activity are translated into U.S. dollars on the following basis: (i) market value of securities, and dividends and interest receivable are translated at the closing daily rate of exchange; and, (ii) purchases and sales of investment securities are translated at the rate at which related foreign contracts are obtained or at the exchange rate prevailing on the date of the transaction. Exchange gains or losses from currency translation of other assets and liabilities, if significant, are reported as a separate component of Net realized and unrealized gain (loss) on investment transactions.

     Section 988 of the Internal Revenue Code provides that gains and losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. Accordingly, distributions for financial statement purposes may differ from the characterization of such distributions determined on a Federal income tax basis.

     DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five year period.

     RECLASSIFICATIONS -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to certain securities sold at a loss. As a result, Net investment income (loss) and Net realized gain (loss) on investments and foreign currency transactions for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

2. RELATED PARTIES

     Ivy Management, Inc. (IMI) is the Manager and Investment Adviser of the Fund. For its services, IMI receives a fee monthly at the annual rate of 1.00% of the Funds's average net assets.

     Currently, IMI voluntarily limits the Fund's total operating expenses (excluding taxes, 12b-1 fees, brokerage commissions, interest, litigation and indemnification expenses, and other extraordinary expenses) to an an-

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

nual rate of 1.95% of its average net assets. The voluntary expense limitation may be terminated or revised at any time.

     Mackenzie Investment Management Inc. (MIMI), of which IMI is a wholly owned subsidiary, provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and expenses are reflected as Administrative services fee and Fund accounting in the Statement of Operations.
     Ivy Mackenzie Distributors, Inc. (IMDI), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the six months ended June 30, 1997, the net amount of underwriting discount retained by IMDI was $22,725.

     Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate not to exceed .25% of its average net assets, excluding Class I. Class B and Class C shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average net asset value attributable to Class B and Class C shares. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $11,848, $24,325 and $20,916, for Class A, Class B and Class C, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.

     Ivy Mackenzie Services Corp. (IMSC), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $10,435, $3,274, $4,575 and $0, for Class A, Class B, Class C and Class I, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION

     Trustees who are not affiliated with IMI or MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. FUND SHARE TRANSACTIONS

     Fund share transactions for Class A, Class B, Class C and Class I were as follows:

                                                              JULY 22, 1996
                                                              (COMMENCEMENT)
                                     SIX MONTHS ENDED        TO DECEMBER 31,
                                      JUNE 30, 1997                1996
                                  ----------------------   --------------------
            CLASS A                SHARES      AMOUNT      SHARES      AMOUNT
            -------               --------   -----------   -------   ----------
Sold............................   312,988   $ 4,719,654   513,259   $7,659,940
Issued on reinvestment of
 distributions..................        --            --       995       16,325
Repurchased.....................  (136,316)   (2,060,670)   (6,793)    (109,073)
                                  --------   -----------   -------   ----------
Net increase....................   176,672   $ 2,658,984   507,461   $7,567,192
                                  ========   ===========   =======   ==========

                                                              JULY 22, 1996
                                                              (COMMENCEMENT)
                                     SIX MONTHS ENDED        TO DECEMBER 31,
                                      JUNE 30, 1997                1996
                                  ----------------------   --------------------
            CLASS B                SHARES      AMOUNT      SHARES      AMOUNT
            -------               --------   -----------   -------   ----------
Sold............................   227,876   $ 3,518,945   228,288   $3,587,953
Issued on reinvestment of
 distributions..................        --            --       228        3,741
Repurchased.....................   (68,407)   (1,044,370)  (20,207)    (328,402)
                                  --------   -----------   -------   ----------
Net increase....................   159,469   $ 2,474,575   208,309   $3,263,292
                                  ========   ===========   =======   ==========

                                                              JULY 22, 1996
                                                              (COMMENCEMENT)
                                     SIX MONTHS ENDED        TO DECEMBER 31,
                                      JUNE 30, 1997                1996
                                  ----------------------   --------------------
            CLASS C                SHARES      AMOUNT      SHARES      AMOUNT
            -------               --------   -----------   -------   ----------
Sold............................   247,726   $ 3,831,621   128,623   $2,040,762
Issued on reinvestment of
 distributions..................        --            --       178        2,937
Repurchased.....................   (29,667)     (440,016)     (859)     (14,041)
                                  --------   -----------   -------   ----------
Net increase....................   218,059   $ 3,391,605   127,942   $2,029,658
                                  ========   ===========   =======   ==========

                                                              JULY 22, 1996
                                                              (COMMENCEMENT)
                                     SIX MONTHS ENDED        TO DECEMBER 31,
                                      JUNE 30, 1997                1996
                                  ----------------------   --------------------
            CLASS I                SHARES      AMOUNT      SHARES      AMOUNT
            -------               --------   -----------   -------   ----------
Sold............................        --   $        --         1   $       10
Repurchased.....................        --            --        (1)         (16)
                                  --------   -----------   -------   ----------
Net decrease....................        --   $        --        --   $       (6)
                                  ========   ===========   =======   ==========

03IVTAX063097

June 30, 1997

                                                                   IVY FUNDS(R)

Ivy
Growth
Fund

-----------
Semi-Annual
Report
-----------
This report and the
financial statements
contained herein are
submitted for the general
information of the
shareholders. This report
is not authorized for
distribution to prospective
investors unless preceded or
accompanied by an effective
prospectus.

Ivy Management, Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111

                                 THROUGHOUT THE
                                   CENTURIES,
                              THE CASTLE KEEP HAS
                                 BEEN A SOURCE
                              OF LONG-RANGE VISION
                                 AND STRATEGIC
                                  ADVANTAGE.

MARKET COMMENTARY:

     As it has for several quarters, the strength of the US economy and broader stock market -- as measured by the Standard & Poor's 500 and the Dow Jones Industrial Average -- continue to surprise most observers. With the market seemingly fully valued by most measures, investors are paying close attention to corporate earnings reports and tend to quickly sell stocks of companies that fail to meet expectations. This contributes to volatility in stock prices.

     The Ivy Growth Fund continues to employ a three-pronged approach, combining emerging growth and international stocks with a more representative "core" portfolio of mid- and large-capitalization US stocks. By employing this approach, the Fund gains access to a wider universe of value-priced investments and the added benefit of geographic diversification. We believe the valuations of emerging growth and international sectors, neither of which have kept pace with the large-capitalization US market, are particularly compelling now, and should offer attractive returns when the stocks of large blue-chip US companies decelerate over time.

     For the core portion of the Fund, we continue to search for opportunities using a criterion whereby long-term earnings growth for a company is projected to exceed the price-to-earnings ratio of the stock. With large-capitalization stocks at historically high valuations, most recent additions to the Ivy Growth Fund have come from the mid-capitalization universe. We do, however, continue to find value in some large-capitalization stocks in the financial services and healthcare sectors. Both are supported by demographic trends owing to the age of the US population and its reliance on services, and by consolidation trends within such industries.

     In the emerging growth portion of the Fund, our stock selection continues to emphasize dynamic companies that operate in fertile sectors of the economy that can support high rates of growth. In terms of fundamentals, most of the Fund's portfolio companies have either met or exceeded expectations. After bottoming out in late April, small-company stocks staged a powerful rally that lasted through the end of the first half of the year. Nevertheless, we believe investors are continuing to pay a big premium for the liquidity of the large-capitalization stocks and a very modest premium for the high-growth potential of smaller-company stocks. According to our research, emerging growth stocks are quite attractive at today's prices.

     The non-US stocks in the Fund continue to be selected using a long-term value approach. The largest weighting is in Europe, which has performed very well. The Fund's holdings in Latin America, which are concentrated in larger-capitalization stocks, were another bright spot. Asia, where investor sentiment is low, was the poorest performing of the international regions. This has led to some very attractive valuations. We continue to favor Hong Kong, but are finding bargains elsewhere in the region as well.

     Going forward, we believe the added diversification of the Ivy Growth Fund should help to minimize portfolio volatility while providing excellent long-term growth prospects.

IVY MANAGEMENT, INC.

                               BOARD OF TRUSTEES
                             John S. Anderegg, Jr.
                                Paul H. Broyhill
                                Keith J. Carlson
                                Stanley Channick
                             Frank W. DeFriece, Jr.
                                 Roy J. Glauber
                               Michael G. Landry
                              Joseph G. Rosenthal
                              Richard N. Silverman
                                J. Brendan Swan

                                    OFFICERS
                          Michael G. Landry, Chairman
                          Keith J. Carlson, President
                       James W. Broadfoot, Vice President
                               C. William Ferris,
                              Secretary/Treasurer

                                 LEGAL COUNSEL
                             Dechert Price & Rhoads
                                   Boston, MA

                                   CUSTODIAN
                         Brown Brothers Harriman & Co.
                                   Boston, MA

                                 TRANSFER AGENT
                                 Ivy Mackenzie
                                 Services Corp.
                                 P.O. Box 3022
                           Boca Raton, FL 33431-0922
                                 1-800-777-6472

                                    AUDITORS
                            Coopers & Lybrand L.L.P.
                              Fort Lauderdale, FL

                               INVESTMENT MANAGER
                              Ivy Management, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

                                  DISTRIBUTOR
                                 Ivy Mackenzie
                               Distributors, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                1-800-456-5111

                                                           [IVY MACKENZIE LOGO]

PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)

       EQUITY SECURITIES -- 88.3%            SHARES        VALUE
-----------------------------------------
BASIC INDUSTRIES -- 6.5%
AKZO Nobel NV(a).........................      12,000   $  1,647,509
Anglo-American Corporation of South
  Africa Limited (a).....................       6,000        361,478
AssiDoman AB(a)..........................      24,200        688,533
Companhia Vale do Rio Doce -- Sponsored
  ADR....................................      30,000        668,700
Crown Cork & Seal Company, Inc...........      46,000      2,458,125
Du Pont (E.I.) De Numours & Company......      27,000      1,697,625
Enso OY -- R Shares(a)...................      72,000        665,350
Ferro Corporation........................      38,000      1,408,375
Fletcher Challenge Building(a)...........     183,750        551,680
Fletcher Challenge Forests(a)............     195,716        283,855
Fletcher Challenge Paper(a)..............     184,500        446,396
Granges AB...............................       6,250         84,062
Guangdong Tannery Ltd.(a)................      80,000         30,979
Hanson PLC Sponsored ADR(a)..............      31,000        775,000
Harsco Corporation.......................      76,000      3,078,000
Holderbank Financiere Glaris AG(a).......       1,520      1,437,789
Imperial Chemical Industries PLC --
  Sponsored ADR (a)......................      19,000      1,080,625
Nampak Limited(a)........................      34,400        149,416
Semen Gresik(a)..........................     110,000        246,556
Stora Kopparbergs Bergslags
  Aktiebolag(a)..........................      46,200        746,859
Trelleborg AB B Free Shares(a)...........     106,300      1,745,918
Union Carbide Corporation Holding
  Company................................      19,000        894,188
UPM-Kymmene OY(a)........................      28,840        666,275
                                                        ------------
                                                          21,813,293
                                                        ------------
BUSINESS SERVICES -- 3.8%
Applied Graphics Technologies, Inc.*.....      32,000      1,272,000
Banta Corporation........................      36,000        976,500
BISYS Group, Inc.*.......................      18,000        751,500
Children's Comprehensive Services, Inc.*.      40,000        565,000
Cohr, Inc.*..............................      15,000        281,250
Copart, Inc.*............................      25,000        412,500
Corrections Corporation of America*......      36,300      1,442,925
Credit Acceptance Corp. *................      12,200        157,075
Daisytek International Corporation*......      25,600      1,014,400
Dendrite International, Inc.*............      20,600        339,900
Electronic Data Systems Corp. ...........      66,000      2,706,000
Gartner Group, Inc.*.....................      38,400      1,380,000
Profit Recovery Group International,
  Inc.*..................................      39,000        541,125
QuickResponse Services, Inc.*............      24,000        870,000
                                                        ------------
                                                          12,710,175
                                                        ------------
CAPITAL GOODS -- 4.0%
AGCO Corporation.........................      77,000      2,767,187
American Standard Companies, Inc.*.......      29,800      1,333,550
Caterpillar, Inc.........................       6,000        644,250
Fluor Corporation........................      15,000        827,812
Foster Wheeler Corporation...............      46,000      1,863,000
Johnson Controls, Inc....................      32,000      1,314,000
Kaydon Corporation.......................      27,000      1,339,875
Rauma OY (a).............................         803         18,397
S.K.F. AB Series "B" (a).................      32,000        827,688
Schneider, S.A. (a)......................      24,379      1,298,899
Tecumseh Products Company................      19,000      1,137,625
                                                        ------------
                                                          13,372,283
                                                        ------------
CONGLOMERATES -- 2.6%
Benpres Holdings Corp. -- Sponsored
  GDR*(a)................................      57,000        388,854
Cheung Kong(a)...........................     167,000      1,649,030
Guangdong Investments(a).................     800,000      1,203,003
Guangdong Investments Warrants*(a).......     160,000         75,381
Jardine Matheson Holdings Ltd.(a)........      75,200        533,920
Jardine Strategic Holdings Ltd.(a).......     171,562        648,504
Jardine Strategic Holdings Ltd.
  Warrants(a)............................      19,062   $      7,529
Metro Pacific Corporation(a).............   1,552,600        335,525
New World Development Company Ltd.(a)....     248,654      1,482,819
Pacific Dunlop Ltd.(a)...................     215,000        631,379
Swire Pacific Ltd. Class (a).............     184,000      1,656,581
                                                        ------------
                                                           8,612,525
                                                        ------------
CONSUMER DURABLES -- 2.5%
Brunswick Corp...........................      38,500      1,203,125
CIADEA S.A. ADR*(a)......................      40,150        172,666
Electrolux AB (a)........................      12,500        902,051
Fiat Sp A*(a)............................     265,000        953,159
PT Astra International(a)................     142,000        586,922
Perusahaan Otomobil Nasional Berhad(a)...      78,000        364,659
Peugeot Citroen(a).......................       6,200        599,836
Volkswagen AG(a).........................       3,600      2,731,195
Volvo AB B Shares(a).....................      28,000        749,575
                                                        ------------
                                                           8,263,188
                                                        ------------
CONSUMER NON-DURABLES -- 5.2%
Allegiance Corporation*..................      51,900      1,414,275
Cadbury Schweppes PLC(a).................      27,000        240,633
First Commonwealth, Inc.*................      18,000        333,000
Grand Metropolitan PLC Sponsored ADR(a)..      27,104      1,062,138
Group Danone(a)..........................       5,500        909,651
Mattel, Inc..............................      70,000      2,371,250
Nestle AG Registered(a)..................       1,813      2,395,197
PepsiCo, Inc.............................      51,000      1,915,687
President Enterprises*(a)................     123,000        243,345
Rembrandt Group Limited(a)...............      21,000        224,097
South African Breweries Ltd.(a)..........       5,287        162,321
South African Breweries Ltd. Sponsored
  ADR(a).................................       5,200        159,575
Time Warner, Inc. Preferred..............      23,000        980,375
Tsingtao Brewery Series H(a).............   1,176,000        455,386
Tupperware Corporation...................      18,500        675,250
Unilever NV ADR(a).......................       4,700      1,024,600
Vina Concha y Toro S.A.(a)...............      13,400        414,563
Warnaco Group, Inc. Class A..............      69,400      2,212,125
                                                        ------------
                                                          17,193,468
                                                        ------------
CONSUMER SERVICES -- 9.7%
ADT Limited*.............................      48,700      1,607,100
Apollo Group, Inc. -- Class A*...........      15,500        546,375
Blyth Industries, Inc.*..................      30,750      1,037,813
CHS Electronics, Inc.*...................      20,000        530,000
Carnival Corporation Class A.............      73,000      3,011,250
CompUSA, Inc.*...........................      27,200        584,800
Corporate Express, Inc.*.................      50,850        734,147
CUC International Inc. ..................      60,250      1,555,203
Dollar Tree Stores, Inc.*................      10,000        503,750
Extended Stay America, Inc.*.............      54,000        806,652
Far Eastern Department Stores Ltd. ......     150,000        238,489
Federated Department Stores, Inc.*.......      30,000      1,042,500
Galeries Lafayette *(a)..................       2,060        854,746
Genting Berhad(a)........................      70,000        335,577
Guitar Center, Inc.*.....................       7,500        126,562
Harte-Hanks Communications...............      60,000      1,770,000
International Speedway Corp. -- Class
  A*.....................................      37,000        726,125
J.C. Penney Co., Inc. ...................      38,000      1,983,125
Julius Meinl International AG (a)........       3,900        120,871
Just for Feet, Inc.*.....................      18,500        322,594
Lowe's Companies, Inc. ..................      40,000      1,485,000
Lusomundo-SGPS S.A. Preferred Shares(a)..      26,200        219,091
Metro Networks, Inc.*....................      18,500        448,625
Petco Animal Supplies, Inc.*.............      25,000        750,000
Pier 1 Imports, Inc. ....................      44,000      1,166,000

                      (See Notes to Financial Statements)

JUNE 30, 1997 (UNAUDITED)

            EQUITY SECURITIES                SHARES        VALUE
-----------------------------------------
Premier Parks, Inc.*.....................      22,000   $    811,250
Robinson Department Store Public Company
  Limited(a).............................     272,100         99,786
Royal Caribbean Cruises Ltd..............      27,300        953,794
Safeway plc (a)..........................     139,000        803,899
Santa Isabel S.A. Sponsored ADR(a).......       8,800        283,800
Scholastic Corporation*..................      25,000        875,000
Sears, Roebuck & Co. ....................      36,000      1,935,000
Sitel Corporation*.......................      25,000        515,625
Sun International Hotels Ltd.*...........      30,000      1,108,125
Sunglass Hut International, Inc.*........      98,500        621,781
TRM Copy Centers Corporation*............      62,000        658,750
Tourism Holdings Limited(a)..............     421,000        596,327
Viking Office Products, Inc.*............      10,000        190,000
West Marine Inc.*........................      17,500        450,625
                                                        ------------
                                                          32,410,157
                                                        ------------
ENERGY -- 4.9%
Dresser Industries, Inc..................      58,000      2,160,500
Elf Aquitaine S.A.(a)....................      10,000      1,079,896
Fletcher Challenge Energy(a).............     263,750        795,442
Helmerich & Payne, Inc. .................      30,000      1,728,750
Noble Drilling Corporation*..............      57,000      1,286,063
Norsk Hydro A.S. Sponsored ADR(a)........      27,800      1,506,413
Nuevo Energy Company*....................      33,300      1,365,300
Offshore Logistics, Inc.*................      24,146        455,756
Parker & Parsley Petroleum Company.......      25,000        884,375
Schlumberger, Ltd. ......................      16,000      2,000,000
Shell Transport & Trading Co.(a).........     195,000      1,328,985
Total S.A. ADR(a)........................      20,155      1,020,347
YPF S.A. Sponsored ADR(a)................      22,000        676,500
                                                        ------------
                                                          16,288,327
                                                        ------------
FINANCIAL SERVICES -- 14.8%
A.F.P. Provida S.A. Sponsored ADR(a).....      10,300        225,312
ABN Amro Bank(a).........................      34,800        650,062
AMBAC, Inc...............................      27,000      2,062,125
Aegon NV.................................      13,032        913,055
Arab Malaysian Corporation Berhad(a).....     189,000        703,882
Asia Credit Company PLC(a)...............      17,000         43,312
Australia & New Zealand Banking Group
  Ltd.(a)................................      78,000        578,489
Banco Popolare di Milano(a)..............     135,000        808,096
Bangkok Bank Public Company Limited(a)...      45,000        309,207
Bank of Ireland(a).......................      89,175        981,760
Bank of Scotland(a)......................     180,000      1,150,364
Bankers Trust New York Corp.*............      10,000        870,000
Banque Nationale de Paris(a).............      13,500        556,930
Barclays PLC(a)..........................      30,500        605,073
Compagnie Financiere de Paribas(a).......      12,455        861,316
Credit Suisse Group......................       6,500        835,991
Dhana Siam Finance & Securities Public
Company Limited(a).......................      55,000         29,193
Donaldson, Lufkin & Jenrette, Inc.*......       8,000        478,000
Exel Limited.............................      51,000      2,690,250
Federal Agricultural Mortgage Corp. Class
  C*.....................................      15,000        543,750
Federal Home Loan Mortgage Corp..........      84,000      2,887,500
Federal National Mortgage Association....      53,000      2,312,125
First Chicago NBD Corporation............      26,000      1,573,000
First Union Corporation..................      18,000      1,665,000
Fortis Amev NV(a)........................      24,500      1,092,878
Green Tree Financial Corp. ..............      17,000        605,625
HSBC Holdings plc(a).....................      47,997      1,443,513
ING Groep NV(a)..........................      28,256      1,305,129
J.P. Morgan & Company Inc................      12,000      1,252,500
Krung Thai Bank Public Company
  Limited(a).............................      75,000         78,170
Krung Thai Thanakit PLC(a)...............      26,000         14,804
Litchfield Financial Corp................      31,500   $    515,813
MedQuist, Inc.*..........................       9,500        288,562
National Australia Bank Ltd.(a)..........      42,000        596,873
National Westminster Bank PLC(a).........      41,500        557,728
NationsBank Corporation..................      28,600      1,844,700
Nava Finance and Securities Public
  Company Limited*(a)....................      40,000         15,441
Norwest Corporation......................      20,800      1,170,000
PMT Services, Inc.*......................      50,000        762,500
PennCorp Financial, Inc. ................      39,000      1,501,500
Peregrine Investment Holdings(a).........     828,000      1,704,675
Peregrine Investment Holdings
  Warrants*(a)...........................      82,800         36,338
Providian Corporation....................      30,000        963,750
RHB Capital Berhad(a)....................     103,000        326,465
Salomon, Inc.............................      22,000      1,223,750
Signet Banking Corporation...............      44,000      1,584,000
Societe Generale.........................       4,700        525,163
Terra Nova (Bermuda) Holdings Ltd. ......      70,000      1,470,000
Travelers, Inc...........................      32,750      2,065,297
United Waste Systems Inc.*...............      39,000      1,599,000
Westpac Banking Corp. Ltd.(a)............      84,000        501,537
                                                        ------------
                                                          49,379,503
                                                        ------------
HEALTHCARE -- 11.4%
Advanced Health Corporation*.............       6,000        110,250
Agouron Pharmaceuticals, Inc.*...........       5,000        404,375
Alkermes, Inc.*..........................      20,000        290,000
American Medserve Corp.*.................      25,000        325,000
Apria Healthcare Group, Inc.*............      35,000        621,250
Astra AB -- B Free Shares(a).............      88,000      1,564,848
Biochem Pharma, Inc.*....................      51,000      1,134,750
Boston Scientific Corporation*...........      18,000      1,105,875
CIMA Labs, Inc.*.........................      21,600         89,100
Coast Dental Services, Inc.*.............       8,000        122,000
Columbia/HCA Healthcare Corp. ...........      61,500      2,417,719
Compdent Corporation*....................      28,000        589,750
Cytec Corporation*.......................       5,000        135,625
Depotech Corporation*....................      12,000        163,500
Dura Pharmaceuticals, Inc.*..............      33,600      1,339,800
Elan Corp. PLC -- Sponsored ADR*(a)......      95,000      4,298,750
FPA Medical Management, Inc.*............      26,000        615,875
Geltex Pharmaceuticals, Inc.*............      24,000        483,000
Health Management Associates, Inc.*......      32,000        912,000
Heartport, Inc.*.........................      15,000        264,375
Horizon Mental Health Management, Inc.*..      50,500      1,136,250
Integrated Living Communities, Inc.*.....      57,000        655,500
Liposome Company, Inc.*..................      94,000        840,125
Medpartners, Inc.*.......................      76,000      1,643,500
Merck KGaA (a)...........................      24,000      1,046,751
NABI, Inc.*..............................      50,000        331,250
NCS HealthCare, Inc. Class A*............       7,400        224,775
Neurex Corporation*......................      26,000        367,250
Norland Medical Systems, Inc.*...........      15,000        163,125
OccuSystems, Inc.*.......................      19,500        565,500
Omnicare, Inc. ..........................      39,200      1,229,900
Orthodontic Centers of America, Inc.*....     110,500      2,009,719
PathoGenesis Corp.*......................      16,000        466,000
Pediatrix Medical Group Inc. ............      16,800        769,650
Penederm, Inc.*..........................       5,500         74,250
Pharmacia & Upjohn, Inc. ................      29,000      1,007,750
Pharmacyclics, Inc.*.....................       8,000        124,000
PhyCor, Inc.*............................      34,987      1,204,865
Renal Treatment Centers Inc.*............      44,000      1,182,500
Sepracor, Inc.*..........................      30,000        774,375
Serologicals Corporation*................      27,000        621,000
Sonus Pharmaceuticals, Inc.*.............      22,500        632,812
Total Renal Care Holdings, Inc.*.........      18,000        723,375
Trinity Biotech PLC ADR Warrants A*......      60,000         45,000
Trinity Biotech PLC ADR Warrants B*......      30,000         24,390

                      (See Notes to Financial Statements)

JUNE 30, 1997 (UNAUDITED)

            EQUITY SECURITIES                SHARES        VALUE
-----------------------------------------
US Surgical Corp.*.......................      27,000   $  1,005,750
Ventana Medical Systems, Inc.*...........      34,000        420,750
Vertex Pharmaceuticals, Inc.*............       7,000        267,750
VidaMed, Inc.*...........................      30,000        151,875
Vivus, Inc.*.............................      48,000      1,143,000
Yung Shin Pharmaceuticals Industries
  Co.(a).................................      75,000        211,780
                                                        ------------
                                                          38,052,359
                                                        ------------
INDUSTRIAL -- 1.7%
Clipsal Industries Ltd. (a)..............     252,000        892,080
General Electric Company.................      28,000      1,830,500
Hunter Douglas NV (a)....................       9,900        843,812
SMH AG Bearer (a)........................       1,000        572,075
Suez Lyonnaise des Eaux (a)..............       9,399        947,755
Waste Management
  International plc*(a)..................      51,400        469,025
                                                        ------------
                                                           5,555,247
                                                        ------------
MISCELLANEOUS -- 0.1%
Fidelity Advisor Korea Fund*.............      40,000        350,000
                                                        ------------
PROPERTY DEVELOPERS & INVESTMENT -- 0.2%
DBS Land Limited (a).....................     157,000        496,304
Land & General Berhad (a)................     150,000        172,345
                                                        ------------
                                                             668,649
                                                        ------------
TECHNOLOGY -- 18.2%
ASM Lithography Holding NV*(a)...........      16,000        936,000
Acer Incorporation*(a)...................      55,000        197,841
Advanced Fibre Communications*...........      17,400      1,050,525
Aerial Communications, Inc.*.............      40,000        340,000
Altera Corporation*......................      24,800      1,252,400
American Power Conversion Corp.*.........      38,000        722,000
ANADIGICS, Inc.*.........................      15,000        465,000
Analog Devices, Inc.*....................      31,333        832,283
Baan Company NV*(a)......................      11,000        757,625
Bell & Howell Holdings Company*..........      84,000      2,588,250
CBT Group PLC Sponsored ADR*.............      27,500      1,735,938
Cabletron Systems, Inc.*.................      31,000        877,688
Checkfree Corporation*...................      48,000        846,000
CIENA Corporation*.......................       9,000        424,125
Cisco Systems, Inc.*.....................      71,000      4,765,875
Citrix Systems, Inc.*....................       8,600        377,325
Compeq Manufacturing Co.(a)..............      33,600        239,309
Cymer, Inc.*.............................       8,000        390,000
DSP Communications, Inc.*................      26,000        286,000
Elec & Eltek International Co. Ltd.(a)...     145,000        812,000
FactSet Research Systems Inc.*...........      19,400        475,300
Forte Software, Inc.*....................      16,000        215,000
Gemstar International Group Limited*.....      52,200        959,175
Gilat Satellite Networks Ltd. ...........      15,000        498,750
HNC Software Inc.........................      15,000        571,875
Harmonic Lightwaves, Inc.*...............       6,500        111,312
Hewlett-Packard Company..................      38,000      2,128,000
IKOS Systems, Inc.*......................      23,000        491,625
Infinity Financial Technology, Inc.*.....      22,500        367,031
Ingram Micro, Inc.*......................      28,000        675,500
Integrated Process Equipment
  Corporation*...........................      10,000        253,125
Intel Corp. .............................      26,000      3,687,125
Interlink Computer Sciences, Inc.*.......      69,500        529,938
International Business Machines Corp.....      25,000      2,254,687
International Network Services*..........      20,000        520,000
International Telecommunication Data
  Systems, Inc.*.........................      26,500        649,250
IONA Technologies PLC -- ADR.............      29,000        572,750
KLA Instruments Corporation..............      20,000   $    975,000
Komag, Inc.*.............................      15,000        245,625
Lattice Semiconductor Corp.*.............      16,000        904,000
Linear Technology Corporation............       8,000        414,000
Maxim Integrated Products, Inc.*.........      23,800      1,353,625
McAfee Associates, Inc.*.................      14,100        890,062
Microsoft Corporation*...................      12,300      1,554,413
NeoMagic Corp.*..........................       8,000        179,000
Network Appliance, Inc.*.................      16,500        627,000
Optika Imaging Systems, Inc.*............     113,800        569,000
Oracle Systems Corp.*....................      33,400      1,682,525
P-COM, Inc. .............................      24,000        792,000
Pairgain Technologies, Inc.*.............      44,400        688,200
Pegasystems Inc..........................      20,000        627,500
Peoplesoft, Inc.*........................      13,000        685,750
Periphonics Corporation*.................      30,000        645,000
Philips Electronics NV (a)...............      18,600      1,334,727
Planning Sciences Int'l. plc -- Sponsored
  ADR*...................................      30,000        172,500
Premisys Communications, Inc.*...........      16,000        252,000
Proxim, Inc.*............................      38,000        921,500
RadiSys Corporation*.....................      16,900        671,775
Rational Software Corporation*...........      20,000        336,250
Remedy Corporation*......................      16,500        660,000
Renaissance Solutions, Inc.*.............      20,000        740,000
Sawtek Inc.*.............................      11,300        381,375
SeaChange International, Inc.*...........       5,000        141,250
Security Dynamics Technologies, Inc.*....      17,500        645,312
Siebel Systems, Inc.*....................      17,000        548,250
Sykes Enterprises, Inc.*.................      36,300        943,800
Synopsys, Inc.*..........................      18,000        661,500
Systemsoft Corporation*..................      35,000        376,250
Systex Corporation*(a)...................      70,062        154,993
Systex Corporation Rights*(a)............      15,989         15,241
Technology Modeling Associates, Inc.*....      10,000        136,250
Tecnomatix Technologies Ltd. ............       3,500        113,750
Transaction Network Services, Inc.*......      63,750        900,469
Transactions Systems Architects, Inc.*...      14,500        500,250
Ultratech Stepper, Inc.*.................      10,000        228,750
Veritas Software Corporation*............      22,000      1,105,500
Whittman-Hart, Inc.*.....................      25,000        703,125
Xylan Corporation*.......................      21,000        357,000
                                                        ------------
                                                          60,691,144
                                                        ------------
TELEPHONE & ELECTRIC -- 2.7%
Cia. de Telecomunicaciones de Chile
  S.A.(a)................................      10,625        350,625
Empresa Nacional de Electricidad --
  ADR(a).................................      21,900      1,862,869
Empresa Nacional de Electridad S.A.(a)...      11,800        266,238
PT Telekomunikasi Indonesia -- Foreign
  Registered(a)..........................     280,000        457,742
Portugal Telecom S.A. -- ADR(a)..........      10,800        433,350
Telecomunicacoes Brasileiras S.A. ADR
  (Telebras).............................      13,400      2,033,450
Telefonica de Argentina -- ADS(a)........       9,100        315,088
Telefonica de Espana S.A. -- ADR(a)......      29,200      2,518,500
Western Wireless Corp.*..................      19,000        301,625
WinStar Communications, Inc.*............      26,500        354,437
                                                        ------------
                                                           8,893,924
                                                        ------------
TOTAL EQUITY SECURITIES
  (Cost -- $214,460,479).................                294,254,242
                                                        ------------

                      (See Notes to Financial Statements)

JUNE 30, 1997 (UNAUDITED)

      REAL ESTATE INVESTMENT TRUSTS
             (REITS) -- 1.7%                 SHARES        VALUE
-----------------------------------------
Amli Residential Properties Trust........      60,000   $  1,410,000
Apartment Investment & Management Co.....      38,000      1,073,500
Beacon Properties Corporation............      28,000        934,500
First Industrial Realty Trust, Inc.......      40,000      1,170,000
Walden Residential Properties, Inc.......      47,000      1,204,375
                                                        ------------
TOTAL REITS
  (Cost -- $5,405,347)...................                  5,792,375
                                                        ------------
TOTAL INVESTMENTS -- 90%
  (Cost -- $219,865,826).................                300,046,617
OTHER ASSETS, LESS
  LIABILITIES -- 10.0%...................                 33,383,644
                                                        ------------
NET ASSETS -- 100%.......................               $333,430,261
                                                        ============
ADR  - American Depository Receipt
ADS  - American Depository Share
GDR  - Global Depository Receipt
NV   - Non-voting
 *  Non-income producing security.
(a) Foreign security.
(b) Cost is approximately the same for Federal income
    tax purposes.

OTHER INFORMATION:
At June 30, 1997, net unrealized appreciation based on cost for financial statement and Federal income tax purposes is as follows:
    Gross unrealized appreciation....................   $ 92,150,251
    Gross unrealized depreciation....................    (11,969,460)
                                                        ------------
        Net unrealized appreciation..................   $ 80,180,791
                                                        ============
Purchases and sales of securities other than short-term obligations aggregated $46,273,785 and $84,592,511, respectively, for the period ended June 30, 1997.

Forward foreign currency contracts at June 30, 1997 were:

          FORWARD CONTRACTS              PRINCIPAL       VALUE OF      UNREALIZED
  (CURRENCY/EXPIRATION/COMMITMENT)        AMOUNT        OBLIGATION    APPRECIATION
-------------------------------------  -------------   ------------   ------------
Deutsch Marks/September 97/Sell......     904,097 US   $   (897,663)    $  6,434
French Francs/September 97/Sell......   2,492,608 US     (2,477,101)      15,507
French Francs/September 97/Sell......   6,122,199 US     (8,979,209)     142,990
Netherland Guilders/September
 97/Sell.............................   1,901,764 US     (1,887,314)      14,450
Swiss Francs/September 97/Sell.......   1,311,108 US     (1,293,112)      17,996
                                                       ------------     --------
Total forward foreign currency
 exchange contracts sold.............                  $(15,534,399)    $197,377
                                                       ============     ========

Transactions in written call options during the period ended June 30, 1997 were:

                                      NUMBER OF      PREMIUMS
                                      CONTRACTS   RECEIVED/(PAID)
                                      ---------   ---------------
Outstanding at December 31, 1996....     3,865       $ 918,726
  Contracts written.................       265          68,849
  Contracts sold....................    (1,865)       (510,755)
  Contracts expired.................    (1,298)       (273,605)
  Contracts exercised...............      (967)       (203,215)
                                       -------       ---------
Outstanding at June 30, 1997........        --       $      --
                                       =======       =========

                      (See Notes to Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)

ASSETS
Investments, at value (identified cost -- $219,865,826).....  $300,046,617
Cash........................................................    33,546,637
Cash denominated in foreign currencies (cost -- $58,519)....        58,020
Receivables
  Open forward foreign currency contracts...................       197,377
  Fund shares sold..........................................        10,000
  Dividends and interest....................................       395,644
Other assets................................................        52,050
                                                              ------------
  Total assets..............................................   334,306,345
                                                              ------------
LIABILITIES
Payables
  Investments purchased.....................................       486,950
  Management fee............................................       231,784
  12b-1 service and distribution fees.......................        18,609
  Other payables to related parties.........................        98,348
Accrued expenses............................................        40,393
                                                              ------------
  Total liabilities.........................................       876,084
                                                              ------------
NET ASSETS..................................................  $333,430,261
                                                              ============
CLASS A
Net asset value and redemption price per share
  ($328,756,707/16,929,031 shares outstanding)..............  $      19.42
                                                              ============
Maximum offering price per share ($19.42 X 100/94.25)*......  $      20.60
                                                              ============
CLASS B
Net asset value, offering price and redemption price per
  share ($4,383,080/227,641 shares outstanding)**...........  $      19.25
                                                              ============
CLASS C
Net asset value, offering price and redemption price per
  share ($290,474/15,171 shares outstanding)***.............  $      19.15
                                                              ============
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $235,083,458
  Undistributed net realized gain on investments and foreign
    currency transactions...................................    17,561,891
  Undistributed net investment income.......................       413,455
  Net unrealized appreciation on
    Investments and foreign currency transactions...........    80,174,080
    Forward foreign currency contracts......................       197,377
                                                              ------------
NET ASSETS..................................................  $333,430,261
                                                              ============

  * On sales of more than $50,000 the offering price is reduced.
 ** Subject to a maximum contingent deferred sales charge of 5%.
*** Subject to a maximum contingent deferred sales charge of 1%.

                      (See Notes to Financial Statements)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
  Dividends, net of $142,751 foreign taxes withheld.........               $ 2,159,859
  Interest..................................................                   426,603
                                                                           -----------
                                                                             2,586,462
                                                                           -----------
EXPENSES
  Management fee............................................  $1,337,256
  Transfer agent fee........................................     397,073
  Administrative services fee...............................     157,324
  Custodian fees............................................      56,719
  Blue Sky fees.............................................      12,586
  Auditing and accounting fees..............................      18,020
  Shareholder reports.......................................      12,102
  Fund accounting...........................................      51,991
  Trustees' fees............................................       2,977
  12b-1 service and distribution fees.......................     102,008
  Legal fees................................................      13,303
  Other.....................................................      62,362
                                                                           -----------
      Total expenses........................................                 2,223,721
                                                                           -----------
NET INVESTMENT INCOME.......................................                   362,741
                                                                           -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  TRANSACTIONS
  Net realized gain (loss) on
    Investments and foreign currency transactions...........                16,759,270
    Options.................................................                (1,152,465)
    Forward foreign currency contracts......................                 1,533,355
  Net unrealized appreciation during the period on
    Investments and foreign currency transactions...........                10,175,450
    Options.................................................                   472,707
    Forward foreign currency contracts......................                   267,533
                                                                           -----------
      Net gain on investment transactions...................                28,055,850
                                                                           -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............               $28,418,591
                                                                           ===========

                      (See Notes to Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                   FOR THE YEAR
                                                              FOR THE SIX MONTHS      ENDED
                                                                ENDED JUNE 30,     DECEMBER 31,
                                                              ------------------   ------------
                                                                    1997*              1996
                                                              ------------------   ------------
INCREASE IN NET ASSETS
Operations
  Net investment income.....................................      $    362,741     $    362,902
  Net realized gain (loss) on
    Investments and foreign currency transactions...........        18,292,625       31,145,326
    Options.................................................        (1,152,465)        (480,845)
  Net unrealized appreciation (depreciation) during the
    period on
    Investments and foreign currency transactions...........        10,175,450       18,302,190
    Options.................................................           472,707         (472,707)
    Forward foreign currency contracts......................           267,533          167,966
                                                                  ------------     ------------
      Net increase resulting from operations................        28,418,591       49,024,832
                                                                  ------------     ------------
Class A distributions
  From net investment income................................                --         (389,158)
  In excess of net investment income........................                --       (1,722,867)
  From net realized gain....................................                --      (28,336,336)
                                                                  ------------     ------------
      Total distributions to Class A shareholders...........                --      (30,448,361)
                                                                  ------------     ------------
Class B distributions
  From net realized gain....................................                --         (346,890)
                                                                  ------------     ------------
      Total distributions to Class B shareholders...........                --         (346,890)
                                                                  ------------     ------------
Class C distributions
  In excess of net investment income........................                --             (395)
  From net realized gain....................................                --           (8,094)
                                                                  ------------     ------------
      Total distributions to Class C shareholders...........                --           (8,489)
                                                                  ------------     ------------
Fund share transactions (Note 4)
  Class A...................................................       (14,196,268)       6,870,702
  Class B...................................................           183,198        1,041,023
  Class C...................................................           177,309           91,198
                                                                  ------------     ------------
      Net increase (decrease) resulting from Fund share
       transactions.........................................       (13,835,761)       8,002,923
                                                                  ------------     ------------
TOTAL INCREASE IN NET ASSETS................................        14,582,830       26,224,015
NET ASSETS
  Beginning of period.......................................       318,847,431      292,623,416
                                                                  ------------     ------------
  END OF PERIOD.............................................      $333,430,261     $318,847,431
                                                                  ============     ============
UNDISTRIBUTED NET INVESTMENT INCOME.........................      $    413,455     $     50,714
                                                                  ============     ============

* Unaudited.

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS

                                       FOR THE SIX
               CLASS A                 MONTHS ENDED
                                         JUNE 30,                            FOR THE YEAR ENDED DECEMBER 31,
                                       ------------      ------------------------------------------------------------------------
                                          1997*            1996            1995            1994            1993            1992
       SELECTED PER SHARE DATA         ------------      --------        --------        --------        --------        --------
Net asset value, beginning of
  period.............................    $  17.76        $  16.75        $  13.91        $  15.14        $  14.98        $  16.91
                                         --------        --------        --------        --------        --------        --------
  Income (loss) from investment
    operations
  Net investment income..............         .02(g)          .02(a)          .05(a)          .05(a)          .10(a)          .17(a)
  Net realized and unrealized gain
    (loss) on investment
    transactions.....................        1.64(g)         2.86            3.73            (.49)           1.74             .70
                                         --------        --------        --------        --------        --------        --------
    Total from investment
      operations.....................        1.66            2.88            3.78            (.44)           1.84             .87
                                         --------        --------        --------        --------        --------        --------
  Less distributions
  From net investment income.........          --             .02             .02             .05             .10             .15
  In excess of net investment
    income...........................          --             .11              --              --              --              --
  From net realized gain.............          --            1.74             .89             .74            1.58            2.65
  In excess of net realized gain.....          --              --             .03              --              --              --
                                         --------        --------        --------        --------        --------        --------
    Total distributions..............          --            1.87             .94             .79            1.68            2.80
                                         --------        --------        --------        --------        --------        --------
Net asset value, end of period.......    $  19.42        $  17.76        $  16.75        $  13.91        $  15.14        $  14.98
                                         ========        ========        ========        ========        ========        ========
Total return(%)......................        9.35(c)        17.22(b)        27.33(b)        (2.97)(b)       12.29(b)         5.21(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands).........................    $328,757        $314,908        $289,954        $231,446        $268,533        $226,068
Ratio of expenses to average net
  assets
  With expense reimbursement(%)......          --            1.45            1.59            1.38            1.33            1.32
  Without expense reimbursement(%)...        1.40(d)         1.45            1.60            1.49            1.43            1.40
Ratio of net investment income to
  average net assets(%)..............         .24(d)          .13(a)          .32(a)          .32(a)          .64(a)          .98(a)
Portfolio turnover rate(%)...........          16              72              41              39              77(e)          138
Average commission rate(f)...........    $  .0451        $  .0439             N/A             N/A             N/A             N/A

                                                                                                                  FOR THE PERIOD
                                                         FOR THE SIX                                             OCTOBER 23, 1993
                        CLASS B                          MONTHS ENDED             FOR THE YEAR ENDED              (COMMENCEMENT)
                                                           JUNE 30,                  DECEMBER 31,                TO DECEMBER 31,
                                                         ------------      --------------------------------      ----------------
                                                            1997*           1996        1995          1994             1993
                SELECTED PER SHARE DATA                  ------------      ------      ------        ------      ----------------
Net asset value, beginning of period...................     $17.69         $16.75      $13.91        $15.14            $16.42
                                                            ------         ------      ------        ------            ------
  Income (loss) from investment operations
  Net investment loss..................................       (.06)(g)       (.13)(a)    (.08)(a)      (.04)(a)            --
  Net realized and unrealized gain (loss) on investment
    transactions.......................................       1.62(g)        2.81        3.71          (.54)              .37
                                                            ------         ------      ------        ------            ------
    Total from investment operations...................       1.56           2.68        3.63          (.58)              .37
                                                            ------         ------      ------        ------            ------
  Less distributions
  From net investment income...........................         --             --          --            --               .07
  From net realized gain...............................         --           1.74         .73           .52              1.58
  In excess of net realized gain.......................         --             --         .06           .13                --
                                                            ------         ------      ------        ------            ------
    Total distributions................................         --           1.74         .79           .65              1.65
                                                            ------         ------      ------        ------            ------
Net asset value, end of period.........................     $19.25         $17.69      $16.75        $13.91            $15.14
                                                            ======         ======      ======        ======            ======
Total return(%)........................................       8.82(c)       16.02(b)    26.13(b)      (3.90)(b)          2.34(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)...............     $4,383         $3,850      $2,669        $1,399            $   65
Ratio of expenses to average net assets
  With expense reimbursement(%)........................         --           2.37        2.55          2.34              2.31(d)
  Without expense reimbursement(%).....................       2.31(d)        2.37        2.56          2.45              2.44(d)
Ratio of net investment loss to average net
  assets(%)............................................       (.66)(d)       (.79)(a)    (.64)(a)      (.64)(a)          (.33)(a)(d)
Portfolio turnover rate(%).............................         16             72          41            39                77(e)
Average commission rate(f).............................     $.0451         $.0439         N/A           N/A               N/A

                      (See Notes to Financial Statements)

                                                                                  FOR THE PERIOD
                                                              FOR THE SIX         APRIL 30, 1996
                          CLASS C                             MONTHS ENDED        (COMMENCEMENT)
                                                                JUNE 30,          TO DECEMBER 31,
                                                              ------------        ---------------
                                                                 1997*                 1996
                  SELECTED PER SHARE DATA                     ------------        ---------------
Net asset value, beginning of period........................     $17.59               $ 18.46
                                                                 ------               -------
  Loss from investment operations
  Net investment loss.......................................       (.06)(g)              (.06)(a)
  Net realized and unrealized gain on investment                   1.62(g)
    transactions............................................                             1.02
                                                                 ------               -------
    Total from investment operations........................       1.56                   .96
                                                                 ------               -------
  Less distributions
  In excess of net investment income........................         --                   .09
  From net realized gain....................................         --                  1.74
                                                                 ------               -------
    Total distributions.....................................         --                  1.83
                                                                 ------               -------
Net asset value, end of period..............................     $19.15               $ 17.59
                                                                 ======               =======
Total return(%)(c)..........................................       8.87                  5.20
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................     $  290               $    90
Ratio of expenses to average net assets
  With expense reimbursement(%)(d)..........................         --                  2.44
  Without expense reimbursement(%)(d).......................       2.26                  2.44
Ratio of net investment loss to average net assets(%)(d)....       (.62)                 (.86)(a)
Portfolio turnover rate(%)..................................         16                    72
Average commission rate(f)..................................     $.0451               $ .0439
(a)    Net investment income (loss) is net of expenses reimbursed by manager.
(b)    Total return does not reflect a sales charge.
(c)    Total return represents aggregate total return and does not reflect a sales charge.
(d)    Annualized.
(e)    The portfolio turnover rate excludes sales of portfolio
       securities made following the February 1, 1993
       reorganization between the Fund and American Investors
       Growth Fund, Inc. to realign the Fund's portfolio and
       reflects an adjustment to the monthly average value of the portfolio securities owned by the Fund during the year ended
       December 31, 1993.
(f)    For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
       This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.
(g)    Based on average shares outstanding.
 *     Unaudited.

                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Ivy Growth Fund (the Fund), is a diversified series of shares of Ivy Fund. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B and Class C are authorized. Ivy Fund was organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities traded on a U.S. or foreign stock exchange, or the National Association of Securities Dealers Automated Quotation ("NASDAQ") System, are valued at the last quoted sale price reported as of the close of regular trading on the exchange the security is traded most extensively. If there is no such sale, the security is valued at the calculated mean between the last bid and asked price on the exchange. Securities not traded on an exchange or NASDAQ, but traded in another over-the-counter market are valued at the average between the current bid and asked prices in such markets. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees (the Board), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. For valuation purposes, quotations of foreign securities in foreign currencies are translated into U.S. dollar equivalents using the foreign exchange quotation in effect. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board; as of June 30, 1997, there were no such securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Realized gains and losses from security transactions are calculated on an identified cost basis.

     OPTIONS -- The Fund may write (sell) put options on securities and stock indicies, and may write (sell) covered call options on securities held in its portfolio. When the Fund writes a call, it gives the purchaser of the call option the right to buy the underlying security at the price specified in the option (the "exercise price") at any time during the option period, generally ranging up to nine months. When the fund holds covered call options, the underlying securities are held in a segregated account by the custodian.

     If the option expires unexercised, the Fund will realize income, in the form of a capital gain, to the extent of the amount received for the option (the "premium"). If the option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder. For options on indices, cash settlement by the Fund will be required if the option is exercised.

     By writing a call option, the Fund forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security or currency above the exercise price.

     The liability representing the Fund's obligation under an exchange traded written call option is valued at the last sale price or, in the absence of a sale, the last offering price. In addition, the Fund may purchase put options on securities and stock indices. Exchange traded purchased options are valued at the last sale price or, in the absence of a sale, the last bid price.

     FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code, as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, are declared in December.

     FOREIGN CURRENCY TRANSLATIONS -- Foreign currency transactions from foreign investment activity are translated into U.S. dollars on the following basis: (i) market value of securities, and dividends and interest receivable are translated at the closing daily rate of exchange; and, (ii) purchases and sales of investment securities are translated at the rate at which related foreign contracts are obtained or at the exchange rate prevailing on the date of the transaction. Exchange gains or losses from currency translation of other assets and liabilities, if significant, are reported as a separate component of Net realized and unrealized gain (loss) on investment transactions.

     Section 988 of the Internal Revenue Code provides that gains and losses on certain transactions attributable to fluctuations in foreign currency exchange rates must

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

be treated as ordinary income or loss. Accordingly, distributions for financial statement purposes may differ from the characterization of such distributions determined on a Federal income tax basis.

     FORWARD FOREIGN CURRENCY CONTRACTS -- Forward foreign currency contracts may be entered into for purposes of hedging specific securities denominated in foreign currencies. Forward contracts are marked to market daily, and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if the counter parties are unable to meet the terms of the contracts.

     RECLASSIFICATIONS -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to investments in foreign denominated securities, investments in forward foreign currency contracts, passive foreign investment companies, and certain securities sold at a loss. As a result, Net investment income (loss) and Net realized gain (loss) on investments and foreign currency transactions for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

2. RELATED PARTIES

     Ivy Management, Inc. (IMI) is the Manager and Investment Adviser of the Fund. For its services, IMI receives a fee monthly at the annual rate of .85% of the Fund's average net assets.

     Mackenzie Investment Management Inc. (MIMI), of which IMI is a wholly-owned subsidiary, provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and expenses are reflected as Administrative services fee and Fund accounting in the Statement of Operations.

     Ivy Mackenzie Distributors, Inc. (IMDI), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the six months ended June 30, 1997, the net amount of underwriting discount retained by IMDI was $9,030.

     Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate not to exceed .25% of its average net asset value of shares issued after December 31, 1991. Class B and Class C shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average net asset value of Class B and Class C shares. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $81,628, $19,577 and $803, for Class A, Class B and Class C, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.

     Ivy Mackenzie Services Corp. (IMSC), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $392,952, $3,991 and $130, for Class A, Class B and Class C, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION

     Trustees who are not affiliated with IMI or MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. FUND SHARE TRANSACTIONS

     Fund share transactions for Class A, Class B and Class C were as follows:

                               SIX MONTHS ENDED               YEAR ENDED
                                 JUNE 30, 1997             DECEMBER 31, 1996
                           -------------------------   -------------------------
         CLASS A             SHARES        AMOUNT        SHARES        AMOUNT
         -------           ----------   ------------   ----------   ------------
Sold.....................   1,629,527   $ 29,314,478    1,496,693   $ 27,187,211
Issued on reinvestment of
 distributions...........          --             --    1,580,308     28,065,960
Repurchased..............  (2,431,088)   (43,510,746)  (2,657,170)   (48,382,469)
                           ----------   ------------   ----------   ------------
Net increase (decrease)..    (801,561)  $(14,196,268)     419,831   $  6,870,702
                           ==========   ============   ==========   ============

                               SIX MONTHS ENDED               YEAR ENDED
                                 JUNE 30, 1997             DECEMBER 31, 1996
                           -------------------------   -------------------------
         CLASS B             SHARES        AMOUNT        SHARES        AMOUNT
         -------           ----------   ------------   ----------   ------------
Sold.....................      34,596   $    613,748      103,139   $  1,850,267
Issued on reinvestment of
 distributions...........          --             --       18,721        331,192
Repurchased..............     (24,582)      (430,550)     (63,589)    (1,140,436)
                           ----------   ------------   ----------   ------------
Net increase.............      10,014   $    183,198       58,271   $  1,041,023
                           ==========   ============   ==========   ============

                                                          FROM APRIL 30, 1996
                               SIX MONTHS ENDED             (COMMENCEMENT)
                                 JUNE 30, 1997           TO DECEMBER 31, 1996
                           -------------------------   -------------------------
         CLASS C             SHARES        AMOUNT        SHARES        AMOUNT
         -------           ----------   ------------   ----------   ------------
Sold.....................      20,324   $    351,521        5,921   $    105,632
Issued on reinvestment of
 distributions...........          --             --          482          8,487
Repurchased..............     (10,277)      (174,212)      (1,279)       (22,921)
                           ----------   ------------   ----------   ------------
Net increase.............      10,047   $    177,309        5,124   $     91,198
                           ==========   ============   ==========   ============

03IVYFX063097

June 30, 1997

Ivy
Growth
with Income
Fund

-------------
Semi-Annual
Report
-------------
This report and the
financial statements
contained herein are
submitted for the general
information of the
shareholders. This report
is not authorized for
distribution to prospective
investors unless preceded or
accompanied by an effective
prospectus.

Ivy Management, Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111

                                 THROUGHOUT THE
                                   CENTURIES,
                               THE CASTLE KEEP HAS
                                  BEEN A SOURCE
                              OF LONG-RANGE VISION
                                  AND STRATEGIC
                                    ADVANTAGE.

Market Commentary:

     As it has for several quarters, the strength of the US economy and broader stock market -- as measured by the Standard & Poor's 500 and the Dow Jones Industrial Average -- continue to surprise most observers. With the market seemingly fully valued by most measures, investors are paying close attention to corporate earnings reports and tend to quickly sell stocks of companies that fail to meet expectations. This contributes to volatility in stock prices
     We continue to search for investment opportunities using a criterion whereby projected long-term earnings growth for a company should exceed the price-to-earnings ratio of its stock. The universe of stocks considered for the Ivy Growth with Income Fund is domestic mid- and large-capitalization stocks. With large-capitalization stocks at historically high valuations, most recent additions to the Fund were found among the mid-range companies -- although we have found some attractively priced large-company stocks. We expect the earnings of many blue-chip companies to decelerate over time, although we can't predict when this will happen. When it does, large-company stocks may go sideways, at best, giving underlying fundamentals a chance to catch up with stock prices.
     Financial services and healthcare are two sectors where we continue to find value. Both are supported by demographic trends owing to an aging population in the United States and its reliance on services, and by consolidation trends within the industries. We have also had the opportunity to take advantage of stock price volatility. Companies with solid franchises that disappoint Wall Street by missing short-term earnings expectations can find their stocks knocked down without mercy -- and without regard to underlying value.
     The Ivy Growth with Income Fund continues to hold positions in real estate investment trusts (REITs). Because of the positive changes taking place in the real estate industry, we believe REITs remain an attractive investment. These companies own or finance the underlying properties of real-estate intensive operations, and their stocks provide a liquid way to invest in real estate. After overbuilding in the 1980s, new construction within the industry is now in greater balance with demand. As a result, pricing is at more of an equilibrium than in the past. We see attractive investments in the office, industrial, apartment and self-storage sectors. REITs tend to pay attractive dividends, which contribute significantly to the total return of these stocks and may provide a cushion during weak markets.
     The primary strategy of the Ivy Growth with Income Fund is to provide long-term capital growth while controlling risk. We believe the more conservative nature of the Fund should not be overlooked by investors looking to participate in the equity market but who do not want the added volatility of a more aggressive fund.

Ivy Management, Inc.

                                BOARD OF TRUSTEES
                              John S. Anderegg, Jr.
                                Paul H. Broyhill
                                Keith J. Carlson
                                Stanley Channick
                             Frank W. DeFriece, Jr.
                                 Roy J. Glauber
                                Michael G. Landry
                               Joseph G. Rosenthal
                              Richard N. Silverman
                                 J. Brendan Swan

                                    OFFICERS
                           Michael G. Landry, Chairman
                           Keith J. Carlson, President
                       James W. Broadfoot, Vice President
                               C. William Ferris,
                               Secretary/Treasurer

                                  LEGAL COUNSEL
                             Dechert Price & Rhoads
                                   Boston, MA

                                    CUSTODIAN
                          Brown Brothers Harriman & Co.
                                   Boston, MA

                                 TRANSFER AGENT
                                  Ivy Mackenzie
                                 Services Corp.
                                  P.O. Box 3022
                            Boca Raton, FL 33431-0922
                                 1-800-777-6472

                                    AUDITORS
                            Coopers & Lybrand L.L.P.
                               Fort Lauderdale, FL

                               INVESTMENT MANAGER
                              Ivy Management, Inc.
                            700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

                                   DISTRIBUTOR
                                  Ivy Mackenzie
                               Distributors, Inc.
                            700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111


                                                            [IVY MACKENZIE LOGO]

PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)

           COMMON STOCKS -- 75.5%              SHARES      VALUE
---------------------------------------------
BASIC INDUSTRIES -- 5.8%
Crown Cork & Seal Company, Inc. .............  28,500   $ 1,522,969
Du Pont (E.I.) De Numours & Company..........  15,700       987,138
Ferro Corporation............................  14,000       518,875
Harsco Corporation...........................  38,000     1,539,000
Union Carbide Corporation Holding Company....   6,000       282,375
                                                        -----------
                                                          4,850,357
                                                        -----------
CAPITAL GOODS -- 8.4%
AGCO Corporation.............................  35,000     1,257,812
American Standard Companies, Inc.*...........  13,200       590,700
Caterpillar, Inc. ...........................   3,500       375,813
Fluor Corporation............................   6,500       358,719
Foster Wheeler Corporation...................  30,500     1,235,250
General Electric Company.....................  18,600     1,215,975
Johnson Controls, Inc. ......................  20,000       821,250
Kaydon Corporation...........................  14,000       694,750
Tecumseh Products Company....................   8,300       496,962
                                                        -----------
                                                          7,047,231
                                                        -----------
COMMERCIAL SERVICES -- 2.9%
Banta Corp...................................  28,000       759,500
Electronic Data Systems New..................  40,500     1,660,500
                                                        -----------
                                                          2,420,000
                                                        -----------
CONSUMER NON-DURABLES -- 4.9%
Allegiance Corporation*......................  26,100       711,225
Mattel, Inc. ................................  41,000     1,388,875
PepsiCo, Inc.................................  28,000     1,051,750
Tupperware Corporation.......................   6,200       226,300
Warnaco Group, Inc. .........................  24,600       784,125
                                                        -----------
                                                          4,162,275
                                                        -----------
CONSUMER SERVICES -- 11.9%
ADT Limited*.................................  24,300       801,900
Brunswick Corporation........................  16,500       515,625
Carnival Corporation Class A.................  42,900     1,769,625
Federated Department Stores, Inc.*...........  13,000       451,750
Harte-Hanks Communications...................  30,000       885,000
J.C. Penney Co., Inc.........................  19,481     1,016,665
Lowe's Companies, Inc........................  17,000       631,125
Pier 1 Imports, Inc..........................  25,000       662,500
Royal Caribbean Cruises Ltd..................  14,000       489,125
Scholastic Corporation*......................  14,500       507,500
Sears, Roebuck & Co..........................  22,000     1,182,500
Sun International Hotels Ltd.................  20,000       738,750
Sunglass Hut International, Inc.*............  56,000       353,500
                                                        -----------
                                                         10,005,565
                                                        -----------
ENERGY -- 5.4%
Dresser Industries, Inc. ....................  17,000       633,250
Enron Corporation............................   9,000       367,313
Helmerich & Payne, Inc. .....................  12,000       691,500
Noble Drilling Corporation*..................  37,000       834,812
Nuevo Energy Company*........................  16,800       688,800
Parker & Parsley Petroleum Company...........   9,000       318,375
Schlumberger, Ltd. ..........................   8,000     1,000,000
                                                        -----------
                                                          4,534,050
                                                        -----------
FINANCIAL SERVICES -- 18.6%
Aegon NV(a)..................................   6,516       456,527
AMBAC, Inc...................................  11,600       885,950
Bankers Trust New York Corp.*................   6,000       522,000
Donaldson, Lufkin & Jenrette, Inc............   4,500       268,875
Exel Limited.................................  28,000     1,477,000
Federal Home Loan Mortgage Corp. ............  45,000     1,546,875
Federal National Mortgage Association........  33,000     1,439,625
First Chicago NBD Corporation................  14,500       877,250
First Union Corporation......................  11,000     1,017,500
J.P. Morgan & Company Inc. ..................   9,000       939,375
NationsBank Corporation......................  17,400     1,122,300
Norwest Corporation..........................   8,900   $   500,625
Penncorp Financial Group, Inc. ..............  17,000       654,500
Providian Corporation........................  15,000       481,875
Salomon, Inc. ...............................  13,000       723,125
Signet Banking Corporation...................  23,000       828,000
Terra Nova (Bermuda) Holdings Ltd. ..........  32,000       672,000
Travelers, Inc. .............................  19,120     1,205,755
                                                        -----------
                                                         15,619,157
                                                        -----------
HEALTHCARE -- 7.7%
Apria Healthcare Group, Inc.*................  17,500       310,625
Boston Scientific Corporation*...............  10,000       614,375
Columbia/HCA Healthcare Corp.................  39,000     1,533,188
Elan Corp. PLC -- Sponsored ADR*(a)..........  34,000     1,538,500
Integrated Living Communities, Inc.*.........  33,000       379,500
Medpartners, Inc.*...........................  41,000       886,625
Pharmacia & Upjohn, Inc. ....................  16,000       556,000
US Surgical Corp.*...........................  17,000       633,250
                                                        -----------
                                                          6,452,063
                                                        -----------
TECHNOLOGY -- 9.9%
Bell & Howell Company*.......................  40,000     1,232,500
Cabletron Systems, Inc.*.....................  20,000       566,250
Cisco Systems, Inc.*.........................   9,000       604,125
Hewlett-Packard Company......................  16,500       924,000
Intel Corp. .................................  10,000     1,418,125
International Business Machines
  Corporation................................  14,600     1,316,737
KLA Instruments Corporation*.................  14,000       682,500
Microsoft Corporation*.......................   8,000     1,011,000
Oracle Corporation*..........................  12,300       619,612
                                                        -----------
                                                          8,374,849
                                                        -----------
TOTAL COMMON STOCKS
  (Cost -- $48,291,574)......................            63,465,547
                                                        -----------
PREFERRED STOCK -- 0.4%
---------------------------------------------
Time Warner, Inc. (Cost -- $268,212).........   7,000       298,375
                                                        -----------
REAL ESTATE INVESTMENT TRUSTS (REITS) --
13.8%
---------------------------------------------
Amli Residential Properties Trust............  27,000       634,500
Apartment Investment & Management Co. .......  37,000     1,045,250
Arden Realty Group, Inc......................  27,000       702,000
Beacon Properties Corporation................  13,800       460,575
Boykin Lodging Company*......................  40,000       957,500
Developers Diversified Realty Corporation....  14,000       560,000
Duke Realty Investments, Inc. ...............  30,000     1,215,000
Equity Residential Properties Trust..........  15,000       712,500
Essex Property Trust.........................  26,000       835,250
First Industrial Realty Trust, Inc. .........  22,000       643,500
Spieker Properties, Inc. ....................  24,000       844,500
Storage Trust Realty.........................  36,000       954,000
Storage USA, Inc. ...........................  16,000       612,000
Sunstone Hotel Investors, Inc. ..............  61,000       884,500
Walden Residential Properties, Inc. .........  21,000       538,125
                                                        -----------
TOTAL REITS
  (Cost -- $9,573,219).......................            11,599,200
                                                        -----------
TOTAL INVESTMENTS -- 89.7%
  (Cost -- $58,133,005)(b)...................            75,363,122
OTHER ASSETS, LESS LIABILITIES -- 10.3%......             8,643,191
                                                        -----------
NET ASSETS -- 100%...........................           $84,006,313
                                                        ===========

ADR - American Depository Receipt
NV  - Non-voting
 *  Non-income producing security.
(a) Foreign security.
(b) Cost is the same for Federal income tax purposes.

                      (See Notes to Financial Statements)

JUNE 30, 1997 (UNAUDITED)

OTHER INFORMATION:
At June 30, 1997, net unrealized appreciation based on cost for financial statement and Federal income tax purposes is as follows:

    Gross unrealized appreciation....................   $18,050,563
    Gross unrealized depreciation....................      (820,446)
                                                        -----------
        Net unrealized appreciation..................   $17,230,117
                                                        ===========

Purchases and sales of securities (other than short-term obligations) aggregated $10,732,047 and $19,070,445, respectively, for the period ended June 30, 1997.


Transactions in written call options during the period ended June
30, 1997 were:


                                                        PREMIUMS
                                           NUMBER OF    RECEIVED/
                                           CONTRACTS     (PAID)
                                           ---------   -----------
Outstanding at December 31, 1996.........    1,490     $   352,241
  Contracts written......................      135          36,790
  Contracts sold.........................     (652)       (188,460)
  Contracts expired......................     (537)       (109,857)
  Contracts exercised....................     (436)        (90,714)
                                            ------     -----------
Outstanding at June 30, 1997.............       --     $        --
                                            ======     ===========

                      (See Notes to Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)

ASSETS
Investments, at value (identified cost -- $58,133,005)......  $75,363,122
Cash........................................................    8,778,295
Dividends and interest receivable...........................      124,927
Other assets................................................       23,195
                                                              -----------
  Total assets..............................................   84,289,539
                                                              -----------
LIABILITIES
Payables
  Dividends to shareholders.................................        4,434
  Investments purchased.....................................      135,956
  Fund shares repurchased...................................       25,018
  Management fee............................................       51,356
  12b-1 service and distribution fees.......................       25,352
  Other payables to related parties.........................       31,215
Accrued expenses............................................        9,895
                                                              -----------
  Total liabilities.........................................      283,226
                                                              -----------
NET ASSETS..................................................  $84,006,313
                                                              ===========
CLASS A
Net asset value and redemption price per share
  ($66,893,402/5,232,202 shares outstanding)................  $     12.78
                                                              ===========
Maximum offering price per share ($12.78 x 100/94.25)*......  $     13.56
                                                              ===========
CLASS B
Net asset value, offering price and redemption price** per
  share ($16,176,197/1,272,294 shares outstanding)..........  $     12.71
                                                              ===========
CLASS C
Net asset value, offering price and redemption price*** per
  share ($203,064/15,951 shares outstanding)................  $     12.73
                                                              ===========
CLASS D
Net asset value and redemption price per share
  ($733,650/57,515 shares outstanding)......................  $     12.76
                                                              ===========
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $70,002,929
  Undistributed net realized loss on investments............   (3,158,413)
  Undistributed net investment loss.........................      (68,320)
  Net unrealized appreciation on investments................   17,230,117
                                                              -----------
NET ASSETS..................................................  $84,006,313
                                                              ===========

  * On sales of more than $50,000 the offering price is reduced.
 ** Subject to a maximum contingent deferred sales charge of 5%.
*** Subject to a maximum contingent deferred sales charge of 1%.

                      (See Notes to Financial Statements)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
  Dividends, net of $2,322 foreign taxes withheld...........             $  794,288
  Interest..................................................                 72,329
                                                                         ----------
                                                                            866,617
                                                                         ----------
EXPENSES
  Management fee............................................  $293,729
  Transfer agent............................................   108,389
  Administrative services fee...............................    39,164
  Custodian fees............................................     4,615
  Blue Sky fees.............................................    12,637
  Auditing and accounting fees..............................     8,890
  Shareholder reports.......................................     5,481
  Fund accounting...........................................    44,834
  Trustees' fees............................................     2,977
  12b-1 service and distribution fees.......................   139,996
  Legal.....................................................    11,568
  Other.....................................................    34,211
                                                                         ----------
    Total expenses..........................................                706,491
                                                                         ----------
NET INVESTMENT INCOME.......................................                160,126
                                                                         ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  TRANSACTIONS
  Net realized gain (loss) on
    Investments.............................................              4,652,866
    Options.................................................               (553,067)
  Net unrealized appreciation during the period on
    Investments.............................................              5,063,255
    Options.................................................                223,772
                                                                         ----------
    Net gain on investment transactions.....................              9,386,826
                                                                         ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............             $9,546,952
                                                                         ==========

                      (See Notes to Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE SIX      FOR THE
                                                              MONTHS ENDED    YEAR ENDED
                                                                JUNE 30,     DECEMBER 31,
                                                              ------------   ------------
                                                                 1997*           1996
                                                              ------------   ------------
INCREASE IN NET ASSETS
Operations
  Net investment income.....................................  $   160,126    $   409,831
  Net realized gain (loss) on
    Investments.............................................    4,652,866     12,587,897
    Options.................................................     (553,067)      (136,689)
  Net unrealized appreciation (depreciation) during the
    period on
    Investments.............................................    5,063,255      1,131,380
    Options.................................................      223,772       (223,772)
                                                              -----------    -----------
      Net increase resulting from operations................    9,546,952     13,768,647
                                                              -----------    -----------
Class A distributions
  From net investment income................................     (173,011)      (409,831)
  In excess of net investment income........................      (47,059)      (170,374)
  From net realized gain....................................           --     (8,490,622)
                                                              -----------    -----------
      Total distributions to Class A shareholders...........     (220,070)    (9,070,827)
                                                              -----------    -----------
Class B distributions
  In excess of net investment income........................      (54,473)       (84,427)
  From net realized gain....................................           --     (1,738,301)
                                                              -----------    -----------
      Total distributions to Class B shareholders...........      (54,473)    (1,822,728)
                                                              -----------    -----------
Class C distributions
  In excess of net investment income........................         (434)           (39)
  From net realized gain....................................           --         (3,730)
                                                              -----------    -----------
      Total distributions to Class C shareholders...........         (434)        (3,769)
                                                              -----------    -----------
Class D distributions
  In excess of net investment income........................       (2,058)        (7,039)
  From net realized gain....................................           --       (103,094)
                                                              -----------    -----------
      Total distributions to Class D shareholders...........       (2,058)      (110,133)
                                                              -----------    -----------
Fund share transactions (Note 4)
  Class A...................................................   (3,810,970)     1,711,001
  Class B...................................................    1,024,368      4,351,868
  Class C...................................................      153,993         29,562
  Class D...................................................     (172,369)      (476,754)
                                                              -----------    -----------
      Net increase (decrease) resulting from Fund share
       transactions.........................................   (2,804,978)     5,615,677
                                                              -----------    -----------
TOTAL INCREASE IN NET ASSETS................................    6,464,939      8,376,867
NET ASSETS
  Beginning of period.......................................   77,541,374     69,164,507
                                                              -----------    -----------
  END OF PERIOD.............................................  $84,006,313    $77,541,374
                                                              ===========    ===========
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)..................  $   (68,320)   $    48,589
                                                              ===========    ===========

* Unaudited.

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS

                                            FOR THE SIX
                 CLASS A                    MONTHS ENDED
                                              JUNE 30,                          FOR THE YEAR ENDED DECEMBER 31,
                                            ------------      -------------------------------------------------------------------
                                               1997*           1996           1995           1994           1993           1992
         SELECTED PER SHARE DATA            ------------      -------        -------        -------        -------        -------
Net asset value, beginning of period......    $ 11.38         $ 10.98        $  9.08        $  9.70        $  9.21        $  9.74
                                              -------         -------        -------        -------        -------        -------
  Income (loss) from investment operations
  Net investment income...................        .03             .08            .11            .17            .08            .07
  Net realized and unrealized gain (loss)
    on investment transactions............       1.41            2.16           2.13           (.36)          1.30            .18
                                              -------         -------        -------        -------        -------        -------
    Total from investment operations......       1.44            2.24           2.24           (.19)          1.38            .25
                                              -------         -------        -------        -------        -------        -------
  Less distributions
  From net investment income..............        .03             .08            .08            .17            .06            .07
  In excess of net investment income......        .01             .03             --            .01             --             --
  From net realized gain..................         --            1.73            .26            .25            .83            .71
                                              -------         -------        -------        -------        -------        -------
    Total distributions...................        .04            1.84            .34            .43            .89            .78
                                              -------         -------        -------        -------        -------        -------
Net asset value, end of period............    $ 12.78         $ 11.38        $ 10.98        $  9.08        $  9.70        $  9.21
                                              =======         =======        =======        =======        =======        =======
Total return(%)...........................      12.71(b)        20.46(a)       24.93(a)       (2.03)(a)      15.07(a)        2.61(a)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)..............................    $66,893         $63,219        $59,054        $26,017        $22,669        $19,045
Ratio of expenses to average net
  assets(%)...............................       1.66(c)         1.81           1.96           1.84           2.14           1.94
Ratio of net investment income to average
  net assets(%)...........................        .55(c)          .68           1.06           1.83            .88            .73
Portfolio turnover rate(%)................         15             138             81             36             85            163
Average commission rate(e)................    $ .0646         $ .0580            N/A            N/A            N/A            N/A

                                                                                                                  FOR THE PERIOD
                                                      FOR THE SIX                                                OCTOBER 23, 1993
                      CLASS B                         MONTHS ENDED              FOR THE YEAR ENDED                (COMMENCEMENT)
                                                        JUNE 30,                   DECEMBER 31,                  TO DECEMBER 31,
                                                      ------------      -----------------------------------      ----------------
                                                         1997*           1996           1995          1994             1993
              SELECTED PER SHARE DATA                 ------------      -------        ------        ------      ----------------
Net asset value, beginning of period................    $ 11.36         $ 10.98        $ 9.08        $ 9.70           $10.43
                                                        -------         -------        ------        ------           ------
  Income (loss) from investment operations
  Net investment income (loss)......................       (.01)           (.01)          .03           .09               --
  Net realized and unrealized gain (loss) on
    investment transactions.........................       1.40            2.15          2.13          (.36)             .05
                                                        -------         -------        ------        ------           ------
    Total from investment operations................       1.39            2.14          2.16          (.27)             .05
                                                        -------         -------        ------        ------           ------
  Less distributions
  From net investment income........................         --              --           .01           .09              .01
  In excess of net investment income................        .04             .08            --           .01               --
  From net realized gain............................         --            1.68           .25           .25              .77
                                                        -------         -------        ------        ------           ------
    Total distributions.............................        .04            1.76           .26           .35              .78
                                                        -------         -------        ------        ------           ------
Net asset value, end of period......................    $ 12.71         $ 11.36        $10.98        $ 9.08           $ 9.70
                                                        =======         =======        ======        ======           ======
Total return(%).....................................      12.29(b)        19.59(a)      23.94(a)      (2.88)(a)          .61(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)............    $16,176         $13,473        $8,868        $5,849           $  888
Ratio of expenses to average net assets(%)..........       2.38(c)         2.55          2.75          2.70             3.09(c)
Ratio of net investment income (loss) to average net
  assets(%).........................................       (.17)(c)        (.06)          .27           .97             (.07)(c)
Portfolio turnover rate(%)..........................         15             138            81            36               85
Average commission rate(e)..........................    $ .0646         $ .0580           N/A           N/A              N/A

                      (See Notes to Financial Statements)

                                                                                   FOR THE PERIOD
                                                               FOR THE SIX         APRIL 30, 1996
                          CLASS C                             MONTHS ENDED         (COMMENCEMENT)
                                                                JUNE 30,           TO DECEMBER 31,
                                                              -------------        ---------------
                                                                  1997*                 1996
                  SELECTED PER SHARE DATA                     -------------        ---------------
Net asset value, beginning of period........................     $11.37                $ 11.73
                                                                 ------                -------
  Income from investment operations
  Net investment loss.......................................       (.01)                  (.08)
  Net realized and unrealized gain on investment
    transactions............................................       1.41                   1.53
                                                                 ------                -------
    Total from investment operations........................       1.40                   1.45
                                                                 ------                -------
  Less distributions
  In excess of net investment income........................        .04                    .08
  From net realized gain....................................         --                   1.73
                                                                 ------                -------
    Total distributions.....................................        .04                   1.81
                                                                 ------                -------
Net asset value, end of period..............................     $12.73                $ 11.37
                                                                 ======                =======
Total return(%)(b)..........................................      12.37                  12.37
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................     $  203                $    28
Ratio of expenses to average net assets(%)(c)...............       2.39                   3.02
Ratio of net investment loss to average net assets(%)(c)....       (.18)                  (.53)
Portfolio turnover rate(%)..................................         15                    138
Average commission rate(e)..................................     $.0646                $ .0580

                      (See Notes to Financial Statements)

                                                                                                                  FOR THE PERIOD
                                                      FOR THE SIX                                                AUGUST 16, 1993
                     CLASS D(D)                       MONTHS ENDED              FOR THE YEAR ENDED                (COMMENCEMENT)
                                                        JUNE 30,                   DECEMBER 31,                  TO DECEMBER 31,
                                                      ------------      -----------------------------------      ----------------
                                                         1997*           1996           1995          1994             1993
              SELECTED PER SHARE DATA                 ------------      -------        ------        ------      ----------------
Net asset value, beginning of period................    $ 11.39         $ 10.98        $ 9.08        $ 9.70           $ 9.83
                                                        -------         -------        ------        ------           ------
  Income (loss) from investment operations
  Net investment income (loss)......................       (.02)           (.02)          .03           .09               --
  Net realized and unrealized gain (loss) on
    investment transactions.........................       1.43            2.14          2.13          (.36)             .73
                                                        -------         -------        ------        ------           ------
    Total from investment operations................       1.41            2.12          2.16          (.27)             .73
                                                        -------         -------        ------        ------           ------
  Less distributions
  From net investment income........................         --              --           .01           .09              .06
  In excess of net investment income................        .04             .08            --           .01               --
  From net realized gain............................         --            1.63           .25           .25              .80
                                                        -------         -------        ------        ------           ------
    Total distributions.............................        .04            1.71           .26           .35              .86
                                                        -------         -------        ------        ------           ------
Net asset value, end of period......................    $ 12.76         $ 11.39        $10.98        $ 9.08           $ 9.70
                                                        =======         =======        ======        ======           ======
Total return(%).....................................      12.43(b)        19.41(a)      23.94(a)      (2.88)(a)         7.59(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)............    $   734         $   821        $1,242        $3,004           $5,185
Ratio of expenses to average net assets(%)..........       2.46(c)         2.63          2.75          2.70             3.09(c)
Ratio of net investment income (loss) to average net
  assets(%).........................................       (.25)(c)        (.14)          .27           .97             (.07)(c)
Portfolio turnover rate(%)..........................         15             138            81            36               85
Average commission rate(e)..........................    $ .0646         $ .0580           N/A           N/A              N/A

(a)    Total return does not reflect a sales charge.
(b) Total return represents aggregate total return and does not reflect a sales charge.
(c)    Annualized.
(d) On April 30, 1996, Class C shares outstanding were redesignated Class D shares. Class D shares are not available for sale.
(e) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.
 *     Unaudited.


                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Ivy Growth with Income Fund (the Fund), is a diversified series of shares of Ivy Fund. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B and Class C are authorized; 638,129 Class D shares were authorized in connection with the acquisition of Mackenzie Growth & Income Fund on August 16, 1993. Ivy Fund was organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities traded on a U.S. or foreign stock exchange, or the National Association of Securities Dealers Automated Quotation ("NASDAQ") System, are valued at the last quoted sale price reported as of the close of regular trading on the exchange the security is traded most extensively. If there is no such sale, the security is valued at the calculated mean between the last bid and asked price on the exchange. Securities not traded on an exchange or NASDAQ, but traded in another over-the-counter market are valued at the average between the current bid and asked prices in such markets. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees (the Board), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. For valuation purposes, quotations of foreign securities in foreign currencies are translated into U.S. dollar equivalents using the foreign exchange quotation in effect. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board; as of June 30, 1997, there were no such securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Realized gains and losses from security transactions are calculated on an identified cost basis.

     OPTIONS -- The Fund may write (sell) put options on securities and stock indicies, and may write (sell) covered call options on securities held in its portfolio. When the Fund writes a call, it gives the purchaser of the call option the right to buy the underlying security at the price specified in the option (the "exercise price") at any time during the option period, generally ranging up to nine months. When the Fund holds covered call options, the underlying securities are held in a segregated account by the custodian.

     If the option expires unexercised, the Fund will realize income, in the form of a capital gain, to the extent of the amount received for the option (the "premium"). If the option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder. For options on indices, cash settlement by the Fund will be required if the option is exercised.

     By writing a call option, the Fund forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security or currency above the exercise price.

     The liability representing the Fund's obligation under an exchange traded written call option is valued at the last sale price or, in the absence of a sale, the last offering price. In addition, the Fund may purchase put options on securities and stock indices. Exchange traded purchased options are valued at the last sale price or, in the absence of a sale, the last bid price.

     FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code, as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

     The Fund has a net tax basis capital loss carryforward of approximately $7,460,000 as of December 31, 1996, which may be applied against any realized net taxable capital gains of each succeeding fiscal year until fully utilized or until the expiration date, whichever occurs first. The Fund's capital loss carryforward was realized by Mackenzie North American Fund prior to the Fund's acquisition of all the net assets on April 1, 1995. The carryforward expires $1,808,000 in 1997, $3,616,000 in 1999 and $2,036,000 in 2003.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily. Distributions are paid at the earlier of redemption or the last business day of the quarter. An additional distribution in December will include any remaining undistributed net invest-

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

ment income and net capital gain realized during the year.

     FOREIGN CURRENCY TRANSLATIONS -- Foreign currency transactions from foreign investment activity are translated into U.S. dollars on the following basis: (i) market value of securities, and dividends and interest receivable are translated at the closing daily rate of exchange; and, (ii) purchases and sales of investment securities are translated at the rate at which related foreign contracts are obtained or at the exchange rate prevailing on the date of the transaction. Exchange gains or losses from currency translation of other assets and liabilities, if significant, are reported as a separate component of Net realized and unrealized gain (loss) on investment transactions.

     Section 988 of the Internal Revenue Code provides that gains and losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. Accordingly, distributions for financial statement purposes may differ from the characterization of such distributions determined on a Federal income tax basis.

     FORWARD FOREIGN CURRENCY CONTRACTS -- Forward foreign currency contracts may be entered into for purposes of hedging specific securities denominated in foreign currencies. Forward contracts are marked to market daily, and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if the counter parties are unable to meet the terms of the contracts.

     RECLASSIFICATIONS -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to investments in foreign denominated securities, foreign forward currency contracts, passive foreign investment companies, and certain securities sold at a loss. As a result, Net investment income (loss) and Net realized gain (loss) on investments and foreign currency transactions for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

2. RELATED PARTIES

     Ivy Management, Inc. (IMI) is the Manager and Investment Adviser of the Fund. For its services, IMI receives a fee monthly at the annual rate of .75% of the Fund's average net assets.

     Mackenzie Investment Management Inc. (MIMI), of which IMI is a wholly owned subsidiary, provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and expenses are reflected as Administrative services fee and Fund accounting in the Statement of Operations.

     Ivy Mackenzie Distributors, Inc. (IMDI), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the six months ended June 30, 1997, the net amount of underwriting discount retained by IMDI was $5,074.

     Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate not to exceed .25% of its average net asset value of shares issued after December 31, 1991. Class B, Class C and Class D shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average net asset value attributable to Class B, Class C and Class D shares. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $64,256, $71,521, $535 and $3,684, for Class A, Class B, Class C and Class D, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.

     Ivy Mackenzie Services Corp. (IMSC), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $93,012, $14,188, $119 and $1,070, for Class A, Class B, Class C and Class D, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION

     Trustees who are not affiliated with IMI or MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

4. FUND SHARE TRANSACTIONS

     Fund share transactions for Class A, Class B, Class C and Class D were as follows:

                                SIX MONTHS ENDED             YEAR ENDED
                                 JUNE 30, 1997            DECEMBER 31, 1996
                             ----------------------   -------------------------
          CLASS A             SHARES      AMOUNT        SHARES        AMOUNT
          -------            --------   -----------   ----------   ------------
Sold.......................   257,610   $ 3,052,282      771,160   $  8,920,002
Issued on reinvestment of
 distributions.............    16,057       191,968      673,234      7,657,806
Repurchased................  (597,291)   (7,055,220)  (1,266,282)   (14,866,807)
                             --------   -----------   ----------   ------------
Net increase (decrease)....  (323,624)  $(3,810,970)     178,112   $  1,711,001
                             ========   ===========   ==========   ============

                                SIX MONTHS ENDED             YEAR ENDED
                                 JUNE 30, 1997            DECEMBER 31, 1996
                             ----------------------   -------------------------
          CLASS B             SHARES      AMOUNT        SHARES        AMOUNT
          -------            --------   -----------   ----------   ------------
Sold.......................   210,055   $ 2,467,420      554,493   $  6,504,150
Issued on reinvestment of
 distributions.............     4,202        50,016      160,600      1,737,755
Repurchased................  (127,801)   (1,493,068)    (337,018)    (3,890,037)
                             --------   -----------   ----------   ------------
Net increase...............    86,456   $ 1,024,368      378,075   $  4,351,868
                             ========   ===========   ==========   ============

                                                         FROM APRIL 30, 1996
                                SIX MONTHS ENDED           (COMMENCEMENT)
                                 JUNE 30, 1997          TO DECEMBER 31, 1996
                             ----------------------   -------------------------
          CLASS C             SHARES      AMOUNT        SHARES        AMOUNT
          -------            --------   -----------   ----------   ------------
Sold.......................    18,049   $   211,496        3,952   $     46,287
Issued on reinvestment of
 distributions.............        27           323          335          3,810
Repurchased................    (4,616)      (57,826)      (1,796)       (20,535)
                             --------   -----------   ----------   ------------
Net increase...............    13,460   $   153,993        2,491   $     29,562
                             ========   ===========   ==========   ============

                                SIX MONTHS ENDED             YEAR ENDED
                                 JUNE 30, 1997            DECEMBER 31, 1996
                             ----------------------   -------------------------
         CLASS D*             SHARES      AMOUNT        SHARES        AMOUNT
         --------            --------   -----------   ----------   ------------
Issued on reinvestment of
 distributions.............       175   $     2,100        9,114   $    103,727
Repurchased................   (14,707)     (174,469)     (50,213)      (580,481)
                             --------   -----------   ----------   ------------
Net decrease...............   (14,532)  $  (172,369)     (41,099)  $   (476,754)
                             ========   ===========   ==========   ============

* Class D shares are not available for sale.

IVY FUNDS(R)

June 30, 1997

Ivy
International
Fund
------------
Semi-Annual
Report
------------
This report and the
financial statements
contained herein are
submitted for the general
information of the
shareholders. This report
is not authorized for
distribution to prospective
investors unless preceded or
accompanied by an effective
prospectus.

Ivy Management, Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111

                                 THROUGHOUT THE
                                   CENTURIES,
                               THE CASTLE KEEP HAS
                                  BEEN A SOURCE
                              OF LONG-RANGE VISION
                                  AND STRATEGIC
                                    ADVANTAGE.

Market Commentary:

     On April 18, 1997, Ivy International Fund was closed to new investors. This measure was taken in an effort to provide shareholders with the level of performance they have experienced in the past. Current investors of the Fund, who recognize the importance of diversifying their portfolios internationally, can continue to add to their holdings without limitation.
     Recent elections in both the United Kingdom and France have signaled a drift to the left as voters dramatically stated an aversion to full-blown, right-wing conservatism. We believe today's left is very different from the left of yore as topics such as nationalization and confiscatory taxes are not on the agenda and we do not expect this shift to undermine the basic economic systems in place.
     We believe the vote in France is particularly interesting in that it may signal the beginning of the end for the European Monetary Union (EMU) and the single currency for Europe. The fiscal requirements to join the union are stringent and compel governments to sacrifice job creation for reduced government deficits. The West German leveraged buy out of East Germany in 1989 required high interest rates to attract the necessary capital to support the one-to-one West German to East German deutschemark swap and the ensuing bailout of East Germany. The result is the French have had to endure high unemployment. However, their current vote seems to say, "Enough!" According to our research, should the EMU fail, we would expect to see rate cuts and spending boosts by the French government to create an atmosphere for job stimulation. This should trigger a weakening of the French franc, which should stimulate exports.
     The United Kingdom has absorbed the Labour victory rather well, and there appears to be few changes expected in the running of the economy. In fact, the government's ceding of the power to set rates to the Bank of England appears to be a sensible step and bodes well for the future. Ivy International Fund has 58% of its assets invested in Europe, with 10% allocated to France and 13% to the UK.
     South America, led by Brazil, has been buoyant, as investors reentered those markets with gusto. Seven percent of the Fund has been allocated to South America (3% in Argentina and 4% in Brazil).
     In the Far East, moderating growth rates, concerns about bank lending to real estate and fear of a Thailand spillover have hurt the Malaysian and Singapore markets. (Malaysia and Singapore each represent approximately 3% of the portfolio.) Hong Kong, which represents 5% of the Ivy International Fund, kept its head up as the march to the July 1, 1997 turnover to China continued. We believe the handover was more of a media event than a cause for concern about the future economic well being of Hong Kong.
     Japan is beginning to deal with its extreme banking problem as banks now appear prepared to state losses and deal with their problem loans. Quick analysis implies that the system is technically bankrupt and unable to meet the Bank for International Settlement capital requirements. The Ivy International Fund has an 8% allocation to Japan.
     We remain optimistic about the longer-term prospects for international markets and encourage investors to stay the course.

Ivy Management, Inc.

                                BOARD OF TRUSTEES
                              John S. Anderegg, Jr.
                                Paul H. Broyhill
                                Keith J. Carlson
                                Stanley Channick
                             Frank W. DeFriece, Jr.
                                 Roy J. Glauber
                                Michael G. Landry
                               Joseph G. Rosenthal
                              Richard N. Silverman
                                 J. Brendan Swan

                                    OFFICERS
                           Michael G. Landry, Chairman
                           Keith J. Carlson, President
                       James W. Broadfoot, Vice President
                               C. William Ferris,
                               Secretary/Treasurer

                                  LEGAL COUNSEL
                             Dechert Price & Rhoads
                                   Boston, MA

                                    CUSTODIAN
                          Brown Brothers Harriman & Co.
                                   Boston, MA

                                 TRANSFER AGENT
                                  Ivy Mackenzie
                                 Services Corp.
                                  P.O. Box 3022
                            Boca Raton, FL 33431-0922
                                 1-800-777-6472

                                    AUDITORS
                            Coopers & Lybrand L.L.P.
                               Fort Lauderdale, FL

                               INVESTMENT MANAGER
                              Ivy Management, Inc.
                            700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

                                   DISTRIBUTOR
                                  Ivy Mackenzie
                               Distributors, Inc.
                            700 South Federal Highway
                              Boca Raton, FL 33432
                                1-800-456-5111


                                                            [IVY MACKENZIE LOGO]

PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)

      EQUITY SECURITIES -- 92.5%          SHARES          VALUE
--------------------------------------
AFRICA -- 3.6%
--------------------------------------
SOUTH AFRICA -- 3.6%
Anglo American Corporation of South
  Africa Ltd. ........................       26,900   $    1,620,628
Anglo American Corporation of South
  Africa Ltd. ADR.....................      450,000       27,168,750
Gencor Limited........................      476,400        2,195,276
Gencor Limited ADR....................    6,000,000       27,750,000
Pepkor Limited ADR 144A REGD..........      320,251        3,742,261
South African Breweries Limited.......      261,554        8,030,222
South African Breweries Limited ADR...      628,378       19,283,350
                                                      --------------
                                                          89,790,487
                                                      --------------
ASIA -- 23.7%
--------------------------------------
HONG KONG -- 5.3%
China Light & Power...................    5,750,000       32,582,399
Hong Kong Land Holdings Ltd. .........   10,000,000       26,600,000
Hong Kong Telecommunications Ltd. ....   15,167,301       36,218,522
Swire Pacific Class A.................    2,600,000       23,408,213
Television Broadcasting Ltd. .........    3,321,000       14,917,595
                                                      --------------
                                                         133,726,729
                                                      --------------
JAPAN -- 8.3%
Bridgestone Corp......................    1,200,000       27,894,776
Canon Inc. ...........................    1,200,000       32,718,684
Fuji Photo Film ORD...................      850,000       34,243,633
Komatsu Ltd. .........................    3,100,000       25,194,435
Matsushita Electric Industrial Co.....    1,700,000       34,317,915
Nintendo Corp Ltd. ...................       20,000        1,677,881
Sega Enterprises......................       18,000          597,745
Sharp Corp. ..........................    2,000,000       27,615,129
Sony Corp. ...........................      275,000       24,008,121
                                                      --------------
                                                         208,268,319
                                                      --------------
MALAYSIA -- 2.3%
Malayan Banking Berhad................    2,000,000       20,998,382
Sime Darby Berhad.....................    5,000,000       16,640,227
Telekom Malaysia Berhad...............    4,125,000       19,284,835
                                                      --------------
                                                          56,923,444
                                                      --------------
RUSSIA -- 5.1%
LUKoil Oil Co. Sponsored ADR 144A.....      819,644       63,965,018
Mosenergo Sponsored ADR 144A..........      655,000       27,428,125
Unified Energy System.................  100,000,000       36,190,000
                                                      --------------
                                                         127,583,143
                                                      --------------
SINGAPORE -- 2.7%
Fraser & Neave Ltd. ORD...............    3,300,000       23,540,931
Jardine Matheson Holdings Ltd. .......    2,000,000       14,200,000
Keppel Corporation Ltd. ..............    3,000,000       13,323,076
Keppel Corporation Ltd. -- A..........      750,000        3,252,089
United Overseas Bank Foreign
  Registered..........................    1,307,920       13,446,462
                                                      --------------
                                                          67,762,558
                                                      --------------
AUSTRALIA -- 1.2%
--------------------------------------
AUSTRALIA -- 1.2%
News Corp. Ltd. ADR...................    1,000,000       19,250,000
Rio Tinto Limited.....................      322,500        5,455,304
Western Mining Corporation Holdings...      409,124        2,559,215
Western Mining Corporation Holdings
  ADR.................................       82,812        2,122,058
                                                      --------------
                                                          29,386,577
                                                      --------------
EUROPE -- 57.6%
--------------------------------------
DENMARK -- 1.9%
ISS International Service Systems B...      700,000       25,125,496
Novo Nordisk AS -- Class B............      220,000       24,021,542
                                                      --------------
                                                          49,147,038
                                                      --------------
FRANCE -- 10.0%
AXA-UAP...............................      300,000   $   18,676,749
Banque Nationale de Paris.............      502,521       20,731,036
BIC...................................       70,000       11,458,139
Compagnie Financiere de Paribas.......      267,257       18,481,949
Elf Aquitaine S.A. ...................      250,000       26,997,399
Eurotunnel S.A.*......................   10,000,000       10,986,323
Michelin Class B REGD.................      350,000       21,038,383
Rhone Poulenc S.A. ...................      557,968       22,809,365
Schneider S.A. .......................      500,000       26,639,704
Suez Lyonnaise des Eaux...............      222,611       22,447,138
Thomson CSF...........................      750,000       19,341,039
Total S.A. ...........................      307,995       31,161,816
                                                      --------------
                                                         250,769,040
                                                      --------------
NETHERLANDS -- 3.8%
ABN Amro Holdings NV..................    1,422,948       26,580,571
Hunter Douglas NV.....................       73,533        6,267,480
ING Groep NV..........................      625,470       28,890,114
Royal Dutch Petroleum ADR.............      640,000       34,800,000
                                                      --------------
                                                          96,538,165
                                                      --------------
NORWAY -- 4.2%
Bergesen..............................    1,150,000       27,254,554
Kvaerner Industrier Series A..........      500,000       30,290,426
Norsk Hydro Sponsored ADR.............      500,000       27,093,750
Saga Petroleum Series A Free..........    1,100,000       20,885,710
                                                      --------------
                                                         105,524,440
                                                      --------------
PORTUGAL -- 1.1%
Banco Commercial Portugues Preferred..      400,000       27,400,000
                                                      --------------
SPAIN -- 1.9%
Banco Bilboa Vizcaya REGD.............      100,000        8,138,978
Banco Intercontinental................      130,000       22,982,244
Repsol S.A. ..........................      400,000       16,944,305
                                                      --------------
                                                          48,065,527
                                                      --------------
SWEDEN -- 9.0%
AGA AB Series B Free..................    2,500,000       33,301,523
Autoliv, Inc. SDR*....................      750,000       28,855,932
Ericsson L.M. Telephone Series B Free.      600,000       23,627,916
Kinnevik AB B Free....................      230,870        6,419,376
Nobel Biocare AB......................      916,346       12,917,333
Pharmacia & Upjohn SDS................      700,000       23,627,916
Skandia Forsakrings AB................    1,000,000       36,857,997
Swedish Match AB Fuerer...............    9,000,000       30,262,355
Trelleborg AB B Free..................      300,000        4,927,332
Volvo AB B Free.......................    1,010,000       27,038,250
                                                      --------------
                                                         227,835,930
                                                      --------------
SWITZERLAND -- 12.3%
Ciba Specialty Chemicals AG...........      300,000       27,780,636
Clariant AG REGD......................       40,000       25,928,593
Compagnie Financiere Michelin.........       45,000       23,644,408
Compagnie Financiere Richemont AG.....       20,500       29,670,405
Credit Suisse Group REGD..............      177,035       22,769,189
Electrowatt AG Bearer.................       35,000       12,988,305
Nestle AG REGD........................       20,000       26,422,471
Novartis AG REGD......................       13,796       22,087,227
SCHW Ruckversicher REGD...............       20,655       29,257,177
SGS Holdings Bearer...................        9,000       19,261,241
Sulzer AG REGD........................       10,775        9,238,776
Swiss Bank Corporation REGD*..........      102,121       27,354,152
Swiss Bank Corporation Warrants*......        5,605           54,595
Von Roll AG REGD*.....................       11,200          245,841
Zurich Versicherungsgesellschaft REGD.       80,000       31,882,567
                                                      --------------
                                                         308,585,583
                                                      --------------

                      (See Notes to Financial Statements)

JUNE 30, 1997 (UNAUDITED)

          EQUITY SECURITIES               SHARES          VALUE
--------------------------------------
UNITED KINGDOM -- 13.4%
B.A.T. Industries plc.................    3,043,075   $   27,222,170
Barclay's Bank ORD....................      479,301        9,508,592
BG plc................................    7,000,000       25,746,721
British Petroleum ORD.................    2,313,375       28,741,370
Cadbury Schweppes plc ADR.............      455,081       16,667,341
Guinness plc..........................    2,500,000       24,465,210
Imperial Tobacco Group plc............    4,500,000       28,946,338
National Westminster Bank.............    2,000,000       26,878,445
Reed International plc................    2,600,000       25,184,188
Rio Tinto plc Sponsored ADR...........    1,670,228       29,090,193
Rolls-Royce...........................    4,300,228       16,425,015
Royal Bank Scotland Group ORD.........      781,369        7,275,919
Smithkline Beecham plc ADR............      400,000       36,650,000
Waste Management International plc
  ADR.................................    1,809,000       16,507,125
Whitbread PLC.........................    1,500,000       18,935,573
                                                      --------------
                                                         338,244,200
                                                      --------------
SOUTH AMERICA -- 6.4%
--------------------------------------
ARGENTINA -- 2.7%
Telecom de Argentina S.A. Class B.....    3,300,000       17,228,085
Telefonica de Argentina S.A. Class
  B...................................    6,000,000       20,702,505
YPF ADR Class D.......................    1,000,000       30,750,000
                                                      --------------
                                                          68,680,590
                                                      --------------
BRAZIL -- 3.7%
Centrais Electricas Brasileiras
  S.A.(Electrobras)...................   50,000,000       29,724,638
Petrobras Registered NV...............  115,000,000       31,940,053
Telebras Registered NV................  200,000,000       30,430,599
                                                      --------------
                                                          92,095,290
                                                      --------------
TOTAL EQUITY SECURITIES
  (Cost -- $1,795,958,875)............                 2,326,327,060
                                                      --------------
CONVERTIBLE BONDS -- 0.8%                 PRINCIPAL
--------------------------------------  -----------
Liberty Life International 144A
  Registered, 6.50%, 09/30/04
  (Cost -- $20,159,305)...............  $16,500,000       20,521,875
                                                      --------------
American Express, 6.15%, 07/01/97.....  $ 9,923,000   $    9,923,000
American Express, 5.53%, 07/09/97.....   13,779,000       13,779,000
American Express, 5.54%, 07/14/97.....   12,297,000       12,297,000
American Express, 5.55%, 07/15/97.....   13,154,000       13,154,000
Exxon Credit Corp., 5.50%, 07/07/97...   11,000,000       11,000,000
General Electric Capital, 5.53%,
  07/08/97............................   11,466,000       11,466,000
General Electric Capital, 5.57%,
  07/10/97............................   19,095,000       19,095,000
Prudential Funding, 5.49%, 07/01/97...   14,178,000       14,178,000
Prudential Funding, 5.48%, 07/02/97...   17,188,000       17,188,000
Prudential Funding, 5.42%, 07/03/97...   12,600,000       12,600,000
Prudential Funding, 5.56%, 07/11/97...   15,300,000       15,300,000
                                                      --------------
TOTAL COMMERCIAL PAPER
  (Cost -- $149,980,000)..............                   149,980,000
                                                      --------------
TOTAL INVESTMENTS -- 99.3%
  (Cost -- $1,966,098,180)(a).........                 2,496,828,935
OTHER ASSETS, LESS LIABILITIES-- 0.7%.                    16,831,284
                                                      --------------
NET ASSETS -- 100%....................                $2,513,660,219
                                                      ==============
ADR   - American Depository Receipt
NV    - Non-voting
ORD   - Ordinary
REGD  - Registered
SDR   - Swedish Depository Receipt
SDS   - Swedish Depository Shares
 *  Non-income producing security.
(a) Cost is the same for Federal income tax purposes.

OTHER INFORMATION:
At June 30, 1997, net unrealized appreciation based on cost for financial statement and Federal income tax purposes is as follows:
    Gross unrealized appreciation..................   $  576,234,842
    Gross unrealized depreciation..................      (45,504,087)
                                                      --------------
        Net unrealized appreciation................   $  530,730,755
                                                      ==============
Purchases and sales of securities other than short-term obligations aggregated $830,356,278 and $41,581,593, respectively, for the period ended June 30, 1997.

                      (See Notes to Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)

ASSETS
Investments, at value (identified cost -- $1,966,098,180)...  $2,496,828,935
Cash........................................................      12,059,326
Receivables
  Fund shares sold..........................................       6,266,820
  Dividends and interest....................................      12,635,961
Other assets................................................          89,183
                                                              --------------
  Total assets..............................................   2,527,880,225
                                                              --------------
LIABILITIES
Payables
  Investments purchased.....................................       9,935,551
  Fund shares repurchased...................................         448,810
  Management fee............................................       2,002,298
  12b-1 service and distribution fees.......................         940,173
  Other payables to related parties.........................         456,278
Accrued expenses............................................         436,896
                                                              --------------
  Total liabilities.........................................      14,220,006
                                                              --------------
NET ASSETS..................................................  $2,513,660,219
                                                              ==============
CLASS A
Net asset value and redemption price per share
  ($1,655,141,492/39,901,259 shares outstanding)............  $        41.48
                                                              ==============
Maximum offering price per share ($41.48 X 100/94.25)*......  $        44.01
                                                              ==============
CLASS B
Net asset value, offering price and redemption price** per
  share ($589,816,419/14,340,709 shares outstanding)........  $        41.13
                                                              ==============
CLASS C
Net asset value, offering price and redemption price*** per
  share ($176,294,839/4,304,128 shares outstanding).........  $        40.96
                                                              ==============
CLASS I
Net asset value, offering price, and redemption price per
  share ($92,407,469/2,222,957 shares outstanding)..........  $        41.57
                                                              ==============
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $1,970,711,276
  Undistributed net realized loss on investments and foreign
    currency transactions...................................      (2,435,994)
  Undistributed net investment income.......................      14,680,242
  Net unrealized appreciation on investments and foreign
    currency transactions...................................     530,704,695
                                                              --------------
NET ASSETS..................................................  $2,513,660,219
                                                              ==============

  * On sales of more than $50,000 the offering price is reduced.
 ** Subject to a maximum contingent deferred sales charge of 5%.
*** Subject to a maximum contingent deferred sales charge of 1%.

                      (See Notes to Financial Statements)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
  Dividends, net of $2,684,331 foreign taxes withheld.......               $ 27,294,035
  Interest..................................................                  5,135,032
                                                                           ------------
                                                                             32,429,067
                                                                           ------------
EXPENSES
  Management fee............................................  $9,717,330
  Transfer agent............................................   1,378,936
  Administrative services fee...............................     942,385
  Custodian fees............................................     886,084
  Blue Sky fees.............................................      32,924
  Auditing and accounting fees..............................      20,741
  Shareholder reports.......................................      13,561
  Fund accounting...........................................      82,217
  Trustees' fees............................................       2,977
  12b-1 service and distribution fees.......................   4,314,337
  Legal.....................................................      37,653
  Other.....................................................     319,680
                                                                           ------------
    Total expenses..........................................                 17,748,825
                                                                           ------------
NET INVESTMENT INCOME.......................................                 14,680,242
                                                                           ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  TRANSACTIONS
  Net realized loss on investments and foreign currency
    transactions............................................                 (2,435,994)
  Net unrealized appreciation during the period on
    investments and foreign currency transactions...........                296,567,551
                                                                           ------------
    Net gain on investment transactions.....................                294,131,557
                                                                           ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............               $308,811,799
                                                                           ============

                      (See Notes to Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                    FOR THE YEAR
                                                              FOR THE SIX MONTHS       ENDED
                                                                ENDED JUNE 30,      DECEMBER 31,
                                                              ------------------   --------------
                                                                    1997*               1996
                                                              ------------------   --------------
INCREASE IN NET ASSETS
Operations
  Net investment income.....................................     $   14,680,242    $    5,658,391
  Net realized gain (loss) on investments and foreign
    currency transactions...................................         (2,435,994)       25,065,630
  Net unrealized appreciation during the period on
    investments and foreign currency transactions...........        296,567,551       140,672,710
                                                                 --------------    --------------
    Net increase resulting from operations..................        308,811,799       171,396,731
                                                                 --------------    --------------
Class A distributions
  From net investment income................................                 --        (4,882,162)
  From net realized gain....................................                 --       (17,087,565)
                                                                 --------------    --------------
    Total distributions to Class A shareholders.............                 --       (21,969,727)
                                                                 --------------    --------------
Class B distributions
  In excess of net investment income........................                 --          (430,044)
  From net realized gain....................................                 --        (5,538,963)
                                                                 --------------    --------------
    Total distributions to Class B shareholders.............                 --        (5,969,007)
                                                                 --------------    --------------
Class C distributions
  In excess of net investment income........................                 --          (243,273)
  In excess of net realized gain............................                 --          (791,253)
                                                                 --------------    --------------
    Total distributions to Class C shareholders.............                 --        (1,034,526)
                                                                 --------------    --------------
Class I distributions
  From net investment income................................                 --          (395,163)
  In excess of net investment income........................                 --           (23,513)
  From net realized gain....................................                 --          (932,968)
                                                                 --------------    --------------
    Total distributions to Class I shareholders.............                 --        (1,351,644)
                                                                 --------------    --------------
Fund share transactions (Note 4)
  Class A...................................................        458,726,178       404,645,714
  Class B...................................................        205,997,305       211,044,612
  Class C...................................................        111,985,877        42,991,790
  Class I...................................................         28,929,111        35,796,386
                                                                 --------------    --------------
    Net increase resulting from
      Fund share transactions...............................        805,638,471       694,478,502
                                                                 --------------    --------------
TOTAL INCREASE IN NET ASSETS................................      1,114,450,270       835,550,329

NET ASSETS
  Beginning of period.......................................      1,399,209,949       563,659,620
                                                                 --------------    --------------
  END OF PERIOD.............................................     $2,513,660,219    $1,399,209,949
                                                                 ==============    ==============
UNDISTRIBUTED NET INVESTMENT INCOME.........................     $   14,680,242    $           --
                                                                 ==============    ==============

* Unaudited.

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS(A)

                     CLASS A                       FOR THE SIX MONTHS
                                                     ENDED JUNE 30,                  FOR THE YEAR ENDED DECEMBER 31,
                                                   ------------------    --------------------------------------------------------
                                                         1997*             1996        1995        1994        1993        1992
             SELECTED PER SHARE DATA               ------------------    --------    --------    --------    --------    --------
Net asset value, beginning of period.............       $    35.89       $  30.67    $  27.60    $  27.71    $  18.88    $  19.37
                                                        ----------       --------    --------    --------    --------    --------
  Income from investment operations
  Net investment income..........................              .30(h)         .20         .25         .07         .12         .27(b)
  Net realized and unrealized gain (loss) on
    investment transactions......................             5.29(h)        5.85        3.22        1.01        9.01        (.26)
                                                        ----------       --------    --------    --------    --------    --------
    Total from investment operations.............             5.59           6.05        3.47        1.08        9.13         .01
                                                        ----------       --------    --------    --------    --------    --------
  Less distributions
  From net investment income.....................               --            .19         .25         .07         .08         .27
  From net realized gain.........................               --            .64         .12        1.11         .22         .23
  In excess of net realized gain.................               --             --         .03          --          --          --
  From capital paid-in...........................               --             --          --         .01          --          --
                                                        ----------       --------    --------    --------    --------    --------
    Total distributions..........................               --            .83         .40        1.19         .30         .50
                                                        ----------       --------    --------    --------    --------    --------
Net asset value, end of period...................       $    41.48       $  35.89    $  30.67    $  27.60    $  27.71    $  18.88
                                                        ==========       ========    ========    ========    ========    ========
Total return(%)..................................            15.58(d)       19.72(c)    12.65(c)     3.92(c)    48.37(c)      .07(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands).........       $1,655,141       $989,254    $475,989    $229,586    $172,539    $109,637
Ratio of expenses to average net assets(%).......             1.59(f)        1.65        1.52        1.58        1.61        1.71(e)
Ratio of net investment income to average net
  assets(%)......................................             1.74(f)         .76         .97         .30         .56        1.36(b)
Portfolio turnover rate(%).......................                2             14           6           7          19          20
Average commission rate(g).......................       $    .0086       $  .0092         N/A         N/A         N/A         N/A

                      (See Notes to Financial Statements)

                                                                                                                  FOR THE PERIOD
                                                                                                                 OCTOBER 23, 1993
                        CLASS B                          FOR THE SIX MONTHS          FOR THE YEAR ENDED           (COMMENCEMENT)
                                                           ENDED JUNE 30,               DECEMBER 31,             TO DECEMBER 31,
                                                         ------------------    ------------------------------    ----------------
                                                               1997*             1996       1995       1994            1993
                SELECTED PER SHARE DATA                  ------------------    --------    -------    -------    ----------------
Net asset value, beginning of period...................        $  35.73        $  30.67    $ 27.60    $ 27.71          $25.86
                                                               --------        --------    -------    -------          ------
  Income from investment operations
  Net investment income (loss).........................             .16(h)         (.01)       .01       (.10)           (.01)
  Net realized and unrealized gain on investment
    transactions.......................................            5.24(h)         5.76       3.20        .91            2.12
                                                               --------        --------    -------    -------          ------
    Total from investment operations...................            5.40            5.75       3.21        .81            2.11
                                                               --------        --------    -------    -------          ------
  Less distributions
  From net investment income...........................              --              --        .01         --             .04
  In excess of net investment income...................              --             .05         --         --              --
  From net realized gain...............................              --             .64        .10        .90             .22
  In excess of net realized gain.......................              --              --        .03         --              --
  From capital paid-in.................................              --              --         --        .02              --
                                                               --------        --------    -------    -------          ------
    Total distributions................................              --             .69        .14        .92             .26
                                                               --------        --------    -------    -------          ------
Net asset value, end of period.........................        $  41.13        $  35.73    $ 30.67    $ 27.60          $27.71
                                                               ========        ========    =======    =======          ======
Total return(%)........................................           15.11(d)        18.76(c)   11.62(c)    2.96(c)         7.65(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)...............        $589,816        $312,161    $74,650    $30,143          $2,846
Ratio of expenses to average net assets(%).............            2.43(f)         2.45       2.44       2.50            2.59(f)
Ratio of net investment income (loss) to average net
  assets(%)............................................             .90(f)         (.04)       .05       (.62)           (.42)(f)
Portfolio turnover rate(%).............................               2              14          6          7              19
Average commission rate(g).............................        $  .0086        $  .0092        N/A        N/A             N/A

                      (See Notes to Financial Statements)

                                                                                    FOR THE PERIOD
                                                                                    APRIL 30, 1996
CLASS C                                                       FOR THE SIX MONTHS    (COMMENCEMENT)
                                                                ENDED JUNE 30,      TO DECEMBER 31,
                                                              ------------------    ---------------
                                                                    1997*                1996
SELECTED PER SHARE DATA                                       ------------------    ---------------
Net asset value, beginning of period........................       $    35.58          $  32.68
                                                                   ----------          --------
  Income from investment operations
  Net investment income.....................................              .16(h)             --
  Net realized and unrealized gain on investment
    transactions............................................             5.22(h)           3.74
                                                                   ----------          --------
    Total from investment operations........................             5.38              3.74
                                                                   ----------          --------
  Less distributions
  In excess of net investment income........................               --               .20
  From net realized gain....................................               --               .64
                                                                   ----------          --------
    Total distributions.....................................               --               .84
                                                                   ----------          --------
Net asset value, end of period..............................       $    40.96          $  35.58
                                                                   ==========          ========
Total return(%)(d)..........................................            15.12             11.45
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................       $  176,295          $ 44,450
  Ratio of expenses to average net assets(%)(f).............             2.41              2.44
  Ratio of net investment income (loss) to average net
    assets(%)(f)............................................              .91              (.03)
Portfolio turnover rate(%)..................................                2                14
Average commission rate(g)..................................       $    .0086          $  .0092

                      (See Notes to Financial Statements)

                                                                                                          FOR THE PERIOD
                                                                FOR THE SIX                               OCTOBER 6, 1994
CLASS I                                                         MONTHS ENDED       FOR THE YEAR ENDED     (COMMENCEMENT)
                                                                  JUNE 30,            DECEMBER 31,        TO DECEMBER 31,
                                                              ----------------    --------------------    ---------------
                                                                   1997*            1996        1995           1994
SELECTED PER SHARE DATA                                       ----------------    --------    --------    ---------------
Net asset value, beginning of period........................     $    35.89       $  30.67    $  27.60        $  29.06
                                                                 ----------       --------    --------        --------
  Income (loss) from investment operations
  Net investment income.....................................            .38(h)         .27         .30             .03
  Net realized and unrealized gain (loss) on investment
    transactions............................................           5.30(h)        5.88        3.22            (.49)
                                                                 ----------       --------    --------        --------
    Total from investment operations........................           5.68           6.15        3.52            (.46)
                                                                 ----------       --------    --------        --------
  Less distributions
  From net investment income................................             --            .27         .30             .03
  In excess of net investment income........................             --            .02          --              --
  From net realized gain....................................             --            .64         .12             .92
  In excess of net realized gain............................             --             --         .03              --
  From capital paid-in......................................             --             --          --             .05
                                                                 ----------       --------    --------        --------
    Total distributions.....................................             --            .93         .45            1.00
                                                                 ----------       --------    --------        --------
Net asset value, end of period..............................     $    41.57       $  35.89    $  30.67        $  27.60
                                                                 ==========       ========    ========        ========
Total return(%).............................................          15.83(d)       20.06(c)    12.85(c)        (1.64)(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................     $   92,407       $ 53,344    $ 13,020        $  4,921
Ratio of expenses to average net assets(%)..................           1.19(f)        1.25        1.35            1.41(f)
Ratio of net investment income to average net assets(%).....           2.14(f)        1.16        1.14             .47(f)
Portfolio turnover rate(%)..................................              2             14           6               7
Average commission rate(g)..................................     $    .0086       $  .0092         N/A             N/A
(a)    Effective April 1, 1993, the subadviser is Northern Cross
       Investments Limited. Boston Overseas Investors Inc. was the
       subadviser from July 1, 1990 through March 31, 1993.
(b)    Net investment income is net of expenses reimbursed by
       manager.
(c)    Total return does not reflect a sales charge.
(d)    Total return represents aggregate total return and does not reflect a sales charge.
(e)    The ratio of expenses to average net assets is net of
       expenses reimbursed by manager. Without the expense
       reimbursement the ratio of expenses to average net assets
       would have been 1.80%.
(f)    Annualized.
(g)    For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
       This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.
(h)    Based on average shares outstanding.
 *     Unaudited.

                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Ivy International Fund (the Fund), is a diversified series of shares of Ivy Fund. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B, Class C and Class I are authorized. Ivy Fund was organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities traded on a U.S. or foreign stock exchange, or the National Association of Securities Dealers Automated Quotation ("NASDAQ") System, are valued at the last quoted sale price reported as of the close of regular trading on the exchange the security is traded most extensively. If there is no such sale, the security is valued at the calculated mean between the last bid and asked price on the exchange. Securities not traded on an exchange or NASDAQ, but traded in another over-the-counter market are valued at the average between the current bid and asked prices in such markets. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees (the Board), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. For valuation purposes, quotations of foreign securities in foreign currencies are translated into U.S. dollar equivalents using the foreign exchange quotation in effect. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board; as of June 30, 1997, there were no such securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Realized gains and losses from security transactions are calculated on an identified cost basis.

     FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code, as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, are declared in December.

     FOREIGN CURRENCY TRANSLATIONS -- Foreign currency transactions from foreign investment activity are translated into U.S. dollars on the following basis: (i) market value of securities, and dividends and interest receivable are translated at the closing daily rate of exchange; and, (ii) purchases and sales of investment securities are translated at the rate at which related foreign contracts are obtained or at the exchange rate prevailing on the date of the transaction. Exchange gains or losses from currency translation of other assets and liabilities, if significant, are reported as a separate component of Net realized and unrealized gain (loss) on investment transactions.

     Section 988 of the Internal Revenue Code provides that gains and losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. Accordingly, distributions for financial statement purposes may differ from the characterization of such distributions determined on a Federal income tax basis.

     RECLASSIFICATIONS -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to investments in foreign denominated securities, passive foreign investment companies, and certain securities sold at a loss. As a result, Net investment income (loss) and Net realized gain (loss) on investments and foreign currency transactions for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

2. RELATED PARTIES

     Ivy Management, Inc. (IMI) is the Manager and Investment Adviser of the Fund. For its services, IMI receives a fee monthly at the annual rate of 1.00% of the Fund's average net assets. Northern Cross Investments Limited is the subadviser of the Fund. IMI, not the Fund, is obligated to compensate the subadviser.

     Mackenzie Investment Management Inc. (MIMI), of which IMI is a wholly owned subsidiary, provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and ex-penses are reflected as Administrative services fee and Fund accounting in the Statement of Operations.

     Ivy Mackenzie Distributors, Inc. (IMDI), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the six months ended June 30, 1997, the net amount of underwriting discount retained by IMDI was $459,352.

     Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate not to exceed .25% of its average net asset value of shares issued after December 31, 1991, excluding Class I. Class B and Class C shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average net asset value attributable to Class B and Class C shares. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $1,451,799, $2,281,203 and $581,335, for Class A, Class B and Class C, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.

     Ivy Mackenzie Services Corp. (IMSC), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $794,145, $469,492, $112,606 and $2,693, for Class A, Class B, Class
C and Class I, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION

     Trustees who are not affiliated with IMI or MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. FUND SHARE TRANSACTIONS

     Fund share transactions for Class A, Class B, Class C and Class I were as follows:

                               SIX MONTHS ENDED               YEAR ENDED
                                 JUNE 30, 1997             DECEMBER 31, 1996
                           -------------------------   -------------------------
         CLASS A             SHARES        AMOUNT        SHARES        AMOUNT
         -------           ----------   ------------   ----------   ------------
Sold.....................  16,478,890   $615,801,735   16,070,230   $537,452,973
Issued on reinvestment of
 distributions...........          --             --      534,854     19,195,195
Repurchased..............  (4,140,981)  (157,075,557)  (4,561,167)  (152,002,454)
                           ----------   ------------   ----------   ------------
Net increase.............  12,337,909   $458,726,178   12,043,917   $404,645,714
                           ==========   ============   ==========   ============

                               SIX MONTHS ENDED               YEAR ENDED
                                 JUNE 30, 1997             DECEMBER 31, 1996
                           -------------------------   -------------------------
         CLASS B             SHARES        AMOUNT        SHARES        AMOUNT
         -------           ----------   ------------   ----------   ------------
Sold.....................   6,212,248   $229,009,596    6,659,639   $222,635,747
Issued on reinvestment of
 distributions...........          --             --       91,688      3,275,938
Repurchased..............    (608,370)   (23,012,291)    (448,268)   (14,867,073)
                           ----------   ------------   ----------   ------------
Net increase.............   5,603,878   $205,997,305    6,303,059   $211,044,612
                           ==========   ============   ==========   ============

                                                          FROM APRIL 30, 1996
                               SIX MONTHS ENDED             (COMMENCEMENT)
                                 JUNE 30, 1997           TO DECEMBER 31, 1996
                           -------------------------   -------------------------
         CLASS C             SHARES        AMOUNT        SHARES        AMOUNT
         -------           ----------   ------------   ----------   ------------
Sold.....................   3,169,639   $116,353,074    1,260,097   $ 43,344,404
Issued on reinvestment of
 distributions...........          --             --        9,696        344,991
Repurchased..............    (114,979)    (4,367,197)     (20,325)      (697,605)
                           ----------   ------------   ----------   ------------
Net increase.............   3,054,660   $111,985,877    1,249,468   $ 42,991,790
                           ==========   ============   ==========   ============

                               SIX MONTHS ENDED               YEAR ENDED
                                 JUNE 30, 1997             DECEMBER 31, 1996
                           -------------------------   -------------------------
         CLASS I             SHARES        AMOUNT        SHARES        AMOUNT
         -------           ----------   ------------   ----------   ------------
Sold.....................     781,127   $ 30,601,069    1,105,814   $ 37,145,203
Issued on reinvestment of
 distributions...........          --             --       35,847      1,286,548
Repurchased..............     (44,396)    (1,671,958)     (79,940)    (2,635,365)
                           ----------   ------------   ----------   ------------
Net increase.............     736,731   $ 28,929,111    1,061,721   $ 35,796,386
                           ==========   ============   ==========   ============

     Effective April 18, 1997, Ivy International Fund suspended the offer of its shares to new investors. Shares of Ivy International Fund are available for purchase only by existing shareholders of Ivy International Fund. Once a shareholder's account is liquidated, the shareholder may not invest in Ivy International Fund at a later date.

June 30, 1997

                                                                    IVY FUNDS(R)

Ivy
International
Fund II

------------
Semi-Annual
Report
------------
This report and the
financial statements
contained herein are
submitted for the general
information of the
shareholders. This report is not
authorized for distribution
to prospective investors unless
preceded or accompanied by an
effective prospectus.

Ivy Management, Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111

                                 THROUGHOUT THE
                                   CENTURIES,
                               THE CASTLE KEEP HAS
                                  BEEN A SOURCE
                              OF LONG-RANGE VISION
                                  AND STRATEGIC
                                    ADVANTAGE.

Market Commentary:

    We would like to take this opportunity to welcome you as a shareholder of the new Ivy International Fund II. There are many potential benefits to investing internationally including additional diversification, minimizing risk and maximizing returns.
    Since the inception of the Ivy International Fund II on May 13, 1997, European equity markets have performed well. We believe investors anticipated an economic recovery on the Continent and as a result, portfolio companies such as Volkswagen, Banque National de Paris and Trelleborg outperformed their respective home markets.
    Looking ahead, we believe European companies should benefit from improved economic activity, more competitive currencies, lower interest rates and ongoing corporate restructuring. The Fund's investments are heavily biased toward cyclical companies (Volvo, Galleries Lafayette and Holderbank), companies that should benefit from restructuring (Philips Electronics, Unilever and Schneider) and financial services (ING, Credit Suisse and Bank of Ireland) that should do well in a declining interest rate environment.
    Latin America has been another bright spot in the Ivy International Fund II. The strong equity performance in Latin America has been primarily in the larger-capitalization stocks and accordingly the Fund's concentrated holdings in companies like Telebras, Telefonica de Argentina and CTC have performed very well. Fundamentals in Latin America continue to improve and perceived risk is falling. We expect smaller-capitalization issues to participate in the rally in Latin American stocks in the months to come.
    Asia is clearly the dark cloud in an otherwise good environment for international equities. On the surface it would appear that the Hong Kong market has performed reasonably well. But if the performance of dominant HSBC Holdings is taken out of the index, it is apparent that most stocks comprising the Hang Seng index have actually declined since the beginning of 1997. The situation elsewhere in Asia is not much better. Investor sentiment is at an all time low which leads us to believe that there is tremendous upside potential for stock markets in the region. We continue to favor Hong Kong, but we are finding tremendous bargains in the rest of East Asia. While there are no guarantees, our research indicates this region could provide big surprises.
    On the currency front, according to our research, the deutschemark was approaching fair value in the 1.70 range. However, the surprise result of the French election caused us to rethink this view. With the socialist party far less committed to the European Monetary Union (EMU) than its predecessor, there could be far more pressure on the entire currency system. We believe that in an effort to save jobs (a key feature of the French socialist platform) the Maastricht rules could be relaxed. This would make it easier for "weaker" countries such as Italy, Spain and Portugal to join the EMU, thereby placing additional downward pressure on the core European currencies.
    We are optimistic about the longer-term prospects for international markets and would encourage investors who recognize the benefits of international diversification to look beyond any short-term distractions.

Ivy Management, Inc.

                                BOARD OF TRUSTEES
                              John S. Anderegg, Jr.
                                Paul H. Broyhill
                                Keith J. Carlson
                                Stanley Channick
                             Frank W. DeFriece, Jr.
                                 Roy J. Glauber
                                Michael G. Landry
                               Joseph G. Rosenthal
                              Richard N. Silverman
                                 J. Brendan Swan

                                    OFFICERS
                           Michael G. Landry, Chairman
                           Keith J. Carlson, President
                       James W. Broadfoot, Vice President
                               C. William Ferris,
                               Secretary/Treasurer

                                  LEGAL COUNSEL
                             Dechert Price & Rhoads
                                   Boston, MA

                                    CUSTODIAN
                          Brown Brothers Harriman & Co.
                                   Boston, MA

                                 TRANSFER AGENT
                                  Ivy Mackenzie
                                 Services Corp.
                                  P.O. Box 3022
                            Boca Raton, FL 33431-0922
                                 1-800-777-6472

                                    AUDITORS
                            Coopers & Lybrand L.L.P.
                               Fort Lauderdale, FL

                               INVESTMENT MANAGER
                              Ivy Management, Inc.
                            700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

                                   DISTRIBUTOR
                                  Ivy Mackenzie
                               Distributors, Inc.
                            700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111



                                                            [IVY MACKENZIE LOGO]

PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)

        EQUITY SECURITIES -- 93.7%            SHARES        VALUE
--------------------------------------------------------------------
AFRICA -- 2.1%
--------------------------------------------------------------------
SOUTH AFRICA -- 2.1%
Anglo American Corporation of South Africa
  Ltd. ADR................................       3,755   $   226,225
Nampak Limited............................      35,948       156,139
Rembrandt Group Ltd. .....................      13,484       143,892
South African Breweries Ltd. .............       4,841       148,628
                                                         -----------
                                                             674,884
                                                         -----------
ASIA/PACIFIC -- 29.0%
------------------------------------------
AUSTRALIA -- 4.0%
Australia & New Zealand Banking Group
  Ltd. ...................................      34,902       258,852
National Australia Bank Ltd. .............      12,674       180,113
Pacific Dunlop Limited....................     195,120       572,998
Westpac Banking Corp. Ltd. ...............      43,239       258,166
                                                         -----------
                                                           1,270,129
                                                         -----------
HONG KONG -- 9.0%
Cheung Kong Holdings Ltd. ................      50,000       493,722
Guangdong Investments.....................     138,000       207,518
Guangdong Investments Warrants*...........      13,800         6,501
HSBC Holdings.............................      15,800       475,186
Jardine Strategic Holdings Ltd. ..........      96,000       362,880
New World Development Company Ltd. .......      52,000       310,096
Peregrine Investment Holdings Limited.....     179,000       368,525
Swire Pacific Ltd. .......................      32,000       288,101
Tsingtao Brewery Co. Ltd. Series H........      92,000        35,625
Wheelock & Company, Ltd. .................     135,000       331,955
                                                         -----------
                                                           2,880,109
                                                         -----------
INDONESIA -- 1.5%
PT Astra International -- Foreign
  Registered..............................      67,500       278,994
PT Telekomunikasi Indonesia -- Foreign
  Registered..............................      50,000        81,740
Semen Gresik -- Foreign Registered........      54,500       122,157
                                                         -----------
                                                             482,891
                                                         -----------
MALAYSIA -- 3.5%
Arab Malaysian Corporation*...............      59,000       219,730
Genting Berhad............................      75,000       359,548
Land & General Berhad.....................     115,000       132,131
Perusahaan Otomobil Nasional Berhad.......      34,000       158,954
RHB Capital Berhad........................      81,000       256,735
                                                         -----------
                                                           1,127,098
                                                         -----------
NEW ZEALAND -- 4.4%
Fletcher Challenge Building...............      97,123       291,596
Fletcher Challenge Energy.................      85,488       257,823
Fletcher Challenge Forests................      55,007        79,779
Fletcher Challenge Paper..................      60,540       146,476
Telecom Corp. of New Zealand Ltd. ........      80,000       406,637
Tourism Holdings Limited..................     171,089       242,340
                                                         -----------
                                                           1,424,651
                                                         -----------
PHILIPPINES -- 1.6%
Benpres Holdings Corporation GDR*.........      44,900       306,308
Metro Pacific Corporation.................     888,950       192,107
                                                         -----------
                                                             498,415
                                                         -----------
SINGAPORE -- 4.2%
Clipsal Industries Ltd. ..................      97,000       343,380
DBS Land Limited..........................      72,000       227,604
Elec & Eltek International Co. Ltd. ......      48,000       268,800
Jardine Matheson Holdings Ltd. ...........      69,600       494,160
                                                         -----------
                                                           1,333,944
                                                         -----------
THAILAND -- 0.8%
Asia Credit Company PLC...................       2,300   $     5,860
Bankok Bank Public Company Limited........      16,600       114,063
Dhana Siam Finance & Secs. Public Co.
  Ltd. ...................................       6,800         3,609
Krung Thai Bank Public Company Limited....       8,300         8,651
Krung Thai Thanakit PLC...................       3,600         2,050
Nava Finance and Securities Public Company
  Limited*................................       7,300         2,818
Robinson Department Store Public Company
  Limited -- Foreign Registered...........     330,800       121,312
                                                         -----------
                                                             258,363
                                                         -----------
EUROPE -- 55.3%
------------------------------------------
FINLAND -- 2.2%
Enso OY -- R Shares.......................      18,474       170,718
Rauma OY..................................       9,691       222,020
UPM -- Kymmene Corp.......................      14,179       327,570
                                                         -----------
                                                             720,308
                                                         -----------
FRANCE -- 10.5%
Banque Nationale de Paris.................      12,916       532,837
Compagnie Financiere de Paribas...........       2,880       199,164
Elf Aquitaine S.A.........................       1,852       199,997
Galeries Lafayette*.......................         527       218,665
Groupe Danone.............................       1,804       298,365
Pernod-Ricard.............................      10,000       516,102
Peugeot Citroen...........................       2,761       267,121
Schneider S.A.............................       6,427       342,427
Societe Generale..........................       1,609       179,785
Suez Lyonnaise des Eaux...................       3,015       304,020
Total S.A. ADR............................       5,800       293,625
                                                         -----------
                                                           3,352,108
                                                         -----------
GERMANY -- 3.9%
Merck KGaA................................      12,729       555,171
Volkswagen AG.............................         903       685,075
                                                         -----------
                                                           1,240,246
                                                         -----------
IRELAND -- 1.3%
Bank of Ireland...........................      37,326       410,935
                                                         -----------
ITALY -- 3.1%
Banco Popolare di Milano..................      85,000       508,801
Fiat S.p.A.*..............................     138,000       496,362
                                                         -----------
                                                           1,005,163
                                                         -----------
NETHERLANDS -- 8.1%
ABN Amro Bank.............................      13,685       255,635
Akzo Nobel NV.............................       2,601       357,098
Fortis Amev NV............................      10,945       488,227
Hunter Douglas NV.........................       5,686       484,638
ING Groep NV..............................       6,446       297,737
Philips Electronics NV....................       4,308       309,140
Unilever NV ADR...........................       1,800       392,400
                                                         -----------
                                                           2,584,875
                                                         -----------
NORWAY -- 2.0%
Norsk Hydro Sponsored ADR.................      11,600       628,575
                                                         -----------
PORTUGAL -- 2.1%
Lusomundo-SGPS S.A. Preferred Shares......      30,021       251,043
Portugal Telecom S.A. ADR.................      10,900       437,362
                                                         -----------
                                                             688,405
                                                         -----------
SPAIN -- 3.5%
Empresa Nacional de Electricidad -- ADR...       5,000       425,312
Telefonica de Espana S.A. ADR.............       8,235       710,269
                                                         -----------
                                                           1,135,581
                                                         -----------

                      (See Notes to Financial Statements)

JUNE 30, 1997 (UNAUDITED)

            EQUITY SECURITIES                 SHARES        VALUE

--------------------------------------------------------------------
SWEDEN -- 6.1%
AssiDoman AB..............................       5,749   $   163,569
Astra AB "B" Shares.......................      10,669       189,720
Electrolux AB.............................       3,441       248,317
Granges AB................................         149         2,004
S.K.F. AB Series "B"......................      11,500       297,450
Stora Kopparbergs Bergslags Aktiebolag
  (STORA).................................      12,673       206,508
Trelleborg AB "B" Free Shares.............      33,759       554,473
Volvo AB B Shares.........................      10,983       294,021
                                                         -----------
                                                           1,956,062
                                                         -----------
SWITZERLAND -- 4.3%
Credit Suisse Group.......................       2,266       291,439
Holderbank Financiere Glaris AG...........         374       353,772
Nestle AG Registered......................         299       395,016
SMH AG Bearer.............................         569       325,511
                                                         -----------
                                                           1,365,738
                                                         -----------
UNITED KINGDOM -- 8.2%
Bank of Scotland..........................      60,346       385,666
Barclays PLC ADR..........................      12,506       248,100
Cadbury Schweppes PLC ADR.................      18,135       161,625
Grand Metropolitan PLC ADR................      21,601       209,052
Hanson PLC ADR............................       8,600       215,000
Imperial Chemical Industries PLC --
  Sponsored ADR...........................      30,383       422,482
National Westminster Bank PLC ADR.........      12,662       170,167
Safeway plc...............................      51,000       294,956
Shell Transport & Trading Co. ............      44,040       300,146
Waste Management International plc*.......      25,700       234,512
                                                         -----------
                                                           2,641,706
                                                         -----------
LATIN AMERICA -- 7.3%
------------------------------------------
ARGENTINA -- 1.5%
CIADEA S.A.*..............................      14,400        61,927
Telecom Argentina S.A. Sponsored ADR......       2,000       105,000
Telefonica De Argentina S.A. .............       3,700       128,113
YPF S.A. Sponsored ADR....................       6,000       184,500
                                                         -----------
                                                             479,540
                                                         -----------
BRAZIL -- 2.4%
Companhia Vale do Rio Doce Preferred......      15,000       334,402
Telecomunicacoes Brasileiras S.A. ADR
  (Telebras)..............................       2,800       424,900
                                                         -----------
                                                             759,302
                                                         -----------
CHILE -- 2.9%
A.F.P Provida S.A. Sponsored ADR..........      12,000   $   262,500
Cia de Telecomunicaciones de Chile S.A.
  Sponsored ADR*..........................       6,200       204,600
Empresa Nacional de Electricidad S.A......       5,900       133,119
Santa Isabel S.A. ADR.....................       5,300       170,925
Vina Concha y Toro S.A. ADR...............       5,400       167,062
                                                         -----------
                                                             938,206
                                                         -----------
MEXICO -- 0.5%
Sanluis Corporacion S.A. de C.V. .........      12,130        89,513
Tubos de Acero de Mexico S.A. -- Sponsored
  ADR.....................................       3,300        60,844
                                                         -----------
                                                             150,357
                                                         -----------
TOTAL EQUITY SECURITIES
  (Cost -- $29,608,253)(a)................                30,007,591
OTHER ASSETS, LESS LIABILITIES -- 6.3%....                 2,031,938
                                                         -----------
NET ASSETS -- 100%........................               $32,039,529
                                                         ===========
ADR - American Depository Receipt
GDR - Global Depository Receipt
NV  - Non-voting
 *  Non-Income producing security.
(a) Cost is the same for Federal income tax purposes.

OTHER INFORMATION:
At June 30, 1997, net unrealized appreciation based on cost for financial statement and Federal income tax purposes is as follows:
    Gross unrealized appreciation.....................   $   961,878
    Gross unrealized depreciation.....................      (562,540)
                                                         -----------
        Net unrealized appreciation...................   $   399,338
                                                         ===========

Purchases and sales of securities other than short-term obligations aggregated $29,608,253 and $0, respectively, for the period ended
June 30, 1997.

Forward foreign currency exchange contracts at June 30, 1997 were:

          FORWARD CONTRACTS               PRINCIPAL      VALUE OF      UNREALIZED
   (CURRENCY/EXPIRATION/COMMITMENT)        AMOUNT       OBLIGATION    APPRECIATION
--------------------------------------  -------------   -----------   ------------
Deutsch Marks/September 97/Sell.......     100,455 US   $   (99,740)    $   715
French Francs/September 97/Sell.......   1,224,440 US    (1,195,842)     28,598
French Francs/September 97/Sell.......   1,296,156 US    (1,288,093)      8,063
Netherland Guilders/September
 97/Sell..............................     400,371 US      (397,329)      3,042
Swiss Francs/September 97/Sell........     252,136 US      (248,675)      3,461
                                                        -----------     -------
Total forward foreign currency
 exchange contracts sold..............                  $(3,229,679)    $43,879
                                                        ===========     =======

                      (See Notes to Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)

ASSETS
Investments, at value (identified cost -- $29,608,253)......  $30,007,591
Cash........................................................    4,949,130
Cash denominated in foreign currencies (cost -- $101).......          102
Receivables
  Open forward foreign currency contracts...................       43,879
  Fund shares sold..........................................    1,719,435
  Dividends and interest....................................       47,062
Deferred organization expense...............................       61,106
                                                              -----------
    Total assets............................................   36,828,305
                                                              -----------
LIABILITIES
Payables
  Investments purchased.....................................    4,731,154
  Fund shares repurchased...................................       11,346
  Management fee............................................       17,743
  12b-1 service and distribution fees.......................       15,004
  Other payables to related parties.........................        7,113
Accrued expenses............................................        6,416
                                                              -----------
    Total liabilities.......................................    4,788,776
                                                              -----------
NET ASSETS..................................................  $32,039,529
                                                              ===========
CLASS A
Net asset value and redemption price per share
  ($6,508,007/634,226 shares outstanding)...................  $     10.26
                                                              ===========
Maximum offering price per share ($10.26 X 100/94.25)*......  $     10.89
                                                              ===========
CLASS B
Net asset value, offering price and redemption price** per
  share ($16,697,672/1,628,643 shares outstanding)..........  $     10.25
                                                              ===========
CLASS C
Net asset value, offering price and redemption price*** per
  share ($8,833,850/861,718 shares outstanding).............  $     10.25
                                                              ===========
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $31,551,918
  Undistributed net realized loss on investments and foreign
    currency transactions...................................         (395)
  Undistributed net investment income.......................       45,186
  Net unrealized appreciation on
    Investments and foreign currency transactions...........      398,941
    Forward foreign currency contracts......................       43,879
                                                              -----------
NET ASSETS..................................................  $32,039,529
                                                              ===========

  * On sales of more than $50,000 the offering price is reduced.
 ** Subject to a maximum contingent deferred sales charge of 5%.
*** Subject to a maximum contingent deferred sales charge of 1%.

                      (See Notes to Financial Statements)

STATEMENT OF OPERATIONS
FOR THE PERIOD MAY 13, 1997 (COMMENCEMENT) TO JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
  Dividends, net of $9,349 foreign taxes withheld...........             $   80,999
  Interest..................................................                 16,795
                                                                         ----------
                                                                             97,794
                                                                         ----------
EXPENSES
  Management fee............................................  $ 20,952
  Transfer agent............................................     2,408
  Administrative services fee...............................     2,095
  Custodian fees............................................     1,046
  Auditing and accounting fees..............................     1,500
  Amortization of organization expenses.....................       243
  Fund accounting...........................................     2,925
  12b-1 service and distribution fees.......................    17,524
  Legal.....................................................     3,000
  Other.....................................................       915
                                                                         ----------
      Total expenses........................................                 52,608
                                                                         ----------
NET INVESTMENT INCOME.......................................                 45,186
                                                                         ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  TRANSACTIONS
  Net realized loss on investments and foreign currency
    transactions............................................                   (395)
  Net unrealized appreciation during the period on
    Investments and foreign currency transactions...........                398,941
    Forward foreign currency contracts......................                 43,879
                                                                         ----------
      Net gain on investment transactions...................                442,425
                                                                         ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............             $  487,611
                                                                         ==========

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD MAY 13, 1997 (COMMENCEMENT) TO JUNE 30, 1997 (UNAUDITED)

INCREASE IN NET ASSETS
Operations
  Net investment income.....................................  $    45,186
  Net realized loss on investments and foreign currency
    transactions............................................         (395)
  Net unrealized appreciation during the period on
    Investments and foreign currency transactions...........      398,941
    Forward foreign currency contracts......................       43,879
                                                              -----------
      Net increase resulting from operations................      487,611
                                                              -----------
Fund share transactions (Note 4)
  Class A...................................................    6,396,705
  Class B...................................................   16,447,037
  Class C...................................................    8,708,176
  Class I...................................................           --
                                                              -----------
      Net increase resulting from Fund share transactions...   31,551,918
                                                              -----------
TOTAL INCREASE IN NET ASSETS................................  $32,039,529
                                                              ===========
UNDISTRIBUTED NET INVESTMENT INCOME.........................  $    45,186
                                                              ===========

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS

                                                                 FOR THE PERIOD MAY 13, 1997
                                                                       (COMMENCEMENT)
                                                                      TO JUNE 30, 1997*
                                                              ---------------------------------
                                                              CLASS A      CLASS B      CLASS C
                                                              -------      -------      -------
                 SELECTED PER SHARE DATA**
Net asset value, beginning of period........................  $10.01       $10.01       $10.01
                                                              ------       -------      ------
  Income from investment operations
  Net investment income.....................................     .03          .02          .02
  Net realized and unrealized gain on investment
    transactions............................................     .22          .22          .22
                                                              ------       -------      ------
    Total from investment operations........................     .25          .24          .24
                                                              ------       -------      ------
Net asset value, end of period..............................  $10.26       $10.25       $10.25
                                                              ======       =======      ======
Total return(%)(a)..........................................    2.50         2.40         2.40
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................  $6,508       $16,698      $8,834
  Ratio of expenses to average net assets(%)(b).............    1.82         2.58         2.56
  Ratio of net investment income to average net
    assets(%)(b)............................................    2.66         1.90         1.92
Portfolio turnover rate(%)..................................       0            0            0
Average commission rate(c)..................................  $.0228       $.0228       $.0228
(a)    Total return represents aggregate total return and does not reflect a sales charge.
(b)    Annualized.
(c)    This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.
 *     Unaudited.
**     Based on average shares outstanding.

                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Ivy International Fund II (the Fund), is a diversified series of shares of Ivy Fund. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B, Class C and Class I are authorized. Ivy Fund was organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities traded on a U.S. or foreign stock exchange, or the National Association of Securities Dealers Automated Quotation ("NASDAQ") System, are valued at the last quoted sale price reported as of the close of regular trading on the exchange the security is traded most extensively. If there is no such sale, the security is valued at the calculated mean between the last bid and asked price on the exchange. Securities not traded on an exchange or NASDAQ, but traded in another over-the-counter market are valued at the average between the current bid and asked prices in such markets. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees (the Board), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. For valuation purposes, quotations of foreign securities in foreign currencies are translated into U.S. dollar equivalents using the foreign exchange quotation in effect. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board; as of June 30, 1997, there were no such securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Realized gains and losses from security transactions are calculated on an identified cost basis.

     FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code, as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, are declared in December.

     FOREIGN CURRENCY TRANSLATIONS -- Foreign currency transactions from foreign investment activity are translated into U.S. dollars on the following basis: (i) market value of securities, and dividends and interest receivable are translated at the closing daily rate of exchange; and, (ii) purchases and sales of investment securities are translated at the rate at which related foreign contracts are obtained or at the exchange rate prevailing on the date of the transaction. Exchange gains or losses from currency translation of other assets and liabilities, if significant, are reported as a separate component of Net realized and unrealized gain (loss) on investment transactions.

     Section 988 of the Internal Revenue Code provides that gains and losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. Accordingly, distributions for financial statement purposes may differ from the characterization of such distributions determined on a Federal income tax basis.

     FORWARD FOREIGN CURRENCY CONTRACTS -- Forward foreign currency contracts may be entered into for purposes of hedging specific securities denominated in foreign currencies. Forward contracts are marked to market daily, and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if the counter parties are unable to meet the terms of the contracts.

     DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five year period.

     RECLASSIFICATIONS -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to investments in foreign denominated securities, passive foreign investment companies, and certain securities sold at a loss. As a result, Net investment income (loss) and Net realized gain (loss) on investments and foreign currency transactions for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

2. RELATED PARTIES

     Ivy Management, Inc. (IMI) is the Manager and Investment Adviser of the Fund. For its services, IMI receives a fee monthly at the annual rate of 1.00% of the Fund's average net assets.

     Currently, IMI voluntarily limits the Fund's total operating expenses (excluding taxes, 12b-1 fees, brokerage commissions, interest, litigation and indemnification expenses, and other extraordinary expenses). The voluntary expense limitation may be terminated or revised at any time.

     Mackenzie Investment Management Inc. (MIMI), of which IMI is a wholly owned subsidiary, provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and expenses are reflected as Administrative services fee and Fund accounting in the Statement of Operations.

     Ivy Mackenzie Distributors, Inc. (IMDI), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. From May 13, 1997 (Commencement) to June 30, 1997, the net amount of underwriting discount retained by IMDI was $22,796.

     Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate not to exceed .25% of its average net assets, excluding Class I. Class B and Class C shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average net asset value attributable to Class B and Class C shares. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $1,143, $10,678 and $5,703, for Class A, Class B and Class C, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.

     Ivy Mackenzie Services Corp. (IMSC), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $372, $1,421, $615 and $0, for Class A, Class B, Class C and Class I, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION

     Trustees who are not affiliated with IMI or MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. FUND SHARE TRANSACTIONS

     Fund share transactions from May 13, 1997 (Commencement) to June 30, 1997, for Class A, Class B, Class C and Class I were as follows:

                     CLASS A                         SHARES        AMOUNT
                     -------                        ---------    -----------
Sold..............................................    639,057    $ 6,445,931
Repurchased.......................................     (4,831)       (49,226)
                                                    ---------    -----------
Net increase......................................    634,226    $ 6,396,705
                                                    =========    ===========

                     CLASS B                         SHARES        AMOUNT
                     -------                        ---------    -----------
Sold..............................................  1,637,376    $16,535,345
Repurchased.......................................     (8,733)       (88,308)
                                                    ---------    -----------
Net increase......................................  1,628,643    $16,447,037
                                                    =========    ===========

                     CLASS C                         SHARES        AMOUNT
                     -------                        ---------    -----------
Sold..............................................    870,370    $ 8,796,077
Repurchased.......................................     (8,652)       (87,901)
                                                    ---------    -----------
Net increase......................................    861,718    $ 8,708,176
                                                    =========    ===========

                     CLASS I                         SHARES        AMOUNT
                     -------                        ---------    -----------
Sold..............................................          1    $        10
Repurchased.......................................         (1)           (10)
                                                    ---------    -----------
Net increase......................................         --    $        --
                                                    =========    ===========

03IVIAX063097

June 30, 1997

                                                                   IVY FUNDS(R)

Ivy
International
Small
Companies
Fund

-----------
Semi-Annual
Report
-----------
This report and the
financial statements
contained herein are
submitted for the general
information of the shareholders.
This report is not authorized
for distribution to prospective
investors unless preceded or
accompanied by an effective prospectus.

Ivy Management, Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111

                                 THROUGHOUT THE
                                   CENTURIES,
                              THE CASTLE KEEP HAS
                                 BEEN A SOURCE
                              OF LONG-RANGE VISION
                                 AND STRATEGIC
                                  ADVANTAGE.

MARKET COMMENTARY:

     We would like to take this opportunity to welcome you as a shareholder of the new Ivy International Small Companies Fund. There are many potential benefits to investing internationally including additional diversification, minimizing risk and maximizing returns.

     The development of international small-capitalization stocks as an asset class is still in its early days. According to our research, however, Europe is on the right track. After several years of underperformance due to weak economies, we believe domestically focused small companies in Europe should begin to show signs of strength. In addition, the trend toward entrepreneurship, increased access to capital markets, and perhaps the most important -- attractive valuations -- should provide strong support for this asset class in the coming years. We believe 2the combination of strong profit growth as European economies pick up and the current low valuations in small-capitalization European stocks make this an attractive area for investment.

     Approximately 50% of the Ivy International Small Companies Fund is invested in Europe, 24% in Asia, 6% in Latin America and 2% in Canada. Many of the Fund's European stocks are invested in small-capitalization consumer cyclicals and industrial holdings, which we believe should benefit from the European recovery that our research indicates is underway. These holdings include Dyckerhoff, a German cement manufacturer, Edipresse, a Swiss publisher, and the German-based manufacturer of high-quality cameras, Leica Camera. These stocks have performed reasonably well in local currency terms, although not as well as their large-capitalization counterparts. Large-capitalization stocks in Europe, as in other markets, have outperformed smaller-company stocks significantly since the beginning of 1997.

     The Fund's Asian investments have suffered along with the region's general investment climate. However, we continue to believe there is tremendous value in many of these issues. The Fund is invested in niche manufacturers like Elec & Eltek and retailers such as Robinson Stores and Tourism Holdings, a tour operator in New Zealand. Our research confirms that these stocks are selling at very reasonable valuations and offer superior long-term growth.

     The Fund's Latin American investments have performed well on the back of strong overall markets in the region. Latin American markets are dominated by large utilities, banks and conglomerates, and the quality and number of smaller-capitalization companies are limited. However, the Fund is invested in some well-managed, small-capitalization stocks like the Brazilian airline TAM, and Bansud, one of the largest Argentine banks.

     For the most part, international small-capitalization stocks have been largely ignored by international investors and are not as widely covered by research analysts as are large-capitalization stocks. Neglected and under-researched stocks often present excellent values.

     Overall, we are optimistic about the longer-term prospects for international markets, and small-company stocks, in particular. We believe investors who recognize the importance of diversifying their investment portfolios overseas should benefit.

IVY MANAGEMENT, INC.

                               BOARD OF TRUSTEES
                             John S. Anderegg, Jr.
                                Paul H. Broyhill
                                Keith J. Carlson
                                Stanley Channick
                             Frank W. DeFriece, Jr.
                                 Roy J. Glauber
                               Michael G. Landry
                              Joseph G. Rosenthal
                              Richard N. Silverman
                                J. Brendan Swan

                                    OFFICERS
                          Michael G. Landry, Chairman
                          Keith J. Carlson, President
                       James W. Broadfoot, Vice President
                               C. William Ferris,
                              Secretary/Treasurer

                                 LEGAL COUNSEL
                             Dechert Price & Rhoads
                                   Boston, MA

                                   CUSTODIAN
                         Brown Brothers Harriman & Co.
                                   Boston, MA

                                 TRANSFER AGENT
                                 Ivy Mackenzie
                                 Services Corp.
                                 P.O. Box 3022
                           Boca Raton, FL 33431-0922
                                 1-800-777-6472

                                    AUDITORS
                            Coopers & Lybrand L.L.P.
                              Fort Lauderdale, FL

                               INVESTMENT MANAGER
                              Ivy Management, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

                                  DISTRIBUTOR
                                 Ivy Mackenzie
                               Distributors, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                1-800-456-5111

                                                           [IVY MACKENZIE LOGO]

PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)

        EQUITY SECURITIES -- 81.2%             SHARES       VALUE
-------------------------------------------
ASIA/PACIFIC -- 23.9%
-------------------------------------------
AUSTRALIA -- 1.1%
Pacific Dunlop Limited.....................      12,400   $   36,414
                                                          ----------
HONG KONG -- 7.8%
CDL Hotels International Ltd...............      44,000       17,890
Li & Fung..................................      50,000       56,149
National Mutual Asia Ltd...................      44,000       48,843
Peregrine Investment Holdings Limited......      26,000       53,529
Union Bank of Hong Kong Ltd................      31,000       89,631
                                                          ----------
                                                             266,042
                                                          ----------
MALAYSIA -- 3.7%
KFC Holdings (Malaysia) Berhad.............      20,300       76,406
Malayan Cement Berhad......................      28,750       48,068
                                                          ----------
                                                             124,474
                                                          ----------
NEW ZEALAND -- 7.2%
Fisher & Paykel Industries.................      20,800       81,056
Fletcher Challenge Building................      23,000       69,054
Fletcher Challenge Forestry................       5,200        7,542
Tourism Holdings Limited...................      61,200       86,687
                                                          ----------
                                                             244,339
                                                          ----------
PHILIPPINES -- 1.0%
Metro Pacific Corp.........................     162,700       35,160
                                                          ----------
SINGAPORE -- 1.7%
Elec & Eltek International Co. Ltd.........      10,000       56,000
                                                          ----------
THAILAND -- 1.4%
Asia Credit Company PLC....................       4,500       11,465
Dhana Siam Finance & Securities Public
  Company Limited..........................      48,400       25,690
Robinson Department Store Public Company
  Limited -- Foreign Registered............      30,200       11,075
                                                          ----------
                                                              48,230
                                                          ----------
EUROPE -- 50.0%
-------------------------------------------
AUSTRIA -- 4.2%
BWT AG.....................................         560       86,779
Creditanstalt-Bankverein...................       1,390       55,890
                                                          ----------
                                                             142,669
                                                          ----------
FINLAND -- 1.8%
Metsa-Serla OY -- Class B..................       7,300       59,448
                                                          ----------
FRANCE -- 5.1%
Bongrain S.A...............................         175       68,528
Scor.......................................       1,810       72,944
Societe Generale...........................         300       33,521
                                                          ----------
                                                             174,993
                                                          ----------
GERMANY -- 6.7%
Dyckerhoff AG..............................         115       41,709
Gerresheimer Glas AG.......................       3,800       63,787
Leica Camera AG............................       2,420       59,718
Merck KGaA.................................       1,440       62,805
                                                          ----------
                                                             228,019
                                                          ----------
HUNGARY -- 1.1%
Danubius Hotel & Spa Rt....................         500       14,787
Pick Szeged Rt.............................         300       23,083
                                                          ----------
                                                              37,870
                                                          ----------
ITALY -- 7.7%
Banca Popolare Di Milano...................       7,950       47,588
Fiat S.p.A.*...............................      15,950       57,369
Industrie Natuzzi Spa -- Sponsored ADR.....       2,400       61,500
Safilo S.p.A...............................       4,060       94,252
                                                          ----------
                                                             260,709
                                                          ----------
NETHERLANDS -- 1.0%
Fortis Amev NV.............................         700       31,225
                                                          ----------


NORWAY -- 1.7%
Norske Skogindustrier ASA..................         910       31,573
Nycomed ASA................................       1,830       26,997
                                                          ----------
                                                              58,570
                                                          ----------
PORTUGAL -- 4.5%
Colep -- Cia. Portuguesa de Embalagens*....       1,800       28,927
Companhia de Seguros Mundial Confianca
  S.A.*....................................       4,850       71,457
Lusomundo-SGPS S.A.........................       5,610       50,742
                                                          ----------
                                                             151,126
                                                          ----------
SPAIN -- 2.2%
Grupo Anaya S.A............................       3,900       76,372
                                                          ----------
SWEDEN -- 1.2%
S.K.F. AB Series "B".......................       1,510       39,057
                                                          ----------
SWITZERLAND -- 5.1%
Edipresse S.A..............................         315       74,545
Fotolabo S.A...............................         310       98,879
                                                          ----------
                                                             173,424
                                                          ----------
UNITED KINGDOM -- 7.7%
Care U.K. PLC..............................      36,780       75,598
Corporate Services Group PLC...............      20,380       63,936
Jarvis Hotels PLC..........................      26,770       62,598
Kiln Capital PLC...........................      34,650       59,686
                                                          ----------
                                                             261,818
                                                          ----------
LATIN AMERICA -- 5.6%
-------------------------------------------
ARGENTINA -- 2.8%
Bansud S.A.*...............................       3,340       51,776
Quilmes Industrial S.A.*...................       3,830       44,524
                                                          ----------
                                                              96,300
                                                          ----------
BRAZIL -- 1.7%
Elevadores Atlas S.A. 144A.................       1,600       20,844
OSA S.A. Preferred.........................   2,800,000       13,005
Tam Transport Aeros Preferred..............     460,000       25,424
                                                          ----------
                                                              59,273
                                                          ----------
CHILE -- 1.1%
Genesis Chile Fund.........................         760       38,190
                                                          ----------
NORTH AMERICA -- 1.7%
-------------------------------------------
CANADA -- 1.7%
Methanex Corporation.......................       5,870       54,464
Semi-Tech Corporation......................       1,560        3,347
                                                          ----------
                                                              57,811
                                                          ----------
TOTAL EQUITY SECURITIES
  (Cost -- $2,679,690)(a)..................                2,757,533
OTHER ASSETS, LESS LIABILITIES -- 18.8%....                  639,468
                                                          ----------
NET ASSETS -- 100%.........................               $3,397,001
                                                          ==========
ADR -- American Depository Receipt
NV  -- Non-voting
 *  Non-Income producing security.
(a) Cost is the same for Federal income tax purposes.

OTHER INFORMATION:
At June 30, 1997, net unrealized appreciation based on cost for financial statement and Federal income tax purposes is as follows:
    Gross unrealized appreciation......................   $  239,238
    Gross unrealized depreciation......................     (161,395)
                                                          ----------
        Net unrealized appreciation....................   $   77,843
                                                          ==========
Purchases and sales of securities other than short-term obligations aggregated $2,682,230 and $3,575, respectively, for the period ended
June 30, 1997.

                      (See Notes to Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)

ASSETS
Investments, at value (identified cost -- $2,679,690).......  $ 2,757,533
Cash........................................................      813,837
Receivables
  Fund shares sold..........................................       54,475
  Dividends and interest....................................        7,449
  Manager for expense reimbursement.........................       17,958
Deferred organization expenses..............................       44,183
Other assets................................................        3,040
                                                              -----------
  Total assets..............................................    3,698,475
                                                              -----------
LIABILITIES
Payables
  Investments purchased.....................................      279,562
  Fund shares repurchased...................................          311
  Management fee............................................        2,698
  12b-1 service and distribution fees.......................        2,088
  Other payables to related parties.........................        2,803
Accrued expenses............................................       14,012
                                                              -----------
  Total liabilities.........................................      301,474
                                                              -----------
NET ASSETS..................................................  $ 3,397,001
                                                              ===========
CLASS A
Net asset value and redemption price per share
  ($1,117,011/107,585 shares outstanding)...................  $     10.38
                                                              ===========
Maximum offering price per share ($10.38 X 100/94.25)*......  $     11.01
                                                              ===========
CLASS B
Net asset value, offering price and redemption price** per
  share ($694,639/67,153 shares outstanding)................  $     10.34
                                                              ===========
CLASS C
Net asset value, offering price and redemption price*** per
  share ($1,585,351/153,106 shares outstanding).............  $     10.35
                                                              ===========
NET ASSETS CONSIST OF
Capital paid-in.............................................  $ 3,307,922
Undistributed net realized gain on investments and foreign
  currency transactions.....................................        1,125
Undistributed net investment income.........................       10,151
Net unrealized appreciation on investments and foreign
  currency transactions.....................................       77,803
                                                              -----------
NET ASSETS..................................................  $ 3,397,001
                                                              ===========

  * On sales of more than $50,000 the offering price is reduced.
 ** Subject to a maximum contingent deferred sales charge of 5%.
*** Subject to a maximum contingent deferred sales charge of 1%.

                      (See Notes to Financial Statements)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
  Dividends, net of $3,347 foreign taxes withheld...........            $ 35,469
                                                                        --------
EXPENSES
  Management fee............................................  $ 9,644
  Transfer agent............................................    2,127
  Administrative services fee...............................      964
  Custodian fees............................................   23,407
  Blue Sky fees.............................................    1,520
  Auditing and accounting fees..............................    1,553
  Shareholder reports.......................................       50
  Amortization of organization expenses.....................    2,754
  Fund accounting...........................................    8,275
  Trustees' fees............................................      435
  12b-1 service and distribution fees.......................    7,219
  Legal.....................................................    7,764
  Other.....................................................    1,033
                                                                        --------
                                                                          66,745
  Expenses reimbursed by manager............................             (41,427)
                                                                        --------
    Net expenses............................................              25,318
                                                                        --------
NET INVESTMENT INCOME.......................................              10,151
                                                                        --------
REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS
  Net realized gain on investments and foreign currency
    transactions............................................               1,125
  Net unrealized appreciation during the period on
    investments and foreign currency transactions...........              77,803
                                                                        --------
    Net gain on investment transactions.....................              78,928
                                                                        --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............            $ 89,079
                                                                        ========

                      (See Notes to Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INCREASE IN NET ASSETS
Operations
  Net investment income.....................................  $    10,151
  Net realized gain on investments and foreign currency
    transactions............................................        1,125
  Net unrealized appreciation during the period on
    investments and foreign currency transactions...........       77,803
                                                              -----------
    Net increase resulting from operations..................       89,079
                                                              -----------
Fund share transactions (Note 4)
    Class A.................................................    1,081,212
    Class B.................................................      679,618
    Class C.................................................    1,547,092
    Class I.................................................           --
                                                              -----------
    Net increase resulting from Fund share transactions.....    3,307,922
                                                              -----------
TOTAL INCREASE IN NET ASSETS................................  $ 3,397,001
                                                              ===========
UNDISTRIBUTED NET INVESTMENT INCOME.........................  $    10,151
                                                              ===========

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS

                                                                  FOR THE SIX MONTHS ENDED
                                                                       JUNE 30, 1997*
                                                              ---------------------------------
                                                              CLASS A      CLASS B      CLASS C
                 SELECTED PER SHARE DATA**                    -------      -------      -------
Net asset value, beginning of period........................  $10.00       $10.00       $10.00
                                                              ------       ------       ------
  Income from investment operations
  Net investment income(a)..................................     .06          .03          .03
  Net realized and unrealized gain on investment
    transactions............................................     .32          .31          .32
                                                              ------       ------       ------
    Total from investment operations........................     .38          .34          .35
                                                              ------       ------       ------
Net asset value, end of period..............................  $10.38       $10.34       $10.35
                                                              ======       ======       ======
Total return(%)(b)..........................................    3.80         3.40         3.50
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................  $1,117       $  695       $1,585
Ratio of expenses to average net assets
  With expense reimbursement(%)(c)..........................    2.11         2.91         2.82
  Without expense reimbursement(%)(c).......................    6.37         7.17         7.08
Ratio of net investment income to average net
  assets(%)(a)(c)...........................................    1.53          .73          .83
Portfolio turnover rate(%)..................................       0            0            0
Average commission rate(d)..................................  $.0026       $.0026       $.0026

(a)    Net investment income is net of expenses reimbursed by
       manager.
(b) Total return represents aggregate total return and does not reflect a sales charge.
(c)    Annualized.
(d) This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.
 *     Unaudited.
**     Based on average shares outstanding.

                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Ivy International Small Companies Fund (the Fund), is a diversified series of shares of Ivy Fund. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B, Class C and Class I are authorized. Ivy Fund was organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities traded on a U.S. or foreign stock exchange, or the National Association of Securities Dealers Automated Quotation ("NASDAQ") System, are valued at the last quoted sale price reported as of the close of regular trading on the exchange the security is traded most extensively. If there is no such sale, the security is valued at the calculated mean between the last bid and asked price on the exchange. Securities not traded on an exchange or NASDAQ, but traded in another over-the-counter market are valued at the average between the current bid and asked prices in such markets. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees (the Board), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. For valuation purposes, quotations of foreign securities in foreign currencies are translated into U.S. dollar equivalents using the foreign exchange quotation in effect. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board; as of June 30, 1997, there were no such securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Realized gains and losses from security transactions are calculated on an identified cost basis.

     FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code, as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, are declared in December.

     FOREIGN CURRENCY TRANSLATIONS -- Foreign currency transactions from foreign investment activity are translated into U.S. dollars on the following basis: (i) market value of securities, and dividends and interest receivable are translated at the closing daily rate of exchange; and, (ii) purchases and sales of investment securities are translated at the rate at which related foreign contracts are obtained or at the exchange rate prevailing on the date of the transaction. Exchange gains or losses from currency translation of other assets and liabilities, if significant, are reported as a separate component of Net realized and unrealized gain (loss) on investment transactions.

     Section 988 of the Internal Revenue Code provides that gains and losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. Accordingly, distributions for financial statement purposes may differ from the characterization of such distributions determined on a Federal income tax basis.

     DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five year period.

     RECLASSIFICATIONS -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to investments in foreign denominated securities, passive foreign investment companies, and certain securities sold at a loss. As a result, Net investment income (loss) and Net realized gain (loss) on investments and foreign currency transactions for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

2. RELATED PARTIES

     Ivy Management, Inc. (IMI) is the Manager and Investment Adviser of the Fund. For its services, IMI receives a fee monthly at the annual rate of 1.00% of the Fund's average net assets.

     Currently, IMI voluntarily limits the Fund's total operating expenses (excluding taxes, 12b-1 fees, brokerage commissions, interest, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of 1.95% of its average net assets. The voluntary expense limitation may be terminated or revised at any time.

     Mackenzie Investment Management Inc. (MIMI), of which IMI is a wholly owned subsidiary, provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and expenses are reflected as Administrative services fee and Fund accounting in the Statement of Operations.

     Ivy Mackenzie Distributors, Inc. (IMDI), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the six months ended June 30, 1997, the net amount of underwriting discount retained by IMDI was $4,070.
     Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate not to exceed .25% of its average net assets, excluding Class I. Class B and Class C shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average net asset value attributable to Class B and Class C shares. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $808, $1,958 and $4,453, for Class A, Class B and Class C, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.

     Ivy Mackenzie Services Corp. (IMSC), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $742, $579, $806 and $0, for Class A, Class B, Class C and Class I, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION

     Trustees who are not affiliated with IMI or MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. FUND SHARE TRANSACTIONS

     Fund share transactions from January 1, 1997 (Commencement) to June 30, 1997, for Class A, Class B, Class C and Class I were as follows:

                        CLASS A                          SHARES      AMOUNT
                        -------                          -------   ----------
Sold...................................................  112,024    1,126,132
Repurchased............................................   (4,439)     (44,920)
                                                         -------   ----------
Net increase...........................................  107,585    1,081,212
                                                         =======   ==========

                        CLASS B                          SHARES      AMOUNT
                        -------                          -------   ----------
Sold...................................................   78,553   $  794,248
Repurchased............................................  (11,400)    (114,630)
                                                         -------   ----------
Net increase...........................................   67,153   $  679,618
                                                         =======   ==========

                        CLASS C                          SHARES      AMOUNT
                        -------                          -------   ----------
Sold...................................................  176,674   $1,787,192
Repurchased............................................  (23,568)    (240,100)
                                                         -------   ----------
Net increase...........................................  153,106   $1,547,092
                                                         =======   ==========

                        CLASS I                          SHARES      AMOUNT
                        -------                          -------   ----------
Sold...................................................        1   $       10
Repurchased............................................       (1)         (10)
                                                         -------   ----------
Net increase...........................................       --   $       --
                                                         =======   ==========

03IISCF063097

                                                                    IVY FUNDS(R)

June 30, 1997

Ivy
Latin America
Strategy
Fund

-------------
Semi-Annual
Report
-------------
This report and the
financial statements
contained herein are
submitted for the general
information of the
shareholders. This report
is not authorized for
distribution to prospective
investors unless preceded or
accompanied by an effective
prospectus.

Ivy Management, Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111

                                 THROUGHOUT THE
                                   CENTURIES,
                               THE CASTLE KEEP HAS
                                  BEEN A SOURCE
                              OF LONG-RANGE VISION
                                  AND STRATEGIC
                                    ADVANTAGE.

Market Commentary:

     Since the beginning of 1997, strong capital flows into Latin America have helped fuel one of the best regional performances among stock markets around the world. However, investments in Latin America continue to be relatively concentrated in the stocks of larger-capitalization companies, particularly telecommunication stocks (and in some cases, electric utilities). These stocks dominate most of the local indices and serve as proxies for many of the markets in the region. This has been the case in both Argentina and Brazil, for example, where telecommunication stocks have gained more than twice the returns of the indices.
     Holdings in the Ivy Latin America Strategy Fund tend to be more diversified than the indices (as well as many funds in its peer group). As a result, the Fund is well positioned to take advantage of a broader-based rally that our research indicates should result as investors become more selective and start looking for values beyond large-capitalization stocks.
     Since the beginning of 1997, the Ivy Latin America Strategy Fund has been overweight in Brazil (45% of net assets), the best performing market in Latin America, and significantly underweight in Mexico (7% of net assets), which has underperformed other regional markets. We increased the Fund's exposure to Mexico, however, from approximately 4% of the Fund's assets to its current weighting. Although this does not reflect a dramatic shift in portfolio allocation and the Fund remains an outlier among its peers with respect to Mexico, it does mark the Fund's first new investment in the country in the last 12 months. While we continue to have concerns regarding Mexico's macroeconomic (and political) environment over the longer term, we feel that valuations for some companies now reflect these uncertainties better than they have over the last year. The companies we have added are either operationally or financially hedged to a decline in the peso, which we continue to believe is overvalued.
     The successful privatization of a strategic stake in the iron-ore exporter, Cia Vale do Rio Doce (CVRD) -- the largest sale of state assets in Latin America to date -- provides further evidence of Brazil's steady progress toward market reform. Economic releases coming out of Argentina indicate a strong recovery from the "tequila"-induced recession of 1995. According to our research, this should translate into further gains for the market. Investments in Argentina currently account for 15% of the Ivy Latin America Strategy Fund. In Chile (15% of the Fund), attractive valuations, interest rate cuts and increasing equity allocations from local pension funds have contributed to strong market performance.
    We feel the underlying story regarding Latin America is strengthening. Our research suggests that improving fundamentals are decreasing the risks of investing in the region and are translating into strong corporate profit growth for those companies positioned to benefit from structural changes.
     Going forward, we believe the Ivy Latin America Strategy Fund is well positioned to benefit from continued growth in the region. We would encourage investors who recognize the benefits of international diversification to look beyond any short-term distractions and focus on the long-term prospects for Latin America.

Ivy Management, Inc.

                                BOARD OF TRUSTEES
                              John S. Anderegg, Jr.
                                Paul H. Broyhill
                                Keith J. Carlson
                                Stanley Channick
                             Frank W. DeFriece, Jr.
                                 Roy J. Glauber
                                Michael G. Landry
                               Joseph G. Rosenthal
                              Richard N. Silverman
                                 J. Brendan Swan

                                    OFFICERS
                           Michael G. Landry, Chairman
                           Keith J. Carlson, President
                       James W. Broadfoot, Vice President
                               C. William Ferris,
                               Secretary/Treasurer

                                  LEGAL COUNSEL
                             Dechert Price & Rhoads
                                   Boston, MA

                                    CUSTODIAN
                          Brown Brothers Harriman & Co.
                                   Boston, MA

                                 TRANSFER AGENT
                                  Ivy Mackenzie
                                 Services Corp.
                                  P.O. Box 3022
                            Boca Raton, FL 33431-0922
                                 1-800-777-6472

                                    AUDITORS
                            Coopers & Lybrand L.L.P.
                               Fort Lauderdale, FL

                               INVESTMENT MANAGER
                              Ivy Management, Inc.
                            700 South Federal Highway
                              Boca Raton, FL 33432
                                1-800-456-5111

                                   DISTRIBUTOR
                                  Ivy Mackenzie
                               Distributors, Inc.
                            700 South Federal Highway
                              Boca Raton, FL 33432
                                1-800-456-5111



                                                           [IVY MACKENZIE LOGO]

PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)

      EQUITY SECURITIES -- 90.0%           SHARES        VALUE
---------------------------------------
ARGENTINA -- 14.6%
Acindar Industria Argentina S.A.*......      54,000   $   138,257
Astra Cia Argentina de Petro
  (C.A.P.S.A.).........................      51,130       108,409
Banco de Galicia y Buenos Aries S.A. de
  C.V..................................      14,600        97,102
Banco Frances del Rio de la Plata
  S.A..................................       8,900        96,399
Bansud S.A.*...........................       7,200       111,614
Cia Naviera Perez Compancciones 'B'....      13,055       104,844
CIADEA S.A.*...........................      17,113        73,596
Comercial del Plata S.A.*..............      11,800        38,473
Disco S.A. ADR*........................       2,000        79,250
Inversiones y Representaciones S.A.
  (IRSA)...............................      28,107       122,842
Quilmes Industrial S.A.*...............      13,850       161,006
Telecom Argentina......................       1,500        78,750
Telefonica de Argentina S.A. ADR.......       3,000       103,875
Transportadora de Gas Sur..............      49,400       119,562
YPF S.A. Sponsored ADR.................       3,900       119,925
                                                      -----------
                                                        1,553,904
                                                      -----------
BRAZIL -- 44.6%
Aracruz Celulose S.A. ADR..............       5,850       119,194
Banco Bradesco S.A. Preferred..........  14,936,032       150,533
Banco Nacional S.A.....................   1,600,000            --(a)
Brasmotor S.A. Preferred...............     280,000        62,422
Casa Anglo Brasileiras S.A.*...........     650,000        30,793
Centrais Electricas Brasileiras
  S.A.(Electrobras)....................     160,000        89,471
Centrais Electricas Brasileiras
  S.A.(Electrobras) Preferred B........     457,000       271,683
Centrais Electricas de Santa Catarina
  S.A. (CELESC)........................      83,201       115,155
Companhia Brasileira de Distribuicao
  Grupo Pao de Acucar Preferred........   8,000,000       182,063
Companhia Brasileira de Distribuicao
  Grupo Pao de Acucar Sponsored
  ADR..................................         993        22,591
Companhia Cervejaria Brahma
  Preferred............................     206,551       157,329
Companhia Cimento Portland Itau........     320,000       109,984
Companhia Energetica de Minas Gerais
  (CEMIG)..............................   1,480,000        76,299
Companhia Paranaense de Energia --
  Copel................................   6,800,000       116,855
Companhia Paulista de Forca e Luz
  (CPFL)...............................     500,000        84,065
Companhia Paulista de Forca e Luz
  (CPFL) Preferred.....................       2,905           483
Companhia Saneamento Basico............     300,030        91,412
Companhia Siderurgica de Tubarao.......   6,900,000        96,077
Companhia Vale do Rio Doce Preferred...       8,300       185,036
Electricidade de Sao Paulo S.A.
  (Eletropaulo)........................     500,000       146,296
Electrolux do Brasil S.A...............  37,100,000        58,930
Elevadores Atlas S.A. 144A.............      12,400       161,544
Iochpe-Maxion S.A. Sponsored ADR.......       3,000         8,625
Iparanga Brasileira de Petroleo........   4,700,000        76,445
Itaubanco..............................     326,000       184,114
Light Servicos de Eletricidade S.A.....     170,000        84,600
Louis Dreyfus Citrus S.A...............       1,300        48,604
Marco Polo S.A.........................     610,000       109,075
OSA S.A................................  17,400,000        80,814
Petroleo Brasileiro S.A. (Petrobras)...   1,184,000       328,844
Tam Transport Aereos Regionais S.A.
  Preferred............................   2,450,000       135,410
Telecomunicacoes Brasileiras S.A. ADR
  (Telebras)...........................       2,900       440,075
Telecomunicacoes de Minas Gerais
  (Telemig)............................       4,921           841
Telecomunicacoes de Minas Gerais
  (Telemig) Preferred B................     870,666       154,068
Telecomunicacoes de Sao Paulo S.A.
  (Telesp).............................       7,154         2,183
Telecomunicacoes de Sao Paulo S.A.
  (Telesp) Preferred...................     323,509       105,778
Telecomunicacoes do Parana (Telepar)...     216,690       161,026
Telecomunicacoes do Rio de Janeiro S.A.
  (Telerj)*............................   1,116,013       172,085
Uniao de Bancos Brasileiros............   4,959,694       181,932
Usinas Siderurgicas de Minas Gerais
  S.A. (USIMINAS)......................      13,010       144,898
                                                      -----------
                                                        4,747,632
                                                      -----------
CHILE -- 14.9%
A.F.P. Provida S.A. ADR................       4,100        89,688
Antofagasta Holdings PLC...............       9,900        75,545
Banco de Santiago......................       1,700        43,350
Banco Santander Chile Sponsored ADR....       4,200        61,950
Chilgener S.A. Sponsored ADR...........       1,300        36,400
Chilgener S.A. Sponsored ADR
  Rights*..............................         429         1,014
Companhia de Telecomunicaciones de
  Chile S.A. ADR*......................       2,975        98,175
Cristalerias de Chile Sponsored ADR....       4,500       107,438
Empresa Nacional Electricidad S.A......       6,500       146,656
Genesis Chile Fund.....................       5,582       280,495
Laboratorio Chile S.A. ADR.............       6,400       183,200
Madeco S.A. ADR........................       1,700        41,650
Maderas y Sinteticos Sociedad Anonima
  S.A. Sponsored ADR...................       4,300        71,487
Quimica Minera Chile S.A. Sponsored
  ADR..................................       2,200       145,475
Santa Isabel S.A. ADR..................       2,700        87,075
Vina Concha y Toro S.A. ADR............       3,600       111,375
                                                      -----------
                                                        1,580,973
                                                      -----------
COLOMBIA -- 2.5%
Banco Ganadero S.A. Sponsored ADR......       2,400        86,400
Banco Industrial Colombiano ADR........       6,900       124,200
Cememtos Diamante ADR 144A.............       4,100        54,837
                                                      -----------
                                                          265,437
                                                      -----------
MEXICO -- 6.5%
Banacci Series 'B'*....................       4,000        10,459
Banacci Series 'L'*....................         326           766
Cementos de Mexico S.A. 'B'............      19,800        95,335
Corporacion GEO, S.A. 'B'*.............      22,912       130,769
Grupo Elektra, S.A. de C.V.............       1,000        10,874
Grupo Minsa S.A. de C.V................      63,500        82,224
Grupo Posadas S.A. -- Series A*........     193,500       116,764
Hylsamex ADR 144A......................       1,000        31,125
Sanluis Corporacion S.A. de C.V........      13,000        95,933
Tubos de Acero de Mexico -- Sponsored
  ADR..................................       4,800        88,500
Vitro Sociedad Anonima ADR.............       2,400        27,000
                                                      -----------
                                                          689,749
                                                      -----------
PANAMA -- 2.2%
Banco Latinamericano de Exportaciones
  S.A. -- E*...........................       1,700        73,313
Panamerican Beverages Inc..............       5,000       164,375
                                                      -----------
                                                          237,688
                                                      -----------

                      (See Notes to Financial Statements)

JUNE 30, 1997 (UNAUDITED)

            EQUITY SECURITIES                SHARES         VALUE
-----------------------------------------
PERU -- 4.7%
Banco Wiese ADR..........................       20,200   $   131,300
CPT Telefonica del Peru S.A.- B*.........       42,500       111,677
Credicorp Limited........................        6,194       136,268
Southern Peru Copper Corp................        6,100       118,950
                                                         -----------
                                                             498,195
                                                         -----------
TOTAL EQUITY SECURITIES
  (Cost -- $7,245,010)...................                  9,573,578
                                                         -----------
BONDS -- 0.4%                                PRINCIPAL
-----------------------------------------  -----------
Inversiones y Representaciones S.A.
  "Parcks" 144A Floating Rate, 4.50%,
  07/04/03. (Cost -- $40,000)............  $    40,000        45,600
                                                         -----------
TOTAL INVESTMENTS -- 90.4% (Cost --
  $7,285,010)(a).........................                  9,619,178

OTHER ASSETS, LESS LIABILITIES -- 9.6%...                  1,026,135
                                                         -----------
NET ASSETS -- 100%.......................                $10,645,313
                                                         ===========


ADR - American Depository Receipt
 *  Non-income producing security.
(a) Security valued in good faith by the Valuation
    Committee of the Board of Trustees. The cost of this security at June 30, 1997 aggregated $39,649.
    See Note 1 of the Notes to Financial Statements.
(b) Cost is approximately the same for Federal income tax purposes.

OTHER INFORMATION:
At June 30, 1997, net unrealized appreciation based on cost for financial statement and Federal income tax purposes is as follows:
    Gross unrealized appreciation.....................   $ 2,609,949
    Gross unrealized depreciation.....................      (275,781)
                                                         -----------
        Net unrealized appreciation...................   $ 2,334,168
                                                         ===========
Purchases and sales of securities other than short-term obligations aggregated $15,413,487 and $278,750, respectively, for the period ended June 30, 1997.

                      (See Notes to Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)

ASSETS
Investments, at value (identified cost -- $7,285,010).......  $ 9,619,178
Cash........................................................      947,988
Receivables
  Investments sold..........................................      163,012
  Fund shares sold..........................................       11,398
  Dividends and interest....................................       44,489
  Manager for expense reimbursement.........................        1,324
Deferred organization expenses..............................       29,012
Other assets................................................       13,491
                                                              -----------
  Total assets..............................................   10,829,892
                                                              -----------
LIABILITIES
Payables
  Investments purchased.....................................      153,310
  Management fee............................................        8,532
  12b-1 service and distribution fees.......................        4,965
  Other payables to related parties.........................        4,369
Accrued expenses............................................       13,403
                                                              -----------
  Total liabilities.........................................      184,579
                                                              -----------
NET ASSETS..................................................  $10,645,313
                                                              ===========
CLASS A
Net asset value and redemption price per share
  ($6,162,863/568,724 shares outstanding)...................  $     10.84
                                                              ===========
Maximum offering price per share ($10.84 X 100/94.25)*......  $     11.50
                                                              ===========
CLASS B
Net asset value, offering price and redemption price** per
  share ($3,974,766/369,609 shares outstanding).............  $     10.75
                                                              ===========
CLASS C
Net asset value, offering price and redemption price*** per
  share ($507,684/47,355 shares outstanding)................  $     10.72
                                                              ===========
NET ASSETS CONSIST OF
Capital paid-in.............................................  $ 8,161,579
  Undistributed net realized gain on investments and foreign
    currency transactions...................................       91,978
  Undistributed net investment income.......................       57,974
  Net unrealized appreciation on investments and foreign
    currency transactions...................................    2,333,782
                                                              -----------
NET ASSETS..................................................  $10,645,313
                                                              ===========

  * On sales of more than $50,000 the offering price is reduced.
 ** Subject to a maximum contingent deferred sales charge of 5%.
*** Subject to a maximum contingent deferred sales charge of 1%.

                      (See Notes to Financial Statements)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
  Dividends, net of $11,150 foreign taxes withheld..........            $  164,798
  Interest..................................................                 1,036
                                                                        ----------
                                                                           165,834
                                                                        ----------
EXPENSES
  Management fee............................................  $43,316
  Transfer agent............................................    9,949
  Administrative services fee...............................    4,332
  Custodian fees............................................   20,413
  Blue Sky fee..............................................   10,743
  Auditing and accounting fees..............................    8,029
  Shareholder reports.......................................    1,208
  Amortization of organization expenses.....................    6,176
  Fund accounting...........................................    9,759
  Trustees' fees............................................    2,977
  12b-1 service and distribution fees.......................   23,857
  Legal.....................................................   13,570
  Other.....................................................    2,836
                                                                        ----------
                                                                           157,165
  Expenses reimbursed by manager............................               (35,932)
  Fees paid indirectly......................................               (13,373)
                                                                        ----------
    Net expenses............................................               107,860
                                                                        ----------
NET INVESTMENT INCOME.......................................                57,974
                                                                        ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS
  Net realized gain on investments and foreign currency
    transactions............................................                92,556
  Net unrealized appreciation during the period on
    investments and foreign currency transactions...........             1,844,235
                                                                        ----------
    Net gain on investment transactions.....................             1,936,791
                                                                        ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............            $1,994,765
                                                                        ==========

                      (See Notes to Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE SIX      FOR THE
                                                              MONTHS ENDED    YEAR ENDED
                                                                JUNE 30,     DECEMBER 31,
                                                              ------------   ------------
                                                                 1997*           1996
                                                              ------------   ------------
INCREASE IN NET ASSETS
Operations
  Net investment income (loss)..............................  $    57,974    $      (487)
  Net realized gain on investments and foreign currency
    transactions............................................       92,556         58,873
  Net unrealized appreciation during the period on
    investments and foreign currency transactions...........    1,844,235        660,305
                                                              -----------    -----------
    Net increase resulting from operations..................    1,994,765        718,691
                                                              -----------    -----------
Distributions from net realized gain
  Class A...................................................           --        (17,179)
  Class C...................................................           --           (370)
                                                              -----------    -----------
    Total distributions to shareholders.....................           --        (17,549)
                                                              -----------    -----------
Fund share transactions (Note 5)
  Class A...................................................      926,495      1,503,651
  Class B...................................................    1,245,283      1,138,431
  Class C...................................................      327,001        109,902
                                                              -----------    -----------
    Net increase resulting from Fund share transactions.....    2,498,779      2,751,984
                                                              -----------    -----------
TOTAL INCREASE IN NET ASSETS................................    4,493,544      3,453,126

NET ASSETS
  Beginning of period.......................................    6,151,769      2,698,643
                                                              -----------    -----------
  END OF PERIOD.............................................  $10,645,313    $ 6,151,769
                                                              ===========    ===========
UNDISTRIBUTED NET INVESTMENT INCOME.........................  $    57,974    $        --
                                                              ===========    ===========

* Unaudited.

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS

                                                                                                                  FOR THE PERIOD
                                                                                                                 NOVEMBER 1, 1994
CLASS A                                                      FOR THE SIX MONTHS        FOR THE YEAR ENDED         (COMMENCEMENT)
                                                               ENDED JUNE 30,             DECEMBER 31,           TO DECEMBER 31,
                                                             ------------------      ----------------------      ----------------
                                                                   1997*               1996          1995              1994
SELECTED PER SHARE DATA                                      ------------------      --------      --------      ----------------
Net asset value, beginning of period.......................        $  8.51           $   6.88      $   8.37          $ 10.00
                                                                  --------           --------      --------         --------
  Income (loss) from investment operations
  Net investment income (loss)(a)..........................            .08(g)             .01           .01               --
  Net realized and unrealized gain (loss) on investment
    transactions...........................................           2.25(g)            1.66         (1.45)           (1.63)
                                                                  --------           --------      --------         --------
    Total from investment operations.......................           2.33               1.67         (1.44)           (1.63)
                                                                  --------           --------      --------         --------
  Less distributions
  From net realized gain...................................             --                .04            --               --
  From capital paid-in.....................................             --                 --           .05               --
                                                                  --------           --------      --------         --------
    Total distributions....................................             --                .04           .05               --
                                                                  --------           --------      --------         --------
Net asset value, end of period.............................        $ 10.84           $   8.51      $   6.88          $  8.37
                                                                  ========           ========      ========         ========
Total return(%)............................................          27.38(b)           24.22(c)     (17.28)(c)       (16.10)(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)...................        $ 6,163           $  4,016      $  2,015          $   571
Ratio of expenses to average net assets(e)
  With expense reimbursement(%)............................           2.48(d)            2.55          2.61             2.20(d)
  Without expense reimbursement(%).........................           3.31(d)            4.89          9.26            16.22(d)
Ratio of net investment income (loss) to average net
  assets(%)(a).............................................           1.65(d)             .24           .22              .21(d)
Portfolio turnover rate(%).................................              4                 20            45               14
Average commission rate(f).................................        $ .0002           $  .0002           N/A              N/A

                      (See Notes to Financial Statements)

                                                                                                                  FOR THE PERIOD
                                                                                                                    NOVEMBER 1,
                                                                                                                       1994
CLASS B                                                       FOR THE SIX MONTHS        FOR THE YEAR ENDED        (COMMENCEMENT)
                                                                ENDED JUNE 30,             DECEMBER 31,           TO DECEMBER 31,
                                                              ------------------      ----------------------      ---------------
                                                                    1997*               1996          1995             1994
SELECTED PER SHARE DATA                                       ------------------      --------      --------      ---------------
Net asset value,beginning of period.........................        $  8.48           $   6.88      $   8.37          $ 10.00
                                                                   --------           --------      --------          -------
  Income (loss) from investment operations
  Net investment income (loss)(a)...........................            .04(g)            (.03)(a)      (.02)(a)         (.01)(a)
  Net realized and unrealized gain (loss) on investment
    transactions............................................           2.23(g)            1.63         (1.47)           (1.62)
                                                                   --------           --------      --------          -------
Total from investment operations............................           2.27               1.60         (1.49)           (1.63)
                                                                   --------           --------      --------          -------
Net asset value,end of period...............................        $ 10.75           $   8.48      $   6.88          $  8.37
                                                                   ========           ========      ========          =======
Total return(%).............................................          26.77(b)           23.26(c)     (17.90)(c)       (16.20)(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................        $ 3,975           $  2,025      $    684          $   122
Ratio of expenses to average net assets(e)
  With expense reimbursement(%).............................           3.25(d)            3.33          3.36             2.95(d)
  Without expense reimbursement(%)..........................           4.08(d)            5.67         10.01            16.97(d)
Ratio of net investment income (loss) to average net
  assets(%)(a)..............................................            .88(d)            (.54)         (.53)            (.54)(d)
Portfolio turnover rate(%)..................................              4                 20            45               14
Average commission rate(f)..................................        $ .0002           $  .0002           N/A              N/A

                      (See Notes to Financial Statements)

                                                                                      FOR THE PERIOD
                                                                                      APRIL 30, 1996
CLASS C                                                       FOR THE SIX MONTHS      (COMMENCEMENT)
                                                                ENDED JUNE 30,        TO DECEMBER 31,
                                                              ------------------      ---------------
                                                                    1997*                  1996
SELECTED PER SHARE DATA                                       ------------------      ---------------
Net asset value, beginning of period........................        $  8.46               $   7.96
                                                                   --------               --------
  Income from investment operations
  Net investment income (loss)(a)...........................            .04(g)                (.02)
  Net realized and unrealized gain on investment
    transactions............................................           2.22(g)                 .55
                                                                   --------               --------
    Total from investment operations........................           2.26                    .53
                                                                   --------               --------
  Less distributions
  From net realized gain....................................             --                    .03
                                                                   --------               --------
    Total distributions.....................................             --                    .03
                                                                   --------               --------
Net asset value, end of period..............................        $ 10.72               $   8.46
                                                                   ========               ========
Total return(%)(b)..........................................          26.71                   6.66

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................        $   508               $    111
Ratio of expenses to average net assets(e)
  With expense reimbursement(%)(d)..........................           3.32                   3.46
  Without expense reimbursement(%)(d).......................           4.15                   5.80
Ratio of net investment income (loss) to average net
  assets(%)(a)(d)...........................................            .81                   (.68)
Portfolio turnover rate(%)..................................              4                     20
Average commission rate(f)..................................        $ .0002               $  .0002

(a) Net investment income is net of expenses reimbursed by manager.
(b) Total return represents aggregate total return and does not reflect a sales charge.
(c)    Total return does not reflect a sales charge.
(d)    Annualized.
(e) Beginning in 1995, total expenses include fees paid indirectly through an expense offset arrangement, if any.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
       This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.
(g)    Based on average shares outstanding.
 *     Unaudited.

                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Ivy Latin America Strategy Fund (the Fund), is a non-diversified series of shares of Ivy Fund. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B and Class C are authorized. Ivy Fund was organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities traded on a U.S. or foreign stock exchange, or the National Association of Securities Dealers Automated Quotation ("NASDAQ") System, are valued at the last quoted sale price reported as of the close of regular trading on the exchange the security is traded most extensively. If there is no such sale, the security is valued at the calculated mean between the last bid and asked price on the exchange. Securities not traded on an exchange or NASDAQ, but traded in another over-the-counter market are valued at the average between the current bid and asked prices in such markets. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees (the Board), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. For valuation purposes, quotations of foreign securities in foreign currencies are translated into U.S. dollar equivalents using the foreign exchange quotation in effect. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board. As of June 30, 1997, securities valued in good faith by the Valuation Committee of the Board were determined to have no market value, and have been noted as such in the investment portfolio.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Realized gains and losses from security transactions are calculated on an identified cost basis.

     FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code, as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, are declared in December.

     FOREIGN CURRENCY TRANSLATIONS -- Foreign currency transactions from foreign investment activity are translated into U.S. dollars on the following basis: (i) market value of securities, and dividends and interest receivable are translated at the closing daily rate of exchange; and, (ii) purchases and sales of investment securities are translated at the rate at which related foreign contracts are obtained or at the exchange rate prevailing on the date of the transaction. Exchange gains or losses from currency translation of other assets and liabilities, if significant, are reported as a separate component of Net realized and unrealized gain (loss) on investment transactions.

     Section 988 of the Internal Revenue Code provides that gains and losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. Accordingly, distributions for financial statement purposes may differ from the characterization of such distributions determined on a Federal income tax basis.

     DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five year period.

     RECLASSIFICATIONS -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to investments in foreign denominated securities and certain securities sold at a loss. As a result, Net investment income (loss) and Net realized gain (loss) on investments and foreign currency transactions for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     FEES PAID INDIRECTLY -- The Fund has an arrangement whereby a certain percentage of quarterly cumulative credits resulting from cash balances on deposit with the custodian are used to offset custody fees, including transaction and out of pocket expenses. For the period, custody fees were reduced by $13,373 under this arrangement.

2. RELATED PARTIES

     Ivy Management, Inc. (IMI) is the Manager and Investment Adviser of the Fund. For its services, IMI receives a fee monthly at the annual rate of 1.00% of the Fund's average net assets.

     Currently, IMI voluntarily limits the Fund's total operating expenses (excluding taxes, 12b-1 fees, brokerage commissions, interest, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of 1.95% of its average net assets. The voluntary expense limitation may be terminated or revised at any time.

     Mackenzie Investment Management Inc. (MIMI), of which IMI is a wholly owned subsidiary, provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and expenses are reflected as Administrative services fee and Fund accounting in the Statement of Operations.

     Ivy Mackenzie Distributors, Inc. (IMDI), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the six months ended June 30, 1997, the net amount of underwriting discount retained by IMDI was $3,544.

     Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate not to exceed .25% of its average net asset value. Class B and Class C shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average net asset value attributable to Class B and Class C shares. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $6,486, $15,726 and $1,645, for Class A, Class B and Class C, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.

     Ivy Mackenzie Services Corp. (IMSC), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $5,587, $3,823 and $539, for Class A, Class B and Class C, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION

     Trustees who are not affiliated with IMI or MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. CONCENTRATION OF CREDIT RISK

     The Fund primarily invests in equity securities of companies in Latin America. Therefore, the Fund is more susceptible to factors adversely affecting securities in Latin America than is an equity fund that is not concentrated in such securities to the same extent.

5. FUND SHARE TRANSACTIONS

     Fund share transactions for Class A, Class B and Class C were as follows:

                                    SIX MONTH ENDED            YEAR ENDED
                                     JUNE 30, 1997         DECEMBER 31, 1996
                                  --------------------   ----------------------
            CLASS A               SHARES      AMOUNT      SHARES      AMOUNT
            -------               -------   ----------   --------   -----------
Sold............................  144,134   $1,385,832    321,787   $ 2,648,064
Issued on reinvestment of
 distributions..................       --           --      1,568        13,506
Repurchased.....................  (47,201)    (459,337)  (144,190)   (1,157,919)
                                  -------   ----------   --------   -----------
Net increase....................   96,933   $  926,495    179,165   $ 1,503,651
                                  =======   ==========   ========   ===========

                                    SIX MONTH ENDED            YEAR ENDED
                                     JUNE 30, 1997         DECEMBER 31, 1996
                                  --------------------   ----------------------
            CLASS B               SHARES      AMOUNT      SHARES      AMOUNT
            -------               -------   ----------   --------   -----------
Sold............................  150,948   $1,446,182    164,935   $ 1,349,112
Repurchased.....................  (20,120)    (200,899)   (25,510)     (210,681)
                                  -------   ----------   --------   -----------
Net increase....................  130,828   $1,245,283    139,425   $ 1,138,431
                                  =======   ==========   ========   ===========

                                                          FROM APRIL 30, 1996
                                    SIX MONTH ENDED          (COMMENCEMENT)
                                     JUNE 30, 1997        TO DECEMBER 31, 1996
                                  --------------------   ----------------------
            CLASS C               SHARES      AMOUNT      SHARES      AMOUNT
            -------               -------   ----------   --------   -----------
Sold............................   34,753   $  332,485     13,400   $   111,758
Issued on reinvestment of
 distributions..................       --           --          5            42
Repurchased.....................     (567)      (5,484)      (236)       (1,898)
                                  -------   ----------   --------   -----------
Net increase....................   34,186   $  327,001     13,169   $   109,902
                                  =======   ==========   ========   ===========

June 30, 1997

                                                                    IVY FUNDS(R)

Ivy
Money
Market
Fund

-------------
Semi-Annual
Report
-------------
This report and the
financial statements
contained herein are
submitted for the general
information of the
shareholders. This report
is not authorized for
distribution to prospective
investors unless preceded or
accompanied by an effective
prospectus.

Ivy Management, Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111

                                 THROUGHOUT THE
                                   CENTURIES,
                               THE CASTLE KEEP HAS
                                  BEEN A SOURCE
                              OF LONG-RANGE VISION
                                  AND STRATEGIC
                                    ADVANTAGE.

Market Commentary:

    After the Federal Reserve Board raised interest rates 0.25% in March, investors became wary of future rate hikes, as the Federal Reserve has historically continued to raise rates after an initial increase. Additionally, after the first quarter surge of the US dollar versus the Japanese yen, investors were concerned that a subsequent depreciation in the value of the dollar could put upward pressure on US interest rates.
    However, the second quarter of the year was reminiscent of the last half of 1996 -- economic expansion with few signs of inflation or wage pressures. Foreign purchases of US Treasury securities were at record levels, up 181% from 1996 levels, which pushed bond prices even higher. This was primarily due to higher yields in the US compared to yields in Europe, and in particular, Japan. The foreign purchases led to increased demand for US dollars, which pushed the dollar higher versus foreign currencies. For US consumers, a strong dollar spurred demand for cheaper foreign goods, which may be attributed to the fact that there has been little domestic price pressure.
    By the end of the second quarter, consumer spending had dramatically slowed -- evidenced by a modest rise in retail sales of 0.3% in March, followed by a decline of 0.1% in May. In addition, the unemployment rate increased to 5% in June, up from 4.8%. As a result, anxiety over additional interest rate hikes abated and, as we expected, there have been no further rate hikes.
    With expectations for moderate economic growth, we continue to believe that inflation will be contained and that interest rates will remain relatively low. As always, we stand committed to providing the best yield opportunities for the Ivy Money Market Fund.

Ivy Management, Inc.

                                BOARD OF TRUSTEES
                              John S. Anderegg, Jr.
                                Paul H. Broyhill
                                Keith J. Carlson
                                Stanley Channick
                             Frank W. DeFriece, Jr.
                                 Roy J. Glauber
                                Michael G. Landry
                               Joseph G. Rosenthal
                              Richard N. Silverman
                                 J. Brendan Swan

                                    OFFICERS
                           Michael G. Landry, Chairman
                           Keith J. Carlson, President
                       James W. Broadfoot, Vice President
                               C. William Ferris,
                               Secretary/Treasurer

                                  LEGAL COUNSEL
                             Dechert Price & Rhoads
                                   Boston, MA

                                    CUSTODIAN
                          Brown Brothers Harriman & Co.
                                   Boston, MA

                                 TRANSFER AGENT
                                  Ivy Mackenzie
                                 Services Corp.
                                  P.O. Box 3022
                            Boca Raton, FL 33431-0922
                                 1-800-777-6472

                                    AUDITORS
                            Coopers & Lybrand L.L.P.
                               Fort Lauderdale, FL

                               INVESTMENT MANAGER
                              Ivy Management, Inc.
                            700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

                                   DISTRIBUTOR
                                  Ivy Mackenzie
                               Distributors, Inc.
                            700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111



                                                            [IVY MACKENZIE LOGO]

PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)

        COMMERCIAL PAPER -- 35.4%           PRINCIPAL       VALUE
------------------------------------------
Associates Corp. of North America, 5.52%,
  07/16/97................................  $  900,000   $   897,930
Cargill Inc., 5.47%, 08/25/97.............   1,000,000       991,643
Duke Power, 5.45%, 07/11/97...............   1,000,000       998,486
General Electric Capital Corp., 5.53%,
  07/21/97................................     950,000       947,081
Kellogg Co., 5.45%, 07/24/97..............     900,000       896,866
National Rural Utilities, 5.50%,
  09/05/97................................     900,000       890,925
Paccar Financial Corp., 5.50%, 07/07/97...     900,000       899,175
Prudential Funding Corp., 5.52%,
  07/18/97................................   1,000,000       997,394
                                                         -----------
TOTAL COMMERCIAL PAPER
  (Cost -- $7,519,500)....................                 7,519,500
                                                         -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS --
52.2%
------------------------------------------
Federal Home Loan Bank, 5.49%, 07/02/97      3,500,000     3,499,466
Federal Home Loan Bank, 5.37%, 07/29/97        750,000       746,867
Federal Home Loan Bank, 5.40%, 08/04/97      1,640,000     1,631,636
Federal Home Loan Bank, 5.38%, 08/07/97        900,000       895,024
Federal Home Loan Mortgage Corp., 5.38%,
  07/09/97................................  $1,900,000   $ 1,897,729
Federal Home Loan Mortgage Corp., 5.40%,
  07/14/97................................     600,000       598,830
Federal National Mortgage Association,
  5.40%, 07/29/97.........................     790,000       786,682
Student Loan Marketing Association, 5.29%,
  07/02/97(a).............................   1,000,000     1,008,261
                                                         -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost -- $11,064,495)...................                11,064,495
                                                         -----------
TOTAL INVESTMENTS -- 87.6%
  (Cost -- $18,583,995)(b)................                18,583,995
OTHER ASSETS, LESS LIABILITIES -- 12.4%...                 2,621,962
                                                         -----------
NET ASSETS -- 100%........................               $21,205,957
                                                         ===========

(a) Floating rate note; reflects variable rate as of the latest reset date, June 25, 1997.
(b)    Cost is the same for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)

ASSETS
Investments, at value (identified cost -- $18,583,995)......  $18,583,995
Cash........................................................    4,243,593
Receivable -- Manager for expense reimbursement.............       10,676
Other assets................................................       28,367
                                                              -----------
  Total assets..............................................   22,866,631
                                                              -----------
LIABILITIES
Payables
  Distributions to shareholders.............................        2,332
  Investments purchased.....................................    1,631,390
  Management fee............................................        6,404
  Other payables to related parties.........................       11,456
Accrued expenses............................................        9,092
                                                              -----------
  Total liabilities.........................................    1,660,674
                                                              -----------
NET ASSETS..................................................  $21,205,957
                                                              ===========
CLASS A
Net asset value, offering price and redemption price per
  share ($17,241,771/17,241,771 shares outstanding).........  $      1.00
                                                              ===========
CLASS B
Net asset value, offering price and redemption price* per
  share ($3,589,407/3,589,407 shares outstanding)...........  $      1.00
                                                              ===========
CLASS C
Net asset value, offering price and redemption price* per
  share ($374,779/374,779 shares outstanding)...............  $      1.00
                                                              ===========
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $21,205,957
                                                              -----------
NET ASSETS..................................................  $21,205,957
                                                              ===========
*      Subject to any applicable contingent deferred sales charge.

                      (See Notes to Financial Statements)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
  Interest..................................................            $587,707
                                                                        --------
EXPENSES
  Management fee............................................  $43,475
  Transfer agent............................................   43,342
  Administrative services fee...............................   10,869
  Custodian fees............................................    7,573
  Blue Sky fees.............................................   12,166
  Auditing and accounting fees..............................    5,917
  Shareholder reports.......................................    4,517
  Fund accounting...........................................   13,261
  Trustees' fees............................................    2,977
  Legal.....................................................   10,834
  Other.....................................................   10,703
                                                                        --------
                                                                         165,634
  Expenses reimbursed by manager............................             (72,393)
                                                                        --------
    Net expenses............................................              93,241
                                                                        --------
NET INVESTMENT INCOME AND INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................................            $494,466
                                                                        ========

                      (See Notes to Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                   FOR THE YEAR
                                                              FOR THE SIX MONTHS      ENDED
                                                                ENDED JUNE 30,     DECEMBER 31,
                                                              ------------------   ------------
                                                                    1997*              1996
                                                              ------------------   ------------
DECREASE IN NET ASSETS
Operations
Net investment income and increase resulting from
  operations................................................      $    494,466     $    894,987
                                                                  ------------     ------------
Distributions to shareholders from net investment income
  Class A...................................................          (414,366)        (794,505)
  Class B...................................................           (76,302)         (95,901)
  Class C...................................................            (3,798)          (4,581)
                                                                  ------------     ------------
    Total distributions to shareholders.....................          (494,466)        (894,987)
                                                                  ------------     ------------
Fund share transactions (Note 4)
  Class A...................................................        (4,117,296)      (3,249,695)
  Class B...................................................           115,034        3,474,373
  Class C...................................................           301,168           73,611
                                                                  ------------     ------------
    Net increase (decrease) resulting from fund share
     transactions...........................................        (3,701,094)         298,289
                                                                  ------------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................        (3,701,094)         298,289
NET ASSETS
  Beginning of period.......................................        24,907,051       24,608,762
                                                                  ------------     ------------
  End of period.............................................      $ 21,205,957     $ 24,907,051
                                                                  ============     ============

* Unaudited.

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS

                  CLASS A                     FOR THE SIX MONTHS
                                                ENDED JUNE 30,                      FOR THE YEAR ENDED DECEMBER 31,
                                              ------------------      -----------------------------------------------------------
                                                    1997*              1996         1995         1994         1993         1992
          SELECTED PER SHARE DATA             ------------------      -------      -------      -------      -------      -------
Net asset value, beginning of period........        $  1.00           $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   --------           -------      -------      -------      -------      -------
  Income from investment operations
  Net investment income(a)..................            .02               .04          .05          .04          .02          .03
  Less distributions
  From net investment income................           (.02)             (.04)        (.05)        (.04)        (.02)        (.03)
                                                   --------           -------      -------      -------      -------      -------
Net asset value, end of period..............        $  1.00           $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   ========           =======      =======      =======      =======      =======
Total return(%).............................           2.22(b)           4.47         4.80         4.21         2.42         2.81
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....        $17,242           $21,359      $24,609      $26,827      $25,782      $18,839
Ratio of expenses to average net assets
  With expense reimbursement(%).............            .88(c)            .86          .85          .85          .85          .85
  Without expense reimbursement(%)..........           1.54(c)           1.86         1.39         1.24         1.56         1.45
Ratio of net investment income to average
  net assets(%)(a)..........................           4.48(c)           4.47         4.91         3.29         2.22         2.75

                      (See Notes to Financial Statements)

                                                                                      FOR THE YEAR
                          CLASS B                             FOR THE SIX MONTHS         ENDED
                                                                ENDED JUNE 30,        DECEMBER 31,
                                                              ------------------      ------------
                                                                    1997*                 1996
                  SELECTED PER SHARE DATA                     ------------------      ------------
Net asset value, beginning of period........................        $  1.00             $  1.00
                                                                   --------             -------
  Income from investment operations
  Net investment income(a)..................................            .02                 .05
  Less distributions
  From net investment income................................           (.02)               (.05)
                                                                   --------             -------
Net asset value, end of period..............................        $  1.00             $  1.00
                                                                   ========             =======
Total return(%).............................................           2.33(b)             4.57
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)
Ratio of expenses to average net assets.....................        $ 3,589             $ 3,474
  With expense reimbursement(%).............................            .68(c)              .77
  Without expense reimbursement(%)..........................           1.34(c)             1.77
Ratio of net investment income to average net
  assets(%)(a)..............................................           4.68(c)             4.57

                      (See Notes to Financial Statements)

                                                                                            FROM
                                                                                       APRIL 30, 1996
                          CLASS C                             FOR THE SIX MONTHS       (COMMENCEMENT)
                                                                ENDED JUNE 30,         TO DECEMBER 31,
                                                              -------------------      ---------------
                                                                     1997*                  1996
                  SELECTED PER SHARE DATA                     -------------------      ---------------
Net asset value, beginning of period........................         $1.00                  $1.00
                                                                     -----                  -----
  Income from investment operations
  Net investment income(a)..................................           .02                    .03
  Less distributions
  From net investment income................................          (.02)                  (.03)
                                                                     -----                  -----
Net asset value, end of period..............................         $1.00                  $1.00
                                                                     =====                  =====
Total return(%)(b)..........................................          2.35                   4.78
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)
Ratio of expenses to average net assets.....................         $ 375                  $  74
  With expense reimbursement(%)(c)..........................           .73                    .56
  Without expense reimbursement(%)(c).......................          1.39                   1.56
Ratio of net investment income to average net
  assets(%)(a)(c)...........................................          4.63                   4.78
(a)    Net investment income is net of expenses reimbursed by
       manager.
(b)    Total return represents aggregate total return.
(c)    Annualized.
 *     Unaudited.

Note: The seven day yield as of June 30, 1997 was 4.58%. The thirty day yield as of June 30, 1997 was 4.65%.

                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Ivy Money Market Fund (the Fund), is a diversified series of shares of Ivy Fund. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B and Class C are authorized. Ivy Fund was organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

     SECURITY VALUATION -- Short-term obligations and commercial paper are valued at amortized cost, which approximates market.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Interest income is accrued on a daily basis.

     FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code, as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.
     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions of net investment income are declared daily, and are paid at the earlier of redemption or the last business day of the month.

2. RELATED PARTIES
     Ivy Management, Inc. (IMI) is the Manager and Investment Adviser of the Fund. For its services, IMI receives a fee monthly at the annual rate of .40% of the Fund's average net assets.

     Currently, IMI voluntarily limits the Fund's total operating expenses (excluding taxes, brokerage commissions, interest, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of
 .85% of its average net assets. The voluntary expense limitation may be terminated or revised at any time.

     Mackenzie Investment Management Inc. (MIMI), of which IMI is a wholly owned subsidiary, provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and expenses are reflected as Administrative services fee and Fund accounting in the Statement of Operations.

     Ivy Mackenzie Services Corp. (IMSC), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $40,060, $3,080 and $202, for Class A, Class B and Class C, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION

     Trustees who are not affiliated with IMI or MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. FUND SHARE TRANSACTIONS

     Fund share transactions and equivalent dollar amounts for Class A, Class B and Class C were as follows:

                                 SIX MONTHS ENDED        YEAR ENDED
            CLASS A               JUNE 30, 1997      DECEMBER 31, 1996
            -------              ----------------   --------------------
Sold...........................     66,962,595           67,870,418
Issued on reinvestment of
 distributions.................        339,842              682,663
Repurchased....................    (71,419,733)         (71,802,776)
                                   -----------          -----------
Net decrease...................     (4,117,296)          (3,249,695)
                                   ===========          ===========

                                                    FROM JANUARY 1, 1996
                                 SIX MONTHS ENDED    (COMMENCEMENT) TO
            CLASS B               JUNE 30, 1997      DECEMBER 31, 1996
            -------              ----------------   --------------------
Sold...........................      9,327,819           24,768,901
Issued on reinvestment of
 distributions.................         60,031               68,338
Repurchased....................     (9,272,816)         (21,362,866)
                                   -----------          -----------
Net increase...................        115,034            3,474,373
                                   ===========          ===========

                                                    FROM APRIL 30, 1996
                                 SIX MONTHS ENDED    (COMMENCEMENT) TO
            CLASS C               JUNE 30, 1997      DECEMBER 31, 1996
            -------              ----------------   --------------------
Sold...........................      1,328,469              668,573
Issued on reinvestment of
 distributions.................          3,107                2,270
Repurchased....................     (1,030,408)            (597,232)
                                   -----------          -----------
Net increase...................        301,168               73,611
                                   ===========          ===========

June 30, 1997

IVY FUNDS(R)


Ivy
New
Century
Fund

------------
Semi-Annual
Report
------------
This report and the
financial statements
contained herein are
submitted for the general
information of the shareholders.
This report is not authorized
for distribution to prospective
investors unless preceded or
accompanied by an effective prospectus.

Ivy Management, Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111

                                 THROUGHOUT THE
                                   CENTURIES,
                               THE CASTLE KEEP HAS
                                  BEEN A SOURCE
                              OF LONG-RANGE VISION
                                  AND STRATEGIC
                                   ADVANTAGE.


Market Commentary:

     A three-year bear market in high-growth economies seems to be coming to an end. Attracted by compelling valuations, above average economic growth and recovering earnings, investors seem to have once again rediscovered emerging markets, which have posted strong (but not extreme) earnings since the beginning of 1997.

     According to our research, this year's emerging-market rally has been largely concentrated in the larger-capitalization, more liquid "market proxies," which have attracted global flows as investors have started to redirect funds to the high-growth nations. Holdings in the Ivy New Century Fund are well diversified to provide broad exposure to the underlying economies. We believe valuations for the less liquid, smaller companies tend to reflect fundamental value better than the larger-company names. As a result, we have positioned the Fund to take advantage of a broader-based rally as increasingly selective investors start looking for second-tier names. Perhaps even more importantly, the added diversification of these companies may provide downside protection in the event of a sudden reversal in capital flows (such as the one started by the Mexico debacle in late 1994).

     In the Pacific Rim, a number of countries such as Thailand, the Philippines, Malaysia, and Singapore have performed poorly. We believe, however, that negative sentiment toward these markets has provided an excellent buying opportunity, as many markets' price-to-earnings to growth ratios in this part of the world are the most compelling they've been in years. Despite concerns that many economies in the region are facing structural challenges, our research suggests that non-Japan Asia should continue to grow at double the rate of the more mature economies. We believe investors can ill-afford to indefinitely ignore markets with such attractive valuations and above average growth rates. As the focus of investors returns to the Pacific Rim, we believe that these markets -- and the Ivy New Century Fund -- should perform well.

     The Fund continues to benefit from its exposure to Latin America (25% of holdings), which has turned in one of the best regional year-to-date performances. Almost 9% of the Fund's assets are allocated to Brazil, where preparations for a second wave of privatization continue to provide momentum in the public sector. Additionally, corporate restructuring should boost profitability for select private sector companies. In Argentina (6% of Fund assets), the market is beginning to see the benefits of economic reforms that should contribute to robust economic growth into the next century. The Chilean market remains attractive for a number of reasons -- from low historical valuations to a good hedge against concerns about US interest rates (which may spook the region's other markets).

     We remain positive but cautious on the long-term prospects for Central Europe (which represents almost 5% of Fund assets), as it is unclear which of the transition economies will move to the next level. According to our research, however, valuations seem to imply they all will.

     Overall, we would encourage investors who recognize the importance of investing internationally to look beyond any short-term distractions and focus on what we believe to be the positive long-term prospects for the world's high-growth economies.

Ivy Management, Inc.


                                BOARD OF TRUSTEES
                              John S. Anderegg, Jr.
                                Paul H. Broyhill
                                Keith J. Carlson
                                Stanley Channick
                             Frank W. DeFriece, Jr.
                                 Roy J. Glauber
                                Michael G. Landry
                               Joseph G. Rosenthal
                              Richard N. Silverman
                                 J. Brendan Swan

                                    OFFICERS
                           Michael G. Landry, Chairman
                           Keith J. Carlson, President
                       James W. Broadfoot, Vice President
                               C. William Ferris,
                               Secretary/Treasurer

                                  LEGAL COUNSEL
                             Dechert Price & Rhoads
                                   Boston, MA

                                    CUSTODIAN
                          Brown Brothers Harriman & Co.
                                   Boston, MA

                                 TRANSFER AGENT
                                  Ivy Mackenzie
                                 Services Corp.
                                  P.O. Box 3022
                            Boca Raton, FL 33431-0922
                                 1-800-777-6472

                                    AUDITORS
                            Coopers & Lybrand L.L.P.
                               Fort Lauderdale, FL

                               INVESTMENT MANAGER
                              Ivy Management, Inc.
                            700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

                                   DISTRIBUTOR
                                  Ivy Mackenzie
                               Distributors, Inc.
                            700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111



                                                            [IVY MACKENZIE LOGO]

PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)

      EQUITY SECURITIES -- 95.6%           SHARES        VALUE
---------------------------------------
AFRICA -- 6.1%
---------------------------------------
SOUTH AFRICA -- 6.1%
Anglo American Corporation S.A.........      13,900   $   837,425
Nampak Ltd.............................      28,700       124,658
Rembrandt Group Ltd....................      65,000       693,633
South African Breweries Ltd............      14,735       452,393
                                                      -----------
                                                        2,108,109
                                                      -----------
ASIA/PACIFIC -- 55.0%
---------------------------------------
CHINA -- 1.2%
Huaneng Power International, Inc.
  ADR*.................................       1,200        30,600
Inner Mongolia Erdos Cashmere Products
  Co. 'B'..............................      64,000        53,760
Qingling Motors Company Ltd............      67,000        34,593
Shanghai Dazhong Taxi Company 'B'......     112,800       100,166
Shanghai Diesel Engine Co. Ltd. 'B'*...      81,200        27,608
Shanghai Post & Telecommunications
  Equipment 'B'........................      43,000        22,532
Shanghai Shangling Electric Appliances
  Co. Ltd. 'B'.........................     101,600        20,930
Shenzen Konka Electronic Group Limited
  - 'B'................................      42,900        63,625
Tingyi (Cayman Islands) Holding Co.*...     128,000        31,887
Zhenhai Refining and Chemical Co.
  Limited..............................     100,000        36,142
                                                      -----------
                                                          421,843
                                                      -----------
HONG KONG -- 22.9%
C.P. Pokphand..........................     400,000       123,914
Cheung Kong Holdings Ltd...............      47,000       464,098
Citic Pacific..........................      89,000       556,014
Esprit Asia Holdings Ltd...............     700,000       496,949
Gold Peak Industries...................     456,000       294,297
Guangdong Investments..................     302,000       454,134
Guangdong Investments Warrants.........      30,200        14,228
Guangdong Tannery Ltd..................       9,600         3,717
HSBC Holdings..........................      22,241       668,900
Hong Kong Telecommunications Ltd.......      11,700       273,488
Jardine Strategic......................     109,062       412,254
Jardine Strategic Warrants*............         562           222
Li & Fung..............................     576,000       646,833
National Mutual Asia Ltd...............     428,000       475,109
New World Development Company Ltd......     100,502       599,332
Peregrine Investment Holdings Ltd......     246,000       506,462
Peregrine Investment Holdings Ltd.
  Warrants*............................      14,900         6,539
Swire Pacific Ltd. Class A.............      74,000       666,234
Union Bank of Hong Kong Ltd............     328,600       950,093
Wharf Holdings Ltd.....................      82,000       355,634
                                                      -----------
                                                        7,968,451
                                                      -----------
INDIA -- 2.1%
Tata Engineering and Locomotive Co.
  Ltd. - Sponsored GDR.................       1,500        23,025
Tata Engineering and Locomotive Co.
  Ltd. - Sponsored GDR Reg 'S'.........      46,000       706,100
                                                      -----------
                                                          729,125
                                                      -----------
INDONESIA -- 2.9%
Astra International -- Foreign
  Registered...........................      29,000       119,864
PT Bank Bali -- Foreign Registered.....      45,000       120,296
PT Bank Dagang Nasional -- Foreign
  Registered...........................     301,876       214,162
PT Bank Dagang Nasional Warrants.......      43,126        17,736
PT Citatah -- Foreign Registered*......      65,000        60,816
PT Matahari Putra Prima -- Foreign
  Registered...........................      73,000       147,111
PT Mulia Industrindo -- Foreign
  Registered...........................     239,900       125,796
PT Telekomunikasi Indonesia -- Foreign
  Registered...........................      46,000        75,201
PT Tempo Scan Pacific -- Foreign
  Registered...........................      46,000       103,105
Semen Gresik -- Foreign Registered.....      12,000        26,897
                                                      -----------
                                                        1,010,984
                                                      -----------
ISRAEL -- 1.0%
Koor Industries Ltd. -- Sponsored ADR..      20,200       356,025
                                                      -----------
MALAYSIA -- 6.8%
Arab Malaysian Corporation Berhad*.....      30,000       111,727
Arab Malaysian Finance Foreign.........      58,000       122,940
Genting Berhad.........................     101,000       484,191
KFC Holdings (Malaysia) Berhad.........      67,000       252,179
Land & General Berhad..................      72,000        82,726
Lion Land Berhad*......................     200,000       185,420
London & Pacific Insurance Company
  Berhad...............................       7,200        37,084
Malayan Banking Berhad.................      16,000       167,987
Malaysia British Assurance Berhad......      26,000       116,402
Perusahaan Otomobil Nasional Berhad....      33,000       154,279
Public Bank Berhad.....................     116,000       165,451
RHB Capital Berhad.....................      52,400       166,085
Resorts World Berhad...................      51,000       153,566
Technology Resources Industries
  Berhad*..............................      64,000       110,047
Tenaga Nasional Berhad.................      14,000        68,225
                                                      -----------
                                                        2,378,309
                                                      -----------
PHILIPPINES -- 3.8%
Asian Terminals, Inc...................     477,500        86,897
Bacnotan Cement Corporation*...........     180,000        55,960
Belle Corporation*.....................     307,000        89,623
Benpres Holdings Corp. GDR*............      15,000       102,330
C & P Homes, Inc.......................     210,500        79,009
La Tondena Distillers Inc..............      70,000       168,524
Metropolitan Bank & Trust Company......       5,645       119,851
Mondragon International Philippines,
  Inc.*................................     260,500        91,850
Philippine Long Distance Telephone
  Co...................................       4,200       136,146
Philippine National Bank...............      24,237       164,484
SM Prime Holdings, Inc.................     339,000       100,250
Southeast Asia Cement Holdings, Inc.*..     992,000        48,141
Universal Robina Corporation...........     201,000        73,157
                                                      -----------
                                                        1,316,222
                                                      -----------
SINGAPORE -- 3.3%
Clipsal Industries Limited.............      56,000       198,240
DBS Land Limited.......................      26,000        82,190
Elec & Eltek International Co. Ltd.....      23,000       128,800
Fraser & Neave Ltd. ORD................      90,000       642,025
Jardine Matheson Holdings Ltd..........      13,500        95,850
                                                      -----------
                                                        1,147,105
                                                      -----------

                      (See Notes to Financial Statements)

JUNE 30, 1997 (UNAUDITED)

           EQUITY SECURITIES               SHARES        VALUE
---------------------------------------
SOUTH KOREA -- 4.1%
Hana Bank..............................       1,770   $    21,926
Hyundai Motor Company Ltd. GDR.........       8,362        83,620
Hyundai Motor Company Ltd. GDR 144A....         500         5,000
Keum Kang Development Ind. Company*....       3,800        53,491
Korea Electric Power Corp. Sponsored
  ADR..................................      12,400       231,725
Pohang Iron & Steel Ltd. ADR...........      11,800       377,600
Samsumg Electronics....................       3,500       389,020
Samsumg Electronics Rights*............          57         2,157
Samsung Electronics Co. GDR*...........          31         1,837
Samsung Electronics Co. GDR Rights*....          10           313
Samsung Electronics Co. GDR 144A
  Registered...........................         662        18,205
Shinhan Bank...........................      11,270       164,735
Ssangyong Oil Refining Co. Ltd.........       3,600        72,973
                                                      -----------
                                                        1,422,602
                                                      -----------
TAIWAN -- 3.3%
Acer Incorporation*....................      48,000       172,662
Compeq Manufacturing Co................      29,400       209,395
Far Eastern Department Stores Ltd......     131,000       208,280
President Enterprises*.................     108,000       213,669
Systex Corporation*....................      60,562       133,977
Systex Corporation Rights*.............      13,821        13,175
Yung Shin Pharmaceuticals Industries
  Co...................................      65,000       183,543
                                                      -----------
                                                        1,134,701
                                                      -----------
THAILAND -- 3.5%
Asia Credit Company PLC................      57,100       145,478
Bangkok Bank Public Company Ltd........      16,000       109,940
Bank of Ayudhya Ltd....................      93,450       146,100
Dhana Siam Finance & Securities Public
  Company Ltd..........................      89,000        47,240
Krung Thai Bank Public Company
  Limited..............................      54,300        56,595
Krung Thai Thanakit PLC................      24,000        13,665
Nava Finance & Securities Public
  Company Limited......................      45,000        17,371
Robinson Department Store Public
  Company Limited -- Foreign
  Registered...........................     437,200       160,332
Siam Cement Public Co. Ltd. (The)......       9,300       160,834
Siam Makro Public Company
  Limited -- Foreign Registered........      43,800       118,356
Thai Airways Int'l. Public Co.,
  Ltd. -- Foreign Registered...........     121,300       145,157
Thai Telephone & Communication Public
  Co. Ltd. -- Foreign Registered.......     245,000       101,670
                                                      -----------
                                                        1,222,738
                                                      -----------
VIETNAM -- 0.1%
Beta Vietnam Fund*.....................       1,850        13,875
Beta Vietnam Fund Warrants*............         370           832
The Vietnam Fund Limited*..............       1,100         8,938
                                                      -----------
                                                           23,645
                                                      -----------
EUROPE -- 9.0%
---------------------------------------
AUSTRIA -- 0.5%
Julius Meinl International AG..........       6,000       185,955
                                                      -----------
CZECH REPUBLIC -- 0.9%
CKD Praha Holding a.s.*................       4,600       125,214
Komercni Banka I.F.*...................       1,300        19,338
Restitucni Invest Fund*................       1,200        29,072
SPT Telekom a.s........................         200        20,986
Skoda Plzen a.s.*......................       2,000        59,873
Zivnobanka -- Investicni Fond..........       5,300        69,354
                                                      -----------
                                                          323,837
                                                      -----------
FRANCE -- 0.5%
Lyonnaise Des Eaux S.A.................       1,549       156,195
Schneider S.A.*........................         609        32,447
                                                      -----------
                                                          188,642
                                                      -----------
GERMANY -- 0.1%
Volkswagen AG..........................          40        30,347
                                                      -----------
HUNGARY -- 0.7%
Pick Szeged Rt.........................       3,200       246,213
                                                      -----------
POLAND -- 0.1%
Bank Rozwoju Eksportu S.A..............       1,550        32,545
                                                      -----------
PORTUGAL -- 1.9%
Colep -- Cia. Portuguesa de
  Embalagens*..........................       9,500       152,668
Companhia de Seguros Mundial Confianca
  S.A.*................................       8,000       117,868
Investec-Consultoria Internacional
  S.A.*................................       2,100        71,664
Lusomundo SGPS S.A.*...................       5,800        52,460
Lusomundo SGPS S.A. Preferred Shares...         800         6,690
Portugal Telecom S.A. ADR..............       4,200       168,525
Sonae Industria e Investimentos........       2,400       100,470
                                                      -----------
                                                          670,345
                                                      -----------
RUSSIA -- 2.1%
LUKoil Holding Sponsored ADR...........       6,500       509,844
Mosenergo Sponsored ADR 144A...........       5,200       217,750
                                                      -----------
                                                          727,594
                                                      -----------
SPAIN -- 0.6%
Telefonica de Espana ADR...............       2,200       189,750
                                                      -----------
SWITZERLAND -- 1.2%
Holderbank Financiere Glarus AG
  Bearer...............................         383       362,285
Nestle AG Registered...................          49        64,735
                                                      -----------
                                                          427,020
                                                      -----------
TURKEY -- 0.4%
Cimentas A.S...........................     224,690        29,892
Otokar Otobus Karoseri.................   1,137,500        39,078
Turkiye Garanti Bankasi A.S............   2,041,675        77,016
                                                      -----------
                                                          145,986
                                                      -----------
NORTH AMERICA -- 0.8%
---------------------------------------
MEXICO -- 0.4%
Banacci Series 'B'*....................       7,200        18,827
Banacci Series 'L'*....................         587         1,380
Cementos de Mexico S.A. 'B'............       3,600        17,334
Grupo Mexicano Series 'L' ADS*.........       1,400         2,363
Grupo Posadas S.A. -- 'A'*.............      83,785        50,558
Telefonos de Mexico S.A. ADR Class L...       1,000        47,750
                                                      -----------
                                                          138,212
                                                      -----------
UNITED STATES -- 0.4%
Amway Asia Pacific Ltd.................       1,700        24,700
Semi-Tech Corporation..................      18,000        38,621
The Singer Company NV..................       1,300        74,162
                                                      -----------
                                                          137,483
                                                      -----------

                      (See Notes to Financial Statements)

JUNE 30, 1997 (UNAUDITED)

           EQUITY SECURITIES               SHARES        VALUE
---------------------------------------
SOUTH AND CENTRAL AMERICA -- 24.7%
---------------------------------------
ARGENTINA -- 5.8%
Acindar Industria Argentina S.A.*......      60,000   $   153,619
Bansud S.A.*...........................      29,200       452,655
Cia Naviera Perez Compancciones 'B'....      32,252       259,015
CIADEA S.A.*...........................      57,960       249,258
Disco S.A. ADR*........................       3,100       122,838
Inversiones y Representaciones S.A.
  (IRSA)...............................      52,000       227,268
Quilmes Industrial S.A.................      27,400       318,525
YPF S.A. Sponsored ADR.................       7,100       218,325
                                                      -----------
                                                        2,001,503
                                                      -----------
BRAZIL -- 8.7%
Aracruz Celulose S.A. ADR..............       3,850        78,444
Banco Bradesco S.A. Preferred..........   8,400,000        84,660
Banco Nacional S.A.....................   2,100,000            --(a)
Brasmotor S.A. Preferred...............     360,000        80,257
Casa Anglo Brasileiras S.A.*...........   8,700,000       412,151
Centrais Electricas Brasileiras S.A.
  (Electrobras)........................     500,000       279,598
Centrais Electricas Brasileiras S.A.
  (Electrobras) -- Preferred B.........     138,000        82,040
Centrais Electricas de Santa Catarina
  S.A. (CELESC)........................      25,000        34,601
Companhia Cimento Portland Itau........     380,000       130,606
Companhia Energetica de Minas Gerais
  (CEMIG)..............................     800,000        41,243
Companhia Energetica de Sao Paulo
  (CESP)...............................     900,000        60,192
Companhia Paranaense de Energia
  (Copel)..............................   2,200,000        37,806
Companhia Paulista de Forca e Luz
  (CPFL)...............................     270,000        45,395
Companhia Paulista de Forca e Luz
  (CPFL) Rights*.......................       1,568           261
Companhia Siderurgica de Tubarao.......   9,900,000       137,849
Companhia Vale do Rio Doce Preferred
  Shares...............................       7,000       156,054
Electricidade de Sao Paulo S.A.
  (Eletropaulo)........................     250,000        73,148
Electrolux do Brasil S.A...............  24,000,000        38,122
Elevadores Atlas S.A. 144A.............       9,200       119,855
Itaubanco..............................     266,000       150,228
Marcopolo S.A. -- B....................     400,000        71,525
OSA S.A................................   5,200,000        24,151
Petroleo Brasileiro S.A. (Petrobras)...     610,000       169,421
Tam Transport Aereos...................   3,500,000       193,442
Telecomunicacoes Brasileiras S.A.
  (Telebras) ADR.......................       2,900       440,075
Uniao de Bancos Brasileiros............   2,100,000        77,032
                                                      -----------
                                                        3,018,156
                                                      -----------
CHILE -- 7.0%
A.F.P Provida S.A. ADR.................       2,000        43,750
Antofagasta Holdings PLC...............      20,700       157,958
Banco Santander Chile Sponsored ADR....       6,000        88,500
Chilgener S.A. Sponsored ADR...........       2,700        75,600
Chilgener S.A. Sponsored ADR Rights*...         891         2,107
Embotelladora Andina S.A. Sponsored ADR
  (Class A)............................       3,400        72,888
Embotelladora Andina S.A. Sponsored ADR
  (Class B)............................       3,400        70,975
Empresa Nacional Electricidad S.A......       4,900       110,556
Genesis Chile Fund.....................      22,182     1,114,645
Laboratorio Chile S.A. ADR.............       4,000       114,500
Quimica Minera Chile S.A. Sponsored
  ADR..................................       2,400       158,700
Santa Isabel S.A. ADR..................       8,000       258,000
Vina Concha y Toro S.A. ADR............       5,500       170,156
                                                      -----------
                                                        2,438,335
                                                      -----------
COLOMBIA -- 1.3%
Banco Ganadero S.A. ADR................       4,700       169,200
Banco Industrial Colombiano ADR........      10,400       187,200
Cementos Diamante ADR 144A.............       8,200       109,675
                                                      -----------
                                                          466,075
                                                      -----------
PANAMA -- 0.2%
Panamerican Beverages, Inc -- A........       2,400        78,900
                                                      -----------
PERU -- 1.7%
Banco Wiese ADR........................      24,800       161,200
CPT Telefonica del Peru S.A. -- 'B'*...     120,000       315,322
Credicorp Ltd..........................       5,868       129,096
                                                      -----------
                                                          605,618
                                                      -----------
TOTAL EQUITY SECURITIES
  (Cost -- $28,847,131)................                33,292,375
                                                      -----------
CORPORATE BONDS -- 0.5%                   PRINCIPAL
---------------------------------------  ----------
Inversiones y Representaciones S.A.
  'Parcks' 144A Floating Rate, 4.50%,
  07/04/03.............................  $   60,000        68,400
Piltel International Holding Corp.
  (Convertible), 1.75%, 07/17/06.......     100,000        97,750
                                                      -----------
TOTAL CORPORATE BONDS
  (Cost -- $160,000)...................                   166,150
                                                      -----------
TOTAL INVESTMENTS -- 96.1%
  (Cost -- $29,007,131)(b).............                33,458,525
OTHER ASSETS, LESS
  LIABILITIES -- 3.9%..................                 1,358,066
                                                      -----------
NET ASSETS -- 100%.....................               $34,816,591
                                                      ===========
ADR  - American Depository Receipt
ADS  - American Depository Share
GDR  - Global Depository Receipt
NV   - Non-voting
ORD  - Ordinary
 *  Non-income producing security.
(a) Security valued in good faith by the Valuation
    Committee of the Board of Trustees. The cost of
    this security at June 30, 1997 aggregated $42,742.
    See Note 1 of the Notes to Financial Statements.
(b) Cost is approximately the same for
    Federal Income tax purposes.

OTHER INFORMATION:
At June 30, 1997, net unrealized appreciation based on cost for financial statement and Federal income tax purposes is as follows:
    Gross unrealized appreciation.....................   $ 6,827,908
    Gross unrealized depreciation.....................    (2,376,514)
                                                         -----------
        Net unrealized appreciation...................   $ 4,451,394
                                                         ===========
Purchases and sales of securities other than short-term obligations aggregated $13,509,259 and $1,131,177, respectively, for the period ended June 30, 1997.

                      (See Notes to Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)

ASSETS
Investments, at value (identified cost -- $29,007,131)......  $33,458,525
Cash........................................................    1,224,612
Cash denominated in foreign currencies (cost -- $126,504)...      126,147
Receivables
  Fund shares sold..........................................       89,997
  Dividends and interest....................................      127,453
Deferred organization expenses..............................       23,033
Other assets................................................       13,413
                                                              -----------
    Total assets............................................   35,063,180
                                                              -----------
LIABILITIES
Payables
  Investments purchased.....................................      129,375
  Fund shares repurchased...................................       49,554
  Management fee............................................       27,717
  12b-1 service and distribution fees.......................       17,476
  Other payables to related parties.........................       10,704
Accrued expenses............................................       11,763
                                                              -----------
    Total liabilities.......................................      246,589
                                                              -----------
NET ASSETS..................................................  $34,816,591
                                                              ===========
CLASS A
Net asset value and redemption price per share
  ($17,799,227/1,526,718 shares outstanding)................  $     11.66
                                                              ===========
Maximum offering price per share ($11.66 x 100/94.25)*......  $     12.37
                                                              ===========
CLASS B
Net asset value, offering price and redemption price** per
  share ($13,069,755/1,133,664 shares outstanding)..........  $     11.53
                                                              ===========
CLASS C
Net asset value, offering price and redemption price*** per
  share ($3,947,609 / 341,581 shares outstanding)...........  $     11.56
                                                              ===========
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $30,133,517
  Undistributed net realized gain on investments and foreign
    currency transactions...................................      159,130
  Undistributed net investment income.......................       73,516
  Net unrealized appreciation on investments and foreign
    currency transactions...................................    4,450,428
                                                              -----------
NET ASSETS..................................................  $34,816,591
                                                              ===========

  * On sales of more than $50,000 the offering price is reduced.
 ** Subject to a maximum contingent deferred sales charge of 5%.
*** Subject to a maximum contingent deferred sales charge of 1%.

                      (See Notes to Financial Statements)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
  Dividends, net of $30,818 foreign taxes withheld..........             $  401,621
  Interest..................................................                  5,554
                                                                         ----------
                                                                            407,175
                                                                         ----------
EXPENSES
  Management fee............................................  $136,048
  Transfer agent............................................    28,368
  Administrative services fee...............................    13,605
  Custodian fees............................................    40,682
  Blue Sky fee..............................................    10,638
  Auditing and accounting fees..............................     8,029
  Shareholder reports.......................................     2,681
  Amortization of organization expenses.....................     4,896
  Fund accounting...........................................    18,204
  Trustees' fees............................................     2,977
  12b-1 service and distribution fees.......................    82,000
  Legal.....................................................    12,803
  Other.....................................................     6,544
                                                                         ----------
                                                                            367,475
  Fees paid indirectly......................................                (33,816)
                                                                         ----------
    Net expenses............................................                333,659
                                                                         ----------
NET INVESTMENT INCOME.......................................                 73,516
                                                                         ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS
  Net realized gain on investments and foreign currency
    transactions............................................                205,526
  Net unrealized appreciation during the period on
    investments and foreign currency transactions...........              3,477,014
                                                                         ----------
    Net gain on investment transactions.....................              3,682,540
                                                                         ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............             $3,756,056
                                                                         ==========

                      (See Notes to Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE SIX      FOR THE
                                                              MONTHS ENDED    YEAR ENDED
                                                                JUNE 30,     DECEMBER 31,
                                                              ------------   ------------
                                                                 1997*           1996
                                                              ------------   ------------
INCREASE IN NET ASSETS
Operations
  Net investment income (loss)..............................  $    73,516    $   (54,000)
  Net realized gain (loss) on investments and foreign
    currency transactions...................................      205,526        (46,120)
  Net unrealized appreciation during the period on
    investments and foreign currency transactions...........    3,477,014        948,226
                                                              -----------    -----------
    Net increase resulting from operations..................    3,756,056        848,106
                                                              -----------    -----------
Distributions in excess of net investment income
  Class A...................................................           --           (984)
  Class B...................................................           --           (623)
  Class C...................................................           --           (186)
                                                              -----------    -----------
    Total distributions to shareholders.....................           --         (1,793)
                                                              -----------    -----------
Fund share transactions (Note 4)
  Class A...................................................    5,855,024      5,914,397
  Class B...................................................    5,467,358      5,096,850
  Class C...................................................    1,691,011      1,808,893
                                                              -----------    -----------
    Net increase resulting from Fund share transactions.....   13,013,393     12,820,140
                                                              -----------    -----------
TOTAL INCREASE IN NET ASSETS................................   16,769,449     13,666,453
NET ASSETS
  Beginning of period.......................................   18,047,142      4,380,689
                                                              -----------    -----------
  END OF PERIOD.............................................  $34,816,591    $18,047,142
                                                              ===========    ===========
UNDISTRIBUTED NET INVESTMENT INCOME.........................  $    73,516    $        --
                                                              ===========    ===========

* Unaudited.

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS

                                                                                                          FOR THE PERIOD
                                                              FOR THE SIX                                NOVEMBER 1, 1994
                          CLASS A                             MONTHS ENDED       FOR THE YEAR ENDED       (COMMENCEMENT)
                                                                JUNE 30,            DECEMBER 31,         TO DECEMBER 31,
                                                              ------------      ---------------------    ----------------
                                                                 1997*           1996           1995           1994
                  SELECTED PER SHARE DATA                     ------------      -------        ------    ----------------
Net asset value, beginning of period........................    $ 10.12         $  9.05        $ 8.64          $10.00
                                                                -------         -------        ------          ------
  Income (loss) from investment operations
  Net investment income (loss)..............................        .05(g)         (.02)(a)       .01(a)           --(a)
  Net realized and unrealized gain (loss) on investment
    transactions............................................       1.49(g)         1.09           .54           (1.36)
                                                                -------         -------        ------          ------
    Total from investment operations........................       1.54            1.07           .55           (1.36)
                                                                -------         -------        ------          ------
  Less distributions
  From net investment income................................         --              --           .01              --
  From net realized gain....................................         --              --           .10              --
  In excess of net realized gain............................         --              --           .03              --
                                                                -------         -------        ------          ------
    Total distributions.....................................         --              --           .14              --
                                                                -------         -------        ------          ------
Net asset value, end of period..............................    $ 11.66         $ 10.12        $ 9.05          $ 8.64
                                                                =======         =======        ======          ======
Total return(%).............................................      15.22(c)        11.83(b)       6.40(b)       (13.50)(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................    $17,799         $ 9,925        $3,435          $  611
Ratio of expenses to average net assets(e)
  With expense reimbursement(%).............................         --            2.45          2.55            2.20(d)
  Without expense reimbursement(%)..........................       2.33(d)         2.82          7.18           20.74(d)
Ratio of net investment income (loss) to average net
  assets(%).................................................       0.90(d)         (.23)(a)       .24(a)          .52(a)(d)
Portfolio turnover rate(%)..................................          4              27            14              --
Average commission rate(f)..................................    $ .0023         $ .0018           N/A             N/A

                      (See Notes to Financial Statements)

                                                                                                           FOR THE PERIOD
                                                              FOR THE SIX                                 NOVEMBER 1, 1994
                          CLASS B                             MONTHS ENDED       FOR THE YEAR ENDED        (COMMENCEMENT)
                                                                JUNE 30,            DECEMBER 31,          TO DECEMBER 31,
                                                              ------------      --------------------      ----------------
                                                                 1997*           1996          1995             1994
                  SELECTED PER SHARE DATA                     ------------      ------        ------      ----------------
Net asset value, beginning of period........................    $ 10.04         $ 9.05        $ 8.64           $ 10.00
                                                                -------         ------        ------          --------
  Income (loss) from investment operations
  Net investment income (loss)..............................        .01(g)        (.06)(a)      (.02)(a)            --(a)
  Net realized and unrealized gain (loss) on investment
    transactions............................................       1.48(g)        1.05           .51             (1.36)
                                                                -------         ------        ------          --------
    Total from investment operations........................       1.49            .99           .49             (1.36)
                                                                -------         ------        ------          --------
  Less distributions
  From net realized gain....................................         --             --           .08                --
                                                                -------         ------        ------          --------
    Total distributions.....................................         --             --           .08                --
                                                                -------         ------        ------          --------
Net asset value, end of period..............................    $ 11.53         $10.04        $ 9.05           $  8.64
                                                                =======         ======        ======          ========
Total return(%).............................................      14.84(c)       10.95(b)       5.62(b)         (13.60)(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................    $13,070         $6,269        $  945           $   121
Ratio of expenses to average net assets(e)
  With expense reimbursement(%).............................         --           3.20          3.30              2.95(d)
  Without expense reimbursement(%)..........................       3.10(d)        3.57          7.93             21.49(d)
Ratio of net investment income (loss) to average net
  assets(%).................................................        .13(d)        (.98)(a)      (.51)(a)          (.23)(a)(d)
Portfolio turnover rate(%)..................................          4             27            14                --
Average commission rate(f)..................................    $ .0023         $.0018           N/A               N/A

                      (See Notes to Financial Statements)

                                                                             FOR THE PERIOD
                                                              FOR THE SIX    APRIL 30, 1996
                          CLASS C                             MONTHS ENDED   (COMMENCEMENT)
                                                                JUNE 30,     TO DECEMBER 31,
                                                              ------------   ---------------
                                                                 1997*            1996
                  SELECTED PER SHARE DATA                     ------------   ---------------
Net asset value, beginning of period........................     $10.06           $ 9.89
                                                                 ------           ------
  Income (loss) from investment operations
  Net investment income (loss)..............................        .01(g)          (.02)(a)
  Net realized and unrealized gain on investment
    transactions............................................       1.49(g)           .19
                                                                 ------           ------
    Total from investment operations........................       1.50              .17
                                                                 ------           ------
Net asset value, end of period..............................     $11.56           $10.06
                                                                 ======           ======
Total return(%)(c)..........................................      14.91             1.73

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................     $3,948           $1,854
Ratio of expenses to average net assets(e)
  With expense reimbursement(%)(d)..........................         --             3.16
  Without expense reimbursement(%)(d).......................       3.12             3.53
Ratio of net investment income (loss) to average net
  assets(%)(d)..............................................        .12             (.94)(a)
Portfolio turnover rate(%)..................................          4               27
Average commission rate(f)..................................     $.0023           $.0018

(a) Net investment income (loss) is net of expenses reimbursed by manager.
(b)    Total return does not reflect a sales charge.
(c) Total return represents aggregate total return and does not reflect a sales charge.
(d)    Annualized.
(e) Beginning in 1995, total expenses include fees paid indirectly through an expense offset arrangement, if any.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
       This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.
(g)    Based on average shares outstanding.
 *     Unaudited.

                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Ivy New Century Fund (the Fund), is a diversified series of shares of Ivy Fund. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B and Class C are authorized. Ivy Fund was organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities traded on a U.S. or foreign stock exchange, or the National Association of Securities Dealers Automated Quotation ("NASDAQ") System, are valued at the last quoted sale price reported as of the close of regular trading on the exchange the security is traded most extensively. If there is no such sale, the security is valued at the calculated mean between the last bid and asked price on the exchange. Securities not traded on an exchange or NASDAQ, but traded in another over-the-counter market are valued at the average between the current bid and asked prices in such markets. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees (the Board), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. For valuation purposes, quotations of foreign securities in foreign currencies are translated into U.S. dollar equivalents using the foreign exchange quotation in effect. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board. As of June 30, 1997, securities valued in good faith by the Valuation Committee of the Board were determined to have no market value, and have been noted as such in the investment portfolio.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Realized gains and losses from security transactions are calculated on an identified cost basis.

     FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code, as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

     The Fund has a net tax-basis capital loss carryforward of approximately $46,000 as of December 31, 1996, which may be applied against realized net taxable gain of each succeeding fiscal year until fully utilized or until the expiration date, whichever occurs first. The carryforward expires in 2004.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, are declared in December.

     FOREIGN CURRENCY TRANSLATIONS -- Foreign currency transactions from foreign investment activity are translated into U.S. dollars on the following basis: (i) market value of securities, and dividends and interest receivable are translated at the closing daily rate of exchange; and, (ii) purchases and sales of investment securities are translated at the rate at which related foreign contracts are obtained or at the exchange rate prevailing on the date of the transaction. Exchange gains or losses from currency translation of other assets and liabilities, if significant, are reported as a separate component of Net realized and unrealized gain (loss) on investment transactions.

     Section 988 of the Internal Revenue Code provides that gains and losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. Accordingly, distributions for financial statement purposes may differ from the characterization of such distributions determined on a Federal income tax basis.

     DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five year period.

     RECLASSIFICATIONS -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to investments in foreign denominated securities, passive foreign investment companies, and certain securities sold at a loss. As a result, Net investment income (loss) and Net realized gain (loss) on investments and foreign currency transactions for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     FEES PAID INDIRECTLY -- The Fund has an arrangement with its custodian whereby a certain percentage of quarterly cumulative credits resulting from cash balances on deposit with the custodian are used to offset custody fees, including transaction and out of pocket expenses. For the period, custody fees were reduced by $33,816 under this arrangement.

2. RELATED PARTIES

     Ivy Management, Inc. (IMI) is the Manager and Investment Adviser of the Fund. For its services, IMI receives a fee monthly at the annual rate of 1.00% of the Fund's average net assets.

     Currently, IMI voluntarily limits the Fund's total operating expenses (excluding taxes, 12b-1 fees, brokerage commissions, interest, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of 1.95% of its average net assets. The voluntary expense limitation may be terminated or revised at any time.

     Mackenzie Investment Management Inc. (MIMI), of which IMI is a wholly owned subsidiary, provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and expenses are reflected as Administrative services fee and Fund accounting in the Statement of Operations.

     Ivy Mackenzie Distributors, Inc. (IMDI), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the six months ended June 30, 1997, the net amount of underwriting discount retained by IMDI was $9,631.

     Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate not to exceed .25% of its average net asset value. Class B and Class C shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average net asset value attributable to Class B and Class C shares. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $18,015, $48,795 and $15,190, for Class A, Class B and Class C, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.

     Ivy Mackenzie Services Corp. (IMSC), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $13,916, $10,765 and $3,687, for Class A, Class B and Class C, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION

     Trustees who are not affiliated with IMI or MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. FUND SHARE TRANSACTIONS

     Fund share transactions for Class A, Class B and Class C were as follows:

                                   SIX MONTHS ENDED            YEAR ENDED
                                    JUNE 30, 1997          DECEMBER 31, 1996
                                ----------------------   ----------------------
           CLASS A               SHARES      AMOUNT       SHARES      AMOUNT
           -------              --------   -----------   --------   -----------
Sold..........................   689,206   $ 7,403,046    770,476   $ 7,578,070
Repurchased...................  (143,570)   (1,548,022)  (169,014)   (1,663,673)
                                --------   -----------   --------   -----------
Net increase..................   545,636   $ 5,855,024    601,462   $ 5,914,397
                                ========   ===========   ========   ===========

                                   SIX MONTHS ENDED            YEAR ENDED
                                    JUNE 30, 1997          DECEMBER 31, 1996
                                ----------------------   ----------------------
           CLASS B               SHARES      AMOUNT       SHARES      AMOUNT
           -------              --------   -----------   --------   -----------
Sold..........................   577,016   $ 6,190,226    605,573   $ 5,942,047
Issued on reinvestment of
 distributions................        --            --         39           388
Repurchased...................   (67,633)     (722,868)   (85,800)     (845,585)
                                --------   -----------   --------   -----------
Net increase..................   509,383   $ 5,467,358    519,812   $ 5,096,850
                                ========   ===========   ========   ===========

                                                          FROM APRIL 30, 1996
                                   SIX MONTHS ENDED          (COMMENCEMENT)
                                    JUNE 30, 1997         TO DECEMBER 31, 1996
                                ----------------------   ----------------------
           CLASS C               SHARES      AMOUNT       SHARES      AMOUNT
           -------              --------   -----------   --------   -----------
Sold..........................   191,516   $ 2,054,986    186,226   $ 1,829,278
Issued on reinvestment of
 distributions................        --            --         14           142
Repurchased...................   (34,121)     (363,975)    (2,054)      (20,527)
                                --------   -----------   --------   -----------
Net increase..................   157,395   $ 1,691,011    184,186   $ 1,808,893
                                ========   ===========   ========   ===========

June 30, 1997

                                                                   IVY FUNDS(R)

Ivy
Pan-Europe
Fund

---------------
Semi-Annual
Report
---------------
This report and the
financial statements
contained herein are
submitted for the general
information of the shareholders.
This report is
not authorized for distribution
to prospective investors unless preceded or accompanied by an effective prospectus.

Ivy Management, Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111

                                 THROUGHOUT THE
                                   CENTURIES,
                              THE CASTLE KEEP HAS
                                 BEEN A SOURCE
                              OF LONG-RANGE VISION
                                 AND STRATEGIC
                                   ADVANTAGE.

MARKET COMMENTARY:

     We would like to take this opportunity to welcome you as a shareholder of the Ivy Pan-Europe Fund. There are many potential benefits to investing internationally including additional diversification, minimizing risk and maximizing return.

     The Ivy Pan-Europe Fund is positioned to benefit from continuing corporate restructuring, more competitive currencies and a lower interest rate environment in Western Europe. A majority of the Ivy Pan-Europe Fund is invested in large-capitalization, blue-chip stocks with some exposure to what we believe to be significantly undervalued, smaller-capitalization European companies.

     In many cases, current price-to-earnings ratios in Europe are relatively high due to depressed earnings. We believe economic growth will accelerate as the benefits of weaker currencies and very favorable interest rates take hold. And, just as restructuring has been an important theme in America over the last decade, market forces are causing a similar process in Europe.

     On the currency front, according to our research, the deutschemark was approaching fair value in the 1.70 range. However, the surprise result of the French election caused us to rethink this view. With the socialist party far less committed to European Monetary Union (EMU) than its predecessor, there could be far more pressure on the entire currency system. We believe a few scenarios are possible. First, in an effort to save jobs (a key feature of the French socialist platform) the Maastricht rules could be relaxed. This would make it easier for "weaker" countries such as Italy, Spain and Portugal to join, thereby placing additional downward pressure on the core European currencies. Second, influenced by Germany's hard line, the Maastricht treaty could be interpreted more strictly, which would result in a more limited initial group (Germany plus the Benelux countries). Third, EMU could be disbanded entirely. We believe that the first scenario is the most likely and pressure on European currencies could reignite.

     The Ivy Pan-Europe Fund is well diversified among 17 countries with the largest commitments to the United Kingdom (21%), France (12%) and Sweden (12%). Some of the Fund's larger-company holdings include: Volkswagen, Electrolux, Shell and ING. Smaller-capitalization stocks are: Leica Camera, Safilo and Grupo Anaya.

     We believe the longer-term benefits of international investing cannot be overlooked and encourage investors to stay the course.

IVY MANAGEMENT, INC.

                               BOARD OF TRUSTEES
                             John S. Anderegg, Jr.
                                Paul H. Broyhill
                                Keith J. Carlson
                                Stanley Channick
                             Frank W. DeFriece, Jr.
                                 Roy J. Glauber
                               Michael G. Landry
                              Joseph G. Rosenthal
                              Richard N. Silverman
                                J. Brendan Swan

                                    OFFICERS
                          Michael G. Landry, Chairman
                          Keith J. Carlson, President
                       James W. Broadfoot, Vice President
                               C. William Ferris,
                              Secretary/Treasurer

                                 LEGAL COUNSEL
                             Dechert Price & Rhoads
                                   Boston, MA

                                   CUSTODIAN
                         Brown Brothers Harriman & Co.
                                   Boston, MA

                                 TRANSFER AGENT
                                 Ivy Mackenzie
                                 Services Corp.
                                 P.O. Box 3022
                           Boca Raton, FL 33431-0922
                                 1-800-777-6472

                                    AUDITORS
                            Coopers & Lybrand L.L.P.
                              Fort Lauderdale, FL

                               INVESTMEMT MANAGER
                              Ivy Management, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

                                  DISTRIBUTOR
                                 Ivy Mackenzie
                               Distributors, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                1-800-456-5111

                                                           [IVY MACKENZIE LOGO]

PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)

        EQUITY SECURITIES -- 92.3%            SHARES        VALUE
------------------------------------------
AUSTRIA -- 2.2%
Creditanstalt-Bankverein..................          80   $     3,217
Julius Meinl International AG.............          12           372
                                                         -----------
                                                               3,589
                                                         -----------
BELGIUM -- 0.7%
Solvay S.A................................           2         1,179
                                                         -----------
CZECH REPUBLIC -- 1.4%
SPT Telekom a.s...........................          22         2,309
                                                         -----------
DENMARK -- 2.0%
Unidanmark A/S............................          58         3,263
                                                         -----------
FINLAND -- 3.3%
Enso OY -- R Shares.......................         171         1,580
Pohjola Insurance Group B.................          76         2,253
UPM -- Kymmene Corp.......................          63         1,455
                                                         -----------
                                                               5,288
                                                         -----------
FRANCE -- 11.8%
Banque Nationale de Paris.................          72         2,970
Bongrain S.A..............................           3         1,175
Bouygues..................................          16         1,318
Elf Gabon.................................           7         1,662
Eurotunnel S.A.*..........................       1,300         1,428
Groupe Danone.............................          13         2,150
Scor......................................          56         2,257
Societe Generale..........................          27         3,017
SoGen S.A.................................          64         1,341
Usinor Sacilor............................          96         1,733
                                                         -----------
                                                              19,051
                                                         -----------
GERMANY -- 7.7%
BMW AG....................................           1           825
Daimler-Benz AG...........................          19         1,547
Dyckerhoff AG.............................           3         1,088
Leica Camera AG...........................          51         1,259
Merck KGaA................................         112         4,885
Porsche AG -- Preferred...................           1         1,303
Volkswagen AG.............................           2         1,517
                                                         -----------
                                                              12,424
                                                         -----------
HUNGARY -- 1.0%
BorsodChem GDR 144A*......................          41         1,594
                                                         -----------
ITALY -- 2.1%
Fiat S.p.A.*..............................         447         1,608
Safilo S.p.A..............................          77         1,787
                                                         -----------
                                                               3,395
                                                         -----------
NETHERLANDS -- 7.5%
Akzo Nobel NV.............................          11         1,510
Fortis Amev NV............................          58         2,587
Hagemeyer NV..............................          33         1,708
Hoogovens NV..............................          32         1,787
ING Groep NV..............................          56         2,587
Nedlloyd Groep NV.........................          65         1,881
                                                         -----------
                                                              12,060
                                                         -----------
NORWAY -- 5.0%
Bergesen..................................         136         3,214
Saga Petroleum Series A Free..............         256         4,861
                                                         -----------
                                                               8,075
                                                         -----------
PORTUGAL -- 2.2%
Cimpor Cimentos...........................          67         1,564
Portugal Telecom S.A. ADR.................          50         2,006
                                                         -----------
                                                               3,570
                                                         -----------
RUSSIA -- 1.5%
LUKoil Holding Co. -- Sponsored ADR.......          30         2,353
                                                         -----------
SPAIN -- 4.6%
Corp. Financiera Reunida, S.A. (COFIR)....         767   $     3,233
Grupo Anaya S.A...........................         108         2,115
Telefonica de Espana S.A. ADR.............          25         2,156
                                                         -----------
                                                               7,504
                                                         -----------
SWEDEN -- 11.8%
ABB AB -- B Shares........................         236         3,296
AssiDoman AB..............................          55         1,565
Astra AB "B" Shares.......................         101         1,801
Electrolux AB.............................          24         1,732
Granges AB................................          12           161
S.K.F. AB Series "B"......................         130         3,362
Sandvik AB -- "B" Shares..................         144         4,088
Stora Kopparbergs Bergslags Aktiebolag
  (STORA).................................         100         1,630
Volvo AB B Shares.........................          54         1,446
                                                         -----------
                                                              19,081
                                                         -----------
SWITZERLAND -- 7.0%
Edipresse S.A.............................           9         2,130
Fotolabo S.A..............................           4         1,276
Georg Fischer AG Bearer...................           1         1,393
Holderbank Financiere Glaris AG...........           1           946
Jelmoli Holding AG Bearer.................           2         1,248
Pargesa Holding S.A.......................           2         2,661
Sulzer AG Registered......................           2         1,715
                                                         -----------
                                                              11,369
                                                         -----------
UNITED KINGDOM -- 20.5%
Albert Fisher Group PLC...................         310           223
Barclays PLC..............................         152         3,016
British Steel plc.........................         625         1,550
Cadbury Schweppes PLC ADR.................         235         2,094
HSBC Holdings plc.........................         107         3,292
Hanson PLC Sponsored ADR..................          50         1,250
Hazelwood Foods PLC.......................       1,115         2,078
Imperial Chemical Industries PLC -
  Sponsored ADR...........................         121         1,683
Jarvis Hotels PLC.........................         609         1,424
National Westminster Bank PLC ADR.........         240         3,225
PizzaExpress PLC..........................         186         1,947
Shell Transport & Trading Co..............         747         5,091
Standard Chartered PLC....................         193         2,942
Waterford Wedgwood PLC....................         967         1,255
Willis Corroon Group PLC..................         958         2,065
                                                         -----------
                                                              33,135
                                                         -----------
TOTAL EQUITY SECURITIES
  (Cost -- $145,765)(a)...................                   149,239
OTHER ASSETS, LESS LIABILITIES -- 7.7%....                    12,517
                                                         -----------
NET ASSETS -- 100%........................               $   161,756
                                                         ===========
ADR - American Depository Receipt
NV - Non-voting
 *  Non-income producing security.
(a) Cost is the same for Federal income tax purposes.
OTHER INFORMATION:
At June 30, 1997, net unrealized appreciation based on cost for financial statement and Federal income tax purposes is as follows:
    Gross unrealized appreciation.....................   $     6,863
    Gross unrealized depreciation.....................        (3,389)
                                                         -----------
        Net unrealized appreciation...................   $     3,474
                                                         ===========
Purchases and sales of securities other than short-term obligations aggregated $145,764 and $0, respectively, for the period ended June
30, 1997.

                      (See Notes to Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)

ASSETS
Investments, at value (identified cost -- $145,765).........  $   149,239
Cash........................................................       12,500
Receivables
  Dividends and interest....................................          360
  Manager for expense reimbursement.........................        6,810
Deferred organization expenses..............................       58,759
                                                              -----------
  Total assets..............................................      227,668
                                                              -----------
LIABILITIES
Payables
  Management fee............................................          131
  12b-1 service and distribution fees.......................           34
  Other payables to related parties.........................        1,693
Accrued expenses............................................       64,054
                                                              -----------
  Total liabilities.........................................       65,912
                                                              -----------
NET ASSETS..................................................  $   161,756
                                                              ===========
CLASS A
Net asset value and redemption price per share
  ($161,756/15,696 shares outstanding)......................  $     10.31
                                                              ===========
Maximum offering price per share ($10.31 X 100/94.25)*......  $     10.94
                                                              ===========
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $   156,989
  Undistributed net realized loss on investments and foreign
    currency transactions...................................           (5)
  Undistributed net investment income.......................        1,298
  Net unrealized appreciation on investments and foreign
    currency transactions...................................        3,474
                                                              -----------
NET ASSETS..................................................  $   161,756
                                                              ===========

* On sales of more than $50,000 the offering price is reduced.

                      (See Notes to Financial Statements)

STATEMENT OF OPERATIONS
FOR THE PERIOD MAY 13, 1997 (COMMENCEMENT) TO JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
  Dividends, net of $77 foreign taxes withheld..............             $    1,484
  Interest..................................................                    281
                                                                         ----------
                                                                              1,765
                                                                         ----------
EXPENSES
  Management fee............................................  $    212
  Transfer agent............................................        45
  Administrative services fee...............................        21
  Custodian fees............................................       300
  Auditing and accounting fees..............................     1,500
  Fund accounting...........................................     1,650
  12b-1 service and distribution fees.......................        53
  Legal.....................................................     3,000
  Other.....................................................       495
                                                                         ----------
                                                                              7,276
  Expenses reimbursed by manager............................                 (6,809)
                                                                         ----------
    Net expenses............................................                    467
                                                                         ----------
NET INVESTMENT INCOME.......................................                  1,298
                                                                         ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  TRANSACTIONS
  Net realized loss on investments and foreign currency
    transactions............................................                     (5)
  Net unrealized appreciation during the period on
    investments and foreign currency transactions...........                  3,474
                                                                         ----------
    Net gain on investment transactions.....................                  3,469
                                                                         ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............             $    4,767
                                                                         ==========

                      (See Notes to Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD MAY 13, 1997 (COMMENCEMENT) TO JUNE 30, 1997 (UNAUDITED)

INCREASE IN NET ASSETS
Operations
Net investment income.......................................  $  1,298
  Net realized loss on investments and foreign currency
    transactions............................................        (5)
  Net unrealized appreciation during the period on
    investments.............................................     3,474
                                                              --------
    Net increase resulting from operations..................     4,767
                                                              --------
Fund share transactions (Note 4)
    Class A.................................................   156,989
    Class B.................................................        --
    Class C.................................................        --
                                                              --------
    Net increase resulting from Fund share transactions.....   156,989
                                                              --------
NET ASSETS -- END OF PERIOD.................................  $161,756
                                                              ========
UNDISTRIBUTED NET INVESTMENT INCOME.........................  $  1,298
                                                              ========

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS

                                                               FOR THE PERIOD
                                                                MAY 13, 1997
                                                               (COMMENCEMENT)
                                                              TO JUNE 30, 1997
                                                              -----------------
                                                                   CLASS A
                 SELECTED PER SHARE DATA**                    -----------------
Net asset value, beginning of period........................       $10.02
                                                                   ------
  Income from investment operations
  Net investment income(a)..................................          .08
  Net realized and unrealized gain on investment
    transactions............................................          .21
                                                                   ------
    Total from investment operations........................          .29
                                                                   ------
Net asset value, end of period..............................       $10.31
                                                                   ======
Total return(%)(b)..........................................         2.89
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................       $  162
Ratio of expenses to average net assets
  With expense reimbursement(%)(c)..........................         2.20
  Without expense reimbursement(%)(c).......................        34.21
Ratio of net investment income to average net
  assets(%)(a)(c)...........................................         6.10
Portfolio turnover rate(%)..................................            0
Average commission rate(d)..................................       $.0133

(a)    Net investment income is net of expenses reimbursed by
       manager.
(b) Total return represents aggregate total return and does not reflect a sales charge.
(c)    Annualized.
(d) This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.
 *     Unaudited.
**     Based on average shares outstanding.


                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Ivy Pan-Europe Fund (the Fund), is a diversified series of shares of Ivy Fund. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B and Class C are authorized. Ivy Fund was organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities traded on a U.S. or foreign stock exchange, or the National Association of Securities Dealers Automated Quotation ("NASDAQ") System, are valued at the last quoted sale price reported as of the close of regular trading on the exchange the security is traded most extensively. If there is no such sale, the security is valued at the calculated mean between the last bid and asked price on the exchange. Securities not traded on an exchange or NASDAQ, but traded in another over-the-counter market are valued at the average between the current bid and asked prices in such markets. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees (the Board), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. For valuation purposes, quotations of foreign securities in foreign currencies are translated into U.S. dollar equivalents using the foreign exchange quotation in effect. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board; as of June 30, 1997, there were no such securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Realized gains and losses from security transactions are calculated on an identified cost basis.

     FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code, as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, are declared in December.

     FOREIGN CURRENCY TRANSLATIONS -- Foreign currency transactions from foreign investment activity are translated into U.S. dollars on the following basis: (i) market value of securities, and dividends and interest receivable are translated at the closing daily rate of exchange; and, (ii) purchases and sales of investment securities are translated at the rate at which related foreign contracts are obtained or at the exchange rate prevailing on the date of the transaction. Exchange gains or losses from currency translation of other assets and liabilities, if significant, are reported as a separate component of Net realized and unrealized gain (loss) on investment transactions.

     Section 988 of the Internal Revenue Code provides that gains and losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. Accordingly, distributions for financial statement purposes may differ from the characterization of such distributions determined on a Federal income tax basis.

     DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Fund in connection with its organization have been deferred and will be amortized on a straight-line basis for a period not to exceed five years.

     RECLASSIFICATIONS -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to investments in foreign denominated securities, passive foreign investment companies, and certain securities sold at a loss. As a result, Net investment income (loss) and Net realized gain (loss) on investments and foreign currency transactions for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

2. RELATED PARTIES

     Ivy Management, Inc. (IMI) is the Manager and Investment Adviser of the Fund. For its services, IMI receives a fee monthly at the annual rate of 1.00% of the Fund's average net assets.

     Currently, IMI voluntarily limits the Fund's total operating expenses (excluding taxes, 12b-1 fees, broker-age commissions, interest, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of 1.95% of the Fund's average net assets. The voluntary expense limitation may be terminated or revised at any time.

     Mackenzie Investment Management Inc. (MIMI), of which IMI is a wholly owned subsidiary, provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and expenses are reflected as Administrative services fee and Fund accounting in the Statement of Operations.

     Ivy Mackenzie Distributors, Inc. (IMDI), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. From May 13, 1997 (Commencement) to June 30, 1997, the net amount of underwriting discount retained by IMDI was $16.
     Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate not to exceed .25% of its average net asset value. Class B and Class C shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average net asset value attributable to Class B and Class C shares. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $53, $0 and $0, for Class A, Class B and Class C, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.

     Ivy Mackenzie Services Corp. (IMSC), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $45, $0 and $0, for Class A, Class B and Class C, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION

     Trustees who are not affiliated with IMI or MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. FUND SHARE TRANSACTIONS

     Fund share transactions from May 13, 1997 (Commencement) to June 30, 1997, for Class A, Class B and Class C were as follows:

                         CLASS A                            SHARES    AMOUNT
                         -------                            ------   --------
Sold......................................................  15,696   $156,989
                                                            ------   --------
Net increase..............................................  15,696   $156,989
                                                            ======   ========

                         CLASS B                            SHARES    AMOUNT
                         -------                            ------   --------
Sold......................................................      1    $     10
Repurchased...............................................     (1)        (10)
                                                            ------   --------
Net increase..............................................     --    $     --
                                                            ======   ========

                         CLASS C                            SHARES    AMOUNT
                         -------                            ------   --------
Sold......................................................      1    $     10
Repurchased...............................................     (1)        (10)
                                                            ------   --------
Net increase..............................................     --    $     --
                                                            ======   ========